UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue New

York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.1% (j)
		Common Stocks — 97.7%

		Consumer Discretionary — 11.3%
		Auto Components — 0.1%
25		Cooper Tire & Rubber Co.	632
4		Tenneco, Inc. (a)	129

			761

		Distributors — 0.1%
7		Genuine Parts Co.	457
—	(h)	LKQ Corp. (a)	2

			459

		Diversified Consumer Services — 0.4%
60		Apollo Group, Inc., Class A (a)	1,205
26		DeVry, Inc.	659
14		Hillenbrand, Inc.	351

			2,215

		Hotels, Restaurants & Leisure — 2.4%
18		Bally Technologies, Inc. (a)	865
19		Brinker International, Inc.	635
4		Buffalo Wild Wings, Inc. (a)	302
10		Cheesecake Factory, Inc. (The)	333
17		Cracker Barrel Old Country Store, Inc.	1,102
20		Darden Restaurants, Inc.	939
197		International Game Technology	3,023
1		Jack in the Box, Inc. (a)	31
3		MGM Resorts International (a)	42
13		Panera Bread Co., Class A (a)	2,049
3		Starwood Hotels & Resorts Worldwide, Inc.	171
33		Texas Roadhouse, Inc.	575
1		Vail Resorts, Inc.	70
1		Wyndham Worldwide Corp.	48
1		Wynn Resorts Ltd.	168
42		Yum! Brands, Inc.	2,753

			13,106

		Household Durables — 0.7%
12		D.R. Horton, Inc.	284
2		Meritage Homes Corp. (a)	110
79		PulteGroup, Inc. (a)	1,648
—	(h)	Ryland Group, Inc. (The)	16
1		Tupperware Brands Corp.	109
14		Whirlpool Corp.	1,588

			3,755

		Internet & Catalog Retail — 0.3%
6		Amazon.com, Inc. (a)	1,687
—	(h)	Liberty Ventures, Series A (a)	4

			1,691

		Media — 0.7%
1		AMC Networks, Inc., Class A (a)	74
1		Charter Communications, Inc., Class A (a)	62
9		Comcast Corp., Class A	340
55		CTC Media, Inc., (Russia)	584
30		DIRECTV (a)	1,520
14		John Wiley & Sons, Inc., Class A	553
1		Liberty Global, Inc., Series C (a)	40
1		New York Times Co. (The), Class A (a)	5
9		Time Warner Cable, Inc.	818
1		Time Warner, Inc.	61

			4,057

		Multiline Retail — 1.1%
8		Big Lots, Inc. (a)	243
4		Dollar Tree, Inc. (a)	161
115		Kohl’s Corp.	5,333

			5,737

		Specialty Retail — 5.2%
23		Aaron’s, Inc.	677
85		Advance Auto Parts, Inc.	6,226
132		ANN, Inc. (a)	4,062
7		Bed Bath & Beyond, Inc. (a)	422
70		Chico’s FAS, Inc.	1,249
67		Children’s Place Retail Stores, Inc. (The) (a)	3,340
30		Dick’s Sporting Goods, Inc.	1,438
73		Foot Locker, Inc.	2,491
72		Gap, Inc. (The)	2,358
4		Group 1 Automotive, Inc.	263
9		Hibbett Sports, Inc. (a)	494
14		Men’s Wearhouse, Inc. (The)	427
2		Office Depot, Inc. (a)	7
12		O’Reilly Automotive, Inc. (a)	1,120
5		Penske Automotive Group, Inc.	155
31		Ross Stores, Inc.	1,855
16		Sally Beauty Holdings, Inc. (a)	412
26		Select Comfort Corp. (a)	574
5		Tractor Supply Co.	529

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Specialty Retail — Continued
9		Williams-Sonoma, Inc.	408

			28,507

		Textiles, Apparel & Luxury Goods — 0.3%
107		Crocs, Inc. (a)	1,584
2		Hanesbrands, Inc. (a)	86
6		Jones Group, Inc. (The)	70
1		Wolverine World Wide, Inc.	60

			1,800

		Total Consumer Discretionary	62,088

		Consumer Staples — 3.2%
		Beverages — 0.1%
21		Constellation Brands, Inc., Class A (a)	691

		Food & Staples Retailing — 1.1%
12		CVS Caremark Corp.	604
4		Pricesmart, Inc.	301
3		United Natural Foods, Inc. (a)	161
72		Wal-Mart Stores, Inc.	5,020

			6,086

		Food Products — 1.2%
14		Archer-Daniels-Midland Co.	410
321		Dean Foods Co. (a)	5,877
6		Hillshire Brands Co.	172
—	(h)	J&J Snack Foods Corp.	14

			6,473

		Household Products — 0.7%
—	(h)	Colgate-Palmolive Co.	11
8		Harbinger Group, Inc. (a)	67
1		Kimberly-Clark Corp.	132
76		Spectrum Brands Holdings, Inc.	3,855

			4,065

		Personal Products — 0.1%
8		Nu Skin Enterprises, Inc., Class A	352

		Total Consumer Staples	17,667

		Energy — 12.3%
		Energy Equipment & Services — 4.0%
—	(h)	Bristow Group, Inc.	6
30		Exterran Holdings, Inc. (a)	689
1		Hornbeck Offshore Services, Inc. (a)	44
304		ION Geophysical Corp. (a)	2,066
127		National Oilwell Varco, Inc.	9,430
59		Oil States International, Inc. (a)	4,549
217		Superior Energy Services, Inc. (a)	5,416

			22,200

		Oil, Gas & Consumable Fuels — 8.3%
—	(h)	Alon USA Energy, Inc.	4
—	(h)	Anadarko Petroleum Corp.	32
57		Apache Corp.	4,811
6		Arch Coal, Inc.	42
162		Cloud Peak Energy, Inc. (a)	2,831
—	(h)	ConocoPhillips	17
117		CONSOL Energy, Inc.	3,653
128		Devon Energy Corp.	7,333
60		EQT Corp.	3,554
413		Gran Tierra Energy, Inc., (Canada) (a)	2,200
5		Kinder Morgan, Inc.	180
—	(h)	Murphy Oil Corp.	19
63		Newfield Exploration Co. (a)	1,855
157		Peabody Energy Corp.	3,950
—	(h)	Penn Virginia Corp.	—	(h)
61		SM Energy Co.	3,576
53		Spectra Energy Corp.	1,463
384		Stone Energy Corp. (a)	8,643
88		W&T Offshore, Inc.	1,557

			45,720

		Total Energy	67,920

		Financials — 7.5%
		Capital Markets — 0.5%
2		Affiliated Managers Group, Inc. (a)	263
7		American Capital Ltd. (a)	89
172		BGC Partners, Inc., Class A	685
6		Evercore Partners, Inc., Class A	223
—	(h)	Fifth Street Finance Corp.	3
5		Franklin Resources, Inc.	619
18		Raymond James Financial, Inc.	794
—	(h)	SEI Investments Co.	3
7		Waddell & Reed Financial, Inc., Class A	290

			2,969

		Commercial Banks — 2.5%
—	(h)	BOK Financial Corp.	6
5		CapitalSource, Inc.	39
9		CIT Group, Inc. (a)	385
8		CVB Financial Corp.	88
238		East West Bancorp, Inc.	5,580

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Commercial Banks — Continued
—	(h)	First Niagara Financial Group, Inc.	2
242		Huntington Bancshares, Inc.	1,685
32		MB Financial, Inc.	716
22		Old National Bancorp	292
199		PrivateBancorp, Inc.	3,424
89		Regions Financial Corp.	694
—	(h)	Signature Bank (a)	10
2		SunTrust Banks, Inc.	57
1		Susquehanna Bancshares, Inc.	14
16		Webster Financial Corp.	345
1		Western Alliance Bancorp (a)	6
5		Wintrust Financial Corp.	172

			13,515

		Consumer Finance — 1.7%
100		Capital One Financial Corp.	5,610
96		Discover Financial Services	3,690
8		Ezcorp, Inc., Class A (a)	177
3		SLM Corp.	44

			9,521

		Diversified Financial Services — 0.1%
7		Citigroup, Inc.	297
3		PHH Corp. (a)	61

			358

		Insurance — 1.7%
3		Arthur J. Gallagher & Co.	107
49		Brown & Brown, Inc.	1,344
27		First American Financial Corp.	640
49		Hilltop Holdings, Inc. (a)	644
2		Kemper Corp.	60
16		Mercury General Corp.	649
4		ProAssurance Corp.	200
95		Prudential Financial, Inc.	5,479
2		Reinsurance Group of America, Inc.	92
2		W.R. Berkley Corp.	94

			9,309

		Real Estate Investment Trusts (REITs) — 0.5%
—	(h)	American Campus Communities, Inc.	19
5		American Tower Corp.	355
—	(h)	Apartment Investment & Management Co., Class A	3
9		AvalonBay Communities, Inc.	1,111
—	(h)	Boston Properties, Inc.	32
18		Equity Residential	1,019
3		Federal Realty Investment Trust	308
1		Plum Creek Timber Co., Inc.	53
—	(h)	Potlatch Corp.	4
1		Weyerhaeuser Co.	17

			2,921

		Real Estate Management & Development — 0.0% (g)
—	(h)	Tejon Ranch Co. (a)	3

		Thrifts & Mortgage Finance — 0.5%
72		Ocwen Financial Corp. (a)	2,790

		Total Financials	41,386

		Health Care — 18.2%
		Biotechnology — 6.0%
85		Alexion Pharmaceuticals, Inc. (a)	8,006
74		Amgen, Inc.	6,349
170		Ariad Pharmaceuticals, Inc. (a)	3,383
10		Biogen Idec, Inc. (a)	1,574
13		Celgene Corp. (a)	1,314
24		Cubist Pharmaceuticals, Inc. (a)	1,021
2		Genomic Health, Inc. (a)	56
2		Medivation, Inc. (a)	104
130		Myriad Genetics, Inc. (a)	3,515
50		Onyx Pharmaceuticals, Inc. (a)	3,860
69		PDL BioPharma, Inc.	474
5		Pharmacyclics, Inc. (a)	355
5		United Therapeutics Corp. (a)	243
64		Vertex Pharmaceuticals, Inc. (a)	2,845

			33,099

		Health Care Equipment & Supplies — 5.0%
18		Alere, Inc. (a)	384
8		Align Technology, Inc. (a)	262
6		Baxter International, Inc.	410
6		C.R. Bard, Inc.	637
—	(h)	Cooper Cos., Inc. (The)	28
14		Cyberonics, Inc. (a)	617
305		Hill-Rom Holdings, Inc.	10,111
1		IDEXX Laboratories, Inc. (a)	105
6		Integra LifeSciences Holdings Corp. (a)	244
8		Intuitive Surgical, Inc. (a)	4,354
5		Masimo Corp.	102
235		St. Jude Medical, Inc.	9,551

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Health Care Equipment & Supplies — Continued
—	(h)	STERIS Corp.	1
6		Thoratec Corp. (a)	205
4		Varian Medical Systems, Inc. (a)	256
11		Volcano Corp. (a)	278

			27,545

		Health Care Providers & Services — 2.3%
—	(h)	DaVita HealthCare Partners, Inc. (a)	11
2		Emeritus Corp. (a)	44
186		Express Scripts Holding Co. (a)	9,924
—	(h)	Five Star Quality Care, Inc. (a)	2
2		Health Net, Inc. (a)	43
32		HealthSouth Corp. (a)	774
—	(h)	Magellan Health Services, Inc. (a)	9
—	(h)	Molina Healthcare, Inc. (a)	3
16		Select Medical Holdings Corp.	156
39		WellCare Health Plans, Inc. (a)	1,970

			12,936

		Health Care Technology — 1.4%
680		Allscripts Healthcare Solutions, Inc. (a)	7,530
3		Quality Systems, Inc.	61

			7,591

		Life Sciences Tools & Services — 0.2%
2		Bio-Rad Laboratories, Inc., Class A (a)	221
3		Charles River Laboratories International, Inc. (a)	111
8		PAREXEL International Corp. (a)	261
7		PerkinElmer, Inc.	250
3		Techne Corp.	201

			1,044

		Pharmaceuticals — 3.3%
1		AbbVie, Inc.	33
22		Actavis, Inc. (a)	1,913
40		Auxilium Pharmaceuticals, Inc. (a)	730
163		Endo Health Solutions, Inc. (a)	5,150
1		Forest Laboratories, Inc. (a)	25
4		Hospira, Inc. (a)	150
204		Merck & Co., Inc.	8,811
5		Perrigo Co.	521
9		Salix Pharmaceuticals Ltd. (a)	412
11		ViroPharma, Inc. (a)	294

			18,039

		Total Health Care	100,254

		Industrials — 9.2%
		Aerospace & Defense — 3.4%
7		Alliant Techsystems, Inc.	428
8		Boeing Co. (The)	621
2		Curtiss-Wright Corp.	66
203		Exelis, Inc.	2,227
33		General Dynamics Corp.	2,205
26		Huntington Ingalls Industries, Inc.	1,158
2		L-3 Communications Holdings, Inc.	154
4		Northrop Grumman Corp.	280
46		Raytheon Co.	2,410
277		Spirit Aerosystems Holdings, Inc., Class A (a)	4,417
148		Textron, Inc.	4,243
5		Triumph Group, Inc.	383

			18,592

		Air Freight & Logistics — 0.1%
12		Atlas Air Worldwide Holdings, Inc. (a)	529
—	(h)	C.H. Robinson Worldwide, Inc.	4
1		Forward Air Corp.	30
—	(h)	United Parcel Service, Inc., Class B	8

			571

		Airlines — 0.0% (g)
17		U.S. Airways Group, Inc. (a)	240

		Building Products — 0.0% (g)
1		Fortune Brands Home & Security, Inc. (a)	39
—	(h)	USG Corp. (a)	12

			51

		Commercial Services & Supplies — 0.6%
5		Avery Dennison Corp.	189
—	(h)	Brink’s Co. (The)	12
30		Clean Harbors, Inc. (a)	1,656
1		GEO Group, Inc. (The)	20
—	(h)	Healthcare Services Group, Inc.	2
32		Iron Mountain, Inc.	1,101
1		KAR Auction Services, Inc.	26
7		Rollins, Inc.	167
1		Stericycle, Inc. (a)	113

			3,286

		Construction & Engineering — 0.2%
5		AECOM Technology Corp. (a)	123
20		Jacobs Engineering Group, Inc. (a)	952

			1,075

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Electrical Equipment — 0.2%
9		EnerSys, Inc. (a)	385
80		GrafTech International Ltd. (a)	772
—	(h)	II-VI, Inc. (a)	5

			1,162

		Machinery — 3.3%
1		AGCO Corp. (a)	37
15		Barnes Group, Inc.	351
9		Crane Co.	448
2		ESCO Technologies, Inc.	68
98		Gardner Denver, Inc.	6,913
16		Joy Global, Inc.	1,031
1		Manitowoc Co., Inc. (The)	12
10		Mueller Industries, Inc.	522
176		Oshkosh Corp. (a)	6,912
6		Snap-on, Inc.	480
11		Timken Co.	584
3		Valmont Industries, Inc.	384
10		WABCO Holdings, Inc. (a)	602
—	(h)	Xylem, Inc.	3

			18,347

		Professional Services — 0.3%
60		Acacia Research Corp. (a)	1,527
—	(h)	Corporate Executive Board Co. (The)	20

			1,547

		Road & Rail — 1.1%
118		Con-way, Inc.	3,703
17		Knight Transportation, Inc.	263
—	(h)	Landstar System, Inc.	17
—	(h)	Norfolk Southern Corp.	21
—	(h)	Ryder System, Inc.	17
16		Union Pacific Corp.	2,044

			6,065

		Trading Companies & Distributors — 0.0% (g)
—	(h)	Applied Industrial Technologies, Inc.	4

		Transportation Infrastructure — 0.0% (g)
1		Macquarie Infrastructure Co. LLC	23

		Total Industrials	50,963

		Information Technology — 25.7%
		Communications Equipment — 2.9%
1,791		Brocade Communications Systems, Inc. (a)	10,242
5		Harris Corp.	233
36		JDS Uniphase Corp. (a)	522
—	(h)	Loral Space & Communications, Inc.	23
—	(h)	Oplink Communications, Inc. (a)	2
1		Plantronics, Inc.	58
248		Polycom, Inc. (a)	2,741
113		Riverbed Technology, Inc. (a)	2,189

			16,010

		Computers & Peripherals — 2.9%
22		Apple, Inc.	10,191
1		Electronics for Imaging, Inc. (a)	27
160		EMC Corp. (a)	3,939
3		Hewlett-Packard Co.	55
45		QLogic Corp. (a)	519
18		SanDisk Corp. (a)	884
13		Synaptics, Inc. (a)	454

			16,069

		Electronic Equipment, Instruments & Components — 2.6%
8		Arrow Electronics, Inc. (a)	309
23		Avnet, Inc. (a)	828
18		AVX Corp.	209
267		Corning, Inc.	3,201
393		Jabil Circuit, Inc.	7,434
49		OSI Systems, Inc. (a)	2,656
—	(h)	Plexus Corp. (a)	5

			14,642

		Internet Software & Services — 1.5%
18		Akamai Technologies, Inc. (a)	723
124		AOL, Inc. (a)	3,801
—	(h)	Digital River, Inc. (a)	2
47		IAC/InterActiveCorp.	1,919
39		VeriSign, Inc. (a)	1,675

			8,120

		IT Services — 5.5%
45		Acxiom Corp. (a)	793
2		Broadridge Financial Solutions, Inc.	42
1		CACI International, Inc., Class A (a)	32
29		Cardtronics, Inc. (a)	753
219		Computer Sciences Corp.	9,143
—	(h)	Convergys Corp.	2
99		CoreLogic, Inc. (a)	2,587
2		Euronet Worldwide, Inc. (a)	50

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		IT Services — Continued
1		Gartner, Inc. (a)	26
97		Global Payments, Inc.	4,797
10		iGATE Corp. (a)	167
293		Lender Processing Services, Inc.	7,045
13		Syntel, Inc.	752
—	(h)	Teradata Corp. (a)	7
144		Total System Services, Inc.	3,341
26		Unisys Corp. (a)	571

			30,108

		Office Electronics — 0.0% (g)
1		Xerox Corp.	8

		Semiconductors & Semiconductor Equipment — 5.7%
75		Broadcom Corp., Class A	2,435
264		Cirrus Logic, Inc. (a)	7,446
—	(h)	Entegris, Inc. (a)	4
6		Fairchild Semiconductor International, Inc. (a)	91
11		First Solar, Inc. (a)	320
4		Intel Corp.	84
10		KLA-Tencor Corp.	533
281		LSI Corp. (a)	1,981
1		Maxim Integrated Products, Inc.	16
697		NVIDIA Corp.	8,544
82		PMC-Sierra, Inc. (a)	472
559		RF Micro Devices, Inc. (a)	2,793
292		Skyworks Solutions, Inc. (a)	6,990

			31,709

		Software — 4.6%
264		Activision Blizzard, Inc.	3,013
5		Advent Software, Inc. (a)	112
8		Aspen Technology, Inc. (a)	239
5		Autodesk, Inc. (a)	198
136		CA, Inc.	3,382
—	(h)	Cadence Design Systems, Inc. (a)	4
43		Citrix Systems, Inc. (a)	3,121
27		Fair Isaac Corp.	1,237
24		Fortinet, Inc. (a)	557
2		Informatica Corp. (a)	83
5		Manhattan Associates, Inc. (a)	351
20		Mentor Graphics Corp. (a)	350
63		MICROS Systems, Inc. (a)	2,896
3		Microsoft Corp.	95
—	(h)	Netscout Systems, Inc. (a)	3
—	(h)	Nuance Communications, Inc. (a)	9
79		PTC, Inc. (a)	1,837
97		Rovi Corp. (a)	1,670
3		Sourcefire, Inc. (a)	119
42		Symantec Corp. (a)	918
55		Synopsys, Inc. (a)	1,833
147		TIBCO Software, Inc. (a)	3,441

			25,468

		Total Information Technology	142,134

		Materials — 5.7%
		Chemicals — 1.7%
25		CF Industries Holdings, Inc.	5,644
2		Cytec Industries, Inc.	145
81		E.I. du Pont de Nemours & Co.	3,824
2		Huntsman Corp.	33
—	(h)	Innophos Holdings, Inc.	5
2		PolyOne Corp.	38

			9,689

		Containers & Packaging — 0.3%
—	(h)	Crown Holdings, Inc. (a)	8
4		Owens-Illinois, Inc. (a)	103
—	(h)	Packaging Corp. of America	11
10		Rock Tenn Co., Class A	815
11		Silgan Holdings, Inc.	451
10		Sonoco Products Co.	301

			1,689

		Metals & Mining — 3.7%
716		Alcoa, Inc.	6,332
68		Allied Nevada Gold Corp. (a)	1,603
75		Coeur d’Alene Mines Corp. (a)	1,624
189		Freeport-McMoRan Copper & Gold, Inc.	6,679
50		Newmont Mining Corp.	2,147
18		Steel Dynamics, Inc.	279
89		SunCoke Energy, Inc. (a)	1,472
3		United States Steel Corp.	66

			20,202

		Paper & Forest Products — 0.0% (g)
—	(h)	Domtar Corp., (Canada)	8
1		KapStone Paper & Packaging Corp.	15

			23

		Total Materials	31,603

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Telecommunication Services — 0.3%
		Wireless Telecommunication Services — 0.3%
163		MetroPCS Communications, Inc. (a)	1,636

		Utilities — 4.3%
		Electric Utilities — 2.2%
25		Entergy Corp.	1,621
256		Exelon Corp.	8,038
102		Great Plains Energy, Inc.	2,184
5		PNM Resources, Inc.	105
10		Southern Co. (The)	422

			12,370

		Gas Utilities — 0.1%
5		ONEOK, Inc.	245
2		Piedmont Natural Gas Co., Inc.	65
5		UGI Corp.	175

			485

		Independent Power Producers & Energy Traders — 1.8%
915		AES Corp. (The)	9,914

		Multi-Utilities — 0.2%
42		CenterPoint Energy, Inc.	857
12		TECO Energy, Inc.	215

			1,072

		Total Utilities	23,841

		Total Common Stocks (Cost $514,606)	539,492

Short-Term Investment — 2.4%
		Investment Company — 2.4%
13,198		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $13,198)	13,198

		Total Investments — 100.1% (Cost $527,804)	552,690
		Liabilities in Excess of Other Assets — (0.1)%	(592)

		NET ASSETS — 100.0%	$552,098

Short Positions — 97.1%

		Common Stocks — 97.1%
		Consumer Discretionary — 15.5%
		Auto Components — 1.4%
66		Autoliv, Inc., (Sweden)	4,317
1		BorgWarner, Inc. (a)	71
1		Dana Holding Corp.	23
—	(h)	Dorman Products, Inc.	6
32		Gentex Corp.	620
62		Johnson Controls, Inc.	1,935
14		TRW Automotive Holdings Corp. (a)	783

			7,755

		Automobiles — 0.0% (g)
15		Ford Motor Co.	200

		Diversified Consumer Services — 2.7%
367		H&R Block, Inc.	8,362
177		Sotheby’s	6,346

			14,708

		Hotels, Restaurants & Leisure — 1.1%
2		Bob Evans Farms, Inc.	89
13		Chipotle Mexican Grill, Inc. (a)	3,841
16		DineEquity, Inc. (a)	1,184
17		Domino’s Pizza, Inc.	807
3		International Speedway Corp., Class A	93
1		Penn National Gaming, Inc. (a)	44
1		Starbucks Corp.	80

			6,138

		Household Durables — 0.6%
1		Harman International Industries, Inc.	42
3		Jarden Corp. (a)	176
34		KB Home	654
21		Lennar Corp., Class A	862
42		Tempur-Pedic International, Inc. (a)	1,640

			3,374

		Internet & Catalog Retail — 2.2%
60		Netflix, Inc. (a)	9,984
—	(h)	priceline.com, Inc. (a)	120
37		TripAdvisor, Inc. (a)	1,729

			11,833

		Leisure Equipment & Products — 0.3%
12		Brunswick Corp.	445
25		Hasbro, Inc.	945
1		Polaris Industries, Inc.	74

			1,464

		Media — 3.1%
32		CBS Corp. (Non-Voting), Class B	1,324

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Media — Continued
6		Clear Channel Outdoor Holdings, Inc., Class A (a)	48
25		DreamWorks Animation SKG, Inc., Class A (a)	429
—	(h)	Liberty Media Corp. (a)	22
162		News Corp., Class B	4,579
1		Sinclair Broadcast Group, Inc., Class A	19
2,054		Sirius XM Radio, Inc.	6,449
222		Starz — Liberty Capital (a)	3,541
14		Valassis Communications, Inc.	380
1		Washington Post Co. (The), Class B	517

			17,308

		Multiline Retail — 0.0% (g)
9		J.C. Penney Co., Inc.	177
4		Sears Canada, Inc., (Canada)	42

			219

		Specialty Retail — 2.4%
2		Abercrombie & Fitch Co., Class A	87
1		Asbury Automotive Group, Inc. (a)	18
1		Ascena Retail Group, Inc. (a)	24
10		Cabela’s, Inc. (a)	506
139		CarMax, Inc. (a)	5,499
13		Conn’s, Inc. (a)	370
4		DSW, Inc., Class A	273
1		Genesco, Inc. (a)	59
10		Jos. A. Bank Clothiers, Inc. (a)	388
79		Limited Brands, Inc.	3,784
1		Lumber Liquidators Holdings, Inc. (a)	50
5		Monro Muffler Brake, Inc.	186
10		PetSmart, Inc.	634
8		Tiffany & Co.	514
19		Urban Outfitters, Inc. (a)	820

			13,212

		Textiles, Apparel & Luxury Goods — 1.7%
29		Deckers Outdoor Corp. (a)	1,168
214		Fifth & Pacific Cos., Inc. (a)	3,234
1		Fossil, Inc. (a)	77
47		Iconix Brand Group, Inc. (a)	1,126
10		Lululemon Athletica, Inc., (Canada) (a)	681
—	(h)	PVH Corp.	36
399		Quiksilver, Inc. (a)	2,611
—	(h)	Steven Madden Ltd. (a)	14
2		Under Armour, Inc., Class A (a)	121

			9,068

		Total Consumer Discretionary	85,279

		Consumer Staples — 2.5%
		Beverages — 0.3%
12		Boston Beer Co., Inc. (The), Class A (a)	1,688
—	(h)	Molson Coors Brewing Co., Class B	1

			1,689

		Food & Staples Retailing — 0.4%
21		Kroger Co. (The)	577
87		Safeway, Inc.	1,666
—	(h)	Whole Foods Market, Inc.	19

			2,262

		Food Products — 1.4%
54		Campbell Soup Co.	1,987
17		Dole Food Co., Inc. (a)	186
69		Flowers Foods, Inc.	1,841
81		Green Mountain Coffee Roasters, Inc. (a)	3,689
2		Kellogg Co.	103
1		Post Holdings, Inc. (a)	34
—	(h)	Snyders-Lance, Inc.	5

			7,845

		Household Products — 0.2%
14		Energizer Holdings, Inc.	1,210

		Personal Products — 0.1%
7		Elizabeth Arden, Inc. (a)	269
5		Prestige Brands Holdings, Inc. (a)	105

			374

		Tobacco — 0.1%
—	(h)	Lorillard, Inc.	12
10		Universal Corp.	519

			531

		Total Consumer Staples	13,911

		Energy — 12.1%
		Energy Equipment & Services — 2.9%
18		Dresser-Rand Group, Inc. (a)	1,106
4		Dril-Quip, Inc. (a)	357
61		FMC Technologies, Inc. (a)	2,871
9		Geospace Technologies Corp. (a)	806
86		Helix Energy Solutions Group, Inc. (a)	2,044
28		Helmerich & Payne, Inc.	1,770
2		Hercules Offshore, Inc. (a)	10

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Energy Equipment & Services — Continued
64		Key Energy Services, Inc. (a)	520
104		Lufkin Industries, Inc.	6,029
—	(h)	Oceaneering International, Inc.	24
—	(h)	SEACOR Holdings, Inc.	36
2		Unit Corp. (a)	101

			15,674

		Oil, Gas & Consumable Fuels — 9.2%
94		Alpha Natural Resources, Inc. (a)	836
52		Approach Resources, Inc. (a)	1,389
5		Berry Petroleum Co., Class A	182
19		Cabot Oil & Gas Corp.	1,020
341		Cheniere Energy, Inc. (a)	7,247
80		Chesapeake Energy Corp.	1,608
17		Cimarex Energy Co.	1,060
249		Cobalt International Energy, Inc. (a)	6,034
1		Concho Resources, Inc. (a)	119
2		Continental Resources, Inc. (a)	194
1		CVR Energy, Inc. (a)	32
182		Denbury Resources, Inc. (a)	3,394
—	(h)	EXCO Resources, Inc.	2
173		Gulfport Energy Corp. (a)	7,156
10		Hess Corp.	692
6		HollyFrontier Corp.	290
1		Marathon Petroleum Corp.	78
23		Northern Oil and Gas, Inc. (a)	381
116		PDC Energy, Inc. (a)	4,301
73		Pioneer Natural Resources Co.	8,552
—	(h)	Southwestern Energy Co. (a)	14
13		Tesoro Corp.	640
136		Western Refining, Inc.	4,572
24		World Fuel Services Corp.	1,055
1		WPX Energy, Inc. (a)	21

			50,869

		Total Energy	66,543

		Financials — 10.2%
		Capital Markets — 3.1%
76		Bank of New York Mellon Corp. (The)	2,052
143		Charles Schwab Corp. (The)	2,363
4		Cohen & Steers, Inc.	146
46		E*TRADE Financial Corp. (a)	485
70		Eaton Vance Corp.	2,546
4		Federated Investors, Inc., Class B	97
1		Goldman Sachs Group, Inc. (The)	192
5		Greenhill & Co., Inc.	276
48		Morgan Stanley	1,104
45		Northern Trust Corp.	2,316
88		State Street Corp.	4,871
25		TD Ameritrade Holding Corp.	494

			16,942

		Commercial Banks — 1.5%
17		Associated Banc-Corp.	238
12		BancorpSouth, Inc.	170
9		Bank of the Ozarks, Inc.	327
4		City National Corp.	196
24		Comerica, Inc.	832
9		First Financial Bankshares, Inc.	378
393		First Horizon National Corp.	4,013
2		Glacier Bancorp, Inc.	37
6		Hancock Holding Co.	191
—	(h)	Iberiabank Corp.	5
12		KeyCorp	111
3		SVB Financial Group (a)	229
65		TCF Financial Corp.	883
—	(h)	Trustmark Corp.	5
87		Valley National Bancorp	853
5		Zions Bancorp	110

			8,578

		Consumer Finance — 0.4%
9		American Express Co.	552
13		Credit Acceptance Corp. (a)	1,325
5		First Cash Financial Services, Inc. (a)	262
6		Nelnet, Inc., Class A	169
—	(h)	World Acceptance Corp. (a)	23

			2,331

		Diversified Financial Services — 0.6%
106		Leucadia National Corp.	2,686
22		MarketAxess Holdings, Inc.	839

			3,525

		Insurance — 3.5%
1		American Financial Group, Inc.	47
76		American International Group, Inc. (a)	2,879
34		Amtrust Financial Services, Inc.	1,135
44		CNO Financial Group, Inc.	447
529		Genworth Financial, Inc., Class A (a)	4,850

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Insurance — Continued
4		Hanover Insurance Group, Inc. (The)	186
268		Hartford Financial Services Group, Inc.	6,637
11		Lincoln National Corp.	306
104		MBIA, Inc. (a)	899
48		StanCorp Financial Group, Inc.	1,864
2		Travelers Cos., Inc. (The)	179

			19,429

		Real Estate Investment Trusts (REITs) — 0.9%
2		Equity One, Inc.	36
—	(h)	Omega Healthcare Investors, Inc.	5
7		Prologis, Inc.	285
106		Ryman Hospitality Properties	4,255
6		Senior Housing Properties Trust	141

			4,722

		Real Estate Management & Development — 0.2%
22		CBRE Group, Inc., Class A (a)	472
17		St. Joe Co. (The) (a)	391

			863

		Total Financials	56,390

		Health Care — 13.1%
		Biotechnology — 2.0%
8		Alnylam Pharmaceuticals, Inc. (a)	197
54		BioMarin Pharmaceutical, Inc. (a)	2,988
5		Cepheid, Inc. (a)	191
46		ImmunoGen, Inc. (a)	653
35		Infinity Pharmaceuticals, Inc. (a)	1,194
253		Isis Pharmaceuticals, Inc. (a)	3,672
1		Seattle Genetics, Inc. (a)	23
92		Theravance, Inc. (a)	2,040

			10,958

		Health Care Equipment & Supplies — 1.9%
6		Abbott Laboratories	203
—	(h)	Boston Scientific Corp. (a)	4
25		DENTSPLY International, Inc.	1,040
50		DexCom, Inc. (a)	768
5		Haemonetics Corp. (a)	194
64		HeartWare International, Inc. (a)	5,812
1		Hologic, Inc. (a)	35
72		Insulet Corp. (a)	1,660
11		Neogen Corp. (a)	498
1		ResMed, Inc.	48

			10,262

		Health Care Providers & Services — 6.1%
58		Aetna, Inc.	2,779
40		Air Methods Corp.	1,756
12		AmerisourceBergen Corp.	558
19		Centene Corp. (a)	800
3		Chemed Corp.	220
73		Health Management Associates, Inc., Class A (a)	760
—	(h)	Henry Schein, Inc. (a)	5
354		HMS Holdings Corp. (a)	9,642
15		MEDNAX, Inc. (a)	1,290
47		Owens & Minor, Inc.	1,427
184		Tenet Healthcare Corp. (a)	7,158
103		Universal Health Services, Inc., Class B	5,808
24		WellPoint, Inc.	1,540

			33,743

		Health Care Technology — 1.3%
81		athenahealth, Inc. (a)	6,981
5		Medidata Solutions, Inc. (a)	244

			7,225

		Life Sciences Tools & Services — 1.5%
21		Covance, Inc. (a)	1,432
123		Illumina, Inc. (a)	6,244
8		Life Technologies Corp. (a)	501
1		Mettler-Toledo International, Inc. (a)	306

			8,483

		Pharmaceuticals — 0.3%
58		Akorn, Inc. (a)	760
22		Bristol-Myers Squibb Co.	805
4		Medicines Co. (The) (a)	114
21		Nektar Therapeutics (a)	183
—	(h)	Pfizer, Inc.	11

			1,873

		Total Health Care	72,544

		Industrials — 12.2%
		Aerospace & Defense — 1.4%
2		DigitalGlobe, Inc. (a)	64
—	(h)	HEICO Corp.	18
68		Hexcel Corp. (a)	1,809
5		Lockheed Martin Corp.	393
28		Rockwell Collins, Inc.	1,649
44		United Technologies Corp.	3,826

			7,759

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Air Freight & Logistics — 0.3%
16		FedEx Corp.	1,594
1		Hub Group, Inc., Class A (a)	26

			1,620

		Airlines — 1.1%
40		Alaska Air Group, Inc. (a)	1,857
1		Allegiant Travel Co.	85
92		Delta Air Lines, Inc. (a)	1,271
184		JetBlue Airways Corp. (a)	1,070
64		Southwest Airlines Co.	712
38		United Continental Holdings, Inc. (a)	909

			5,904

		Building Products — 0.0% (g)
—	(h)	Masco Corp.	4
—	(h)	Owens Corning (a)	4
3		Simpson Manufacturing Co., Inc.	96

			104

		Commercial Services & Supplies — 1.1%
3		ABM Industries, Inc.	72
8		Copart, Inc. (a)	279
1		Deluxe Corp.	36
63		GEO Group, Inc. (The)	2,045
—	(h)	Herman Miller, Inc.	10
42		HNI Corp.	1,312
17		Interface, Inc.	283
62		Mobile Mini, Inc. (a)	1,500
2		Pitney Bowes, Inc.	31
25		Steelcase, Inc., Class A	337
—	(h)	United Stationers, Inc.	3

			5,908

		Construction & Engineering — 0.3%
6		KBR, Inc.	180
43		MasTec, Inc. (a)	1,212
6		Quanta Services, Inc. (a)	180

			1,572

		Electrical Equipment — 1.8%
29		Acuity Brands, Inc.	2,013
55		Belden, Inc.	2,651
98		Eaton Corp. plc, (Ireland)	5,566
—	(h)	Franklin Electric Co., Inc.	7

			10,237

		Machinery — 3.5%
2		Briggs & Stratton Corp.	45
4		Chart Industries, Inc. (a)	272
225		Colfax Corp. (a)	10,028
30		Kennametal, Inc.	1,242
11		Lincoln Electric Holdings, Inc.	608
105		PACCAR, Inc.	4,931
9		Terex Corp. (a)	305
44		Trinity Industries, Inc.	1,752

			19,183

		Professional Services — 0.3%
—	(h)	Advisory Board Co. (The) (a)	22
4		FTI Consulting, Inc. (a)	136
5		IHS, Inc., Class A (a)	555
2		Manpower, Inc.	116
11		On Assignment, Inc. (a)	271
9		Robert Half International, Inc.	328

			1,428

		Road & Rail — 1.0%
120		Avis Budget Group, Inc. (a)	2,588
168		Hertz Global Holdings, Inc. (a)	3,077
—	(h)	J.B. Hunt Transport Services, Inc.	27
—	(h)	Werner Enterprises, Inc.	2

			5,694

		Trading Companies & Distributors — 1.4%
13		Beacon Roofing Supply, Inc. (a)	463
43		Fastenal Co.	2,156
—	(h)	GATX Corp.	9
—	(h)	MSC Industrial Direct Co., Inc., Class A	8
15		TAL International Group, Inc.	639
1		United Rentals, Inc. (a)	48
58		Watsco, Inc.	4,383

			7,706

		Total Industrials	67,115

		Information Technology — 24.8%
		Communications Equipment — 2.9%
152		Acme Packet, Inc. (a)	3,664
68		ADTRAN, Inc.	1,372
—	(h)	Aruba Networks, Inc. (a)	8
171		Cisco Systems, Inc.	3,527
47		Finisar Corp. (a)	736
42		InterDigital, Inc.	1,826

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Communications Equipment — Continued
2		Ixia (a)	32
116		Juniper Networks, Inc. (a)	2,590
30		NETGEAR, Inc. (a)	1,069
98		Sonus Networks, Inc. (a)	223
28		ViaSat, Inc. (a)	1,061

			16,108

		Computers & Peripherals — 2.1%
360		Dell, Inc.	4,772
2		Diebold, Inc.	44
34		Lexmark International, Inc., Class A	828
74		NCR Corp. (a)	2,046
117		NetApp, Inc. (a)	4,219

			11,909

		Electronic Equipment, Instruments & Components — 4.0%
7		Amphenol Corp., Class A	482
23		Anixter International, Inc.	1,516
17		Cognex Corp.	656
6		Coherent, Inc.	343
2		Dolby Laboratories, Inc., Class A	68
6		FEI Co.	336
21		FLIR Systems, Inc.	508
101		Ingram Micro, Inc., Class A (a)	1,833
100		IPG Photonics Corp.	6,570
2		Littelfuse, Inc.	98
47		National Instruments Corp.	1,332
3		SYNNEX Corp. (a)	97
1		Tech Data Corp. (a)	51
51		Trimble Navigation Ltd. (a)	3,209
179		Universal Display Corp. (a)	4,992

			22,091

		Internet Software & Services — 4.9%
3		CoStar Group, Inc. (a)	274
19		Dealertrack Technologies, Inc. (a)	594
45		Equinix, Inc. (a)	9,715
13		MercadoLibre, Inc., (Argentina)	1,183
20		NIC, Inc.	320
48		OpenTable, Inc. (a)	2,503
121		Rackspace Hosting, Inc. (a)	9,150
167		Yahoo!, Inc. (a)	3,280

			27,019

		IT Services — 2.2%
15		MAXIMUS, Inc.	1,013
11		NeuStar, Inc., Class A (a)	490
—	(h)	Paychex, Inc.	10
67		VeriFone Systems, Inc. (a)	2,325
32		Visa, Inc., Class A	5,101
38		WEX, Inc. (a)	2,976

			11,915

		Office Electronics — 0.0% (g)
1		Zebra Technologies Corp., Class A (a)	37

		Semiconductors & Semiconductor Equipment — 3.7%
59		Altera Corp.	1,975
3		Analog Devices, Inc.	151
62		Applied Materials, Inc.	799
226		Atmel Corp. (a)	1,514
—	(h)	Cavium, Inc. (a)	7
2		Cree, Inc. (a)	86
20		Hittite Microwave Corp. (a)	1,217
91		Integrated Device Technology, Inc. (a)	656
129		International Rectifier Corp. (a)	2,505
21		Intersil Corp., Class A	185
28		Linear Technology Corp.	1,035
171		Microchip Technology, Inc.	5,731
—	(h)	Monolithic Power Systems, Inc.	7
28		ON Semiconductor Corp. (a)	219
9		Power Integrations, Inc.	332
44		Semtech Corp. (a)	1,338
5		Teradyne, Inc. (a)	79
21		Veeco Instruments, Inc. (a)	670
48		Xilinx, Inc.	1,742

			20,248

		Software — 5.0%
15		ACI Worldwide, Inc. (a)	708
—	(h)	Blackbaud, Inc.	8
16		BMC Software, Inc. (a)	679
9		Bottomline Technologies de, Inc. (a)	274
6		CommVault Systems, Inc. (a)	494
70		Concur Technologies, Inc. (a)	4,670
48		Electronic Arts, Inc. (a)	754
6		FactSet Research Systems, Inc.	590
116		Oracle Corp.	4,109
—	(h)	Progress Software Corp. (a)	2
60		Salesforce.com, Inc. (a)	10,391
107		Take-Two Interactive Software, Inc. (a)	1,299

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Software — Continued
71		TiVo, Inc. (a)	953
15		Verint Systems, Inc. (a)	502
30		VMware, Inc., Class A (a)	2,332

			27,765

		Total Information Technology	137,092

		Materials — 5.2%
		Chemicals — 2.1%
2		Air Products & Chemicals, Inc.	175
5		Airgas, Inc.	513
—	(h)	Ashland, Inc.	4
2		Intrepid Potash, Inc.	40
54		Mosaic Co. (The)	3,283
—	(h)	NewMarket Corp.	33
5		Olin Corp.	115
40		PPG Industries, Inc.	5,488
—	(h)	RPM International, Inc.	8
19		Westlake Chemical Corp.	1,767

			11,426

		Construction Materials — 1.3%
3		Eagle Materials, Inc.	163
34		Martin Marietta Materials, Inc.	3,349
69		Texas Industries, Inc. (a)	3,944

			7,456

		Metals & Mining — 1.8%
13		Allegheny Technologies, Inc.	413
145		Cliffs Natural Resources, Inc.	5,398
2		Commercial Metals Co.	27
1		Globe Specialty Metals, Inc.	12
6		Nucor Corp.	262
33		Southern Copper Corp.	1,292
8		Walter Energy, Inc.	300
81		Worthington Industries, Inc.	2,237

			9,941

		Paper & Forest Products — 0.0% (g)
2		Buckeye Technologies, Inc.	69

		Total Materials	28,892

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
1		Cincinnati Bell, Inc. (a)	5
—	(h)	Level 3 Communications, Inc. (a)	1

			6

		Wireless Telecommunication Services — 0.0% (g)
33		NII Holdings, Inc. (a)	234
—	(h)	U.S. Cellular Corp. (a)	1

			235

		Total Telecommunication Services	241

		Utilities — 1.5%
		Electric Utilities — 1.4%
6		Duke Energy Corp.	412
182		Northeast Utilities	7,414

			7,826

		Gas Utilities — 0.0% (g)
1		Questar Corp.	14

		Independent Power Producers & Energy Traders — 0.1%
6		Dynegy, Inc. (a)	115

		Multi-Utilities — 0.0% (g)
—	(h)	MDU Resources Group, Inc.	2
1		Sempra Energy	76

			78

		Total Utilities	8,033

		Total Common Stocks (Cost $496,638)	536,040

NUMBER OF WARRANTS
Warrant — 0.0% (g)

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
3		Magnum Hunter Resources Corp., expiring 10/14/13 (a) (Cost $–)	— (h)

		Total Short Positions (Proceeds $496,638)	$536,040

Percentages indicated are based on net assets.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2013.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,766
Aggregate gross unrealized depreciation	(5,880)

Net unrealized appreciation/depreciation	$24,886

Federal income tax cost of investments	$527,804

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$552,690	$—	$—	$552,690
Total Liabilities (a)	$(536,040)	$—	$—	$(536,040)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 89.4%
		Australia — 22.6%
2		Australia & New Zealand Banking Group Ltd.	65
4		BHP Billiton Ltd.	163
2		Bradken Ltd.	16
4		Challenger Ltd.	17
2		Commonwealth Bank of Australia	147
1		CSL Ltd.	62
4		Downer EDI Ltd. (a)	19
1		Flight Centre Ltd.	18
4		Fortescue Metals Group Ltd.	21
23		Goodman Fielder Ltd. (a)	16
6		Goodman Group	28
1		GrainCorp Ltd., Class A	11
7		Insurance Australia Group Ltd.	37
2		IOOF Holdings Ltd.	14
2		JB Hi-Fi Ltd.	18
3		Lend Lease Group	32
1		Macquarie Group Ltd.	44
1		National Australia Bank Ltd.	31
2		Regis Resources Ltd. (a)	13
1		Rio Tinto Ltd.	53
14		SP AusNet	17
11		Spark Infrastructure Group	19
9		Telstra Corp., Ltd.	43
—	(h)	Wesfarmers Ltd.	4
5		Westfield Retail Trust	18
4		Westpac Banking Corp.	120
—	(h)	Woolworths Ltd.	7

			1,053

		China — 18.4%
4		AAC Technologies Holdings, Inc.	15
28		Air China Ltd., Class H	24
22		Angang Steel Co., Ltd., Class H (a)	16
138		Bank of China Ltd., Class H	68
26		Beijing Capital International Airport Co., Ltd., Class H	22
18		China Communications Construction Co., Ltd., Class H	18
113		China Construction Bank Corp., Class H	97
34		China Eastern Airlines Corp., Ltd., Class H (a)	15
18		China National Building Material Co., Ltd., Class H	29
10		China Oilfield Services Ltd., Class H	22
36		China Petroleum & Chemical Corp., Class H	44
18		China Railway Construction Corp., Ltd., Class H	19
38		China Railway Group Ltd., Class H	22
19		China Shanshui Cement Group Ltd.	14
28		China Southern Airlines Co., Ltd., Class H	17
38		Chongqing Rural Commercial Bank, Class H	23
17		CNOOC Ltd.	35
40		Country Garden Holdings Co., Ltd. (a)	21
30		Evergrande Real Estate Group Ltd.	16
9		Great Wall Motor Co., Ltd., Class H	37
11		Greentown China Holdings Ltd.	23
13		Guangzhou R&F Properties Co., Ltd., Class H	23
18		Harbin Electric Co., Ltd., Class H	16
104		Industrial & Commercial Bank of China Ltd., Class H	78
18		PICC Property & Casualty Co., Ltd., Class H	27
9		Shimao Property Holdings Ltd.	19
23		Sino-Ocean Land Holdings Ltd.	18
32		Sunac China Holdings Ltd.	26
1		Tencent Holdings Ltd.	35
14		Want Want China Holdings Ltd.	19

			858

		Hong Kong — 12.7%
15		AIA Group Ltd.	60
3		Cheung Kong Holdings Ltd.	49
3		Cheung Kong Infrastructure Holdings Ltd.	19
22		China Gas Holdings Ltd.	19
3		China Mobile Ltd.	33
10		China Overseas Land & Investment Ltd.	31
8		China Resources Land Ltd.	24
9		Galaxy Entertainment Group Ltd. (a)	41
50		Geely Automobile Holdings Ltd.	26
14		Giordano International Ltd.	14
5		Great Eagle Holdings Ltd.	19
—	(h)	Jardine Matheson Holdings Ltd.	26
—	(h)	Jardine Strategic Holdings Ltd.	12
4		Kerry Properties Ltd.	19
27		Lee & Man Paper Manufacturing Ltd.	18
5		Luk Fook Holdings International Ltd.	18
10		Melco International Development Ltd.	16

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Hong Kong — Continued
16		New World Development Co., Ltd.	30
8		NWS Holdings Ltd.	15
30		Shun Tak Holdings Ltd.	16
34		Skyworth Digital Holdings Ltd.	21
4		Wharf Holdings Ltd.	35
6		Wheelock & Co., Ltd.	34

			595

		Indonesia — 3.1%
220		Alam Sutera Realty Tbk PT	17
25		Bank Mandiri Persero Tbk PT	23
31		Bank Rakyat Indonesia Persero Tbk PT	25
59		Charoen Pokphand Indonesia Tbk PT	23
39		Perusahaan Gas Negara Persero Tbk PT	19
12		Semen Indonesia Persero Tbk PT	20
19		Telekomunikasi Indonesia Persero Tbk PT	19

			146

		Malaysia — 1.0%
8		Axiata Group Bhd	15
3		Petronas Dagangan Bhd	19
8		Top Glove Corp. Bhd	14

			48

		New Zealand — 0.4%
5		Ryman Healthcare Ltd.	18

		Philippines — 3.7%
16		Aboitiz Power Corp.	15
58		Alliance Global Group, Inc.	27
16		BDO Unibank, Inc. (a)	30
1		GT Capital Holdings, Inc.	13
278		Megaworld Corp.	23
9		Metropolitan Bank & Trust Co.	23
22		Puregold Price Club, Inc.	19
5		Security Bank Corp.	21

			171

		Singapore — 1.6%
3		Keppel Corp., Ltd.	28
14		Neptune Orient Lines Ltd. (a)	15
6		UOL Group Ltd.	30

			73

		South Korea — 12.0%
1		BS Financial Group, Inc. (a)	18
—	(h)	GS Holdings (a)	20
—	(h)	GS Home Shopping, Inc.	14
1		Hana Financial Group, Inc.	34
—	(h)	Hyundai Heavy Industries Co., Ltd. (a)	23
—	(h)	Hyundai Motor Co.	30
1		KB Financial Group, Inc. (a)	27
1		KT Corp.	19
—	(h)	LG Corp. (a)	25
—	(h)	POSCO	42
—	(h)	Samsung Electro-Mechanics Co., Ltd.	24
—	(h)	Samsung Electronics Co., Ltd.	205
1		Shinhan Financial Group Co., Ltd. (a)	39
—	(h)	SK Holdings Co., Ltd. (a)	17
—	(h)	SK Innovation Co., Ltd.	24

			561

		Taiwan — 9.4%
4		Advantech Co., Ltd.	17
2		Asustek Computer, Inc.	28
6		Chailease Holding Co., Ltd. (a)	16
8		Chicony Electronics Co., Ltd.	23
13		Chipbond Technology Corp.	27
18		Fubon Financial Holding Co., Ltd.	23
17		Hon Hai Precision Industry Co., Ltd.	48
3		HTC Corp.	30
1		Largan Precision Co., Ltd.	18
5		Novatek Microelectronics Corp.	20
7		Ruentex Development Co., Ltd.	15
36		Taiwan Semiconductor Manufacturing Co., Ltd.	123
2		TPK Holding Co., Ltd.	34
14		Wistron Corp.	16

			438

		Thailand — 3.4%
6		Airports of Thailand PCL	20
12		Bangchak Petroleum PCL	14
4		Kasikornbank PCL, NVDR	26
42		Krung Thai Bank PCL	33
38		Land and Houses PCL	14
7		PTT Global Chemical PCL	19
98		Sansiri PCL	13
3		Siam Commercial Bank PCL	20

			159

		United Kingdom — 0.8%
3		HSBC Holdings plc	36

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — 0.3%
1		News Corp., Class B	16

		Total Common Stocks (Cost $3,541)	4,172

Structured Instruments — 8.3%
		India — 8.3%
		Low Exercise Call Warrants — 8.3%
4		Ambuja Cements Ltd., expiring 10/07/13 (issued through UBS AG) (a)	14
1		Dr. Reddy’s Laboratories Ltd., expiring 01/07/14 (issued through BNP Paribas) (a)	20
—	(h)	Grasim Industries Ltd., expiring 10/05/15 (issued through UBS AG) (a)	16
2		HCL Technologies Ltd., expiring 09/06/13 (issued through UBS AG) (a)	25
3		HDFC Bank Ltd., expiring 06/29/15 (issued through UBS AG) (a)	37
7		Hindalco Industries Ltd., expiring 01/08/14 (issued through BNP Paribas) (a)	16
7		IDFC Ltd., expiring 12/04/13 (issued through BNP Paribas) (a)	21
4		ITC Ltd., expiring 06/26/13 (issued through UBS AG) (a)	26
1		Mahindra & Mahindra Ltd., expiring 08/08/13 (issued through UBS AG) (a)	15
1		Maruti Suzuki India Ltd., expiring 01/28/14 (issued through BNP Paribas) (a)	16
5		Power Finance Corp. Ltd., expiring 09/17/13 (issued through UBS AG) (a)	20
2		Reliance Industries Ltd., expiring 01/20/14 (issued through BNP Paribas) (a)	33
4		Rural Electrification Corp. Ltd., expiring 06/29/15 (issued through UBS AG) (a)	19
1		Sun Pharmaceutical Industries Ltd., expiring 06/29/15 (issued through UBS AG) (a)	16
6		Tata Motors Ltd., expiring 11/08/13 (issued through BNP Paribas) (a)	33
1		Tech Mahindra Ltd., expiring 09/30/13 (issued through UBS AG) (a)	21
—	(h)	Ultratech Cement Ltd., expiring 10/29/13 (issued through BNP Paribas) (a)	17
3		Wipro Ltd., expiring 11/05/13 (issued through BNP Paribas) (a)	21

		Total Structured Instruments (Cost $368)	386

		Total Investments — 97.7% (Cost $3,909)	4,558
		Other Assets in Excess of Liabilities — 2.3%	106

		NET ASSETS — 100.0%	$4,664

Percentages indicated are based on net assets.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	21.6%
Real Estate Management & Development	11.7
Semiconductors & Semiconductor Equipment	8.2
Metals & Mining	7.1
Capital Markets	5.2
Oil, Gas & Consumable Fuels	4.1
Industrial Conglomerates	3.6
Insurance	3.1
Automobiles	3.1
Electronic Equipment, Instruments & Components	2.7
Construction Materials	2.4
Computers & Peripherals	1.8
Diversified Telecommunication Services	1.8
Hotels, Restaurants & Leisure	1.6
Diversified Financial Services	1.6
Food Products	1.5
Biotechnology	1.4
Construction & Engineering	1.3
Airlines	1.2
Electric Utilities	1.2
Specialty Retail	1.1
Wireless Telecommunication Services	1.1
Real Estate Investment Trusts (REITs)	1.0
Communications Equipment	1.0
Others (each less than 1.0%)	9.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

NVDR	—	Non Voting Depositary Receipt

(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than $1,000 (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $4,172,000 and 91.5%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$673
Aggregate gross unrealized depreciation	(24)

Net unrealized appreciation/depreciation	$649

Federal income tax cost of investments	$3,909

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,558	$—	$4,558

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 67.0%
	China — 30.3%
124	AAC Technologies Holdings, Inc.	478
1,465	Agricultural Bank of China Ltd., Class H	798
95	Anhui Conch Cement Co., Ltd., Class H	371
3	Baidu, Inc., ADR (a)	312
2,336	China Construction Bank Corp., Class H	2,015
838	China Eastern Airlines Corp., Ltd., Class H (a)	382
521	China Minsheng Banking Corp., Ltd., Class H	748
232	China National Building Material Co., Ltd., Class H	370
250	China Oilfield Services Ltd., Class H	541
101	China Pacific Insurance Group Co., Ltd., Class H	395
85	China Shenhua Energy Co., Ltd., Class H	366
292	China Shipping Development Co., Ltd., Class H	161
520	China Vanke Co., Ltd., Class B	1,136
102	CITIC Securities Co., Ltd., Class H	272
530	CNOOC Ltd.	1,091
109	Great Wall Motor Co., Ltd., Class H	443
2,089	Industrial & Commercial Bank of China Ltd., Class H	1,573
352	Intime Department Store Group Co., Ltd.	462
75	New China Life Insurance Co., Ltd., Class H	293
616	PetroChina Co., Ltd., Class H	874
94	Ping An Insurance Group Co. of China Ltd., Class H	839
152	Sands China Ltd.	767
49	Tencent Holdings Ltd.	1,711
437	Want Want China Holdings Ltd.	579

		16,977

	Hong Kong — 19.8%
385	AIA Group Ltd.	1,531
312	Belle International Holdings Ltd.	694
86	Cheung Kong Holdings Ltd.	1,404
129	China Mobile Ltd.	1,408
212	China Overseas Land & Investment Ltd.	657
280	China Resources Gas Group Ltd.	622
146	China Resources Land Ltd.	445
142	Galaxy Entertainment Group Ltd. (a)	640
530	Geely Automobile Holdings Ltd.	277
68	Hutchison Whampoa Ltd.	760
7	Jardine Matheson Holdings Ltd.	447
121	Lifestyle International Holdings Ltd.	311
490	Midland Holdings Ltd.	250
260	New World Development Co., Ltd.	478
51	Orient Overseas International Ltd.	357
91	Wharf Holdings Ltd.	801

		11,082

	Italy — 1.1%
72	Prada S.p.A.	644

	Taiwan — 15.8%
326	Advanced Semiconductor Engineering, Inc.	263
34	Asustek Computer, Inc.	391
39	Casetek Holdings Ltd. (a)	195
430	China Life Insurance Co., Ltd. (a)	425
60	China Steel Chemical Corp.	297
105	Delta Electronics, Inc.	380
643	E.Sun Financial Holding Co., Ltd.	368
132	Epistar Corp.	251
129	Hon Hai Precision Industry Co., Ltd.	369
556	Innolux Corp. (a)	290
46	MediaTek, Inc.	504
66	Novatek Microelectronics Corp.	263
160	Oriental Union Chemical Corp.	189
348	Prince Housing & Development Corp.	243
251	Ruentex Development Co., Ltd.	553
766	Taiwan Semiconductor Manufacturing Co., Ltd.	2,625
28	TPK Holding Co., Ltd.	486
128	TXC Corp.	207
306	Uni-President Enterprises Corp.	537

		8,836

	Total Investments — 67.0% (Cost $32,908)	37,539
	Other Assets in Excess of Liabilities — 33.0%	18,458

	NET ASSETS — 100.0%	$55,997

Percentages indicated are based on net assets.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	15.9%
Commercial Banks	14.7
Semiconductors & Semiconductor Equipment	10.4
Insurance	9.3
Oil, Gas & Consumable Fuels	6.2
Internet Software & Services	5.4
Electronic Equipment, Instruments & Components	4.6
Wireless Telecommunication Services	3.8
Hotels, Restaurants & Leisure	3.7
Industrial Conglomerates	3.2
Food Products	3.0
Multiline Retail	2.1
Construction Materials	2.0
Automobiles	1.9
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	1.7
Gas Utilities	1.7
Computers & Peripherals	1.6
Energy Equipment & Services	1.4
Marine	1.4
Chemicals	1.3
Communications Equipment	1.3
Airlines	1.0
Others (each less than 1.0%)	0.6

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $37,227,000 and 99.2%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,665
Aggregate gross unrealized depreciation	(34)

Net unrealized appreciation/depreciation	$4,631

Federal income tax cost of investments	$32,908

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$312	$37,227	$—	$37,539

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of certain ADRs, the report values of which are evaluated prices. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 62.3%
	Federal Farm Credit Bank,
1,671,000	DN, 0.010%, 02/01/13 (m) (n)	1,671,000
1,560,000	DN, 0.080%, 02/14/13 (n)	1,559,951
	Federal Home Loan Bank,
1,560,000	DN, 0.050%, 02/06/13 (n)	1,559,987
1,560,000	DN, 0.075%, 03/13/13 (n)	1,559,937
	Federal Home Loan Mortgage Corp.,
1,560,000	DN, 0.090%, 04/15/13 (n)	1,559,875
1,560,000	DN, 0.120%, 06/17/13 (n)	1,559,595
	Federal National Mortgage Association,
1,560,000	DN, 0.050%, 02/27/13 (n)	1,559,958
1,560,000	DN, 0.130%, 10/01/13 (n)	1,558,955

	Total U.S. Government Agency Securities (Cost $12,588,403)	12,589,258

U.S. Treasury Obligations — 15.2%
	U.S. Treasury Bills,
1,560,000	0.050%, 03/28/13 (n)	1,559,877
1,500,000	0.060%, 02/21/13 (n)	1,499,948

	Total U.S. Treasury Obligations (Cost $3,059,831)	3,059,825

SHARES
Investment Company — 20.8%
4,207,624	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $4,207,624)	4,207,624

	Total Investments — 98.3% (Cost $19,855,858)	19,856,707
	Other Assets in Excess of Liabilities — 1.7%	340,424

	NET ASSETS — 100.0%	$20,197,131

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Return Swaps on Commodity Indices

SWAP COUNTERPARTY	REFERENCED OBLIGATION	RATE	TERMINATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG	Dow Jones — UBS Commodity Energy Index	0.25%	02/14/13	$7,830,000	$94,095
Deutsche Bank AG	Dow Jones — UBS Commodity Livestock Index	0.25	02/14/13	1,017,000	13,699
Deutsche Bank AG	Dow Jones — UBS Commodity Softs Index	0.16	02/14/13	1,931,000	13,272
Deutsche Bank AG	Dow Jones — UBS Commodity Grains Index	0.25	02/14/13	4,366,000	81,602
Deutsche Bank AG	Dow Jones — UBS Commodity Cocoa Index	0.25	02/14/13	350,000	(14,457)
Deutsche Bank AG	Dow Jones — UBS Commodity Natural Gas Index	0.15	02/14/13	170,000	(10,782)
Deutsche Bank AG	Dow Jones — UBS Commodity Industrial Metals Index	0.18	04/18/13	3,340,000	94,673
Deutsche Bank AG	Dow Jones — UBS Commodity Precious Metals Index	0.15	04/18/13	2,964,000	(51,329)

					$220,773

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed
delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange
contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$862
Aggregate gross unrealized depreciation	(13)

Net unrealized appreciation/depreciation	$849

Federal income tax cost of investments	$19,855,858

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,207,624	$15,649,083	$—	$19,856,707
Appreciation in Other Financial Instruments
Return Swaps	$—	$297,341	$—	$297,341
Depreciation in Other Financial Instruments
Return Swaps	$—	$(76,568)	$—	$(76,568)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the CSOI. Level 1 consists of an affiliated money market mutual fund, which is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.3%
	Brazil — 6.5%
325	Arteris S.A. (m)	3,376
164	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (m)	7,306
242	Cielo S.A. (m)	6,833
546	Even Construtora e Incorporadora S.A. (m)	2,681
135	Ez Tec Empreendimentos e Participacoes S.A. (m)	1,757
90	M. Dias Branco S.A. (m)	3,588
404	Petroleo Brasileiro S.A., ADR (m)	7,382
490	Vale S.A., ADR (m)	9,878

		42,801

	China — 19.2%
18,073	China Construction Bank Corp., Class H (m)	15,590
2,461	China Merchants Bank Co., Ltd., Class H (m)	5,899
6,258	China Minsheng Banking Corp., Ltd., Class H (m)	8,985
4,479	China Shanshui Cement Group Ltd. (m)	3,292
1,816	China Shenhua Energy Co., Ltd., Class H (m)	7,807
5,913	CNOOC Ltd. (m)	12,168
4,762	Dongfeng Motor Group Co., Ltd., Class H (m)	7,794
4,437	Dongyue Group (m)	2,964
1,563	Great Wall Motor Co., Ltd., Class H (m)	6,354
2,305	Guangzhou R&F Properties Co., Ltd., Class H (m)	4,184
18,666	Industrial & Commercial Bank of China Ltd., Class H (m)	14,058
7,960	Lenovo Group Ltd. (m)	8,291
92	NetEase, Inc., ADR (m)	4,285
8,122	PetroChina Co., Ltd., Class H (m)	11,518
1,038	Ping An Insurance Group Co. of China Ltd., Class H (m)	9,309
1,998	Shanghai Pharmaceuticals Holding Co., Ltd., Class H (m)	3,998

		126,496

	Cyprus — 0.4%
157	Globaltrans Investment plc, Reg. S, GDR (m)	2,435

	Egypt — 0.3%
368	Commercial International Bank Egypt SAE (m)	1,940

	Hong Kong — 5.6%
2,696	Chaoda Modern Agriculture Holdings Ltd. (a) (i) (m)	—
646	China Mobile Ltd. (m)	7,063
2,184	China Overseas Land & Investment Ltd. (m)	6,774
1,258	China Resources Power Holdings Co., Ltd. (m)	3,481
1,127	Digital China Holdings Ltd. (m)	1,821
103	Jardine Matheson Holdings Ltd. (m)	6,647
2,571	SJM Holdings Ltd. (m)	7,019
6,126	Skyworth Digital Holdings Ltd. (m)	3,726

		36,531

	Hungary — 0.8%
240	OTP Bank plc (m)	5,151

	India — 6.5%
757	Coal India Ltd. (m)	5,027
210	HCL Technologies Ltd. (m)	2,722
678	Housing Development Finance Corp. (m)	10,028
215	Infosys Ltd., ADR (m)	11,320
1,039	Oil & Natural Gas Corp., Ltd. (m)	6,635
263	Tata Motors Ltd., ADR (m)	7,272

		43,004

	Indonesia — 0.4%
4,198	Indofood Sukses Makmur Tbk PT (m)	2,600

	Kazakhstan — 0.6%
219	KazMunaiGas Exploration Production JSC, Reg. S, GDR (m)	3,916

	Malaysia — 0.7%
1,255	UMW Holdings Bhd (m)	4,904

	Mexico — 0.4%
1,571	Compartamos S.A.B. de C.V. (m)	2,440

	Panama — 0.9%
53	Copa Holdings S.A., Class A (m)	5,780

	Poland — 2.1%
130	KGHM Polska Miedz S.A. (m)	7,933
509	Powszechna Kasa Oszczednosci Bank Polski S.A. (m)	5,686

		13,619

	Qatar — 0.5%
72	Industries Qatar QSC (m)	3,341

	Russia — 7.8%
183	Lukoil OAO, ADR (m)	12,355

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Russia — Continued
418	MMC Norilsk Nickel OJSC, ADR (m)	8,332
426	Mobile Telesystems OJSC, ADR (m)	8,371
967	Sberbank of Russia (m)	3,527
698	Sberbank of Russia, ADR (m)	10,302
188	Tatneft OAO, ADR (m)	8,638

		51,525

	South Africa — 5.7%
623	African Bank Investments Ltd. (m)	2,147
46	Assore Ltd. (m)	2,266
612	AVI Ltd. (m)	3,741
519	Clicks Group Ltd. (m)	3,479
328	Imperial Holdings Ltd. (m)	7,143
382	MTN Group Ltd. (m)	7,467
1,732	Netcare Ltd. (m)	3,794
221	Tiger Brands Ltd. (m)	7,281

		37,318

	South Korea — 14.7%
309	DGB Financial Group, Inc. (a) (m)	4,144
74	Hyundai Marine & Fire Insurance Co., Ltd. (m)	2,288
57	Hyundai Motor Co. (m)	10,662
142	Kangwon Land, Inc. (a) (m)	4,063
152	Kia Motors Corp. (m)	7,242
19	Korea Zinc Co., Ltd. (a) (m)	6,627
81	KT&G Corp. (m)	5,648
26	Samsung Electronics Co., Ltd. (m)	33,987
168	Samsung Heavy Industries Co., Ltd. (m)	5,900
39	SK Innovation Co., Ltd. (m)	6,171
20	SK Telecom Co., Ltd. (m)	3,093
590	Woori Finance Holdings Co., Ltd. (a) (m)	6,933

		96,758

	Taiwan — 8.8%
568	Asustek Computer, Inc. (m)	6,509
1,438	Chipbond Technology Corp. (m)	2,959
1,136	Hon Hai Precision Industry Co., Ltd. (m)	3,252
805	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (m)	4,613
2,593	Lite-On Technology Corp. (m)	3,738
3,054	Pou Chen Corp. (m)	3,052
946	Radiant Opto-Electronics Corp. (m)	3,674
1,344	Realtek Semiconductor Corp. (m)	3,012
1,158	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	20,537
400	TPK Holding Co., Ltd. (m)	6,893

		58,239

	Thailand — 4.6%
4,341	Charoen Pokphand Foods PCL, NVDR (m)	5,167
1,316	Kasikornbank PCL, NVDR (m)	8,762
5,136	Krung Thai Bank PCL, NVDR (m)	3,949
810	PTT PCL (m)	9,480
1,382	Thai Union Frozen Products PCL, NVDR (m)	3,178

		30,536

	Turkey — 5.3%
471	Arcelik A.S. (m)	3,079
2,413	Eregli Demir ve Celik Fabrikalari TAS (m)	3,431
170	Koza Altin Isletmeleri A.S. (m)	4,174
1,105	Turk Hava Yollari (a) (m)	4,105
1,653	Turkiye Garanti Bankasi A.S. (m)	8,289
434	Turkiye Halk Bankasi A.S. (m)	4,281
1,960	Turkiye Is Bankasi, Class C (m)	7,243

		34,602

	United Arab Emirates — 0.8%
620	Dragon Oil plc (m)	5,589

	United Kingdom — 0.7%
1,568	Old Mutual plc (m)	4,675

	Total Common Stocks (Cost $551,717)	614,200

Preferred Stocks — 3.8%
	Brazil — 3.8%
259	Cia de Bebidas das Americas, ADR (m)	12,175
728	Itau Unibanco Holding S.A., ADR (m)	12,536

	Total Preferred Stocks (Cost $21,166)	24,711

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
13,858	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $13,858)	13,858

	Total Investments — 99.2% (Cost $586,741)	652,769
	Other Assets in Excess of Liabilities — 0.8%	5,382

	NET ASSETS — 100.0%	$658,151

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	19.5%
Oil, Gas & Consumable Fuels	14.8
Semiconductors & Semiconductor Equipment	9.8
Automobiles	6.8
Metals & Mining	6.5
Wireless Telecommunication Services	4.0
Food Products	3.9
IT Services	3.2
Computers & Peripherals	2.8
Electronic Equipment, Instruments & Components	2.5
Insurance	2.5
Beverages	1.9
Household Durables	1.7
Hotels, Restaurants & Leisure	1.7
Real Estate Management & Development	1.7
Thrifts & Mortgage Finance	1.5
Industrial Conglomerates	1.5
Airlines	1.5
Health Care Providers & Services	1.2
Water Utilities	1.1
Distributors	1.1
Others (each less than 1.0%)	6.7
Short-Term Investment	2.1

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $511,394,000 and 78.3%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,576

Aggregate gross unrealized depreciation	(13,548)
Net unrealized appreciation/depreciation	$66,028

Federal income tax cost of investments	$586,741

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$42,801	$—	$—		$42,801
China	4,285	122,211	—		126,496
Cyprus	—	2,435	—		2,435
Egypt	—	1,940	—		1,940
Hong Kong	—	36,531	—	(a)	36,531
Hungary	—	5,151	—		5,151
India	18,592	24,412	—		43,004
Indonesia	—	2,600	—		2,600
Kazakhstan	—	3,916	—		3,916
Malaysia	—	4,904	—		4,904
Mexico	2,440	—	—		2,440
Panama	5,780	—	—		5,780
Poland	—	13,619	—		13,619
Qatar	—	3,341	—		3,341
Russia	8,371	43,154	—		51,525
South Africa	—	37,318	—		37,318
South Korea	—	96,758	—		96,758
Taiwan	20,537	37,702	—		58,239
Thailand	—	30,536	—		30,536
Turkey	—	34,602	—		34,602
United Arab Emirates	—	5,589	—		5,589
United Kingdom	—	4,675	—		4,675

Total Common Stocks	102,806	511,394	—	(a)	614,200

Preferred Stocks
Brazil	24,711	—	—		24,711

Total Preferred Stocks	24,711	—	—		24,711

Short Term Investment
Investment Company	13,858	—	—		13,858

Total Investments in Securities	$141,375	$511,394	$—	(a)	$652,769

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Balance as of 10/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/13
Investments in Securities
Common Stocks — Hong Kong	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

(a)	Value is zero.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.4%
	Brazil — 7.6%
3,842	CCR S.A. (m)	39,643
1,572	Cielo S.A. (m)	44,469
425	Marcopolo S.A. (m)	2,525
3,011	Petroleo Brasileiro S.A., ADR (m)	54,475
1,532	Ultrapar Participacoes S.A. (m)	36,981
1,580	WEG S.A. (m)	20,039

		198,132

	Chile — 1.4%
1,181	Banco Santander Chile, ADR (m)	35,680

	China — 10.8%
5,177	Anhui Conch Cement Co., Ltd., Class
	H (m)	20,324
16,918	China Merchants Bank Co., Ltd., Class
	H (m)	40,554
29,309	CNOOC Ltd. (m)	60,315
731	New Oriental Education & Technology
	Group, ADR (m)	12,471
5,531	Ping An Insurance Group Co. of China
	Ltd., Class H (m)	49,625
8,068	Sun Art Retail Group Ltd. (m)	11,734
8,116	Tingyi Cayman Islands Holding Corp. (m)	22,797
5,268	Tsingtao Brewery Co., Ltd., Class H (m)	30,449
20,159	Want Want China Holdings Ltd. (m)	26,707
3,591	Wumart Stores, Inc., Class H (m)	7,170

		282,146

	Hong Kong — 8.3%
14,535	AIA Group Ltd. (m)	57,822
6,763	China Mobile Ltd. (m)	73,942
7,902	Hang Lung Properties Ltd. (m)	29,840
808	Jardine Matheson Holdings Ltd. (m)	52,423
2,552	Li & Fung Ltd. (m)	3,579

		217,606

	Hungary — 0.8%
962	OTP Bank plc (m)	20,696

	India — 12.5%
1,020	ACC Ltd. (m)	25,385
3,234	Ambuja Cements Ltd. (m)	12,398
2,948	Bharti Airtel Ltd. (m)	18,822
627	HDFC Bank Ltd., ADR (m)	25,198
6,841	Housing Development Finance Corp. (m)	101,202
173	Infosys Ltd. (m)	9,070
1,018	Infosys Ltd., ADR (m)	53,659
2,629	ITC Ltd. (m)	15,206
1,479	Jindal Steel & Power Ltd. (m)	11,696
1,207	Kotak Mahindra Bank Ltd. (m)	15,444
628	Mahindra & Mahindra Financial Services
	Ltd. (m)	12,243
1,083	Tata Consultancy Services Ltd. (m)	27,382

		327,705

	Indonesia — 3.7%
65,815	Astra International Tbk PT (m)	49,691
38,652	Bank Rakyat Indonesia Persero Tbk
	PT (m)	31,567
6,256	Unilever Indonesia Tbk PT (m)	14,168

		95,426

	Luxembourg — 1.9%
1,190	Tenaris S.A., ADR (m)	50,047

	Malaysia — 1.2%
412	British American Tobacco Malaysia
	Bhd (m)	7,606
4,849	Public Bank Bhd (m)	24,220

		31,826

	Mexico — 3.2%
4,110	Grupo Financiero Banorte S.A.B. de C.V.,
	Class O (m)	28,289
17,269	Wal-Mart de Mexico S.A.B. de C.V., Series
	V (m)	55,877

		84,166

	Russia — 3.5%
682	Magnit OJSC, Reg. S, GDR (m)	30,283
10,507	Sberbank of Russia (m)	38,324
1,557	Sberbank of Russia, ADR (m)	22,968

		91,575

	South Africa — 11.0%
4,718	African Bank Investments Ltd. (m)	16,264
1,571	Bidvest Group Ltd. (m)	37,513
573	Capitec Bank Holdings Ltd. (m)	12,307
10,580	FirstRand Ltd. (m)	38,144
798	Kumba Iron Ore Ltd. (m)	53,765
1,050	Massmart Holdings Ltd. (m)	21,433
736	Mr Price Group Ltd. (m)	10,165
2,141	MTN Group Ltd. (m)	41,881
1,682	Shoprite Holdings Ltd. (m)	31,653
708	Tiger Brands Ltd. (m)	23,285

		286,410

	South Korea — 9.9%
81	E-Mart Co., Ltd. (m)	17,888
196	Hyundai Mobis (a) (m)	51,199

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — Continued
294	Hyundai Motor Co. (m)	55,396
22	POSCO (m)	7,340
95	Samsung Electronics Co., Ltd. (m)	126,485

		258,308

	Taiwan — 7.1%
10,489	Delta Electronics, Inc. (m)	38,002
4,744	President Chain Store Corp. (m)	25,640
2,732	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	9,363
6,321	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	112,127

		185,132

	Thailand — 1.0%
4,479	Siam Commercial Bank PCL (m)	26,897

	Turkey — 2.9%
4,515	KOC Holding A.S. (m)	23,558
10,228	Turkiye Garanti Bankasi A.S. (m)	51,292

		74,850

	United Kingdom — 3.6%
1,004	SABMiller plc (m)	50,120
1,698	Standard Chartered plc (m)	45,145

		95,265

	Total Common Stocks (Cost $1,878,920)	2,361,867

Preferred Stocks — 7.2%
	Brazil — 7.2%
1,746	Cia de Bebidas das Americas, ADR (m)	82,179
1,076	Itau Unibanco Holding S.A. (m)	18,561
1,379	Itau Unibanco Holding S.A., ADR (m)	23,767
1,643	Marcopolo S.A. (m)	11,094
2,787	Vale S.A., ADR (m)	53,652

	Total Preferred Stocks (Cost $122,820)	189,253

Short-Term Investment — 2.1%
	Investment Company — 2.1%
54,812	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $54,812)	54,812

	Total Investments — 99.7% (Cost $2,056,552)	2,605,932
	Other Assets in Excess of Liabilities — 0.3%	7,437

	NET ASSETS — 100.0%	$2,613,369

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17 .1%
Semiconductors & Semiconductor Equipment	9 .5
Food & Staples Retailing	7 .7
Beverages	6 .2
Oil, Gas & Consumable Fuels	5 .8
Wireless Telecommunication Services	5 .2
IT Services	5 .2
Metals & Mining	4 .9
Industrial Conglomerates	4 .4
Insurance	4 .1
Automobiles	4 .0
Thrifts & Mortgage Finance	3 .9
Food Products	2 .8
Diversified Financial Services	2 .7
Construction Materials	2 .2
Auto Components	2 .0
Energy Equipment & Services	1 .9
Transportation Infrastructure	1 .5
Electronic Equipment, Instruments & Components	1 .5
Machinery	1 .3
Real Estate Management & Development	1 .1
Others (each less than 1.0%)	2 .9
Short-Term Investment	2 .1

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,790,386,000 and 68.7%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$594,285
Aggregate gross unrealized depreciation	(44,905)

Net unrealized appreciation/depreciation	$549,380

Federal income tax cost of investments	$2,056,552

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$198,132	$—	$—	$198,132
Chile	35,680	—	—	35,680
China	12,471	269,675	—	282,146
Hong Kong	—	217,606	—	217,606
Hungary	—	20,696	—	20,696
India	78,857	248,848	—	327,705
Indonesia	—	95,426	—	95,426
Luxembourg	50,047	—	—	50,047
Malaysia	—	31,826	—	31,826
Mexico	84,166	—	—	84,166
Russia	—	91,575	—	91,575
South Africa	—	286,410	—	286,410
South Korea	—	258,308	—	258,308
Taiwan	112,127	73,005	—	185,132
Thailand	—	26,897	—	26,897
Turkey	—	74,850	—	74,850
United Kingdom	—	95,265	—	95,265

Total Common Stocks	571,480	1,790,387	—	2,361,867

Preferred Stocks
Brazil	189,253	—	—	189,253
Short-Term Investment
Investment Company	54,812	—	—	54,812

Total Investments in Securities	$815,545	$1,790,387	$—	$2,605,932

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 5.8%

		Ireland — 1.9%
RUB	54,500,000	RZD Capital plc, Reg. S., 8.300%, 04/02/19 (m)	1,902,198

		Luxembourg — 2.4%
RUB	68,000,000	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S., 8.625%, 02/17/17 (m)	2,333,733

		Turkey — 0.5%
TRY	850,000	Akbank TAS, 7.500%, 02/05/18 (e) (m)	483,298

		United Kingdom — 1.0%
	1,605,840	Standard Chartered Bank, VAR, 21.000%, 10/28/15	989,232

		Total Corporate Bonds (Cost $5,575,289)	5,708,461

	Foreign Government Securities — 61.7%
		Brazil — 7.5%
		Brazil Notas do Tesouro Nacional Serie F,
BRL	7,990,000	10.000%, 01/01/17 (m)	4,200,868
BRL	6,260,000	10.000%, 01/01/21 (m)	3,266,825

			7,467,693

		Chile — 0.6%
CLP	258,000,000	Republic of Chile, 5.500%, 08/05/20 (m)	606,996

		Colombia — 3.0%
		Republic of Colombia,
COP	1,200,000,000	4.375%, 03/21/23 (m)	683,991
COP	2,275,000,000	7.750%, 04/14/21 (m)	1,597,221
COP	860,000,000	9.850%, 06/28/27 (m)	740,685

			3,021,897

		Costa Rica — 0.2%
		Republic of Costa Rica,
CRC	7,000,000	Reg. S., 9.430%, 06/29/22 (m)	14,452
CRC	83,900,000	Reg. S., 11.500%, 12/21/22 (m)	194,259

			208,711

		Dominican Republic — 0.3%
DOP	11,000,000	Government of Dominican Republic, Reg. S., 16.950%, 02/04/22 (m)	336,487

		Ghana — 0.1%
	50,000	Standard Bank plc, 26.000%, 06/07/17 (linked to Government of Ghana, 26.000%, 06/07/17; credit rating B) (e) (i) (m)	52,145
	100,000	Standard Bank plc, CLN, 26.000% , 06/07/17 (linked to Government of Ghana, 26.000%, 06/07/17; credit rating B) (e) (i) (m)	97,840

			149,985

		Hungary — 1.1%
HUF	215,000,000	Republic of Hungary, 8.000%, 02/12/15 (m)	1,048,457

		Indonesia — 10.7%
		Republic of Indonesia,
IDR	26,600,000,000	5.625%, 05/15/23 (m)	2,782,304
IDR	14,730,000,000	8.250%, 06/15/32 (m)	1,794,245
IDR	37,800,000,000	9.500%, 06/15/15 (m)	4,293,536
IDR	8,825,000,000	9.500%, 07/15/31 (m)	1,197,055
IDR	3,500,000,000	10.250%, 07/15/22 (m)	481,519

			10,548,659

		Malaysia — 3.0%
		Malaysia Government Bond,
MYR	8,150,000	3.741%, 02/27/15 (m)	2,655,111
MYR	900,000	3.892%, 03/15/27 (m)	294,520

			2,949,631

		Mexico — 9.5%
		United Mexican States,
MXN	5,000,000	6.500%, 06/10/21 (m)	432,564
MXN	23,200,000	7.750%, 12/14/17 (m)	2,068,218
MXN	34,700,000	8.000%, 06/11/20 (m)	3,258,428
MXN	13,250,000	8.500%, 11/18/38 (m)	1,363,715
MXN	20,600,000	10.000%, 12/05/24 (m)	2,311,707

			9,434,632

		Nigeria — 2.6%
		Nigeria Government Bond,
NGN	110,000,000	15.100%, 04/27/17 (m)	800,955
NGN	135,000,000	16.000%, 06/29/19 (m)	1,049,324
NGN	85,000,000	16.390%, 01/27/22 (m)	695,717

			2,545,996

		Peru — 1.7%
		Republic of Peru,
PEN	2,021,000	Reg. S., 6.900%, 08/12/37 (m)	988,293
PEN	1,436,000	Reg. S., 6.950%, 08/12/31 (m)	695,434

			1,683,727

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued

		Poland — 1.5%
		Poland Government Bond,
PLN	2,250,000	5.500%, 10/25/19 (m)	811,577
PLN	1,840,000	5.750%, 09/23/22 (m)	683,734

			1,495,311

		Romania — 0.5%
RON	1,500,000	Republic of Romania, 5.900%, 07/26/17 (m)	468,485

		Russia — 2.8%
RUB	75,000,000	Russian Federation, Reg. S., 7.850%, 03/10/18 (m)	2,725,621

		Serbia — 0.5%
	490,665	Standard Bank plc, CLN, Zero Coupon, 04/08/13 (linked to Serbia T-Bills, Series 899, Zero Coupon, 04/08/13; credit rating xx) (e) (m)	500,527

		South Africa — 3.8%
		Republic of South Africa,
ZAR	5,320,000	6.750%, 03/31/21 (m)	600,623
ZAR	2,943,224	7.000%, 02/28/31 (m)	296,074
ZAR	7,250,000	7.750%, 02/28/23 (m)	862,417
ZAR	9,901,064	8.750%, 02/28/48 (m)	1,153,172
ZAR	6,000,000	10.500%, 12/21/26 (m)	844,232

			3,756,518

		Sri Lanka — 0.5%
LKR	67,390,000	Citigroup Funding Inc., CLN (linked to Republic of Sri Lanka), 8.500%, 04/01/18 (m)	496,158

		Thailand — 3.9%
		Thailand Government Bond,
THB	32,289,264	1.248%, 07/14/21 (m)	1,107,443
THB	55,100,000	3.580%, 12/17/27 (m)	1,754,165
THB	30,500,000	3.875%, 06/13/19 (m)	1,050,142

			3,911,750

		Turkey — 7.9%
		Republic of Turkey,
TRY	940,629	3.054%, 02/23/22 (m)	630,628
TRY	700,000	8.500%, 09/14/22 (m)	447,781
TRY	4,860,000	9.000%, 03/08/17 (m)	3,032,552
TRY	760,000	9.500%, 01/12/22 (m)	511,676
TRY	4,590,000	10.500%, 01/15/20 (m)	3,171,574

			7,794,211

		Total Foreign Government Securities (Cost $60,409,779)	61,151,452

	Supranational — 4.5%
		European Investment Bank,
RUB	120,000,000	6.500%, 12/15/15 (m)	4,061,456
RUB	11,000,000	6.750%, 06/13/17 (m)	377,442

		Total Supranational (Cost $4,296,213)	4,438,898

SHARES
	Short-Term Investment — 24.1%
		Investment Company — 24.1%
	23,869,212	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $23,869,212)	23,869,212

		Total Investments — 96.1% (Cost $94,150,493)	95,168,023
		Other Assets in Excess of Liabilities — 3.9%	3,838,299

		NET ASSETS — 100.0%	$99,006,322

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
726,165	EUR
216,141,415	for HUF	Credit Suisse International	04/17/13	994,263	#	986,367	#	(7,896)
726,000	EUR
215,222,700	for HUF	Deutsche Bank AG	04/17/13	990,036	#	986,142	#	(3,894)
214,483,360	HUF
728,000	for EUR	Goldman Sachs International	04/17/13	988,859	#	986,635	#	(2,224)
3,098,395	AUD	BNP Paribas	03/19/13	3,225,433		3,220,912		(4,521)
7,867,826	BRL	Deutsche Bank AG †	04/17/13	3,822,409		3,916,832		94,423
702,378	BRL	Goldman Sachs International †	04/17/13	339,395		349,664		10,269
682,332,922	CLP	Deutsche Bank AG †	03/19/13	1,436,793		1,438,587		1,794
221,703,900	CLP	State Street Bank & Trust †	03/19/13	466,499		467,426		927
5,899,724	CNY	Citibank, N.A. †	03/19/13	940,045		946,929		6,884
8,334,713	CNY	Credit Suisse International †	03/19/13	1,325,811		1,337,754		11,943
1,078,810	CNY	Deutsche Bank AG †	03/19/13	172,119		173,153		1,034
20,816,010	CNY	Union Bank of Switzerland AG †	03/19/13	3,317,416		3,341,052		23,636
460,154,047	COP	Deutsche Bank AG †	04/17/13	259,633		257,630		(2,003)
573,367,815	COP	Union Bank of Switzerland AG †	04/17/13	321,214		321,015		(199)
62,091,781	CZK	Deutsche Bank AG	03/19/13	3,219,662		3,285,985		66,323
1,001,733	EUR	Credit Suisse International	03/19/13	1,307,201		1,360,471		53,270
1,485,031	EUR	Deutsche Bank AG	03/19/13	1,980,245		2,016,847		36,602
728,129	EUR	Goldman Sachs International	04/17/13	985,511		989,034		3,523
1,110,350	EUR	State Street Corp.	04/17/13	1,480,696		1,508,214		27,518
84,591,979	HUF	Deutsche Bank AG	04/17/13	377,384		389,128		11,744
798,732,724	HUF	State Street Corp.	04/17/13	3,548,409		3,674,215		125,806
59,969,068	HUF	Union Bank of Switzerland AG	04/17/13	268,701		275,861		7,160
4,393,326,290	IDR	Deutsche Bank AG †	04/17/13	440,544		447,544		7,000
2,044,984,546	IDR	Goldman Sachs International †	04/17/13	208,311		208,321		10
56,435,921	INR	Deutsche Bank AG †	04/17/13	1,046,660		1,045,518		(1,142)
49,183,500	INR	State Street Bank & Trust †	04/17/13	880,636		911,162		30,526
120,394,119	JPY	Deutsche Bank AG	03/19/13	1,341,468		1,316,938		(24,530)
119,914,449	JPY	Union Bank of Switzerland AG	03/19/13	1,360,006		1,311,691		(48,315)
2,027,379,640	KRW	State Street Bank & Trust †	03/19/13	1,900,966		1,857,210		(43,756)
1,407,403,892	KRW	Union Bank of Switzerland AG †	03/19/13	1,306,175		1,289,272		(16,903)
25,007,841	MXN	BNP Paribas	03/19/13	1,967,367		1,958,564		(8,803)
17,483,921	MXN	Credit Suisse International	03/19/13	1,356,476		1,369,306		12,830
36,238,748	MXN	Deutsche Bank AG	03/19/13	2,802,000		2,838,146		36,146
6,126,959	MXN	Goldman Sachs International	03/19/13	479,399		479,851		452
24,996,018	MXN	Union Bank of Switzerland AG	03/19/13	1,963,398		1,957,638		(5,760)
3,161,522	MXN	BNP Paribas	04/17/13	246,004		246,869		865
34,503,308	MXN	Deutsche Bank AG	04/17/13	2,677,968		2,694,209		16,241
4,164,352	MYR	Credit Suisse International †	03/19/13	1,373,468		1,336,390		(37,078)
4,595,125	MYR	Deutsche Bank AG †	03/19/13	1,500,312		1,474,629		(25,683)
18,139,523	MYR	Citibank, N.A. †	04/17/13	5,942,319		5,809,616		(132,703)
1,612,050	MYR	Deutsche Bank AG †	04/17/13	531,486		516,298		(15,188)
839,047	MYR	Goldman Sachs International †	04/17/13	275,098		268,725		(6,373)
392,158	PEN	Citibank, N.A. †	04/17/13	153,643		151,889		(1,754)
55,915,300	PHP	Credit Suisse International †	03/19/13	1,381,990		1,374,293		(7,697)
21,793,876	PHP	Westpac Banking Corp. †	03/19/13	537,192		535,652		(1,540)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
17,364,166	PHP	Citibank, N.A. †	04/17/13	427,720	426,711	(1,009)
4,454,252	PLN	Deutsche Bank AG	03/19/13	1,434,912	1,435,103	191
1,568,068	PLN	Goldman Sachs International	03/19/13	498,575	505,211	6,636
24,144,214	PLN	Citibank, N.A.	04/17/13	7,604,956	7,757,700	152,744
1,445,466	PLN	Deutsche Bank AG	04/17/13	464,472	464,438	(34)
41,427,545	RUB	Credit Suisse International †	03/19/13	1,347,785	1,371,124	23,339
62,984,785	RUB	Deutsche Bank AG †	03/19/13	2,065,164	2,084,603	19,439
28,744,471	RUB	Royal Bank of Scotland †	03/19/13	941,516	951,354	9,838
41,129,890	RUB	State Street Bank & Trust †	03/19/13	1,322,292	1,361,273	38,981
4,773,360	RUB	Union Bank of Switzerland AG †	03/19/13	156,998	157,984	986
19,609,580	RUB	Deutsche Bank AG †	04/17/13	636,882	645,804	8,922
30,824,655	THB	Deutsche Bank AG	04/17/13	1,022,375	1,029,102	6,727
52,893,657	THB	Royal Bank of Scotland	04/17/13	1,730,610	1,765,890	35,280
3,388,756	TRY	HSBC Bank, N.A.	03/19/13	1,905,573	1,916,864	11,291
850,960	TRY	Deutsche Bank AG	04/17/13	474,149	479,620	5,471
673,822	TRY	Goldman Sachs International	04/17/13	376,117	379,780	3,663
5,166,278	TRY	Royal Bank of Scotland	04/17/13	2,869,247	2,911,827	42,580
2,663,408	ZAR	Credit Suisse International	04/17/13	291,893	294,867	2,974
5,403,175	ZAR	Deutsche Bank AG	04/17/13	609,620	598,187	(11,433)
61,227,673	ZAR	Royal Bank of Scotland	04/17/13	7,051,699	6,778,530	(273,169)
				96,673,175	96,945,556	272,381

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,641,628	AUD	Deutsche Bank AG	03/19/13	2,766,033	2,746,082	19,951
456,767	AUD	Goldman Sachs International	03/19/13	477,861	474,829	3,032
2,703,900	BRL	Credit Suisse International †	04/17/13	1,304,781	1,346,080	(41,299)
1,718,953	BRL	Goldman Sachs International †	04/17/13	846,358	855,745	(9,387)
220,239,454	CLP	Goldman Sachs International †	04/17/13	460,848	462,456	(1,608)
90,850,929	CZK	Deutsche Bank AG	03/19/13	4,721,871	4,807,959	(86,088)
9,218,579	CZK	Goldman Sachs International	03/19/13	479,399	487,860	(8,461)
1,001,733	EUR	Deutsche Bank AG	03/19/13	1,313,452	1,360,471	(47,019)
421,334,704	HUF	BNP Paribas	03/19/13	1,894,448	1,945,224	(50,776)
2,336,045,190	IDR	Credit Suisse International †	04/17/13	234,778	237,970	(3,192)
20,064,657,170	IDR	State Street Bank & Trust †	04/17/13	2,032,276	2,043,967	(11,691)
5,374,044	ILS	Deutsche Bank AG	03/19/13	1,438,564	1,446,537	(7,973)
1,794,966	ILS	Goldman Sachs International	03/19/13	479,399	483,153	(3,754)
172,487,869	JPY	BNP Paribas	03/19/13	1,945,520	1,886,769	58,751
107,162,563	JPY	Deutsche Bank AG	03/19/13	1,293,785	1,172,204	121,581
12,751,886	JPY	State Street Corp.	03/19/13	146,656	139,487	7,169
120,394,119	JPY	Union Bank of Switzerland AG	03/19/13	1,367,028	1,316,939	50,089
1,407,403,892	KRW	Deutsche Bank AG †	03/19/13	1,315,331	1,289,272	26,059
18,397,135	MXN	BNP Paribas	03/19/13	1,444,751	1,440,827	3,924
17,106,950	MXN	Credit Suisse International	03/19/13	1,330,295	1,339,782	(9,487)
25,107,685	MXN	Union Bank of Switzerland AG	03/19/13	1,955,199	1,966,384	(11,185)
5,412,927	MXN	Deutsche Bank AG	04/17/13	420,650	422,671	(2,021)
6,520,983	MXN	Royal Bank of Canada	04/17/13	510,570	509,195	1,375
15,511,335	MXN	State Street Corp.	04/17/13	1,206,166	1,211,210	(5,044)
4,356,550	MYR	Credit Suisse International †	03/19/13	1,439,230	1,398,068	41,162
4,402,927	MYR	Deutsche Bank AG †	03/19/13	1,455,513	1,412,951	42,562
6,015,340	PLN	Deutsche Bank AG	03/19/13	1,914,177	1,938,065	(23,888)
749,514	PLN	Citibank, N.A.	04/17/13	241,069	240,823	246
131,236,284	RUB	Credit Suisse International †	03/19/13	4,288,706	4,331,748	(43,042)
8,662,015	RUB	Citibank, N.A. †	04/17/13	280,011	285,267	(5,256)
4,200,447	SGD	Deutsche Bank AG	03/19/13	3,424,369	3,393,748	30,621
577,102	SGD	Goldman Sachs International	03/19/13	469,811	466,269	3,542
58,643,630	THB	Deutsche Bank AG	03/19/13	1,963,262	1,961,496	1,766
2,400,422	TRY	Deutsche Bank AG	03/19/13	1,334,056	1,357,809	(23,753)
988,334	TRY	Goldman Sachs International	03/19/13	556,103	559,055	(2,952)
616,587	TRY	Citibank, N.A.	04/17/13	344,297	347,522	(3,225)
2,979,293	TRY	Credit Suisse International	04/17/13	1,652,884	1,679,195	(26,311)
160,000	TRY	Royal Bank of Canada	04/17/13	89,488	90,180	(692)
404,509	TRY	Royal Bank of Scotland	04/17/13	226,901	227,990	(1,089)
38,492,489	ZAR	Deutsche Bank AG	03/19/13	4,250,310	4,277,649	(27,339)
1,550,186	ZAR	Citibank, N.A.	04/17/13	176,275	171,622	4,653
13,031,962	ZAR	Goldman Sachs International	04/17/13	1,452,450	1,442,772	9,678
2,196,921	ZAR	Union Bank of Switzerland AG	04/17/13	248,137	243,221	4,916
				57,193,068	57,218,523	(25,455)

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 01/31/13 of the currency being sold, and the value at 01/31/13 is the U.S.dollar market value of the currency being purchased.
†	Non-deliverable forward.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Interest Rate Swaps and Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT		VALUE
Bank of America	6 month BUBOR semi-annually	5.440% semi-annually	12/07/14	HUF	1,100,000,000	22,616
Bank of America	6 month WIBOR semi-annually	3.620% semi-annually	12/07/17	PLN	11,200,000	19,552
Bank of America	Brazilian Consumer Price Index	Brazilian Real	01/02/14	BRL	11,200,000	(16,060)
Citibank N.A.	3 month JIBAR quarterly	6.880% quarterly	12/04/22	ZAR	24,000,000	723
Citibank N.A.	3 month KLIBOR quarterly	3.720% quarterly	12/06/22		11,200,000	(139,001)
Citibank N.A.	6 month WIBOR semi-annually	3.570% semi-annually	12/07/15		10,300,000	5,019
Citibank N.A.	Brazilian Consumer Price Index	Brazilian Real	01/02/14	BRL	200,000	129
Credit Suisse International	3 month JIBAR quarterly	5.880% quarterly	12/04/17	ZAR	25,000,000	(3,863)
Deutsche Bank AG (London)	6 month THBFIX semi-annually	3.850% semi-annually	01/29/23		28,000,000	(3,213)
Deutsche Bank AG (London)	Brazilian Consumer Price Index	Brazilian Real	01/02/15	BRL	18,100,000	(59,483)

						(173,581)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
BUBOR	—	Budapest Interbank Offered Rate
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CRC	—	Costa Rican Colon
CZK	—	Czech Republic Koruna
DOP	—	Dominican Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JIBAR	—	Johannesburg Interbank Agreed Rate
JPY	—	Japanese Yen
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
KRW	—	Korean Republic Won
LKR	—	Sri Lankan Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
THBFIX	—	Thai Baht Interest Rate Fixing
TRY	—	Turkish Lira
WIBOR	—	Warsaw Interbank Offered Rate
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,469,110
Aggregate gross unrealized depreciation	(451,580)

Net unrealized appreciation/depreciation	$1,017,530

Federal income tax cost of investments	$94,150,493

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Swaps — The Fund engages in various swap transactions, including interest rate to manage interest rate (e.g., duration, yield curve) within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between the Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Ireland	—	1,902,198	—	1,902,198
Luxembourg	—	2,333,733	—	2,333,733
Turkey	—	483,298	—	483,298
United Kingdom	—	989,232	—	989,232

Total Corporate Bonds	—	5,708,461	—	5,708,461

Foreign Government Securities	—	60,500,940	650,512	61,151,452
Supranational	—	4,438,898	—	4,438,898
Short-Term Investment
Investment Company	23,869,212	—	—	23,869,212

Total Investments in Securities	23,869,212	70,648,299	650,512	95,168,023

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,387,065	—	1,387,065
Swaps	—	48,039	—	48,039

Total Appreciation in Other Financial Instruments	—	1,435,104	—	1,435,104

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,140,139)	—	(1,140,139)
Swaps	—	(221,620)	—	(221,620)

Total Depreciation in Other Financial Instruments	—	(1,361,759)	—	(1,361,759)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 10/31/1 2	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/1 3
Investments in Securities
Foreign Government Securities — Ghana	144,010	—	5,975	—	150,000	(150,000)	—	—	149,985
Foreign Government Securities — Serbia	—	—	9,862	—	490,665	—	—	—	500,527

Total	144,010	—	15,837	—	640,665	(150,000)	—	—	650,512

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $9,847.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 56.9%

		Australia — 0.5%
AUD	660	Australia Government Bond, 6.500%, 05/15/13 (m)	695

		Canada — 8.6%
		Government of Canada,
CAD	5,638	1.750%, 03/01/13 (m)	5,656
CAD	6,800	3.500%, 06/01/13 (m)	6,872

			12,528

		Denmark — 1.7%
DKK	12,450	Kommunekredit, 4.000%, 01/01/16 (m)	2,468

		Germany — 7.0%
		Kreditanstalt fuer Wiederaufbau,
NOK	5,200	3.250%, 04/28/14 (m)	966
SEK	2,520	3.250%, 05/05/14 (m)	406
NOK	9,900	3.750%, 09/25/15 (m)	1,884
NOK	2,090	4.000%, 12/15/14 (m)	396
AUD	2,250	4.500%, 03/26/13 (m)	2,350
SEK	13,000	4.750%, 08/12/17 (m)	2,283
NOK	6,500	5.000%, 05/15/15 (m)	1,261
AUD	630	6.000%, 08/28/14 (m)	685

			10,231

		Indonesia — 5.2%
IDR	67,290,000	Republic of Indonesia, 9.500%,
		06/15/15 (m)	7,643

		Mexico — 11.0%
		United Mexican States,
MXN	66,300	8.000%, 12/19/13 (m)	5,374
MXN	63,000	8.000%, 12/17/15 (m)	5,414
MXN	62,430	9.500%, 12/18/14 (m)	5,354

			16,142

		Norway — 2.3%
		Kommunalbanken A.S.,
NOK	3,500	3.500%, 09/11/15 (m)	660
AUD	730	5.100%, 02/24/15 (m)	780
AUD	1,100	6.000%, 10/21/14 (m)	1,197
AUD	700	6.000%, 03/16/15 (m)	766

			3,403

		Poland — 2.2%
		Poland Government Bond,
PLN	4,110	5.250%, 04/25/13 (m)	1,334
PLN	5,700	5.500%, 04/25/15 (m)	1,928

			3,262

		South Africa — 2.2%
		Republic of South Africa,
ZAR	10,000	6.750%, 03/31/21 (m)	1,129
ZAR	15,750	13.500%, 09/15/15 (m)	2,103

			3,232

		South Korea — 6.6%
		Republic of Korea,
KRW	5,726,000	3.500%, 06/10/14 (m)	5,310
KRW	4,680,000	3.750%, 06/10/13 (m)	4,312

			9,622

		Sweden — 1.4%
SEK	12,000	Kommuninvest I Sverige AB, 4.000%,
		08/12/17 (m)	2,052

		Thailand — 3.5%
		Kingdom of Thailand,
THB	37,700	3.650%, 12/17/21 (m)	1,266
THB	112,360	5.250%, 05/12/14 (m)	3,881

			5,147

		Turkey — 4.7%
		Republic of Turkey,
TRY	1,675	9.000%, 03/08/17 (m)	1,045
TRY	2,350	10.000%, 12/04/13 (m)	1,382
TRY	4,975	10.000%, 06/17/15 (m)	3,072
TRY	2,325	16.000%, 08/28/13 (m)	1,398

			6,897

		Total Foreign Government Securities (Cost $81,546)	83,322

	Supranational — 4.7%
AUD	2,200	EUROFIMA, 5.625%, 10/24/16 (m)	2,439
		European Investment Bank,
CHF	880	3.500%, 01/28/14 (m)	999
NOK	3,000	3.750%, 05/15/15 (m)	568
SEK	7,500	4.500%, 05/05/14 (m)	1,226
AUD	230	6.000%, 08/14/13 (m)	244
		International Bank for Reconstruction & Development,
AUD	515	4.820%, 03/14/13 (m)	538
AUD	350	5.140%, 05/20/14 (m)	375
AUD	420	5.230%, 01/28/14 (m)	447

		Total Supranational (Cost $6,669)	6,836

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 40.0%
	Investment Company — 40.0%
58,574	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $58,574)	58,574

	Total Investments — 101.6% (Cost $146,789)	148,732
	Liabilities in Excess of Other Assets — (1.6)%	(2,377)

	NET ASSETS — 100.0%	$146,355

Percentages indicated are based on net assets.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,268,398	AED	Deutsche Bank AG	02/27/13	1,979	1,979	— (h)
1,012,755	ARS	Credit Suisse International †	02/27/13	200	201	1
11,383,686	ARS	Goldman Sachs International †	02/27/13	2,248	2,254	6
		Australia and New Zealand Banking
881,277	AUD	Group Limited	02/27/13	923	918	(5)
339,490	AUD	Credit Suisse International	02/27/13	357	353	(4)
1,620,573	BRL	Credit Suisse International †	02/27/13	791	812	21
28,650,010	BRL	Goldman Sachs International †	02/27/13	13,973	14,354	381
395,448	BRL	HSBC Bank, N.A. †	02/27/13	193	198	5
		Australia and New Zealand Banking
728,112	CAD	Group Limited	02/27/13	734	729	(5)
472,799	CAD	Credit Suisse International	02/27/13	473	474	1
299,281	CAD	Deutsche Bank AG	02/27/13	304	300	(4)
		Australia and New Zealand Banking
2,447,587	CHF	Group Limited	02/27/13	2,627	2,690	63
279,510	CHF	Credit Suisse International	02/27/13	301	307	6
8,488,280	CNY	Credit Suisse International †	02/27/13	1,352	1,363	11
169,421,553	CNY	Deutsche Bank AG †	02/27/13	27,010	27,213	203
9,383,220	CNY	Goldman Sachs International †	02/27/13	1,493	1,507	14
1,385,241	CNY	HSBC Bank, N.A. †	02/27/13	221	223	2
3,266,532,488	COP	Union Bank of Switzerland AG †	02/27/13	1,841	1,837	(4)
1,792,601,808	IDR	Credit Suisse International †	02/27/13	184	184	— (h)
21,646,895,325	IDR	State Street Bank & Trust †	02/27/13	2,191	2,217	26
22,370,039	INR	Credit Suisse International †	02/27/13	416	419	3
589,061,022	INR	Deutsche Bank AG †	02/27/13	10,880	11,026	146
1,065,302,907	KRW	Citibank, N.A. †	02/27/13	1,005	977	(28)
1,856,114,863	KRW	Credit Suisse International †	02/27/13	1,718	1,702	(16)
277,527,339	KRW	Deutsche Bank AG †	02/27/13	263	255	(8)
7,856,915	MXN	Credit Suisse International	02/27/13	619	617	(2)
1,120,017	NOK	Deutsche Bank AG	02/27/13	201	205	4
6,699,600	NOK	State Street Bank & Trust	02/27/13	1,194	1,225	31
813,606	PLN	Credit Suisse International	02/27/13	258	263	5
14,313,107	RUB	Credit Suisse International †	02/27/13	471	475	4
361,491,709	RUB	Deutsche Bank AG †	02/27/13	11,892	12,003	111
12,871,978	SAR	Deutsche Bank AG	02/27/13	3,432	3,432	— (h)
1,388,693	SEK	Barclays Bank plc	02/27/13	216	218	2
7,699,048	THB	Credit Suisse International	02/27/13	258	258	— (h)
370,312	TRY	HSBC Bank, N.A.	02/27/13	209	210	1
81,886,646	TWD	Credit Suisse International †	02/27/13	2,834	2,774	(60)
2,210,577	ZAR	Credit Suisse International	02/27/13	243	246	3
				95,504	96,418	914

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,416,724	AUD	BNP Paribas	02/27/13	4,599	4,598	1
1,864,592	CAD	Barclays Bank plc	02/27/13	1,852	1,868	(16)
1,342,653	CAD	Societe Generale	02/27/13	1,337	1,346	(9)
		Australia and New Zealand Banking
9,282,624	DKK	Group Limited	02/27/13	1,662	1,690	(28)
102,098,357	MXN	TD Bank Financial Group	02/27/13	8,081	8,012	69
7,928,851	NOK	Royal Bank of Canada	02/27/13	1,437	1,450	(13)
23,418,928	NOK	TD Bank Financial Group	02/27/13	4,194	4,284	(90)
1,186,875	PLN	HSBC Bank, N.A.	02/27/13	382	383	(1)
27,705,795	SEK	TD Bank Financial Group	02/27/13	4,265	4,355	(90)
52,555,856	THB	HSBC Bank, N.A.	02/27/13	1,764	1,760	4
4,221,746	TRY	TD Bank Financial Group	02/27/13	2,392	2,394	(2)
11,185,768	ZAR	HSBC Bank, N.A.	02/27/13	1,250	1,247	3
				33,215	33,387	(172)

†	Non-deliverable forward.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AED	—	Arab Emirates Dirham
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan
COP	—	Colombian Peso
DKK	—	Danish Krone
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,457
Aggregate gross unrealized depreciation	(514)

Net unrealized appreciation/depreciation	1,943

Federal income tax cost of investments	146,789

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$58,574	$90,158	$—	$148,732
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,127	$—	$1,127
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(385)	$—	$(385)

(a) All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 29.8%
	Australia — 0.4%
375	Commonwealth Bank of Australia	25,228
8,222	Telstra Corp., Ltd.	39,465
458	Westpac Banking Corp.	13,399

		78,092

	Denmark — 0.1%
60	Novo Nordisk A/S, Class B	11,046

	France — 1.6%
3,975	AXA S.A.	73,597
742	Lafarge S.A.	45,315
160	L’Oreal S.A.	23,759
111	LVMH Moet Hennessy Louis Vuitton S.A.	20,899
1,730	Sanofi	168,651

		332,221

	Germany — 2.0%
376	BASF SE	38,081
1,425	Bayer AG	140,623
532	Bayerische Motoren Werke AG	53,582
4,350	Deutsche Wohnen AG	83,749
1,500	GSW Immobilien AG	64,007
130	Muenchener Rueckversicherungs AG	23,875
1,130	TAG Immobilien AG	13,709

		417,626

	Hong Kong — 0.0% (g)
652	HKT Trust/HKT Ltd.	608

	Indonesia — 0.0% (g)
2,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	566

	Ireland — 0.2%
250	Accenture plc, Class A	17,972
1,735	Smurfit Kappa Group plc	24,038

		42,010

	Italy — 0.2%
1,695	Eni S.p.A.	42,337

	Japan — 5.4%
6,000	Anritsu Corp.	77,002
2,300	Bridgestone Corp.	60,321
800	East Japan Railway Co.	54,006
500	Honda Motor Co., Ltd.	18,900
10,000	Isuzu Motors Ltd.	62,715
2,500	Japan Tobacco, Inc.	78,003
13,000	Marubeni Corp.	95,489
13,600	Mitsubishi UFJ Financial Group, Inc.	77,345
30,400	Mizuho Financial Group, Inc.	60,678
700	Nippon Telegraph & Telephone Corp.	29,317
810	ORIX Corp.	86,654
2,900	Shionogi & Co., Ltd.	51,830
1,700	Sumitomo Mitsui Financial Group, Inc.	68,279
5,200	T&D Holdings, Inc.	64,160
3,500	Tokio Marine Holdings, Inc.	103,362
2,500	Toyota Motor Corp.	119,411
800	West Japan Railway Co.	31,547

		1,139,019

	Netherlands — 2.2%
22,400	Aegon N.V.	149,549
567	Gemalto N.V.	50,470
8,861	ING Groep N.V., CVA (a)	89,623
958	Nutreco N.V.	84,922
1,632	Royal Dutch Shell plc, Class A	57,852
1,215	Royal Dutch Shell plc, Class B	44,162

		476,578

	Norway — 0.7%
1,500	Cermaq ASA (a)	25,791
10,067	Grieg Seafood ASA (a)	23,035
108,037	Marine Harvest ASA (a)	108,133

		156,959

	Singapore — 1.4%
30,000	CapitaMall Trust	51,347
79,000	First Real Estate Investment Trust	68,272
191,000	Lippo Malls Indonesia Retail Trust (m)	80,981
72,000	Mapletree Logistics Trust	68,049
11,000	Singapore Telecommunications Ltd.	31,089

		299,738

	Spain — 0.2%
1,000	Viscofan S.A.	52,302

	Sweden — 0.3%
2,813	Svenska Cellulosa AB, Class B	68,199

	Switzerland — 3.0%
370	ACE Ltd.	31,572
1,731	Nestle S.A.	121,547
1,110	Novartis AG	75,454
80	Pentair Ltd.	4,054
910	Roche Holding AG	201,146
780	Swiss Re AG (a)	57,991
216	Syngenta AG	92,888
334	Tyco International Ltd.	10,097

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Switzerland — Continued
180	Zurich Insurance Group AG (a)	51,762

		646,511

	United Kingdom — 4.8%
23,585	Barratt Developments plc (a)	81,369
3,749	Berkeley Group Holdings plc (a)	108,711
6,200	BP plc	45,896
1,229	British American Tobacco plc	63,873
2,700	GlaxoSmithKline plc	61,760
3,207	HSBC Holdings plc	36,469
649	Imperial Tobacco Group plc	24,133
2,413	InterContinental Hotels Group plc	70,822
13,660	Legal & General Group plc	32,988
7,030	Persimmon plc	93,974
2,290	Prudential plc	34,762
240	Reckitt Benckiser Group plc	15,989
1,022	Standard Chartered plc	27,173
5,306	Standard Life plc	29,098
1,277	Unilever plc	52,017
26,960	Vodafone Group plc	73,578
1,560	Weir Group plc (The)	49,100
18,337	William Hill plc	111,865

		1,013,577

	United States — 7.3%
350	Actavis, Inc. (a) (m)	30,236
167	ADT Corp. (The) (m)	7,932
1,000	Altria Group, Inc. (m)	33,680
100	American Express Co. (m)	5,881
380	AmerisourceBergen Corp.	17,241
361	Amgen, Inc.	30,851
120	Apple, Inc.	54,637
915	Ares Capital Corp.	16,388
957	AT&T, Inc. (m)	33,294
430	Berkshire Hathaway, Inc., Class B (a)	41,680
500	Bunge Ltd.	39,830
550	Capital One Financial Corp.	30,976
1,000	CBS Corp. (Non-Voting), Class B	41,720
111	CF Industries Holdings, Inc.	25,438
350	Chevron Corp.	40,302
344	Citigroup, Inc.	14,503
275	Coach, Inc.	14,025
988	Comcast Corp., Class A	37,623
50	Deere & Co.	4,703
443	DTE Energy Co.	28,046
450	eBay, Inc. (a)	25,168
180	EMC Corp. (a)	4,430
244	Estee Lauder Cos., Inc. (The), Class A	14,867
250	Exxon Mobil Corp.	22,492
2,541	Fifth Third Bancorp	41,393
168	Flowserve Corp.	26,337
760	General Mills, Inc.	31,874
34	Google, Inc., Class A (a)	25,693
950	HollyFrontier Corp.	49,609
124	International Business Machines Corp.	25,181
880	Johnson & Johnson	65,050
300	Kimberly-Clark Corp.	26,853
380	Macy’s, Inc.	15,014
870	Merck & Co., Inc.	37,628
750	Microsoft Corp.	20,603
150	Monsanto Co.	15,203
1,200	Mylan, Inc. (a)	33,924
160	New Holdco (a) (i)	13,950
60	Occidental Petroleum Corp.	5,296
1,000	Oracle Corp.	35,510
1,915	Pfizer, Inc.	52,241
366	Philip Morris International, Inc.	32,267
94	PPG Industries, Inc.	12,960
450	Procter & Gamble Co. (The)	33,822
500	PulteGroup, Inc. (a)	10,370
260	QUALCOMM, Inc.	17,168
750	Reynolds American, Inc.	32,985
34	Simon Property Group, Inc. (m)	5,446
100	SL Green Realty Corp.	8,038
750	SunTrust Banks, Inc.	21,278
300	Time Warner Cable, Inc.	26,802
900	Time Warner, Inc.	45,468
130	Union Pacific Corp.	17,090
306	UnitedHealth Group, Inc.	16,894
523	Verizon Communications, Inc.	22,808
250	Visa, Inc., Class A	39,478
200	Wal-Mart Stores, Inc.	13,990
1,553	Wells Fargo & Co.	54,091
145	Xilinx, Inc.	5,291

		1,553,548

	Total Common Stocks (Cost $5,590,267)	6,330,937

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 23.1%
	Australia — 0.1%
	FMG Resources August 2006 Pty Ltd.,
2,000	6.000%, 04/01/17 (e)	2,055
3,000	6.375%, 02/01/16 (e)	3,090
6,000	6.875%, 02/01/18 (e)	6,225
10,000	7.000%, 11/01/15 (e)	10,425
3,000	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	3,180

		24,975

	Bahamas — 0.0% (g)
3,000	Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	3,000

	Bermuda — 0.1%
	Aircastle Ltd.,
3,000	6.250%, 12/01/19 (m)	3,240
5,000	9.750%, 08/01/18 (m)	5,737

		8,977

	Canada — 0.4%
4,000	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	4,220
10,000	Garda World Security Corp., 9.750%, 03/15/17 (e)	10,575
5,000	Inmet Mining Corp., 7.500%, 06/01/21 (e)	5,375
3,000	Kodiak Oil & Gas Corp., 5.500%, 01/15/21 (e)	3,022
10,000	Masonite International Corp., 8.250%, 04/15/21 (e)	11,000
8,000	Mattamy Group Corp., 6.500%, 11/15/20 (e)	8,060
5,000	Mood Media Corp., 9.250%, 10/15/20 (e)	5,375
	New Gold, Inc.,
4,000	6.250%, 11/15/22 (e)	4,220
2,000	7.000%, 04/15/20 (e)	2,150
19,000	Novelis, Inc., 8.750%, 12/15/20	21,470
5,000	Quebecor Media, Inc., 5.750%, 01/15/23 (e)	5,238
10,000	Telesat Canada/Telesat LLC, 6.000%, 05/15/17 (e)	10,500

		91,205

	Cayman Islands — 0.1%
9,000	MCE Finance Ltd., 10.250%, 05/15/18	10,301
5,000	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	5,275

		15,576

	Finland — 0.0% (g)
3,000	Nokia OYJ, 5.375%, 05/15/19	2,873
3,000	6.625%, 05/15/39	2,805

		5,678

	France — 0.0% (g)
5,000	Lafarge S.A., 7.125%, 07/15/36	5,150

	Luxembourg — 0.7%
	ArcelorMittal,
15,000	5.000%, 02/25/17	15,357
25,000	6.750%, 02/25/22	27,495
8,000	7.500%, 10/15/39	8,078
	Intelsat Jackson Holdings S.A.,
5,000	6.625%, 12/15/22 (e)	5,081
35,000	7.250%, 04/01/19	37,538
40,000	Intelsat Luxembourg S.A., PIK, 12.500%, 02/04/17	42,400
12,000	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (e)	11,880

		147,829

	Mexico — 0.0% (g)
3,000	Kansas City Southern de Mexico S.A. de C.V., 6.625%, 12/15/20	3,397

	Netherlands — 0.0% (g)
5,000	Royal Bank of Scotland N.V., VAR, 1.011%, 03/09/15	4,825

	United Kingdom — 0.1%
	Royal Bank of Scotland Group plc,
10,000	5.050%, 01/08/15	10,339
15,000	6.125%, 12/15/22	15,445

		25,784

	United States — 21.6%
	Access Midstream Partners LP/ACMP Finance Corp.,
8,000	4.875%, 05/15/23 (m)	7,960
6,000	6.125%, 07/15/22	6,375
10,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e) (m)	9,862
12,578	ACL I Corp., PIK, 10.625%, 02/15/16 (m)	12,767
5,000	Actuant Corp., 5.625%, 06/15/22 (m)	5,150
5,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20 (m)	4,262
	AK Steel Corp.,
5,000	7.625%, 05/15/20 (m)	4,537
5,000	8.750%, 12/01/18 (e) (m)	5,425
3,000	Alliance One International, Inc., 10.000%, 07/15/16 (m)	3,187

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Ally Financial, Inc.,
9,000	7.500%, 09/15/20 (m)	10,822
20,000	8.000%, 03/15/20 (m)	24,525
41,000	8.000%, 11/01/31	51,814
	Alpha Natural Resources, Inc.,
6,000	6.000%, 06/01/19 (m)	5,400
4,000	6.250%, 06/01/21 (m)	3,580
5,000	9.750%, 04/15/18 (m)	5,450
2,000	Alphabet Holding Co., Inc., PIK, 8.500%, 11/01/17 (e) (m)	2,070
10,000	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18 (m)	10,500
5,000	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14 (m)	5,100
30,000	American International Group, Inc., VAR, 8.175%, 05/15/58 (m)	39,000
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
6,000	6.750%, 05/20/20	6,510
6,000	7.000%, 05/20/22	6,570
10,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	10,600
5,000	Ameristar Casinos, Inc., 7.500%, 04/15/21	5,437
	Amkor Technology, Inc.,
3,000	6.375%, 10/01/22	3,015
15,000	6.625%, 06/01/21	15,337
5,000	Amsurg Corp., 5.625%, 11/30/20 (e)	5,225
10,000	Anixter, Inc., 5.625%, 05/01/19	10,600
5,000	Antero Resources Finance Corp., 6.000%, 12/01/20 (e)	5,156
	Arch Coal, Inc.,
10,000	7.250%, 10/01/20	8,950
5,000	9.875%, 06/15/19 (e)	5,187
5,000	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Class S, 7.875%, 12/15/20 (e) (m)	4,987
20,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 08/01/23 (e)	19,950
5,000	Audatex North America, Inc., 6.750%, 06/15/18 (e)	5,362
	Avaya, Inc.,
25,000	7.000%, 04/01/19 (e)	23,875
6,000	10.875%, 11/01/15	5,715
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5,000	8.250%, 01/15/19	5,537
10,000	9.625%, 03/15/18	11,100
11,000	Ball Corp., 5.000%, 03/15/22	11,660
	Bank of America Corp.,
10,000	6.500%, 08/01/16	11,562
35,000	Series K, VAR, 8.000%, 01/30/18 (x)	39,452
2,000	BC Mountain LLC/BC Mountain Finance Inc., 7.000%, 02/01/21 (e)	2,050
8,000	Berry Plastics Corp., 9.500%, 05/15/18	8,940
	Biomet, Inc.,
13,000	6.500%, 08/01/20 (e)	13,650
5,000	6.500%, 10/01/20 (e)	5,075
2,000	Boise Cascade LLC/Boise Cascade Finance Corp., 6.375%, 11/01/20 (e)	2,090
3,000	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18 (e)	3,127
25,000	Brightstar Corp., 9.500%, 12/01/16 (e)	26,875
17,000	Building Materials Corp. of America, 7.500%, 03/15/20 (e)	18,615
8,000	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	8,780
6,000	Burger King Corp., 9.875%, 10/15/18	6,855
	Cablevision Systems Corp.,
6,000	5.875%, 09/15/22	5,902
10,000	8.000%, 04/15/20	11,300
90,000	Calpine Corp., 7.875%, 01/15/23 (e)	99,450
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
1,000	9.375%, 05/01/19	1,099
4,000	9.625%, 08/01/20 (e)	4,470
5,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	4,825
5,000	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18 (e)	5,050
5,000	CCM Merger, Inc., 9.125%, 05/01/19 (e)	5,012
	CCO Holdings LLC/CCO Holdings Capital Corp.,
5,000	7.375%, 06/01/20	5,563
25,000	8.125%, 04/30/20	28,062
19,000	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	21,042
3,000	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	3,097
30,000	Cenveo Corp., 8.875%, 02/01/18	29,625

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
5,000	6.375%, 09/15/20 (e)	5,237
17,000	8.625%, 11/15/17 (e)	18,190
25,000	Ceridian Corp., 8.875%, 07/15/19 (e)	27,875
25,000	Chemtura Corp., 7.875%, 09/01/18	26,937
	Chesapeake Energy Corp.,
4,000	6.125%, 02/15/21	4,280
15,000	6.775%, 03/15/19	15,150
10,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	9,900
	CHS/Community Health Systems, Inc.,
5,000	5.125%, 08/15/18	5,262
8,000	7.125%, 07/15/20	8,640
3,000	Cimarex Energy Co., 5.875%, 05/01/22	3,210
3,000	Cinemark USA, Inc., 5.125%, 12/15/22 (e)	3,037
	CIT Group, Inc.,
15,000	5.375%, 05/15/20	16,275
40,000	6.625%, 04/01/18 (e)	44,800
9,542	CityCenter Holdings LLC/CityCenter Finance Corp., 10.750%, 01/15/17	10,532
4,000	CKE Restaurants, Inc., 11.375%, 07/15/18	4,660
	Claire’s Stores, Inc.,
22,000	8.875%, 03/15/19	21,560
35,000	9.000%, 03/15/19 (e)	38,325
6,000	Clean Harbors, Inc., 5.250%, 08/01/20	6,270
	Clear Channel Worldwide Holdings, Inc.,
5,000	6.500%, 11/15/22 (e)	5,275
15,000	6.500%, 11/15/22 (e)	15,975
5,000	Series A, 7.625%, 03/15/20	5,175
15,000	Series B, 7.625%, 03/15/20	15,675
5,000	Clearwater Paper Corp., 4.500%, 02/01/23 (e)	4,962
14,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	15,172
1,000	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	1,071
2,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	2,175
7,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	7,070
2,000	Coeur d’Alene Mines Corp., 7.875%, 02/01/21 (e)	2,045
	Comstock Resources, Inc.,
25,000	7.750%, 04/01/19	25,812
4,000	9.500%, 06/15/20	4,320
40,000	Concho Resources, Inc., 7.000%, 01/15/21	44,200
15,000	CONSOL Energy, Inc., 6.375%, 03/01/21	15,337
5,000	Constellation Brands, Inc., 6.000%, 05/01/22	5,625
47,480	Continental Airlines 2005-ERJ1 Pass- Through Trust, 9.798%, 04/01/21	53,474
13,000	Continental Resources, Inc., 5.000%, 09/15/22	13,845
25,000	Cricket Communications, Inc., 7.750%, 10/15/20	25,937
5,000	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	4,925
13,000	Crown Castle International Corp., 5.250%, 01/15/23 (e)	13,650
5,000	CSC Holdings LLC, 6.750%, 11/15/21	5,625
9,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	9,067
5,000	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22 (e)	5,337
13,000	DaVita HealthCare Partners, Inc., 6.375%, 11/01/18	13,910
	Dean Foods Co.,
5,000	7.000%, 06/01/16	5,550
5,000	9.750%, 12/15/18	5,700
100,000	Deluxe Corp., 7.000%, 03/15/19	106,750
3,000	DigitalGlobe, Inc., 5.250%, 02/01/21 (e)	2,992
	DISH DBS Corp.,
3,000	4.625%, 07/15/17	3,135
13,000	5.000%, 03/15/23 (e)	12,838
7,000	5.875%, 07/15/22	7,437
8,000	6.750%, 06/01/21	8,960
5,000	7.875%, 09/01/19	5,912
3,000	DR Horton, Inc., 4.375%, 09/15/22	2,985
4,000	Dycom Investments, Inc., 7.125%, 01/15/21 (e)	4,220
	E*TRADE Financial Corp.,
5,000	6.000%, 11/15/17	5,162
5,000	6.375%, 11/15/19	5,188
20,000	Endo Health Solutions, Inc., 7.000%, 07/15/19	21,800

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
100,000	10.000%, 12/01/20	114,750
7,000	11.750%, 03/01/22 (e)	7,971
15,000	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	16,275
13,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	14,560
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,000	6.875%, 05/01/19	4,330
2,000	7.750%, 09/01/22	2,150
3,000	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	3,030
10,000	Felcor Lodging LP, 6.750%, 06/01/19	10,725
25,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	25,250
	First Data Corp.,
20,000	6.750%, 11/01/20 (e)	20,550
14,000	7.375%, 06/15/19 (e)	14,735
25,000	8.250%, 01/15/21 (e)	25,750
15,000	10.550%, 09/24/15	15,459
4,000	11.250%, 01/15/21 (e)	4,010
10,000	12.625%, 01/15/21	10,650
10,000	PIK, 8.750%, 01/15/22 (e)	10,400
24,000	Ford Motor Co., 7.450%, 07/16/31	30,600
15,000	Forest Oil Corp., 7.250%, 06/15/19	15,038
	Fresenius Medical Care U.S. Finance, Inc.,
5,000	5.750%, 02/15/21 (e)	5,413
25,000	6.500%, 09/15/18 (e)	28,125
	Frontier Communications Corp.,
10,000	7.125%, 01/15/23	10,625
25,000	8.500%, 04/15/20	28,875
4,000	GenCorp, Inc., 7.125%, 03/15/21 (e)	4,140
3,000	General Cable Corp., 5.750%, 10/01/22 (e)	3,158
16,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	17,280
3,000	GenOn Energy, Inc., 9.875%, 10/15/20	3,450
10,000	Goodman Networks, Inc., 13.125%, 07/01/18 (e)	11,100
5,000	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	5,463
5,000	Gray Television, Inc., 7.500%, 10/01/20	5,200
5,000	Gymboree Corp., 9.125%, 12/01/18	4,700
5,000	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	5,488
5,000	HCA Holdings, Inc., 6.250%, 02/15/21	5,263
	HCA, Inc.,
5,000	4.750%, 05/01/23	5,031
5,000	5.875%, 05/01/23	5,213
50,000	6.500%, 02/15/20	55,625
20,000	7.500%, 02/15/22	23,100
5,000	8.000%, 10/01/18	5,825
	HD Supply, Inc.,
15,000	7.500%, 07/15/20 (e)	14,813
10,000	8.125%, 04/15/19 (e)	11,325
3,000	10.500%, 01/15/21 (e)	3,067
10,000	Health Management Associates, Inc., 7.375%, 01/15/20	10,988
15,000	Hertz Corp. (The), 7.375%, 01/15/21	16,650
13,000	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	14,073
25,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	27,250
5,000	Hologic, Inc., 6.250%, 08/01/20 (e)	5,375
7,000	Hub International Ltd., 8.125%, 10/15/18 (e)	7,245
4,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	4,060
4,000	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	4,090
5,000	IMS Health, Inc., 6.000%, 11/01/20 (e)	5,213
5,000	Infor U.S., Inc., 9.375%, 04/01/19	5,650
	International Lease Finance Corp.,
10,000	5.875%, 08/15/22	10,761
46,000	8.250%, 12/15/20	56,350
28,000	8.625%, 01/15/22	35,560
3,000	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	3,075
10,000	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	10,263
8,000	Iron Mountain, Inc., 7.750%, 10/01/19	8,960
3,000	Isle of Capri Casinos, Inc., 7.750%, 03/15/19	3,240
6,000	iStar Financial, Inc., 9.000%, 06/01/17	6,660
2,000	Jabil Circuit, Inc., 4.700%, 09/15/22	2,050
25,000	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	25,500

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	K Hovnanian Enterprises, Inc.,
4,000	7.250%, 10/15/20 (e)	4,400
5,000	11.875%, 10/15/15	5,513
2,000	KB Home, 7.500%, 09/15/22	2,240
50,000	Key Energy Services, Inc., 6.750%, 03/01/21	50,250
5,000	Lamar Media Corp., 5.000%, 05/01/23 (e)	5,100
6,000	Laredo Petroleum, Inc., 7.375%, 05/01/22	6,495
5,000	Lender Processing Services, Inc., 5.750%, 04/15/23	5,300
	Lennar Corp.,
4,000	4.750%, 12/15/17	4,190
10,000	Series B, 12.250%, 06/01/17	13,425
55,000	Level 3 Financing, Inc., 8.125%, 07/01/19	59,950
6,000	Libbey Glass, Inc., 6.875%, 05/15/20	6,458
	Liberty Mutual Group, Inc.,
2,000	6.500%, 05/01/42 (e)	2,237
60,000	7.800%, 03/15/37 (e)	68,100
4,000	VAR, 10.750%, 06/15/58 (e)	6,080
10,000	M/I Homes, Inc., 8.625%, 11/15/18	11,000
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
18,000	4.500%, 07/15/23	17,910
10,000	6.250%, 06/15/22	10,850
15,000	6.750%, 11/01/20	16,425
4,000	Masco Corp., 5.950%, 03/15/22	4,428
2,000	MDC Holdings, Inc., 6.000%, 01/15/43	1,993
2,000	Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (e)	2,125
15,000	Media General, Inc., 11.750%, 02/15/17	17,175
5,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23 (e)	5,113
5,000	Mediacom LLC/Mediacom Capital Corp., 7.250%, 02/15/22	5,450
2,500	Meritage Homes Corp., 7.000%, 04/01/22	2,756
15,000	MetroPCS Wireless, Inc., 6.625%, 11/15/20	15,900
	MGM Resorts International,
10,000	7.500%, 06/01/16	10,950
2,000	8.625%, 02/01/19	2,280
10,000	10.000%, 11/01/16	11,800
25,000	11.375%, 03/01/18	31,125
3,000	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (e)	3,270
25,000	MultiPlan, Inc., 9.875%, 09/01/18 (e)	27,875
3,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20 (e)	3,270
6,000	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	5,925
	NCR Corp.,
2,000	4.625%, 02/15/21 (e)	2,003
2,000	5.000%, 07/15/22 (e)	2,025
6,000	Netflix, Inc., 5.375%, 02/01/21 (e)	5,970
	New Albertsons, Inc.,
6,000	7.450%, 08/01/29	4,125
2,000	8.000%, 05/01/31	1,390
	Newfield Exploration Co.,
6,000	5.625%, 07/01/24	6,450
10,000	5.750%, 01/30/22	11,000
4,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	4,170
3,000	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	3,465
33,000	NII Capital Corp., 7.625%, 04/01/21	25,905
10,000	Noranda Aluminum Acquisition Corp., PIK, 4.524%, 05/15/15	9,525
12,000	Nortek, Inc., 8.500%, 04/15/21	13,590
	NRG Energy, Inc.,
11,000	6.625%, 03/15/23 (e)	11,798
13,000	7.875%, 05/15/21	14,560
5,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	5,150
9,000	Oil States International, Inc., 5.125%, 01/15/23 (e)	9,113
7,000	Onex USI Aquisition Corp., 7.750%, 01/15/21 (e)	6,860
5,000	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	5,363
9,000	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	9,720
12,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	12,960
	Peabody Energy Corp.,
5,000	6.000%, 11/15/18	5,238
10,000	6.250%, 11/15/21	10,450
6,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	6,435
6,000	Penske Automotive Group, Inc., 5.750%, 10/01/22 (e)	6,165
6,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	6,510

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
5,000	Pioneer Energy Services Corp., 9.875%, 03/15/18	5,425
	Plains Exploration & Production Co.,
8,000	6.500%, 11/15/20	8,850
8,000	6.875%, 02/15/23	9,150
50,000	PolyOne Corp., 7.375%, 09/15/20	55,500
4,000	Prestige Brands, Inc., 8.125%, 02/01/20	4,480
9,000	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	9,281
	QEP Resources, Inc.,
3,000	5.250%, 05/01/23	3,150
15,000	5.375%, 10/01/22	15,975
10,000	6.875%, 03/01/21	11,575
5,000	R.R. Donnelley & Sons Co., 8.250%, 03/15/19	5,075
5,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,313
8,000	Range Resources Corp., 5.000%, 08/15/22	8,400
10,000	Regal Cinemas Corp., 8.625%, 07/15/19	11,075
3,000	Regal Entertainment Group, 5.750%, 02/01/25	2,970
20,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	21,200
41,000	Resolute Forest Products, 10.250%, 10/15/18 (m)	47,252
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	105,500
	Rite Aid Corp.,
20,000	7.500%, 03/01/17	20,450
10,000	9.250%, 03/15/20	11,125
35,000	9.500%, 06/15/17	36,531
10,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	11,525
7,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	6,860
5,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	5,650
5,000	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	5,375
5,000	Sabre, Inc., 8.500%, 05/15/19 (e)	5,375
20,000	Samson Investment Co., 9.750%, 02/15/20 (e)	21,275
4,000	Sealed Air Corp., 6.500%, 12/01/20 (e)	4,420
4,000	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	4,095
25,000	Service Corp. International, 8.000%, 11/15/21	30,563
3,000	Sidewinder Drilling, Inc., 9.750%, 11/15/19 (e)	3,008
10,000	Sinclair Television Group, Inc., 6.125%, 10/01/22 (e)	10,675
17,000	Sitel LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	17,935
10,000	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	9,950
	SM Energy Co.,
5,000	6.500%, 01/01/23	5,325
50,000	6.625%, 02/15/19	52,875
	Smithfield Foods, Inc.,
2,000	6.625%, 08/15/22	2,190
7,000	7.750%, 07/01/17	8,103
2,000	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 (e)	2,160
	Sprint Capital Corp.,
77,000	6.900%, 05/01/19	83,738
18,000	8.750%, 03/15/32	21,240
	Sprint Nextel Corp.,
6,000	7.000%, 03/01/20 (e)	6,960
26,000	9.000%, 11/15/18 (e)	32,175
3,000	11.500%, 11/15/21	4,103
3,000	SquareTwo Financial Corp., 11.625%, 04/01/17	3,068
20,000	Standard Pacific Corp., 8.375%, 05/15/18	23,600
5,000	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19 (e)	5,175
	Steel Dynamics, Inc.,
2,000	6.125%, 08/15/19 (e)	2,160
2,000	6.375%, 08/15/22 (e)	2,160
5,000	7.625%, 03/15/20	5,575
4,000	Stone Energy Corp., 7.500%, 11/15/22	4,320
	SunGard Data Systems, Inc.,
5,000	6.625%, 11/01/19 (e)	5,163
7,000	7.625%, 11/15/20	7,630
15,000	SUPERVALU, Inc., 8.000%, 05/01/16	14,963
8,000	Swift Energy Co., 7.875%, 03/01/22	8,400
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6,000	6.375%, 08/01/22	6,570
50,000	6.875%, 02/01/21	54,750

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
5,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	5,375
	Tenet Healthcare Corp.,
5,000	4.500%, 04/01/21 (e)	4,919
5,000	4.750%, 06/01/20 (e)	5,031
5,000	6.250%, 11/01/18	5,488
10,000	8.000%, 08/01/20	10,875
	Tesoro Corp.,
1,000	4.250%, 10/01/17	1,036
2,000	5.375%, 10/01/22	2,080
13,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	13,585
15,000	Thermadyne Holdings Corp., 9.000%, 12/15/17	16,200
5,000	Toll Brothers Finance Corp., 5.875%, 02/15/22	5,682
5,000	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	5,375
50,000	TransDigm, Inc., 7.750%, 12/15/18	55,563
5,000	Tronox Finance LLC, 6.375%, 08/15/20 (e)	5,025
25,000	Tutor Perini Corp., 7.625%, 11/01/18	25,875
1,000	tw telecom holdings, inc., 5.375%, 10/01/22	1,050
2,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,033
8,000	Unisys Corp., 6.250%, 08/15/17	8,580
8,000	Unit Corp., 6.625%, 05/15/21	8,300
	United States Steel Corp.,
28,000	7.375%, 04/01/20	29,750
5,000	7.500%, 03/15/22	5,300
7,000	United Surgical Partners International, Inc., 9.000%, 04/01/20	7,858
	Univision Communications, Inc.,
19,000	6.750%, 09/15/22 (e)	19,855
76,000	6.875%, 05/15/19 (e)	79,800
5,000	8.500%, 05/15/21 (e)	5,325
5,000	Vail Resorts, Inc., 6.500%, 05/01/19	5,369
10,000	Valassis Communications, Inc., 6.625%, 02/01/21	10,675
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
5,000	7.750%, 02/01/19 (e)	5,281
3,000	7.750%, 02/01/19	3,169
10,000	8.000%, 02/01/18	10,600
8,000	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	8,420
3,000	Viasystems, Inc., 7.875%, 05/01/19 (e)	2,993
20,000	VPI Escrow Corp., 6.375%, 10/15/20 (e)	20,750
45,000	Vulcan Materials Co., 7.500%, 06/15/21	52,200
10,000	VWR Funding, Inc., 7.250%, 09/15/17 (e)	10,588
37,000	W&T Offshore, Inc., 8.500%, 06/15/19	39,590
25,000	Wachovia Capital Trust III, VAR, 5.570%, 02/25/13 (x)	25,000
2,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,075
3,000	WEX, Inc., 4.750%, 02/01/23 (e)	2,993
6,000	Weyerhaeuser Co., 8.500%, 01/15/25	7,817
15,000	Windstream Corp., 7.750%, 10/15/20	16,313
	WMG Acquisition Corp.,
5,000	6.000%, 01/15/21 (e)	5,313
4,000	11.500%, 10/01/18	4,650
	WPX Energy, Inc.,
10,000	5.250%, 01/15/17	10,450
10,000	6.000%, 01/15/22	10,750
25,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	27,750
5,000	Zayo Group LLC/Zayo Capital, Inc.,
	8.125%, 01/01/20	5,575

		4,579,045

	Total Corporate Bonds (Cost $4,592,149)	4,915,441

Foreign Government Securities — 12.9%
	Germany — 12.9%
EUR 735,000	Bundesobligation, 0.500%, 04/07/17	994,041
EUR 1,120,000	Bundesrepublik Deutschland, 3.500%, 07/04/19	1,755,538

	Total Foreign Government Securities (Cost $2,592,724)	2,749,579

SHARES
Investment Companies — 19.2%
	United States — 19.2%
58,187	iShares MSCI Emerging Markets Index Fund	2,573,029
142,816	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	1,500,996

	Total Investment Companies (Cost $3,949,798)	4,074,025

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — 0.9%
	United States — 0.9%
15,000	Alcatel-Lucent USA, Inc., Term Loan, VAR, 0.000%, 01/31/19 ^	15,146
	Aot Holding Ltd., 1st Lien Senior Secured Term Loan,
12	VAR, 5.000%, 10/01/19	12
176	VAR, 5.000%, 10/01/19	178
188	VAR, 5.000%, 10/01/19	191
189	VAR, 5.000%, 10/01/19	191
1,007	VAR, 5.000%, 10/01/19	1,019
1,414	VAR, 5.000%, 10/01/19	1,430
1,952	VAR, 5.000%, 10/01/19	1,975
37,500	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.454%, 01/28/18	34,760
7,178	Caesars Entertainment Operating Co., Inc., Term B-1 Loan, VAR, 3.204%, 01/28/15	7,116
806	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.204%, 01/28/15	799
1,991	Caesars Entertainment Operating Co., Inc., Term B-3 Loan, VAR, 3.204%, 01/28/15	1,974
20	Caesars Entertainment Operating Co., Inc., Term B-3 Loan, VAR, 3.311%, 01/28/15	20
5,909	DuPont Performance, Term Loan, VAR, Inc., 0.000%, 01/17/20 ^	5,993
49,773	Freedom Group, Inc., Term B Loan, VAR, 5.500%, 04/19/19	49,275
15,000	GMACM, Term A-1 Loan, VAR, 6.000%, 11/18/13	15,014
23,685	Gymboree, Initial Term Loan (A and R), VAR, 5.000%, 02/23/18	23,044
14,464	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	14,820
10,000	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	10,125
4,285	PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17	4,360
	RedPrairie, 1st Lien Term Loan,
10,687	VAR, 6.750%, 12/14/18	10,839
27	VAR, 6.750%, 12/14/18	27

	Total Loan Participations & Assignments (Cost $194,990)	198,308

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Option Purchased— 0.4%
15	E-mini S&P 500, Expiring 03/16/13 @1,450.00, European Style (a) (Cost $53,145)	86,850

SHARES
Preferred Stock — 0.8%
	Germany — 0.8%
680	Volkswagen AG (Cost $140,778)	168,351

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 1.1%
230,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $230,156)	230,180

SHARES
Short-Term Investment — 8.9%
	Investment Company — 8.9%
1,887,979	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $1,887,979)	1,887,979

	Total Investments — 97.1% (Cost $19,231,986)	20,641,650
	Other Assets in Excess of Liabilities — 2.9%	622,515

	NET ASSETS — 100.0%	$21,264,165

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	19.7%
Foreign Government Securities	13.3
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	4.7
Insurance	4.1
Commercial Banks	2.9
Food Products	2.8
Media	2.6
Automobiles	2.2
Household Durables	1.9
Diversified Financial Services	1.5
Diversified Telecommunication Services	1.5
Health Care Providers & Services	1.5
Real Estate Investment Trusts (REITs)	1.5
Chemicals	1.5
Wireless Telecommunication Services	1.4
Tobacco	1.3
IT Services	1.3
Hotels, Restaurants & Leisure	1.1
U.S. Treasury Obligation	1.1
Others (each less than 1.0%)	17.5
Short-Term Investment	9.1
Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	Euro-Bobl	03/07/13	459,724	(1,794)
24	Dow Jones Euro STOXX 50 Index	03/15/13	883,439	21,175
12	E-mini Russell 2000	03/15/13	1,080,120	89,136
26	E-mini S&P 500	03/15/13	1,941,290	93,808
8	10 Year U.S. Treasury Note	03/19/13	1,050,250	(11,552)

				190,773

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,808	AUD	BNP Paribas	03/27/13	8,084	8,111	27
		Australia and New Zealand Banking
9,737	EUR	Group Limited	03/27/13	12,705	13,224	519
9,669	EUR	BNP Paribas	03/27/13	12,792	13,132	340
16,848	EUR	Morgan Stanley	03/27/13	22,421	22,883	462
8,458	EUR	National Australia Bank	03/27/13	11,382	11,488	106
87,029	GBP	Union Bank of Switzerland AG	02/28/13	138,126	138,010	(116)
				205,510	206,848	1,338
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
26,805	AUD	Westpac Banking Corp.	03/27/13	27,940	27,848	92
147,415	CHF	Credit Suisse International	02/28/13	158,381	162,022	(3,641)
2,094,008	EUR	Societe Generale	03/27/13	2,772,980	2,844,035	(71,055)
87,029	GBP	TD Bank Financial Group	02/28/13	137,105	138,010	(905)
176,074	SGD	State Street Corp.	02/28/13	143,201	142,261	940
				3,239,607	3,314,176	(74,569)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
SGD	—	Singapore Dollar
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2013.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2013.
^	—	All or a portion of the security is unsettled as of January 31, 2013. Unless otherwise indicted, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $4,882,044 and 23.7%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	1,486,286
Aggregate gross unrealized depreciation	(76,622)

Net unrealized appreciation/depreciation	1,409,664

Federal income tax cost of investments	19,231,986

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	—	78,092	—	78,092
Denmark	—	11,046	—	11,046
France	—	332,221	—	332,221
Germany	—	417,626	—	417,626
Hong Kong	—	608	—	608
Indonesia	—	566	—	566
Ireland	17,972	24,038	—	42,010
Italy	—	42,337	—	42,337
Japan	—	1,139,019	—	1,139,019
Netherlands	—	476,578	—	476,578
Norway	—	156,959	—	156,959
Singapore	—	299,738	—	299,738
Spain	—	52,302	—	52,302
Sweden	—	68,199	—	68,199
Switzerland	45,723	600,788	—	646,511
United Kingdom	—	1,013,577	—	1,013,577
United States	1,539,598	—	13,950	1,553,548

Total Common Stocks	1,603,293	4,713,694	13,950	6,330,937

Corporate Bonds
Australia	—	24,975	—	24,975
Bahamas	—	3,000	—	3,000
Bermuda	—	8,977	—	8,977
Canada	—	91,205	—	91,205
Cayman Islands	—	15,576	—	15,576
Finland	—	5,678	—	5,678
France	—	5,150	—	5,150
Luxembourg	—	147,829	—	147,829
Mexico	—	3,397	—	3,397
Netherlands	—	4,825	—	4,825
United Kingdom	—	25,784	—	25,784
United States	—	4,521,481	57,564	4,579,045

Total Corporate Bonds	—	4,857,877	57,564	4,915,441

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	—	2,749,579	—	2,749,579
Investment Companies
United States	4,074,025	—	—	4,074,025
Loan Participations & Assignments
United States	—	198,308	—	198,308
Options purchased
Call Option purchased	86,850	—	—	86,850
Preferred Stock
Germany	—	168,351	—	168,351
U.S. Treasury Obligation	—	230,180	—	230,180
Short-Term Investment
Investment Company	1,887,979	—	—	1,887,979

Total Investments in Securities	7,652,147	12,917,989	71,514	20,641,650

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,486	—	2,486
Futures Contracts	204,119	—	—	204,119

Total Appreciation in Other Financial Instruments	204,119	2,486	—	206,605

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(75,717)	—	(75,717)
Futures Contracts	(13,346)	—	—	(13,346)

Total Depreciation in Other Financial Instruments	(13,346)	(75,717)	—	(89,063)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 10/31/2012	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/2013
Investments in Securities
Common Stocks-United States	—	—	(21,855)	—	38,845	(3,040)	—	—	13,950
Corporate Bonds-United States	52,903	—	1,785	(2)	3,960	(1,082)	—	—	57,564

Total	52,903	—	(20,070)	(2)	42,805	(4,122)	—	—	71,514

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $(20,070).

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.7%
	Australia — 5.3%
52	Amcor Ltd. (m)	454
20	Australia & New Zealand Banking Group Ltd. (m)	557
102	Goodman Group (m)	481
143	Stockland (m)	514
96	Transurban Group (m)	612

		2,618

	Belgium — 1.0%
3	Solvay S.A. (m)	488

	Brazil — 0.9%
16	Cielo S.A. (m)	461

	China — 2.5%
849	China Construction Bank Corp., Class H (m)	732
186	Wynn Macau Ltd. (a) (m)	522

		1,254

	Finland — 0.9%
36	UPM-Kymmene OYJ (m)	437

	France — 7.0%
11	Cie de St-Gobain (m)	462
24	EDF S.A. (m)	452
7	Sanofi (m)	677
7	Schneider Electric S.A. (m)	552
4	Sodexo (m)	399
7	Total S.A. (m)	367
2	Unibail-Rodamco SE (m)	559

		3,468

	Germany — 4.4%
5	Allianz SE (m)	767
8	BASF SE (m)	763
10	Deutsche Boerse AG (m)	663

		2,193

	Hong Kong — 1.4%
62	Hutchison Whampoa Ltd. (m)	693

	Indonesia — 0.8%
828	Perusahaan Gas Negara Persero Tbk PT (m)	398

	Italy — 1.8%
36	Eni S.p.A. (m)	893

	Japan — 8.4%
21	Canon, Inc. (m)	750
7	Daito Trust Construction Co., Ltd. (m)	719
25	Japan Tobacco, Inc. (m)	790
16	Nippon Telegraph & Telephone Corp. (m)	670
55	Nissan Motor Co., Ltd. (m)	566
52	Sumitomo Corp. (m)	669

		4,164

	Netherlands — 4.6%
16	Delta Lloyd N.V. (m)	311
39	Royal Dutch Shell plc, Class A (m)	1,370
15	Unilever N.V., CVA (m)	611

		2,292

	New Zealand — 0.9%
228	Telecom Corp. of New Zealand Ltd. (m)	465

	Norway — 1.2%
9	Gjensidige Forsikring ASA (m)	135
21	Telenor ASA (m)	471

		606

	Singapore — 2.5%
40	Keppel Corp., Ltd. (m)	372
310	Singapore Telecommunications Ltd. (m)	876

		1,248

	South Africa — 0.5%
68	African Bank Investments Ltd. (m)	234

	Sweden — 2.7%
11	Atlas Copco AB, Class A (m)	326
18	Swedbank AB, Class A (m)	432
52	Telefonaktiebolaget LM Ericsson, Class B (m)	604

		1,362

	Switzerland — 5.0%
9	Nestle S.A. (m)	644
4	Roche Holding AG (m)	959
12	Swiss Re AG (a) (m)	901

		2,504

	Taiwan — 0.8%
106	Novatek Microelectronics Corp. (m)	422

	United Kingdom — 11.0%
14	AstraZeneca plc (m)	699
122	Centrica plc (m)	678
15	Diageo plc (m)	461
31	GlaxoSmithKline plc (m)	709
62	HSBC Holdings plc (m)	703
27	Pearson plc (m)	516
11	Rio Tinto plc (m)	600

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
8	SABMiller plc (m)	376
264	Vodafone Group plc (m)	722

		5,464

	United States — 28.1%
1	Apple, Inc. (m)	343
5	Chevron Corp. (m)	603
27	Cisco Systems, Inc. (m)	553
14	CME Group, Inc. (m)	817
10	ConocoPhillips (m)	600
17	Dow Chemical Co. (The) (m)	554
14	Emerson Electric Co. (m)	815
12	Johnson & Johnson (m)	920
14	Kinder Morgan, Inc. (m)	520
27	Masco Corp. (m)	499
10	Mattel, Inc. (m)	368
29	Merck & Co., Inc. (m)	1,240
32	Microsoft Corp. (m)	868
34	Pfizer, Inc. (m)	924
8	Philip Morris International, Inc. (m)	680
6	Sempra Energy (m)	464
15	Sysco Corp. (m)	488
26	Time Warner, Inc. (m)	1,334
13	Verizon Communications, Inc. (m)	569
23	Wells Fargo & Co. (m)	806

		13,965

	Total Common Stocks (Cost $40,499)	45,629

Short-Term Investment — 6.2%
	Investment Company — 6.2%
3,101	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $3,101)	3,101

	Total Investments — 97.9% (Cost $43,600)	48,730
	Other Assets in Excess of Liabilities — 2.1%	1,035

	NET ASSETS — 100.0%	$49,765

Percentages indicated are based on net assets.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.6%
Oil, Gas & Consumable Fuels	8.9
Commercial Banks	6.6
Diversified Telecommunication Services	6.3
Insurance	4.3
Media	3.8
Chemicals	3.7
Diversified Financial Services	3.5
Real Estate Investment Trusts (REITs)	3.2
Tobacco	3.0
Electrical Equipment	2.8
Food Products	2.6
Communications Equipment	2.4
Multi-Utilities	2.3
Industrial Conglomerates	2.2
Building Products	2.0
Hotels, Restaurants & Leisure	1.9
Software	1.8
Beverages	1.7
Office Electronics	1.5
Wireless Telecommunication Services	1.5
Real Estate Management & Development	1.5
Trading Companies & Distributors	1.4
Transportation Infrastructure	1.3
Metals & Mining	1.2
Automobiles	1.2
Food & Staples Retailing	1.0
Others (each less than 1.0%)	7.4
Short-Term Investment	6.4

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	TOPIX Index	03/07/13	$102	$6
13	Dow Jones Euro STOXX 50 Index	03/15/13	479	(1)
22	E-mini S&P 500	03/15/13	1,643	(1)
5	FTSE 100 Index	03/15/13	496	3

				$7

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
16,364,404	JPY
1,442,687	for HKD	State Street Corp.	03/19/13	$186	#	$179	#	$(7)
415,868	AUD	Union Bank of Switzerland AG	03/19/13	433		432		(1)
201,214	CAD	Citibank, N.A.	03/19/13	200		202		2
207,770	CAD	HSBC Bank, N.A.	03/19/13	210		208		(2)
1,891,967	CAD	Royal Bank of Canada	03/19/13	1,913		1,895		(18)
140,441	EUR	Citibank, N.A.	03/19/13	188		191		3
264,098	EUR	Goldman Sachs International	03/19/13	352		359		7
196,804	EUR	HSBC Bank, N.A.	03/19/13	259		267		8
558,531	EUR	Union Bank of Switzerland AG	03/19/13	748		758		10
248,658	GBP	BNP Paribas	03/19/13	400		394		(6)
128,035	GBP	HSBC Bank, N.A.	03/19/13	207		203		(4)
127,323	GBP	Morgan Stanley	03/19/13	202		202		— (h)
155,860	GBP	State Street Corp.	03/19/13	250		247		(3)
23,750,622	JPY	Citibank, N.A.	03/19/13	265		260		(5)
24,468,661	JPY	HSBC Bank, N.A.	03/19/13	293		268		(25)
12,299,983	JPY	Union Bank of Switzerland AG	03/19/13	147		134		(13)
523,427	NOK	Citibank, N.A.	03/19/13	94		96		2
137,563	NZD	Morgan Stanley	03/19/13	114		115		1
137,182	NZD	Societe Generale	03/19/13	114		115		1
201,637	NZD	Union Bank of Switzerland AG	03/19/13	170		169		(1)
				$6,745		$6,694		$(51)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
		Australia and New Zealand Banking
1,274,376	AUD	Group Limited	03/19/13	$1,334	$1,325	$9
112,346	CHF	Royal Bank of Scotland	03/19/13	123	124	(1)
616,798	CHF	Union Bank of Switzerland AG	03/19/13	672	678	(6)
2,223,250	EUR	Citibank, N.A.	03/19/13	2,927	3,020	(93)
128,103	EUR	HSBC Bank, N.A.	03/19/13	169	174	(5)
165,986	EUR	Societe Generale	03/19/13	218	225	(7)
176,839	EUR	Union Bank of Switzerland AG	03/19/13	233	240	(7)
279,173	GBP	BNP Paribas	03/19/13	440	443	(3)
1,318,602	GBP	Citibank, N.A.	03/19/13	2,137	2,090	47
373,313	GBP	Goldman Sachs International	03/19/13	593	592	1
168,324	GBP	HSBC Bank, N.A.	03/19/13	273	267	6

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,710,406	HKD	HSBC Bank, N.A.	03/19/13	$1,124	$1,123	$1
		Australia and New Zealand Banking
12,262,031	JPY	Group Limited	03/19/13	145	133	12
48,623,770	JPY	Credit Suisse International	03/19/13	550	532	18
9,382,833	JPY	HSBC Bank, N.A.	03/19/13	112	103	9
25,195,494	JPY	Westpac Banking Corp.	03/19/13	288	276	12
711,306	NOK	Goldman Sachs International	03/19/13	127	130	(3)
1,146,522	NOK	HSBC Bank, N.A.	03/19/13	204	209	(5)
528,565	NOK	Societe Generale	03/19/13	95	97	(2)
		Australia and New Zealand Banking
814,773	NZD	Group Limited	03/19/13	684	682	2
2,627,824	SEK	Citibank, N.A.	03/19/13	394	413	(19)
1,047,082	SEK	Union Bank of Switzerland AG	03/19/13	157	165	(8)
479,529	SGD	HSBC Bank, N.A.	03/19/13	393	388	5
316,723	SGD	Morgan Stanley	03/19/13	258	256	2
136,664	SGD	Societe Generale	03/19/13	111	110	1
112,959	SGD	Westpac Banking Corp.	03/19/13	92	91	1
				$13,853	$13,886	$(33)

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 01/31/13 of the currency being sold, and the value at 01/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $31,203,000 and 64.0%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,445
Aggregate gross unrealized depreciation	(315)

Net unrealized appreciation/depreciation	$5,130

Federal income tax cost of investments	$43,600

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,618	$—	$2,618
Belgium	—	488	—	488
Brazil	461	—	—	461
China	—	1,254	—	1,254
Finland	—	437	—	437
France	—	3,468	—	3,468
Germany	—	2,193	—	2,193
Hong Kong	—	693	—	693
Indonesia	—	398	—	398
Italy	—	893	—	893
Japan	—	4,164	—	4,164
Netherlands	—	2,292	—	2,292
New Zealand	—	465	—	465
Norway	—	606	—	606
Singapore	—	1,248	—	1,248
South Africa	—	234	—	234
Sweden	—	1,362	—	1,362
Switzerland	—	2,504	—	2,504
Taiwan	—	422	—	422
United Kingdom	—	5,464	—	5,464
United States	13,965	—	—	13,965

Total Common Stocks	14,426	31,203	—	45,629

Short-Term Investment
Investment Company	3,101	—	—	3,101

Total Investments in Securities	$17,527	$31,203	$—	$48,730

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$160	$—	$160
Futures Contracts	9	—	—	9

Total Appreciation in Other Financial Instruments	$9	$160	$—	$169

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(244)	$—	$(244)
Futures Contracts	(2)	—	—	(2)

Total Depreciation in Other Financial Instruments	$(2)	$(244)	$—	$(246)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 110.9%
	Australia — 14.5%
130	African Petroleum Corp., Ltd. (a) (m)	102
207	Alumina Ltd. (m)	239
91	Aurora Oil & Gas Ltd. (a) (m)	360
86	Ausgold Ltd. (a) (m)	11
327	Base Resources Ltd. (a) (m)	125
418	Bathurst Resources Ltd. (a) (m)	168
73	Beach Energy Ltd. (m)	109
119	Blackthorn Resources Ltd. (a) (m)	154
1,315	Bullabulling Gold Ltd. (a) (m)	112
44	Elemental Minerals Ltd. (a) (m)	16
32	Equatorial Resources Ltd. (a) (m)	49
267	Fortescue Metals Group Ltd. (m)	1,310
202	Gascoyne Resources Ltd. (a) (m)	72
328	Gryphon Minerals Ltd. (a) (m)	176
21	Iluka Resources Ltd. (m)	208
41	Independence Group NL (m)	187
442	Kagara Ltd. (a) (i)	–
1,000	Marengo Mining Ltd. (a) (m)	145
197	Mawson West Ltd. (a) (m)	142
29	Mineral Deposits Ltd. (a) (m)	126
40	Newcrest Mining Ltd. (m)	985
198	Northern Star Resources Ltd. (m)	230
389	Pancontinental Oil & Gas NL (a) (m)	45
78	Perseus Mining Ltd. (a) (m)	159
282	Resolute Mining Ltd. (m)	391
20	Sandfire Resources NL (a) (m)	163
173	Sarama Resources Ltd. (a) (m)	111
650	Tiger Resources Ltd. (a) (m)	238
47	Western Areas Ltd. (m)	213
527	World Titanium Resources Ltd. (a) (m)	92

		6,438

	Bermuda — 0.6%
8	Energy XXI Bermuda Ltd. (m)	257

	Brazil — 0.5%
11	Petroleo Brasileiro S.A., ADR (m)	208

	Canada — 37.4%
101	Afferro Mining, Inc. (a) (m)	129
15	Africa Oil Corp. (a) (m)	124
32	Alamos Gold, Inc. (m)	496
117	Augusta Resource Corp. (a) (m)	313
190	Aureus Mining, Inc. (a) (m)	144
185	B2Gold Corp. (a) (m)	712
147	Banro Corp. (a) (m)	362
33	Barrick Gold Corp. (m)	1,047
5	Brazilian Gold Corp. (a) (m)	1
19	Cameco Corp. (m)	407
25	Canadian Natural Resources Ltd. (m)	755
23	Cenovus Energy, Inc. (m)	768
54	Centerra Gold, Inc. (m)	494
112	Champion Iron Mines Ltd. (a) (m)	60
39	Copper Mountain Mining Corp. (a) (m)	138
65	Duluth Metals Ltd. (a) (m)	148
320	EastCoal, Inc. (a) (m)	61
50	Eldorado Gold Corp. (m)	557
76	First Quantum Minerals Ltd. (m)	1,530
24	Goldcorp, Inc. (m)	831
69	Gran Tierra Energy, Inc. (a) (m)	369
5	Inmet Mining Corp. (m)	375
41	Keegan Resources, Inc. (a) (m)	149
152	Loncor Resources, Inc. (a) (m)	110
462	Lucara Diamond Corp. (a) (m)	301
136	Lundin Mining Corp. (a) (m)	699
237	Mandalay Resources Corp. (m)	278
94	New Gold, Inc. (a) (m)	917
75	New Zealand Energy Corp. (a) (m)	62
71	Panoro Minerals Ltd. (a) (m)	45
39	Parex Resources, Inc. (a) (m)	224
267	Platinum Group Metals Ltd., (a) (m)	308
40	Rainy River Resources Ltd. (a) (m)	175
29	Regulus Resources, Inc. (a) (m)	7
233	Romarco Minerals, Inc. (a) (m)	208
48	SEMAFO, Inc. (m)	133
8	Silver Wheaton Corp. (m)	282
76	Silvercrest Mines, Inc. (a) (m)	197
32	Teck Resources Ltd., Class B (m)	1,170
51	Turquoise Hill Resources Ltd. (a) (m)	390
262	WesternZagros Resources Ltd. (a) (m)	278
51	Yamana Gold, Inc. (m)	835

		16,589

	Ireland — 0.9%
486	Kenmare Resources plc (a) (m)	257
15	Providence Resources plc (a) (m)	144

		401

	Netherlands — 1.9%
24	Royal Dutch Shell plc, Class B (m)	861

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Norway — 0.6%
169	DNO International ASA (a) (m)	289

	Russia — 0.1%
52	RusPetro plc (a) (m)	41

	South Africa — 1.9%
33	Impala Platinum Holdings Ltd. (m)	594
232	Sierra Rutile Ltd. (a) (m)	259

		853

	Sweden — 2.2%
37	Lundin Petroleum AB (a) (m)	961

	Switzerland — 9.3%
331	Ferrexpo plc (m)	1,335
84	Glencore International plc (m)	524
121	Xstrata plc (m)	2,259

		4,118

	United Kingdom — 25.7%
81	3Legs Resources plc (a) (m)	45
123	Afren plc (a) (m)	281
121	African Minerals Ltd. (a) (m)	584
224	Amara Mining plc (a) (m)	187
627	Amerisur Resources plc (a) (m)	446
38	Antofagasta plc (m)	695
39	BG Group plc (m)	694
67	BHP Billiton plc (m)	2,287
121	Eurasian Natural Resources Corp. plc (m)	634
67	Exillon Energy plc (a) (m)	171
56	Gem Diamonds Ltd. (a) (m)	141
412	Highland Gold Mining Ltd. (m)	729
322	Petra Diamonds Ltd. (a) (m)	556
55	Rio Tinto plc (m)	3,099
1,412	Sable Mining Africa Ltd. (a) (m)	258
365	Tethys Petroleum Ltd. (a) (m)	209
36	Zhaikmunai LP, Reg. S, GDR (m)	364

		11,380

	United States — 15.3%
19	Anadarko Petroleum Corp. (m)	1,552
42	Coastal Energy Co. (a) (m)	925
5	Cobalt International Energy, Inc. (a) (m)	126
11	Concho Resources, Inc. (a) (m)	994
50	Freeport-McMoRan Copper & Gold, Inc. (m)	1,773
16	Newmont Mining Corp. (m)	705
29	Peabody Energy Corp. (m)	717

		6,792

	Total Common Stocks (Cost $52,872)	49,188

NUMBER OF WARRANTS
Warrant — 0.0%
	Canada — 0.0%
3	Duluth Metals Ltd., expiring 07/31/13 (a) (i)	—
65	Regulus Resources, Inc., expiring 03/06/14 (a)	—
15	Stans Energy Corp., expiring 04/28/13 (a) (i)	—

	Total Warrants (Cost $—)	—

SHARES
Short-Term Investment — 11.8%
	Investment Company — 11.8%
5,225	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $5,225)	5,225

	Total Investments — 122.7% (Cost $58,097)	54,413
	Liabilities in Excess of Other Assets — (22.7)%	(10,068)

	NET ASSETS — 100.0%	$44,345

Percentages indicated are based on net assets.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Metals & Mining	66.8%
Oil, Gas & Consumable Fuels	23.6
Short-Term Investment	9.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—

Security was purchased pursuant to Regulation S under the

Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $25,013,000 and 46.0% respectively

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,951
Aggregate gross unrealized depreciation	(7,635)

Net unrealized appreciation/depreciation	$(3,684)

Federal income tax cost of investments	$58,097

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$516	$5,922		$—	(a)	$6,438
Bermuda	257	—		—		257
Brazil	208	—		—		208
Canada	16,193	396		—		16,589
Ireland	—	401		—		401
Netherlands	—	861		—		861
Norway	—	289		—		289
Russia	—	41		—		41
South Africa	—	853		—		853
Sweden	—	961		—		961
Switzerland	—	4,118		—		4,118
United Kingdom	209	11,171		—		11,380
United States	6,792	—		—		6,792

Total Common Stocks	24,175	25,013		—	(a)	49,188

Warrants
Canada	—	—	(a)	—	(a)	—	(a)

Short-Term Investment
Investment Company	5,225	—		—		5,225

Total Investments in Securities	$29,400	$25,013		$—	(a)	$54,413

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Global Natural Resources Fund	Balance as of 10/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/13
Investments in Securities
Common Stock — Australia	$—	(a)	$—	$—	(a)	$—	$—	$—	$—	$—	$—	(a)
Warrant — Canada	—	(a)	—	—		—	—	—	—	—	—	(a)

Total	$—	(a)	$—	$—	(a)	$—	$—	$—	$—	$—	$—	(a)

(a)	Value is zero.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
		Belgium — 1.4%
—	(h)	Solvay S.A. (m)	69

		Canada — 0.7%
2		First Quantum Minerals Ltd. (m)	36

		China — 1.0%
33		China Construction Bank Corp., Class H (m)	28
10		China Merchants Bank Co., Ltd., Class H (m)	23

			51

		Denmark — 0.5%
—	(h)	Carlsberg A/S, Class B (m)	27

		Finland — 0.8%
3		Stora Enso OYJ, Class R (m)	19
2		UPM-Kymmene OYJ (m)	20

			39

		France — 4.4%
1		GDF Suez (m)	27
1		Sanofi (m)	55
1		Schneider Electric S.A. (m)	54
1		Sodexo (m)	65
1		Suez Environnement Co. (m)	15

			216

		Germany — 3.5%
—	(h)	Allianz SE (m)	50
1		BASF SE (m)	61
1		Bayer AG (m)	62

			173

		Hong Kong — 2.4%
18		Belle International Holdings Ltd. (m)	40
14		China Overseas Land & Investment Ltd. (m)	43
3		Hutchison Whampoa Ltd. (m)	34

			117

		Ireland — 3.1%
1		Covidien plc (m)	52
3		Experian plc (m)	57
1		Shire plc (m)	43

			152

		Israel — 0.6%
1		Teva Pharmaceutical Industries Ltd., ADR (m)	30

		Japan — 9.1%
1		Canon, Inc. (m)	25
—	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	33
9		Hitachi Ltd. (m)	53
2		Japan Tobacco, Inc. (m)	75
5		Marubeni Corp. (m)	37
6		Mitsubishi Electric Corp. (m)	50
2		Mitsubishi Estate Co., Ltd. (m)	48
6		Nissan Motor Co., Ltd. (m)	65
—	(h)	ORIX Corp. (m)	36
1		Softbank Corp. (m)	29

			451

		Netherlands — 4.5%
1		ASML Holding N.V. (m)	39
3		Royal Dutch Shell plc, Class A (m)	95
2		Unilever N.V., CVA (m)	87

			221

		South Korea — 1.0%
—	(h)	Samsung Electronics Co., Ltd. (m)	51

		Sweden — 1.0%
4		Telefonaktiebolaget LM Ericsson, Class B (m)	51

		Switzerland — 4.4%
1		ACE Ltd. (m)	63
1		Cie Financiere Richemont S.A., Class A	65
1		Nestle S.A. (m)	65
—	(h)	Pentair Ltd. (m)	22

			215

		Taiwan — 0.9%
15		Hon Hai Precision Industry Co., Ltd. (m)	42

		United Kingdom — 12.1%
3		BG Group plc (m)	47
1		British American Tobacco plc (m)	72
2		Diageo plc (m)	47
2		GlaxoSmithKline plc (m)	51
7		HSBC Holdings plc (m)	80
1		InterContinental Hotels Group plc (m)	44
2		Pearson plc (m)	35
3		Prudential plc (m)	42
1		Rio Tinto plc (m)	68
1		SABMiller plc (m)	43
25		Vodafone Group plc (m)	68

			597

		United States — 46.5%
—	(h)	Adobe Systems, Inc. (a) (m)	18

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
—	(h)	Air Products & Chemicals, Inc. (m)	28
—	(h)	Allergan, Inc. (m)	46
1		Altera Corp. (m)	31
—	(h)	Amazon.com, Inc. (a) (m)	46
—	(h)	American Express Co. (m)	21
—	(h)	Anadarko Petroleum Corp. (m)	37
—	(h)	Apple, Inc. (m)	92
—	(h)	AutoZone, Inc. (a) (m)	45
5		Bank of America Corp. (m)	52
—	(h)	Biogen Idec, Inc. (a) (m)	50
1		Broadcom Corp., Class A (m)	22
1		Capital One Financial Corp. (m)	50
1		CareFusion Corp. (a) (m)	37
1		Carnival Corp. (m)	41
—	(h)	Chevron Corp. (m)	50
2		Cisco Systems, Inc. (m)	44
2		Citigroup, Inc. (m)	78
—	(h)	Coach, Inc. (m)	12
1		Cognizant Technology Solutions Corp., Class A (a) (m)	45
1		Comcast Corp., Class A (m)	49
1		Emerson Electric Co. (m)	39
1		Fluor Corp. (m)	56
—	(h)	Google, Inc., Class A (a) (m)	67
1		Home Depot, Inc. (The) (m)	68
—	(h)	Humana, Inc. (m)	24
—	(h)	IntercontinentalExchange, Inc. (a) (m)	28
1		Johnson Controls, Inc. (m)	42
1		Lam Research Corp. (a) (m)	39
1		Masco Corp. (m)	25
2		Merck & Co., Inc. (m)	72
1		MetLife, Inc. (m)	33
2		Microsoft Corp. (m)	60
2		Morgan Stanley (m)	41
1		Occidental Petroleum Corp. (m)	57
—	(h)	Onyx Pharmaceuticals, Inc. (a) (m)	25
1		PACCAR, Inc. (m)	28
1		Peabody Energy Corp. (m)	27
1		Schlumberger Ltd. (m)	68
—	(h)	Sempra Energy (m)	32
1		State Street Corp. (m)	42
1		Target Corp. (m)	48
—	(h)	Time Warner Cable, Inc. (m)	20
1		Time Warner, Inc. (m)	66
1		TJX Cos., Inc. (m)	44
1		Union Pacific Corp. (m)	70
1		United Technologies Corp. (m)	51
1		UnitedHealth Group, Inc. (m)	52
—	(h)	V.F. Corp. (m)	50
—	(h)	Vertex Pharmaceuticals, Inc. (a) (m)	17
2		Wells Fargo & Co. (m)	81
1		Williams Cos., Inc. (The) (m)	28

			2,294

		Total Common Stocks (Cost $4,083)	4,832

Preferred Stock — 1.2%
		Germany — 1.2%
—	(h)	Volkswagen AG (m) (Cost $40)	59

		Total Investments — 99.1% (Cost $4,123)	4,891
		Other Assets in Excess of Liabilities — 0.9%	46

		NET ASSETS — 100.0%	$4,937

Percentages indicated are based on net assets.

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	7.3%
Oil, Gas & Consumable Fuels	7.0
Insurance	4.5
Commercial Banks	4.3
Specialty Retail	4.0
Diversified Financial Services	4.0
Semiconductors & Semiconductor Equipment	3.7
Media	3.5
Chemicals	3.2
Food Products	3.1
Hotels, Restaurants & Leisure	3.1
Tobacco	3.0
Electrical Equipment	2.9
Textiles, Apparel & Luxury Goods	2.6
Automobiles	2.5
Beverages	2.4
Metals & Mining	2.1
Wireless Telecommunication Services	2.0
Electronic Equipment, Instruments & Components	2.0
Communications Equipment	1.9
Computers & Peripherals	1.9
Real Estate Management & Development	1.9
Biotechnology	1.9
Health Care Equipment & Supplies	1.8
Capital Markets	1.7
Software	1.6
Health Care Providers & Services	1.6
Multi-Utilities	1.5
Consumer Finance	1.5
Road & Rail	1.4
Energy Equipment & Services	1.4
Internet Software & Services	1.4
Professional Services	1.2
Construction & Engineering	1.1
Aerospace & Defense	1.0
Machinery	1.0
Multiline Retail	1.0
Others (each less than 1.0%)	6.0

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
165,272	AUD	Westpac Banking Corp.	03/04/13	$172	$172	$—	(h)
198,215	CAD	Westpac Banking Corp.	03/04/13	200	199	(1)
59,082	CHF	Westpac Banking Corp.	03/04/13	64	65	1
16,316	EUR	BNP Paribas	03/04/13	21	22	1
12,581	GBP	BNP Paribas	03/04/13	20	20	—	(h)
1,746,994	JPY	Citibank, N.A.	03/04/13	21	19	(2)
97,821	NOK	Goldman Sachs International	03/04/13	17	18	1
149,120	SEK	Goldman Sachs International	03/04/13	22	23	1
43,461	SGD	Goldman Sachs International	03/04/13	36	35	(1)
				$573	$573	$—	(h)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
127,160	EUR	Deutsche Bank AG	03/04/13	$166	$173	$(7)
151,903	GBP	Deutsche Bank AG	03/04/13	243	241	2
622,133	HKD	Deutsche Bank AG	03/04/13	80	80	—	(h)
152,022	HKD	Union Bank of Switzerland AG	03/04/13	20	20	—	(h)
4,918,110	JPY	Deutsche Bank AG	03/04/13	60	54	6
				$569	$568	$1

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than $1,000 (shares or dollars).
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,394,000 and 48.9%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$849
Aggregate gross unrealized depreciation	(81)

Net unrealized appreciation/depreciation	$768

Federal income tax cost of investments	$4,123

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$69	$—	$69
Canada	36	—	—	36
China	—	51	—	51
Denmark	—	27	—	27
Finland	—	39	—	39
France	—	216	—	216
Germany	—	173	—	173
Hong Kong	—	117	—	117
Ireland	52	100	—	152
Israel	30	—	—	30
Japan	—	451	—	451
Netherlands	—	221	—	221
South Korea	—	51	—	51
Sweden	—	51	—	51
Switzerland	85	130	—	215
Taiwan	—	42	—	42
United Kingdom	—	597	—	597
United States	2,294	—	—	2,294

Total Common Stocks	2,497	2,335	—	4,832

Preferred Stock
Germany	—	59	—	59

Total Preferred Stock	—	59	—	59

Total Investments in Securities	$2,497	$2,394	$—	$4,891

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$12	$—	$12

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11)	$—	$(11)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.1%
	Belgium — 1.9%
797	Anheuser-Busch InBev N.V. (m)	70,127

	China — 7.5%
447	Baidu, Inc., ADR (a) (m)	48,410
24,000	China Merchants Bank Co., Ltd., Class H (m)	57,531
30,500	China Minsheng Banking Corp., Ltd., Class H (m)	43,792
75,000	Industrial & Commercial Bank of China Ltd., Class H (m)	56,483
3,206	Perfect World Co., Ltd., ADR (m)	37,639
1,891	WuXi PharmaTech Cayman, Inc., ADR (a) (m)	30,596

		274,451

	Denmark — 1.0%
343	Carlsberg A/S, Class B (m)	36,690

	France — 6.2%
3,513	AXA S.A. (m)	65,043
737	Sanofi (m)	71,847
410	Schneider Electric S.A. (m)	31,192
1,111	Total S.A. (m)	60,208

		228,290

	Germany — 4.1%
937	Bayer AG (m)	92,466
1,108	Deutsche Bank AG (m)	57,305

		149,771

	Hong Kong — 1.8%
320,000	Emperor Watch & Jewellery Ltd. (m)	39,628
41,000	New World Department Store China Ltd. (m)	27,545

		67,173

	Indonesia — 0.7%
29,500	Bank Rakyat Indonesia Persero Tbk PT (m)	24,092

	Ireland — 1.5%
861	Covidien plc (m)	53,675

	Israel — 2.8%
2,683	Teva Pharmaceutical Industries Ltd., ADR (m)	101,927

	Japan — 3.7%
6,000	Anritsu Corp. (m)	77,002
1,900	Gree, Inc. (m)	28,251
1,200	Komatsu Ltd. (m)	31,915

		137,168

	Netherlands — 3.2%
2,952	Royal Dutch Shell plc, Class B (m)	107,296
1,895	TomTom N.V. (a) (m)	9,828

		117,124

	Switzerland — 10.5%
909	Cie Financiere Richemont S.A., Class A	74,668
8,848	Glencore International plc (m)	55,233
1,343	Nestle S.A. (m)	94,302
1,291	Novartis AG (m)	87,758
3,783	Xstrata plc (m)	70,847

		382,808

	United Kingdom — 11.4%
1,496	AstraZeneca plc (m)	72,286
5,968	Aviva plc (m)	34,772
19,261	Barclays plc (m)	92,473
6,461	Premier Oil plc (a) (m)	38,256
3,352	Prudential plc (m)	50,883
2,283	Unilever plc (m)	92,995
13,537	Vodafone Group plc (m)	36,945

		418,610

	United States — 35.8%
742	American Express Co. (m)	43,637
736	Anadarko Petroleum Corp. (m)	58,895
436	Apache Corp. (m)	36,519
170	Apple, Inc. (m)	77,403
869	Capital One Financial Corp. (m)	48,942
599	Chevron Corp. (m)	68,975
1,905	Citigroup, Inc. (m)	80,315
1,499	Comcast Corp., Class A (m)	57,082
512	Cummins, Inc. (m)	58,793
820	Dow Chemical Co. (The) (m)	26,404
151	Google, Inc., Class A (a) (m)	114,109
4,285	Hewlett-Packard Co. (m)	70,745
783	Humana, Inc. (m)	58,224
1,312	Merck & Co., Inc. (m)	56,744
985	MetLife, Inc. (m)	36,780
2,727	Microsoft Corp. (m)	74,911
936	Norfolk Southern Corp. (m)	64,462
568	Occidental Petroleum Corp. (m)	50,137
647	Prudential Financial, Inc. (m)	37,448
325	United Technologies Corp. (m)	28,460
684	UnitedHealth Group, Inc. (m)	37,764
793	Veeco Instruments, Inc. (a) (m)	24,940
655	Walt Disney Co. (The) (m)	35,292

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
1,886	Wells Fargo & Co. (m)	65,689

		1,312,670

	Total Common Stocks (Cost $2,911,011)	3,374,576

Preferred Stock — 3.5%
	Germany — 3.5%
525	Volkswagen AG (m) (Cost $89,977)	129,977

Short-Term Investment — 0.1%
	Investment Company — 0.1%
5,026	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $5,026)	5,026

	Total Investments — 95.7% (Cost $3,006,014)	3,509,579

	Other Assets in Excess of Liabilities — 4.3%	156,529

	NET ASSETS — 100.0%	$3,666,108

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	13.8%
Oil, Gas & Consumable Fuels	12.0
Commercial Banks	9.7
Insurance	6.4
Internet Software & Services	5.4
Food Products	5.3
Computers & Peripherals	4.2
Automobiles	3.7
Metals & Mining	3.6
Software	3.2
Beverages	3.0
Health Care Providers & Services	2.7
Consumer Finance	2.6
Media	2.6
Machinery	2.6
Diversified Financial Services	2.3
Electronic Equipment, Instruments & Components	2.2
Textiles, Apparel & Luxury Goods	2.1
Road & Rail	1.9
Capital Markets	1.6
Health Care Equipment & Supplies	1.5
Specialty Retail	1.1
Wireless Telecommunication Services	1.1
Others (each less than 1.0%)	5.2
Short-Term Investment	0.2

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $1,919,636 and 54.7%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$553,177
Aggregate gross unrealized depreciation	(49,612)

Net unrealized appreciation/depreciation	$503,565

Federal income tax cost of investments	$3,006,014

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$70,127	$—	$70,127
China	116,645	157,806	—	274,451
Denmark	—	36,690	—	36,690
France	—	228,290	—	228,290
Germany	—	149,771	—	149,771
Hong Kong	—	67,173	—	67,173
Indonesia	—	24,092	—	24,092
Ireland	53,675	—	—	53,675
Israel	101,927	—	—	101,927
Japan	—	137,168	—	137,168
Netherlands	—	117,124	—	117,124
Switzerland	—	382,808	—	382,808
United Kingdom	—	418,610	—	418,610
United States	1,312,670	—	—	1,312,670

Total Common Stocks	1,584,917	1,789,659	—	3,374,576

Preferred Stock
Germany	—	129,977	—	129,977
Short-Term Investment
Investment Company	5,026	—	—	5,026

Total Investments in Securities	$1,589,943	$1,919,636	$—	$3,509,579

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 88.9%
	Consumer Discretionary — 17.9%
	Hotels, Restaurants & Leisure — 4.9%
1,730	Las Vegas Sands Corp.	95,582
2,040	Starbucks Corp.	114,485

		210,067

	Internet & Catalog Retail — 7.7%
510	Amazon.com, Inc. (a)	135,405
280	priceline.com, Inc. (a)	191,932

		327,337

	Specialty Retail — 2.7%
1,700	Home Depot, Inc. (The)	113,764

	Textiles, Apparel & Luxury Goods — 2.6%
2,010	Michael Kors Holdings Ltd., (Hong Kong) (a)	112,821

	Total Consumer Discretionary	763,989

	Consumer Staples — 2.4%
	Food & Staples Retailing — 2.4%
1,090	Whole Foods Market, Inc.	104,913

	Energy — 4.4%
	Energy Equipment & Services — 4.4%
2,990	Cameron International Corp. (a)	189,297

	Financials — 3.7%
	Consumer Finance — 3.7%
2,840	Capital One Financial Corp.	159,949

	Health Care — 18.1%
	Biotechnology — 11.8%
1,530	Biogen Idec, Inc. (a)	238,803
3,500	Gilead Sciences, Inc. (a)	138,075
730	Regeneron Pharmaceuticals, Inc. (a)	126,976

		503,854

	Health Care Providers & Services — 0.9%
725	Express Scripts Holding Co. (a)	38,729

	Pharmaceuticals — 5.4%
1,860	Allergan, Inc.	195,319
200	Novo Nordisk A/S, (Denmark), ADR	36,870

		232,189

	Total Health Care	774,772

	Industrials — 8.2%
	Aerospace & Defense — 2.2%
710	TransDigm Group, Inc.	96,162

	Road & Rail — 6.0%
2,740	Kansas City Southern	255,122

	Total Industrials	351,284

	Information Technology — 30.3%
	Computers & Peripherals — 6.8%
340	Apple, Inc.	154,805
5,570	EMC Corp. (a)	137,078

		291,883

	Internet Software & Services — 4.1%
235	Google, Inc., Class A (a)	177,587

	IT Services — 10.7%
830	Alliance Data Systems Corp. (a)	130,808
375	MasterCard, Inc., Class A	194,400
1,980	Teradata Corp. (a)	131,987

		457,195

	Semiconductors & Semiconductor Equipment — 4.2%
4,360	ARM Holdings plc, (United Kingdom), ADR	179,021

	Software — 4.5%
910	Citrix Systems, Inc. (a)	66,576
650	Salesforce.com, Inc. (a)	111,884
170	VMware, Inc., Class A (a)	13,002

		191,462

	Total Information Technology	1,297,148

	Materials — 3.9%
	Chemicals — 3.9%
1,630	Monsanto Co.	165,200

	Total Common Stocks (Cost $2,892,248)	3,806,552

Short-Term Investment — 7.7%
	Investment Company — 7.7%
327,993	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $327,993)	327,993

	Total Investments — 96.6% (Cost $3,220,241)	4,134,545
	Other Assets in Excess of Liabilities — 3.4%	144,713

	NET ASSETS — 100.0%	$4,279,258

Percentages indicated are based on net assets.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

SHORT POSITIONS

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(33)	E-mini S&P 500	03/15/13	$(2,463,945)	$(85,784)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$922,576
Aggregate gross unrealized depreciation	(8,272)

Net unrealized appreciation/depreciation	$914,304

Federal income tax cost of investments	$3,220,241

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,134,545	$—	$—	$4,134,545
Depreciation in Other Financial Instruments
Futures Contracts	$(85,784)	$—	$—	$(85,784)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.1%
Consumer Discretionary — 11.1%
		Auto Components — 1.4%
16		Balkrishna Industries Ltd.	84
—	(h)	Bosch Ltd.	85
31		Exide Industries Ltd.	72

			241

		Automobiles — 8.5%
37		Mahindra & Mahindra Ltd.	618
7		Maruti Suzuki India Ltd.	200
108		Tata Motors Ltd.	599

			1,417

		Media — 1.2%
23		DB Corp., Ltd.	108
73		Navneet Publications India Ltd.	88

			196

		Total Consumer Discretionary	1,854

Consumer Staples — 8.1%
		Food Products — 0.9%
179		Balrampur Chini Mills Ltd. (a)	154

		Tobacco — 7.2%
208		ITC Ltd.	1,204

		Total Consumer Staples	1,358

Energy — 8.8%
		Oil, Gas & Consumable Fuels — 8.8%
23		Bharat Petroleum Corp., Ltd.	175
16		Great Eastern Shipping Co., Ltd. (The)	73
74		Reliance Industries Ltd.	1,231

		Total Energy	1,479

Financials — 33.3%
		Commercial Banks — 13.0%
123		HDFC Bank Ltd.	1,487
66		IndusInd Bank Ltd.	538
14		ING Vysya Bank Ltd.	152

			2,177

		Consumer Finance — 1.8%
16		Mahindra & Mahindra Financial Services Ltd.	310

		Diversified Financial Services — 7.0%
212		IDFC Ltd.	675
39		Kotak Mahindra Bank Ltd.	501

			1,176

		Real Estate Management & Development — 1.7%
12		Godrej Properties Ltd.	138
27		Oberoi Realty Ltd.	149

			287

		Thrifts & Mortgage Finance — 9.8%
46		Gruh Finance Ltd.	193
98		Housing Development Finance Corp.	1,453

			1,646

		Total Financials	5,596

Health Care — 6.4%
		Life Sciences Tools & Services — 1.4%
11		Divi’s Laboratories Ltd.	227

		Pharmaceuticals — 5.0%
8		Dr Reddy’s Laboratories Ltd.	304
10		Lupin Ltd.	116
31		Sun Pharmaceutical Industries Ltd.	424

			844

		Total Health Care	1,071

Industrials — 3.5%
		Air Freight & Logistics — 0.4%
44		Transport Corp of India Ltd.	60

		Electrical Equipment — 1.7%
68		Bharat Heavy Electricals Ltd.	289

		Machinery — 0.6%
11		Cummins India Ltd.	103

		Transportation Infrastructure — 0.8%
157		Gujarat Pipavav Port Ltd. (a)	130

		Total Industrials	582

Information Technology — 13.1%
		IT Services — 13.1%
23		Infosys Ltd.	1,183
4		Infosys Ltd., ADR	204
22		Tata Consultancy Services Ltd.	568
31		Wipro Ltd.	243

		Total Information Technology	2,198

Materials — 12.4%
		Chemicals — 1.5%
43		Godrej Industries Ltd.	247

		Construction Materials — 10.0%
21		ACC Ltd.	517
140		Ambuja Cements Ltd.	538
3		Grasim Industries Ltd.	176
129		HeidelbergCement India Ltd. (a)	118
37		JK Lakshmi Cement Ltd.	102
1		Shree Cement Ltd.	77
4		Ultratech Cement Ltd.	156

			1,684

		Metals & Mining — 0.9%
67		Hindalco Industries Ltd.	146

		Total Materials	2,077

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Telecommunication Services — 1.8%
	Wireless Telecommunication Services — 1.8%
48	Bharti Airtel Ltd.	306

	Utilities — 1.6%
	Independent Power Producers & Energy Traders — 1.6%
88	NTPC Ltd.	261

	Total Investments — 100.1% (Cost $15,104)	16,782
	Liabilities in Excess of Other Assets — (0.1)%	(22)

	NET ASSETS — 100.0%	$16,760

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $16,578,000 and 98.8%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,340
Aggregate gross unrealized depreciation	(662)

Net unrealized appreciation/depreciation	$1,678

Federal income tax cost of investments	$15,104

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$204	$16,578	$—	$16,782

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of certain ADRs, the report values of which are evaluated prices. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — 2.1%
		Australia — 0.3%
GBP	2,500	Suncorp Group Ltd., 4.000%, 01/16/14 (m)	4,090

		Denmark — 0.9%
EUR	7,700	FIH Erhvervsbank A/S, 2.125%, 03/21/13 (m)	10,480

		Netherlands — 0.9%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17 (m)	24
EUR	5,700	Fortis Bank Nederland N.V., 3.375%, 05/19/14 (m)	8,037
EUR	2,351	LeasePlan Corp N.V., 3.250%, 05/22/14 (m)	3,308

			11,369

		United Kingdom — 0.0% (g)
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	79
EUR	50	Lloyds TSB Bank plc, 6.250%, 04/15/14 (m)	72

			151

		United States — 0.0% (g)
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	75
EUR	30	Bank of America Corp., 4.625%, 02/18/14 (m)	42
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	82
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	14
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	36
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	77

			326

		Total Corporate Bonds (Cost 25,848)	26,416

Foreign Government Securities — 69.1%
		Australia — 0.0% (g)
AUD	258	New South Wales Treasury Corp., 5.500%, 03/01/17 (m)	291

		Austria — 0.0% (g)
EUR	35	Republic of Austria, 4.350%, 03/15/19 (e) (m)	56

		Brazil — 3.6%
BRL	85,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17 (m)	44,690

		Canada — 15.7%
		Government of Canada,
CAD	93,000	1.750%, 03/01/13 (m)	93,299
CAD	99,000	3.500%, 06/01/13 (m)	100,049
CAD	15	3.750%, 06/01/19 (m)	17
CAD	70	4.000%, 06/01/16 (m)	76

			193,441

		Finland — 1.0%
GBP	7,350	Kingdom of Finland, 0.574%, 02/25/16 (m)	11,668

		France — 13.2%
EUR	50	Caisse d’Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	72
		French Treasury Note BTAN,
EUR	24,200	2.000%, 09/25/13 (m)	33,241
EUR	42,500	2.500%, 01/12/14 (m)	58,926
EUR	49,770	3.000%, 07/12/14 (m)	70,153

			162,392

		Germany — 4.9%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	94
EUR	50	4.250%, 07/04/18 (m)	80
EUR	11,000	Bundesschatzanweisungen, 1.750%, 06/14/13 (m)	15,025
		Kreditanstalt fuer Wiederaufbau,
JPY	1,500,000	0.300%, 03/20/13 (m)	16,408
EUR	25	3.875%, 01/21/19 (m)	39
EUR	30	4.125%, 07/04/17 (m)	46
SEK	92,000	4.750%, 08/12/17 (m)	16,156
JPY	1,174,000	Landwirtschaftliche Rentenbank, 1.375%, 04/25/13 (m)	12,872

			60,720

		Indonesia — 1.5%
IDR	160,160,000	Republic of Indonesia, 9.500%, 06/15/15 (m)	18,192

		Malaysia — 2.0%
		Malaysia Government Bond,
MYR	33,900	3.741%, 02/27/15 (m)	11,044
MYR	40,400	4.160%, 07/15/21 (m)	13,585

			24,629

		Mexico — 12.3%
		United Mexican States,
MXN	621,100	8.000%, 12/19/13 (m)	50,346
MXN	590,500	8.000%, 12/17/15 (m)	50,746

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Mexico –– Continued
MXN	585,000	9.500%, 12/18/14 (m)	50,169

			151,261

		Netherlands — 2.8%
		Bank Nederlandse Gemeenten,
JPY	1,600,000	1.850%, 11/07/16 (m)	18,629
AUD	5,750	5.625%, 02/16/17 (m)	6,294
AUD	6,550	6.250%, 11/12/13 (m)	6,965
AUD	2,313	6.250%, 01/20/14 (m)	2,469
EUR	65	Kingdom of Netherlands, 4.250%, 07/15/13 (e) (m)	90

			34,447

		Norway — 0.4%
AUD	4,650	Kommunalbanken A.S., 6.000%, 03/16/15 (m)	5,088

		Philippines — 1.6%
PHP	683,000	Philippine Government Bond, 6.500%, 04/28/21 (m)	19,950

		South Korea — 0.7%
KRW	8,500,000	Republic of Korea, 3.500%, 06/10/14 (m)	7,882

		Thailand — 1.4%
THB	499,000	Kingdom of Thailand, 3.650%, 12/17/21 (m)	16,753

		United Kingdom — 8.0%
		United Kingdom Treasury Gilt,
GBP	30,674	2.250%, 03/07/14 (m)	49,641
GBP	30,780	4.500%, 03/07/13 (m)	49,005

			98,646

		Total Foreign Government Securities (Cost 850,524)	850,106

Supranational — 12.5%
		European Financial Stability Facility,
EUR	14,800	0.400%, 03/12/13 (m)	20,099
EUR	14,700	1.000%, 03/12/14 (m)	20,113
		European Investment Bank,
JPY	2,592,000	1.400%, 06/20/17 (m)	29,665
EUR	100	4.250%, 10/15/14 (m)	145
SEK	184,100	4.500%, 05/05/14 (m)	30,099
EUR	15,500	European Union, 3.125%, 01/27/15 (m)	22,164
		International Bank for Reconstruction & Development,
GBP	11,800	1.250%, 12/10/13 (m)	18,827
AUD	5,282	5.130%, 07/14/15 (m)	5,685
GBP	4,300	Nordic Investment Bank, 1.625%, 12/10/13 (m)	6,883

		Total Supranational (Cost 154,293)	153,680

SHARES
Short-Term Investment — 15.1%
		Investment Company — 15.1%
186,319		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost 186,319)	186,319

		Total Investments — 98.8% (Cost 1,216,984)	1,216,521
		Other Assets in Excess of Liabilities — 1.2%	14,635

		NET ASSETS — 100.0%	1,231,156

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
40,529,120	ARS	Goldman Sachs International†	02/27/13	8,002	8,025	23
19,045,013	CHF	Goldman Sachs International	02/27/13	20,395	20,932	537
7,980,065,104	CLP	Citibank, N.A. †	02/27/13	16,867	16,875	8
1,527,582,942	CNY	Deutsche Bank AG†	02/27/13	243,537	245,368	1,831
83,057,027	CNY	Goldman Sachs International†	02/27/13	13,216	13,341	125
14,502,345,699	COP	Union Bank of Switzerland AG†	02/27/13	8,172	8,154	(18)
10,806,977	EUR	Morgan Stanley	02/27/13	14,534	14,676	142
1,062,709	EUR	Royal Bank of Canada	02/27/13	1,421	1,443	22
3,170,067	GBP	Morgan Stanley	02/27/13	4,989	5,027	38
120,724,121	HKD	BNP Paribas	02/27/13	15,575	15,568	(7)
132,527,647,865	IDR	State Street Bank & Trust†	02/27/13	13,391	13,575	184
51,559,279	ILS	Barclays Bank plc	02/27/13	13,834	13,888	54
1,340,953,946	INR	Deutsche Bank AG†	02/27/13	24,772	25,101	329
265,367,515	JPY	Barclays Bank plc	02/27/13	2,956	2,902	(54)
331,502,651	JPY	Morgan Stanley	02/27/13	3,656	3,626	(30)
43,295,375,092	KRW	Citibank, N.A. †	02/27/13	40,856	39,706	(1,150)
6,286,509,085	KRW	Credit Suisse International†	02/27/13	5,807	5,765	(42)
26,324,513	MXN	Barclays Bank plc	02/27/13	2,084	2,066	(18)
20,497,788	MYR	HSBC Bank, N.A. †	02/27/13	6,704	6,587	(117)
263,885,103	PHP	BNP Paribas†	02/27/13	6,482	6,486	4
815,884,303	RUB	Deutsche Bank AG†	02/27/13	26,840	27,091	251
45,706,936	SAR	Deutsche Bank AG	02/27/13	12,188	12,187	(1)
13,573,201	SEK	Morgan Stanley	02/27/13	2,099	2,134	35
29,674,123	SGD	Barclays Bank plc	02/27/13	24,180	23,975	(205)
38,330,038	THB	Barclays Bank plc	02/27/13	1,287	1,284	(3)
906,635,046	TWD	Credit Suisse International†	02/27/13	31,377	30,710	(667)
				565,221	566,492	1,271

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
21,692,671	AUD	Goldman Sachs International	02/27/13	22,712	22,584	128
45,736,249	BRL	Goldman Sachs International†	02/27/13	22,306	22,913	(607)
25,018,292	CAD	Goldman Sachs International	02/27/13	25,244	25,072	172
10,463,741	CAD	Societe Generale	02/27/13	10,416	10,486	(70)
5,774,265	CHF	Royal Bank of Canada	02/27/13	6,250	6,347	(97)
11,412,106	CNY	Goldman Sachs International†	02/27/13	1,817	1,833	(16)
62,354,037	EUR	BNP Paribas	02/27/13	83,355	84,675	(1,320)
73,858,087	GBP	BNP Paribas	02/27/13	117,737	117,124	613
177,555,212,086	IDR	State Street Bank & Trust†	02/27/13	18,052	18,187	(135)
968,962,531	JPY	Societe Generale	02/27/13	10,661	10,597	64
20,804,351	MYR	HSBC Bank, N.A. †	02/27/13	6,889	6,686	203
550,997,468	PHP	HSBC Bank, N.A. †	02/27/13	13,578	13,543	35

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
248,208,034	SEK	Barclays Bank plc	02/27/13	38,250	39,021	(771)
44,286,335	SEK	Royal Bank of Canada	02/27/13	6,863	6,963	(100)
				384,130	386,031	(1,901)

†	Non-deliverable forward.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	18,496
Aggregate gross unrealized depreciation	(18,959)

Net unrealized appreciation/depreciation	(463)

Federal income tax cost of investments	1,216,984

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$186,319	$1,030,202	$—	$1,216,521
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,798	$—	$4,798

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,428)	$—	$(5,428)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.5%
	Australia — 2.3%
582	BHP Billiton Ltd. (m)	22,877
90	Rio Tinto Ltd. (m)	6,276

		29,153

	Belgium — 1.5%
212	Anheuser-Busch InBev N.V. (m)	18,689

	Brazil — 0.6%
452	Petroleo Brasileiro S.A., ADR (m)	8,257

	China — 4.2%
14,283	China Construction Bank Corp., Class H (m)	12,321
4,262	CNOOC Ltd. (m)	8,771
20,506	Industrial & Commercial Bank of China Ltd., Class H (m)	15,443
1,076	Ping An Insurance Group Co. of China Ltd., Class H (m)	9,654
1,631	Sands China Ltd. (m)	8,230

		54,419

	France — 13.0%
358	Accor S.A. (m)	13,961
721	AXA S.A. (m)	13,346
197	BNP Paribas S.A. (m)	12,387
119	Imerys S.A. (m)	7,858
193	Lafarge S.A. (m)	11,776
86	LVMH Moet Hennessy Louis Vuitton S.A. (m)	16,215
108	Pernod-Ricard S.A. (m)	13,542
74	PPR (m)	15,894
186	Sanofi (m)	18,169
138	Schneider Electric S.A. (m)	10,514
121	Technip S.A. (m)	13,082
400	Total S.A. (m)	21,677

		168,421

	Germany — 7.4%
109	Allianz SE (m)	15,558
187	Bayer AG (m)	18,411
136	Fresenius Medical Care AG & Co. KGaA (m)	9,621
63	Linde AG (m)	11,465
263	SAP AG (m)	21,597
143	Siemens AG (m)	15,718
105	Symrise AG (m)	3,706

		96,076

	Hong Kong — 2.7%
2,728	Belle International Holdings Ltd. (m)	6,067
983	Cheung Kong Holdings Ltd. (m)	16,122
3,514	Hang Lung Properties Ltd. (m)	13,270

		35,459

	Indonesia — 0.5%
8,558	Astra International Tbk PT (m)	6,461

	Israel — 0.9%
316	Teva Pharmaceutical Industries Ltd., ADR (m)	12,015

	Japan — 15.3%
164	Astellas Pharma, Inc. (m)	8,359
315	Canon, Inc. (m)	11,462
214	Daikin Industries Ltd. (m)	8,165
92	East Japan Railway Co. (m)	6,190
66	FANUC Corp. (m)	10,362
462	Honda Motor Co., Ltd. (m)	17,448
455	Japan Tobacco, Inc. (m)	14,209
531	Komatsu Ltd. (m)	14,112
1,052	Kubota Corp. (m)	12,016
284	Makita Corp. (m)	13,836
585	Mitsubishi Corp. (m)	12,348
98	Murata Manufacturing Co., Ltd. (m)	6,068
95	Nidec Corp. (m)	5,419
100	Omron Corp. (m)	2,381
196	Shin-Etsu Chemical Co., Ltd. (m)	12,013
66	SMC Corp. (m)	11,372
645	Sumitomo Corp. (m)	8,338
398	Toyota Motor Corp. (m)	19,015
13	Yahoo! Japan Corp. (m)	4,919

		198,032

	Mexico — 0.5%
266	America Movil S.A.B. de C.V., Series L, , ADR (m)	6,681

	Netherlands — 4.9%
153	Akzo Nobel N.V. (m)	10,451
1,402	ING Groep N.V., CVA (a) (m)	14,179
1,091	Royal Dutch Shell plc, Class A (m)	38,572

		63,202

	South Korea — 1.4%
21	Hyundai Mobis (a) (m)	5,578
18	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	12,101

		17,679

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Spain — 0.9%
1,211	Banco Bilbao Vizcaya Argentaria S.A. (m)	12,036

	Sweden — 1.0%
459	Atlas Copco AB, Class A (m)	13,080

	Switzerland — 12.9%
527	ABB Ltd. (a) (m)	11,303
160	Cie Financiere Richemont S.A., Class A	13,119
488	Credit Suisse Group AG (a) (m)	14,422
133	Holcim Ltd. (a) (m)	10,332
438	Nestle S.A. (m)	30,758
370	Novartis AG (m)	25,171
117	Roche Holding AG (m)	25,936
3	SGS S.A. (m)	6,556
674	Xstrata plc (m)	12,615
60	Zurich Insurance Group AG (a) (m)	17,183

		167,395

	Taiwan — 0.8%
555	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	9,845

	United Kingdom — 23.7%
3,065	Barclays plc (m)	14,714
1,410	BG Group plc (m)	25,033
394	BHP Billiton plc (m)	13,494
318	British American Tobacco plc (m)	16,516
585	Burberry Group plc (m)	12,557
2,043	Centrica plc (m)	11,342
503	GlaxoSmithKline plc (m)	11,501
2,593	HSBC Holdings plc (m)	29,360
842	ICAP plc (m)	4,355
381	Imperial Tobacco Group plc (m)	14,156
1,284	Marks & Spencer Group plc (m)	7,722
1,176	Meggitt plc (m)	8,107
1,233	Prudential plc (m)	18,720
266	Rio Tinto plc (m)	15,034
1,053	Standard Chartered plc (m)	28,010
2,174	Tesco plc (m)	12,285
419	Tullow Oil plc (m)	7,547
412	Unilever plc (m)	16,792
8,543	Vodafone Group plc (m)	23,314
983	WPP plc (m)	15,433

		305,992

	Total Common Stocks (Cost $944,316)	1,222,892

Preferred Stocks — 2.4%
	Germany — 2.4%
126	Henkel AG & Co. KGaA (m)	11,090
78	Volkswagen AG (m)	19,322

	Total Preferred Stocks (Cost $18,529)	30,412

Short-Term Investment — 3.3%
	Investment Company — 3.3%
42,879	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $42,879)	42,879

	Total Investments — 100.2% (Cost $1,005,724)	1,296,183
	Liabilities in Excess of Other Assets — (0.2)%	(2,017)

	NET ASSETS — 100.0%	$1,294,166

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	9.6%
Pharmaceuticals	9.2
Oil, Gas & Consumable Fuels	8.5
Machinery	5.8
Insurance	5.7
Metals & Mining	5.4
Automobiles	4.8
Food Products	3.7
Tobacco	3.5
Textiles, Apparel & Luxury Goods	3.2
Chemicals	2.9
Beverages	2.5
Wireless Telecommunication Services	2.3
Construction Materials	2.3
Real Estate Management & Development	2.3
Electrical Equipment	2.1
Multiline Retail	1.8
Hotels, Restaurants & Leisure	1.7
Semiconductors & Semiconductor Equipment	1.7
Software	1.7
Trading Companies & Distributors	1.6
Capital Markets	1.4
Industrial Conglomerates	1.2
Media	1.2
Diversified Financial Services	1.1
Energy Equipment & Services	1.0
Others (each less than 1.0%)	8.5
Short-Term Investment	3.3

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,204,404,000 and 92.9%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,131
Aggregate gross unrealized depreciation	(12,672)

Net unrealized appreciation/depreciation	$290,459

Federal income tax cost of investments	$1,005,724

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$79,677	$1,216,506	$—	$1,296,183

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and certain ADRs, the report values of which are evaluated prices. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.1%
	Australia — 2.3%
497	Australia & New Zealand Banking Group Ltd. (m)	13,791
1,720	Goodman Group (m)	8,069

		21,860

	Belgium — 1.5%
92	Solvay S.A. (m)	14,437

	Canada — 1.1%
530	First Quantum Minerals Ltd. (m)	10,688

	China — 1.7%
1,937	China Shenhua Energy Co., Ltd., Class H (m)	8,330
1,666	Sands China Ltd. (m)	8,407

		16,737

	Denmark — 0.5%
47	Carlsberg A/S, Class B (m)	5,078

	Finland — 1.0%
265	Ruukki Group OYJ (a) (m)	162
675	Stora Enso OYJ, Class R (m)	4,816
420	UPM-Kymmene OYJ (m)	5,141

		10,119

	France — 7.9%
187	BNP Paribas S.A. (m)	11,707
193	Cie de St-Gobain (m)	7,947
295	GDF Suez (m)	6,044
136	Sanofi (m)	13,300
215	Schneider Electric S.A. (m)	16,387
174	Sodexo (m)	15,531
399	Suez Environnement Co. (m)	5,271

		76,187

	Germany — 8.4%
95	Allianz SE (m)	13,657
156	BASF SE (m)	15,750
178	Bayer AG (m)	17,567
82	Continental AG (m)	9,634
206	Deutsche Boerse AG (m)	13,533
127	SAP AG (m)	10,408

		80,549

	Hong Kong — 3.8%
4,380	Belle International Holdings Ltd. (m)	9,742
3,146	China Overseas Land & Investment Ltd. (m)	9,757
1,078	Hutchison Whampoa Ltd. (m)	12,049
529	Wharf Holdings Ltd. (m)	4,673

		36,221

	Indonesia — 0.5%
10,574	Perusahaan Gas Negara Persero Tbk PT (m)	5,076

	Ireland — 2.3%
676	Experian plc (m)	11,573
313	Shire plc (m)	10,455

		22,028

	Japan — 17.2%
297	Canon, Inc. (m)	10,819
5	Dai-ichi Life Insurance Co., Ltd. (The) (m)	7,170
2,564	Hitachi Ltd. (m)	15,215
384	Honda Motor Co., Ltd. (m)	14,522
153	Japan Airlines Co., Ltd. (a) (m)	6,311
511	Japan Tobacco, Inc. (m)	15,928
294	Komatsu Ltd. (m)	7,806
1,111	Marubeni Corp. (m)	8,161
1,088	Mitsubishi Electric Corp. (m)	9,017
485	Mitsubishi Estate Co., Ltd. (m)	11,747
2,684	Mitsubishi UFJ Financial Group, Inc. (m)	15,264
1,316	Nissan Motor Co., Ltd. (m)	13,471
47	Nitori Holdings Co., Ltd. (m)	3,591
251	Seven & I Holdings Co., Ltd. (m)	7,613
355	Sumitomo Mitsui Financial Group, Inc. (m)	14,242
283	Yamato Holdings Co., Ltd. (m)	4,756

		165,633

	Netherlands — 6.8%
178	ASML Holding N.V. (m)	13,384
824	Royal Dutch Shell plc, Class A (m)	29,126
573	Unilever N.V., CVA (m)	23,212

		65,722

	New Zealand — 0.5%
2,203	Telecom Corp. of New Zealand Ltd. (m)	4,487

	South Korea — 1.9%
24	LG Chem Ltd. (m)	6,714
9	Samsung Electronics Co., Ltd. (m)	11,479

		18,193

	Spain — 0.6%
256	Repsol S.A. (m)	5,717

	Sweden — 3.7%
393	Electrolux AB, Series B (m)	10,389

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Sweden — Continued
518	Swedbank AB, Class A (m)	12,241
1,119	Telefonaktiebolaget LM Ericsson, Class B (m)	13,012

		35,642

	Switzerland — 8.6%
181	Cie Financiere Richemont S.A., Class A	14,832
223	Credit Suisse Group AG (a) (m)	6,579
76	Holcim Ltd. (a) (m)	5,911
230	Nestle S.A. (m)	16,119
88	Novartis AG (m)	6,011
74	Roche Holding AG (m)	16,425
145	Swiss Re AG (a) (m)	10,809
352	UBS AG (a) (m)	6,112

		82,798

	Taiwan — 1.2%
1,945	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (m)	11,144

	United Kingdom — 23.6%
840	BG Group plc (m)	14,910
368	British American Tobacco plc (m)	19,117
2,039	BT Group plc (m)	8,044
1,617	Centrica plc (m)	8,977
759	GlaxoSmithKline plc (m)	17,365
2,643	HSBC Holdings plc (m)	30,058
578	InterContinental Hotels Group plc (m)	16,956
1,898	Kingfisher plc (m)	8,111
554	Pearson plc (m)	10,490
245	Petrofac Ltd. (m)	6,358
896	Prudential plc (m)	13,602
342	Rio Tinto plc (m)	19,299
956	Royal Bank of Scotland Group plc (a) (m)	5,200
262	SABMiller plc (m)	13,094
213	Standard Chartered plc (m)	5,674
531	Tullow Oil plc (m)	9,579
7,443	Vodafone Group plc (m)	20,313

		227,147

	Total Common Stocks (Cost $792,989)	915,463

Preferred Stocks — 2.1%
	Germany — 2.1%
94	Henkel AG & Co. KGaA (m)	8,315
50	Volkswagen AG (m)	12,315

	Total Preferred Stocks (Cost $11,977)	20,630

Short-Term Investment — 3.9%
	Investment Company — 3.9%
37,267	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $37,267)	37,267

	Total Investments — 101.1% (Cost $842,233)	973,360
	Liabilities in Excess of Other Assets — (1.1)%	(10,638)

	NET ASSETS — 100.0%	$962,722

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	11.1%
Pharmaceuticals	8 .3
Oil, Gas & Consumable Fuels	7 .0
Insurance	4 .6
Hotels, Restaurants & Leisure	4 .2
Automobiles	4 .1
Food Products	4 .0
Chemicals	3 .8
Tobacco	3 .6
Metals & Mining	3 .1
Electronic Equipment, Instruments & Components	2 .7
Real Estate Management & Development	2 .7
Electrical Equipment	2 .6
Semiconductors & Semiconductor Equipment	2 .6
Specialty Retail	2 .2
Wireless Telecommunication Services	2 .1
Multi-Utilities	2 .1
Beverages	1 .9
Textiles, Apparel & Luxury Goods	1 .5
Diversified Financial Services	1 .4
Communications Equipment	1 .3
Capital Markets	1 .3
Diversified Telecommunication Services	1 .3
Industrial Conglomerates	1 .2
Professional Services	1 .2
Office Electronics	1 .1
Media	1 .1
Software	1 .1
Household Durables	1 .1
Paper & Forest Products	1 .0
Auto Components	1 .0
Others (each less than 1.0%)	7 .9
Short-Term Investment	3 .8

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,055,348	GBP
1,309,313	for EUR	Societe Generale	02/07/13	$1,778	#	$1,674	#	$(104)
1,158,496	GBP
12,432,764	for SEK	Credit Suisse International	02/07/13	1,955	#	1,837	#	(118)
1,866,862	AUD
1,226,975	for GBP	Credit Suisse International	02/07/13	1,946	#	1,946	#	— (h)
2,755,105	AUD
1,784,487	for GBP	Union Bank of Switzerland AG	02/07/13	2,830	#	2,872	#	42
3,191,860	AUD
280,688,977	for JPY	Credit Suisse International	02/07/13	3,070	#	3,328	#	258
2,234,259	EUR
22,396,281	for HKD	Royal Bank of Canada	02/07/13	2,888	#	3,034	#	146
134,212,253	JPY
11,258,756	for SEK	Credit Suisse International	02/07/13	1,771	#	1,468	#	(303)
55,493,643	AUD	Westpac Banking Corp.	02/07/13	57,212		57,855		643
13,461,832	CHF	Credit Suisse International	02/07/13	14,391		14,793		402
59,066,293	DKK	Credit Suisse International	02/07/13	10,227		10,750		523
2,255,238	EUR	Barclays Bank plc	02/07/13	2,932		3,062		130
2,764,042	EUR	BNP Paribas	02/07/13	3,621		3,753		132
9,069,826	EUR	Citibank, N.A.	02/07/13	11,959		12,315		356
4,819,234	EUR	Credit Suisse International	02/07/13	6,391		6,544		153
1,916,079	EUR	Goldman Sachs International	02/07/13	2,507		2,602		95
2,703,441	EUR	HSBC Bank, N.A.	02/07/13	3,453		3,671		218
2,751,988	EUR	Morgan Stanley	02/07/13	3,577		3,737		160
3,274,711	EUR	State Street Corp.	02/07/13	4,239		4,446		207
1,371,172	EUR	Westpac Banking Corp.	02/07/13	1,748		1,862		114
3,323,271	EUR	Goldman Sachs International	05/07/13	4,466		4,514		48
1,688,354	GBP	BNP Paribas	02/07/13	2,713		2,678		(35)
4,328,698	GBP	Citibank, N.A.	02/07/13	6,980		6,865		(115)
1,040,440	GBP	Credit Suisse International	02/07/13	1,651		1,650		(1)
735,873	GBP	Goldman Sachs International	02/07/13	1,186		1,167		(19)
2,568,994	GBP	Morgan Stanley	02/07/13	4,122		4,074		(48)
713,982	GBP	State Street Corp.	02/07/13	1,146		1,132		(14)
1,035,738	GBP	Union Bank of Switzerland AG	02/07/13	1,661		1,643		(18)
1,819,575	GBP	Westpac Banking Corp.	02/07/13	2,862		2,886		24
5,342,919	GBP	State Street Corp.	05/07/13	8,391		8,470		79
17,562,999	HKD	BNP Paribas	02/07/13	2,266		2,265		(1)
23,855,521	HKD	Union Bank of Switzerland AG	02/07/13	3,077		3,076		(1)
20,816,223	HKD	Barclays Bank plc	05/07/13	2,686		2,685		(1)
237,605,815	JPY	BNP Paribas	02/07/13	2,715		2,598		(117)
606,114,661	JPY	Citibank, N.A.	02/07/13	6,759		6,628		(131)
953,668,355	JPY	Credit Suisse International	02/07/13	11,159		10,429		(730)
210,187,114	JPY	Royal Bank of Scotland	02/07/13	2,555		2,299		(256)
480,737,805	JPY	Societe Generale	02/07/13	5,993		5,257		(736)
163,690,903	JPY	Union Bank of Switzerland AG	02/07/13	1,841		1,790		(51)
450,650,239	JPY	State Street Corp.	05/07/13	4,974		4,932		(42)
39,518,053	NOK	Union Bank of Switzerland AG	02/07/13	6,900		7,233		333
33,354,267	SEK	Australia and New Zealand Banking Group Limited	02/07/13	4,972		5,246		274
18,563,863	SGD	Australia and New Zealand Banking Group Limited	02/07/13	15,192		14,999		(193)
				$244,762		$246,065		$1,303

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,074,918	AUD	Goldman Sachs International	02/07/13	$4,173	$4,248	$(75)
9,934,908	CAD	Credit Suisse International	02/07/13	9,934	9,960	(26)
1,481,400	CHF	Credit Suisse International	02/07/13	1,583	1,628	(45)
2,488,644	CHF	TD Bank Financial Group	02/07/13	2,713	2,735	(22)
6,055,637	CHF	State Street Corp.	05/07/13	6,553	6,661	(108)
6,356,273	EUR	Australia and New Zealand Banking Group Limited	02/07/13	8,342	8,631	(289)
1,292,412	EUR	Barclays Bank plc	02/07/13	1,689	1,754	(65)
4,663,527	EUR	Credit Suisse International	02/07/13	6,054	6,333	(279)
8,122,074	EUR	Goldman Sachs International	02/07/13	10,430	11,028	(598)
1,350,999	EUR	State Street Corp.	02/07/13	1,762	1,834	(72)
7,046,569	EUR	TD Bank Financial Group	02/07/13	9,350	9,568	(218)
2,951,710	EUR	Credit Suisse International	05/07/13	3,981	4,010	(29)
4,658,576	EUR	Goldman Sachs International	05/07/13	6,270	6,329	(59)
2,143,208	EUR	Westpac Banking Corp.	05/07/13	2,906	2,911	(5)
5,722,579	GBP	Goldman Sachs International	02/07/13	9,080	9,076	4
32,670,784	GBP	HSBC Bank, N.A.	02/07/13	52,552	51,815	737
5,766,030	GBP	TD Bank Financial Group	02/07/13	9,306	9,145	161
1,713,156	GBP	Barclays Bank plc	05/07/13	2,703	2,716	(13)
161,639,732	HKD	HSBC Bank, N.A.	02/07/13	20,860	20,843	17
17,170,286	HKD	TD Bank Financial Group	02/07/13	2,215	2,214	1
14,961,794	HKD	Barclays Bank plc	05/07/13	1,930	1,930	— (h)
20,912,705	HKD	State Street Corp.	05/07/13	2,696	2,697	(1)
351,476,808	JPY	BNP Paribas	02/07/13	4,334	3,844	490
207,284,373	JPY	Credit Suisse International	02/07/13	2,521	2,267	254
451,101,244	JPY	Goldman Sachs International	02/07/13	5,558	4,933	625
199,037,960	JPY	HSBC Bank, N.A.	02/07/13	2,482	2,176	306
533,476,950	JPY	Westpac Banking Corp.	02/07/13	5,968	5,834	134
4,538,824	NZD	Union Bank of Switzerland AG	02/07/13	3,732	3,808	(76)
12,580,001	SEK	State Street Corp.	05/07/13	1,955	1,975	(20)
				$203,632	$202,903	$729

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 01/31/13 of the currency being sold, and the value at 01/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $925,405,000 and 95.1%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,719
Aggregate gross unrealized depreciation	(13,592)

Net unrealized appreciation/depreciation	$131,127

Federal income tax cost of investments	$842,233

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$21,860	$—	$21,860
Belgium	—	14,437	—	14,437
Canada	10,688	—	—	10,688
China	—	16,737	—	16,737
Denmark	—	5,078	—	5,078
Finland	—	10,119	—	10,119
France	—	76,187	—	76,187
Germany	—	80,549	—	80,549
Hong Kong	—	36,221	—	36,221
Indonesia	—	5,076	—	5,076
Ireland	—	22,028	—	22,028
Japan	—	165,633	—	165,633
Netherlands	—	65,722	—	65,722
New Zealand	—	4,487	—	4,487
South Korea	—	18,193	—	18,193
Spain	—	5,717	—	5,717
Sweden	—	35,642	—	35,642
Switzerland	—	82,798	—	82,798
Taiwan	—	11,144	—	11,144
United Kingdom	—	227,147	—	227,147
Total Common Stocks	10,688	904,775	—	915,463
Preferred Stocks
Germany	—	20,630	—	20,630

Total Preferred Stocks	—	20,630	—	20,630

Short-Term Investment
Investment Company	37,267	—	—	37,267

Total Investments in Securities	$47,955	$925,405	$—	$973,360

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,066	$—	$7,066

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,034)	$—	$(5,034)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
	Australia — 2.6%
3,133	Australia & New Zealand Banking Group Ltd. (m)	87,015
11,266	Goodman Group (m)	52,845
4,423	Stockland (m)	15,904

		155,764

	Belgium — 1.5%
557	Solvay S.A. (m)	87,512

	Canada — 1.1%
3,181	First Quantum Minerals Ltd. (m)	64,137

	China — 1.7%
12,500	China Shenhua Energy Co., Ltd., Class H (m)	53,752
9,600	Sands China Ltd. (m)	48,445

		102,197

	Denmark — 0.5%
293	Carlsberg A/S, Class B (m)	31,342

	Finland — 1.0%
4,270	Stora Enso OYJ, Class R (m)	30,453
2,158	UPM-Kymmene OYJ (m)	26,386

		56,839

	France — 7.2%
1,211	Cie de St-Gobain (m)	49,832
1,856	GDF Suez (m)	38,073
858	Sanofi (m)	83,643
1,325	Schneider Electric S.A. (m)	100,803
837	Sodexo (m)	74,611
535	Total S.A. (m)	28,993
102	Unibail-Rodamco SE (m)	24,089
427	Valeo S.A. (m)	23,010

		423,054

	Germany — 7.2%
583	Allianz SE (m)	83,420
928	Bayer AG (m)	91,577
512	Continental AG (m)	60,089
1,294	Deutsche Boerse AG (m)	85,206
2,411	Deutsche Telekom AG (m)	29,620
949	SAP AG (m)	77,825

		427,737

	Hong Kong — 4.1%
6,800	AIA Group Ltd. (m)	27,051
16,000	Belle International Holdings Ltd. (m)	35,586
20,000	China Overseas Land & Investment Ltd. (m)	62,030
8,000	Hutchison Whampoa Ltd. (m)	89,417
3,000	Wharf Holdings Ltd. (m)	26,500

		240,584

	Indonesia — 0.5%
66,500	Perusahaan Gas Negara Persero Tbk PT (m)	31,925

	Ireland — 3.4%
4,050	Experian plc (m)	69,281
437	Paddy Power plc (m)	36,254
1,138	Ryanair Holdings plc, ADR (m)	44,325
1,552	Shire plc (m)	51,918

		201,778

	Italy — 0.5%
1,194	Eni S.p.A. (m)	29,823

	Japan — 25.3%
600	Astellas Pharma, Inc. (m)	30,543
2,000	Canon, Inc. (m)	72,830
26	Dai-ichi Life Insurance Co., Ltd. (The) (m)	37,259
400	Dentsu, Inc. (m)	11,185
200	FANUC Corp. (m)	31,210
600	Hisamitsu Pharmaceutical Co., Inc. (m)	32,140
16,000	Hitachi Ltd. (m)	94,945
2,400	Honda Motor Co., Ltd. (m)	90,718
1,100	Japan Airlines Co., Ltd. (a) (m)	45,377
2,200	Japan Tobacco, Inc. (m)	68,642
2,300	Komatsu Ltd. (m)	61,171
6,000	Marubeni Corp. (m)	44,072
7,000	Mitsubishi Electric Corp. (m)	58,015
3,000	Mitsubishi Estate Co., Ltd. (m)	72,660
6,000	Mitsubishi Heavy Industries Ltd. (m)	32,084
20,300	Mitsubishi UFJ Financial Group, Inc. (m)	115,449
2,000	Mitsui Fudosan Co., Ltd. (m)	45,718
8,300	Nissan Motor Co., Ltd. (m)	84,980
450	Nitori Holdings Co., Ltd. (m)	34,349
5,000	Nomura Holdings, Inc. (m)	28,621
680	ORIX Corp. (m)	72,747
300	Otsuka Corp. (m)	24,559
900	Otsuka Holdings Co., Ltd. (m)	29,032
400	Rinnai Corp. (m)	28,282

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Japan — Continued
1,300	Sega Sammy Holdings, Inc. (m)	22,963
1,300	Seven & I Holdings Co., Ltd. (m)	39,492
2,200	Sumitomo Mitsui Financial Group, Inc. (m)	88,361
2,400	Sumitomo Rubber Industries Ltd. (m)	32,028
900	Sundrug Co., Ltd. (m)	33,857
2,000	Yamato Holdings Co., Ltd. (m)	33,615

		1,496,904

	Netherlands — 6.8%
1,111	ASML Holding N.V. (m)	83,342
5,015	Royal Dutch Shell plc, Class A (m)	177,367
3,559	Unilever N.V., CVA (m)	144,197

		404,906

	New Zealand — 0.8%
22,404	Telecom Corp. of New Zealand Ltd. (m)	45,624

	South Korea — 1.9%
152	LG Chem Ltd. (m)	42,531
54	Samsung Electronics Co., Ltd. (m)	71,843

		114,374

	Spain — 0.6%
1,623	Repsol S.A. (m)	36,195

	Sweden — 3.8%
2,473	Electrolux AB (m)	65,315
2,781	Swedbank AB, Class A (m)	65,667
8,117	Telefonaktiebolaget LM Ericsson, Class B (m)	94,411

		225,393

	Switzerland — 8.5%
1,268	Cie Financiere Richemont S.A., Class A	104,158
1,404	Credit Suisse Group AG (a) (m)	41,464
480	Holcim Ltd. (a) (m)	37,363
674	Nestle S.A. (m)	47,327
558	Novartis AG (m)	37,931
471	Roche Holding AG (m)	104,109
916	Swiss Re AG (a) (m)	68,103
3,578	UBS AG (a) (m)	62,141

		502,596

	Taiwan — 1.3%
13,404	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (m)	76,805

	United Kingdom — 16.9%
1,330	Associated British Foods plc (m)	36,882
5,409	BG Group plc (m)	96,004
346	British American Tobacco plc (m)	17,982
7,963	BT Group plc (m)	31,412
10,182	Centrica plc (m)	56,540
3,504	GlaxoSmithKline plc (m)	80,150
9,836	HSBC Holdings plc (m)	111,853
1,381	InterContinental Hotels Group plc (m)	40,533
4,324	Pearson plc (m)	81,827
5,338	Prudential plc (m)	81,030
2,159	Rio Tinto plc (m)	121,971
8,056	Royal Bank of Scotland Group plc (a) (m)	43,804
914	SABMiller plc (m)	45,638
1,345	Standard Chartered plc (m)	35,762
1,573	Tullow Oil plc (m)	28,362
2,800	United Utilities Group plc (m)	32,492
21,904	Vodafone Group plc (m)	59,780

		1,002,022

	Total Common Stocks (Cost $4,906,888)	5,757,511

Preferred Stocks — 2.2%
	Germany — 2.2%
601	Henkel AG & Co. KGaA (m)	53,062
311	Volkswagen AG (m)	76,996

	Total Preferred Stocks (Cost $64,155)	130,058

	Total Investments — 99.4%
	(Cost $4,971,043)	5,887,569
	Other Assets in Excess of Liabilities — 0.6%	35,597

	NET ASSETS — 100.0%	$5,923,166

Percentages indicated are based on net assets.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	9.3%
Pharmaceuticals	9.2
Oil, Gas & Consumable Fuels	7.7
Insurance	5.0
Automobiles	4.3
Food Products	3.9
Real Estate Management & Development	3.5
Hotels, Restaurants & Leisure	3.4
Metals & Mining	3.2
Electronic Equipment, Instruments & Components	2.9
Electrical Equipment	2.7
Diversified Financial Services	2.7
Semiconductors & Semiconductor Equipment	2.6
Capital Markets	2.2
Chemicals	2.2
Machinery	2.1
Auto Components	2.0
Diversified Telecommunication Services	1.8
Textiles, Apparel & Luxury Goods	1.8
Multi-Utilities	1.6
Communications Equipment	1.6
Household Durables	1.6
Media	1.6
Real Estate Investment Trusts (REITs)	1.6
Airlines	1.5
Industrial Conglomerates	1.5
Tobacco	1.5
Software	1.3
Beverages	1.3
Food & Staples Retailing	1.2
Office Electronics	1.2
Specialty Retail	1.2
Professional Services	1.2
Wireless Telecommunication Services	1.0
Paper & Forest Products	1.0
Others (each less than 1.0%)	5.6

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
13,268	EUR
134,185	for HKD	BNP Paribas	04/03/13	$17,306	#	$18,021	#	$715
8,642	EUR
982,669	for JPY	Credit Suisse International	04/03/13	10,750	#	11,738	#	988
7,259	GBP
1,022,306	for JPY	Westpac Banking Corp.	04/03/13	11,184	#	11,509	#	325
1,037,461	JPY
7,398	for GBP	Credit Suisse International	04/03/13	11,729	#	11,349	#	(380)
384,232	AUD	Credit Suisse International	04/03/13	401,114		398,965		(2,149)
127,450	CHF	Credit Suisse International	04/03/13	138,382		140,135		1,753
556,711	DKK	Credit Suisse International	04/03/13	97,941		101,374		3,433
83,477	EUR	Deutsche Bank AG	04/03/13	109,545		113,381		3,836
23,847	EUR	Westpac Banking Corp.	04/03/13	31,788		32,389		601
15,446	GBP	Morgan Stanley	04/03/13	24,303		24,489		186
19,480	GBP	State Street Corp.	04/03/13	30,584		30,886		302
289,802	HKD	Royal Bank of Scotland	04/03/13	37,389		37,376		(13)
94,834	HKD	Westpac Banking Corp.	04/03/13	12,235		12,231		(4)
2,262,122	JPY	Morgan Stanley	04/03/13	24,954		24,747		(207)
6,670,500	JPY	Royal Bank of Scotland	04/03/13	74,523		72,974		(1,549)
218,618	NOK	Citibank, N.A.	04/03/13	39,188		39,926		738
263,626	SEK	BNP Paribas	04/03/13	40,391		41,414		1,023
158,488	SGD	BNP Paribas	04/03/13	129,636		128,049		(1,587)
				$1,242,942		$1,250,953		$8,011

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
59,822	CAD	Credit Suisse International	04/03/13	$60,574	$59,904	$670
25,867	CHF	Citibank, N.A.	04/03/13	27,818	28,442	(624)
61,208	CHF	State Street Corp.	04/03/13	66,213	67,300	(1,087)
18,529	CHF	Union Bank of Switzerland AG	04/03/13	20,354	20,373	(19)
20,067	EUR	Barclays Bank plc	04/03/13	26,962	27,255	(293)
13,714	EUR	BNP Paribas	04/03/13	18,528	18,627	(99)
19,807	EUR	Citibank, N.A.	04/03/13	26,620	26,902	(282)
16,721	EUR	State Street Corp.	04/03/13	22,490	22,711	(221)
9,897	EUR	Westpac Banking Corp.	04/03/13	13,140	13,442	(302)
7,308	GBP	Credit Suisse International	04/03/13	11,681	11,587	94
220,920	GBP	Deutsche Bank AG	04/03/13	357,420	350,269	7,151
138,252	HKD	Barclays Bank plc	04/03/13	17,827	17,830	(3)
897,812	HKD	Deutsche Bank AG	04/03/13	115,860	115,791	69
101,969	HKD	Union Bank of Switzerland AG	04/03/13	13,149	13,151	(2)
33,827,286	JPY	Citibank, N.A.	04/03/13	392,993	370,062	22,931
65,880	NOK	Credit Suisse International	04/03/13	11,759	12,032	(273)
39,610	NZD	Citibank, N.A.	04/03/13	32,840	33,115	(275)
80,923	SEK	State Street Corp.	04/03/13	12,582	12,712	(130)
				$1,248,810	$1,221,505	$27,305

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 01/31/13 of the currency being sold, and the value at 01/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $5,779,107 and 98.2%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,018,857
Aggregate gross unrealized depreciation	(102,331)

Net unrealized appreciation/depreciation	$916,526

Federal income tax cost of investments	$4,971,043

Portfolio Swap* Outstanding at January 31, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	12/31/15	$(8,780)

Total			$(8,780)

*	See the accompanying “Additional Information – Portfolio Swap” for further details.

JPMorgan International Opportunities Plus Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2013 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
France — 1.5%
BNP Paribas S.A.	72,312	73,410	1,098
Sodexo	13,704	15,138	1,434

	86,016	88,548	2,532

Germany — 2.7%
BASF SE	95,645	110,399	14,754
Bayer AG	19,341	20,955	1,614
Gerresheimer AG (a)	29,939	29,805	(134)

	144,925	161,159	16,234

Hong Kong — 0.4%
Belle International Holdings Ltd.	18,619	22,230	3,611

Ireland — 0.3%
Experian plc	2,189	2,212	23
Shire plc	14,513	17,612	3,099

	16,702	19,824	3,122

Japan — 2.1%
Canon, Inc.	5,639	7,360	1,721
Dentsu, Inc.	16,473	22,352	5,879
Japan Tobacco, Inc.	19,299	24,907	5,608
Seven & I Holdings Co., Ltd.	24,231	27,380	3,149
Softbank Corp.	11,054	14,260	3,206
Tokyu REIT, Inc.	23,019	28,323	5,304

	99,715	124,582	24,867

Switzerland — 0.9%
Nestle S.A.	46,368	50,134	3,766

United Kingdom — 10.3%
Aveva Group plc	40,498	42,352	1,854
Brammer plc (a)	21,311	28,999	7,688
British American Tobacco plc	98,922	105,813	6,891
BT Group plc	16,959	19,877	2,918
GlaxoSmithKline plc	27,158	28,328	1,170
HSBC Holdings plc	61,641	72,959	11,318
InterContinental Hotels Group plc	56,103	67,933	11,830
Kingfisher plc	54,882	51,152	(3,730)
Petrofac Ltd.	38,795	39,860	1,065
SABMiller plc	26,523	31,304	4,781
Tate & Lyle plc	26,663	28,383	1,720
Tullow Oil plc	37,654	30,721	(6,933)
Vodafone Group plc	61,702	63,150	1,448

	568,811	610,831	42,020

Total Long Positions of Portfolio Swap	981,156	1,077,308	96,152

Short Positions
Australia — 0.7%
National Australia Bank Ltd.	21,354	22,654	(1,300)
Newcrest Mining Ltd.	22,986	20,351	2,635

	44,340	43,005	1,335

Austria — 0.6%
Schoeller-Bleckmann
Oilfield Equipment AG	22,947	22,747	200
Verbund AG	17,773	15,535	2,238

	40,720	38,282	2,438

China — 0.7%
Anta Sports Products Ltd.	17,020	18,671	(1,651)
Lenovo Group Ltd.	17,673	22,892	(5,219)

	34,693	41,563	(6,870)

Finland — 1.2%
Fortum OYJ	23,104	22,277	827
Outotec OYJ	23,364	28,811	(5,447)
Ramirent OYJ	14,672	18,213	(3,541)

	61,140	69,301	(8,161)

France — 1.2%
Cap Gemini S.A.	26,376	28,877	(2,501)
JCDecaux S.A.	16,230	20,480	(4,250)
Publicis Groupe S.A.	17,270	20,049	(2,779)

	59,876	69,406	(9,530)

Germany — 1.6%
Fraport AG Frankfurt
Airport Services Worldwide	21,513	22,984	(1,471)
Symrise AG	22,569	22,143	426
United Internet AG	22,320	24,771	(2,451)
Wincor Nixdorf AG	23,913	23,416	497

	90,315	93,314	(2,999)

Hong Kong — 0.4%
ASM Pacific Technology Ltd.	18,939	21,482	(2,543)

Italy — 0.4%
Piaggio & C. SpA	23,062	24,142	(1,080)

Japan — 4.6%
Asatsu-DK, Inc.	18,031	24,182	(6,151)
Bank of Kyoto Ltd. (The)	23,856	24,835	(979)
Daihatsu Motor Co., Ltd.	15,288	20,799	(5,511)
Daiwa Securities Group, Inc.	17,387	29,034	(11,647)
Eisai Co., Ltd.	15,550	17,497	(1,947)
Hirose Electric Co., Ltd.	18,678	23,774	(5,096)
Konica Minolta Holdings, Inc.	14,490	19,875	(5,385)
Mitsubishi Motors Corp. (a)	21,127	29,088	(7,961)
Nissin Foods Holdings Co., Ltd.	16,513	19,000	(2,487)
Ono Pharmaceutical Co., Ltd.	21,084	21,215	(131)
Takeda Pharmaceutical Co., Ltd.	16,228	20,559	(4,331)
Toyota Industries Corp.	17,453	23,233	(5,780)

	215,685	273,091	(57,406)

JPMorgan International Opportunities Plus Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]		CURRENT VALUE($)[2]	VALUE($)[3]
Luxembourg — 0.3%
Oriflame Cosmetics S.A.	17,685		18,946	(1,261)

Netherlands — 0.7%
Eurocommercial Properties N.V.	18,657		18,969	(312)
Imtech N.V.	20,887		24,449	(3,562)

	39,544		43,418	(3,874)

Singapore — 0.4%
StarHub Ltd.	20,814		22,058	(1,244)

Spain — 0.4%
Tecnicas Reunidas S.A.	22,174		21,925	249

Sweden — 0.7%
Alfa Laval AB	18,645		21,979	(3,334)
Hennes & Mauritz AB, Class B	21,292		22,212	(920)

	39,937		44,191	(4,254)

Switzerland — 0.8%
Baloise Holding AG	22,056		23,360	(1,304)
Schindler Holding AG	21,318		23,282	(1,964)

	43,374		46,642	(3,268)

Taiwan — 0.5%
Taiwan Semiconductor
Manufacturing Co., Ltd., ADR	25,186		28,100	(2,914)

Turkey — 0.4%
Turkiye Garanti Bankasi A.S.	24,280		24,959	(679)

United Kingdom — 3.3%
Amlin plc	21,797		21,705	92
Capita plc	14,987		16,315	(1,328)
Capital Shopping Centres
Group plc	20,069		21,502	(1,433)
Firstgroup plc	20,890		21,143	(253)
G4S plc	20,744		22,047	(1,303)
Marston’s plc	16,520		17,989	(1,469)
National Grid plc	—	(b)	439	(439)
New World Resources plc	26,419		29,133	(2,714)
PZ Cussons plc	18,758		21,507	(2,749)
RSA Insurance Group plc	20,694		24,272	(3,578)

	180,878		196,052	(15,174)

Total Short Positions of Portfolio Swap	$1,002,642		1,119,877	(117,235)

Total of Long and Short Positions of Portfolio Swap	(21,486)		(42,569)	(21,083)

Cash and Other Receivables [4]				11,733
Financing Costs				(988)
Net Dividends				1,558

Net Swap Contract, at value				$(8,780)

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION – PORTFOLIO SWAP:

ADR -	American Depositary Receipt

1	Notional value represents the market value (including any fees or commissions) of the long and short positions at the time they are established.
2	Current value represents the market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
3	Value represents the unrealized gain (loss) of the positions.
4	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected in the Statement of Operations, when cash is settled with the counterparty.
(a)	Non-income producing security.
(b)	Amount rounds to less than $1. Shares received from a corporate action. There was no cost associated with this transaction

JPMorgan International Opportunities Plus Fund

AS OF JANUARY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$155,764	$—	$155,764
Belgium	—	87,512	—	87,512
Canada	64,137	—	—	64,137
China	—	102,197	—	102,197
Denmark	—	31,342	—	31,342
Finland	—	56,839	—	56,839
France	—	423,054	—	423,054
Germany	—	427,737	—	427,737
Hong Kong	—	240,584	—	240,584
Indonesia	—	31,925	—	31,925
Ireland	44,325	157,453	—	201,778
Italy	—	29,823	—	29,823
Japan	—	1,496,904	—	1,496,904
Netherlands	—	404,906	—	404,906
New Zealand	—	45,624	—	45,624
South Korea	—	114,374	—	114,374
Spain	—	36,195	—	36,195
Sweden	—	225,393	—	225,393
Switzerland	—	502,596	—	502,596
Taiwan	—	76,805	—	76,805
United Kingdom	—	1,002,022	—	1,002,022

Total Common Stocks	108,462	5,649,049	—	5,757,511

Preferred Stocks
Germany	—	130,058	—	130,058

Total Investments in Securities	108,462	5,779,107	—	5,887,569

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$44,815	$—	$44,815

Total Appreciation in Other Financial Instruments	$—	$44,815	$—	$44,815

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,499)	$—	$(9,499)
Portfolio Swap	$—	$(8,780)	$—	$(8,780)

Total Depreciation in Other Financial Instruments	$—	$(18,279)	$—	$(18,279)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
		Australia — 14.9%
1,299		BGP Holdings plc (a) (i)	—
4,396		Dexus Property Group (m)	4,792
1,297		Goodman Group (m)	6,084
2,029		Mirvac Group (m)	3,367
1,727		Stockland (m)	6,209
998		Westfield Group (m)	11,651
404		Westfield Retail Trust (m)	1,354

			33,457

		Belgium — 0.5%
18		Warehouses De Pauw S.C.A. (m)	1,090

		Canada — 8.0%
68		Allied Properties Real Estate Investment Trust (m)	2,351
120		Canadian Apartment Properties REIT (m)	3,098
91		Canadian Real Estate Investment Trust (m)	4,073
102		Dundee Real Estate Investment Trust, Class A (m)	3,813
136		First Capital Realty, Inc. (m)	2,586
23		Northern Property Real Estate Investment Trust (m)	750
44		RioCan Real Estate Investment Trust (m)	1,188

			17,859

		China — 1.4%
1,666		Longfor Properties Co., Ltd. (m)	3,125

		Finland — 0.5%
207		Technopolis OYJ (m)	1,081

		France — 7.9%
33		ICADE (m)	2,873
49		Klepierre (m)	1,949
55		Unibail-Rodamco SE (m)	12,878

			17,700

		Germany — 1.2%
228		Alstria Office REIT-AG (m)	2,781

		Hong Kong — 21.1%
297		Cheung Kong Holdings Ltd. (m)	4,871
630		China Overseas Land & Investment Ltd. (m)	1,954
798		China Resources Land Ltd. (m)	2,430
562		Hang Lung Properties Ltd. (m)	2,122
171		Henderson Land Development Co., Ltd. (m)	1,231
473		Hongkong Land Holdings Ltd. (m)	3,701
639		Link REIT (The) (m)	3,322
2,758		New World Development Co., Ltd. (m)	5,073
2,423		Sino Land Co., Ltd. (m)	4,530
773		Sun Hung Kai Properties Ltd. (m)	12,700
613		Wharf Holdings Ltd. (m)	5,411

			47,345

		Italy — 0.2%
717		Beni Stabili SpA (m)	496

		Japan — 19.6%
—	(h)	Frontier Real Estate Investment Corp. (m)	1,929
—	(h)	Japan Real Estate Investment Corp. (m)	4,065
1		Japan Retail Fund Investment Corp. (m)	2,268
555		Mitsubishi Estate Co., Ltd. (m)	13,442
572		Mitsui Fudosan Co., Ltd. (m)	13,075
—	(h)	Nomura Real Estate Residential Fund, Inc. (m)	1,387
—	(h)	Orix JREIT, Inc. (m)	2,135
555		Tokyo Tatemono Co., Ltd. (m)	2,597
1		Tokyu REIT, Inc. (m)	3,103

			44,001

		Netherlands — 3.2%
91		Corio N.V. (m)	4,395
53		Vastned Retail N.V. (m)	2,375
5		Wereldhave N.V. (m)	326

			7,096

		Singapore — 9.3%
2,200		CapitaLand Ltd. (m)	7,106
3,282		CapitaMalls Asia Ltd. (m)	5,729
164		City Developments Ltd. (m)	1,548
1,876		Global Logistic Properties Ltd. (m)	4,181
698		Keppel Land Ltd. (m)	2,401

			20,965

		United Kingdom — 9.3%
154		Atrium European Real Estate Ltd. (m)	953
953		British Land Co. plc (m)	8,489
543		Hammerson plc (m)	4,180
537		Helical Bar plc (m)	1,959
315		Land Securities Group plc (m)	4,009
251		Safestore Holdings plc (m)	498
151		United Group plc (m)	680

			20,768

		Total Common Stocks (Cost $176,568)	217,764

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0%
	Netherlands — 0.0%
29	Nieuwe Steen Investments N.V., expiring 04/01/13 (Cost $–) (a) (i)	—

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
5,509	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $5,509)	5,509

	Total Investments — 99.6% (Cost $182,077)	223,273
	Other Assets in Excess of Liabilities — 0.4%	924

	NET ASSETS — 100.0%	$224,197

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	46.8%
Diversified	27.5
Shopping Centers	12.7
Office Property	8.0
Multifamily	2.3
Others (each less than 1.0%)	0.2
Short-Term Investment	2.5

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
410,490	AUD	Credit Suisse International	03/14/13	$429	$427	$(2)
819,617	AUD	Morgan Stanley	03/14/13	858	853	(5)
1,229,195	AUD	Societe Generale	03/14/13	1,289	1,278	(11)
607,027	CAD	Barclays Bank plc	03/14/13	615	608	(7)
871,715	CAD	BNP Paribas	03/14/13	880	873	(7)
1,324,980	CAD	HSBC Bank, N.A.	03/14/13	1,345	1,328	(17)
978,741	CAD	Societe Generale	03/14/13	993	981	(12)
411,519	CAD	Westpac Banking Corp.	03/14/13	416	412	(4)
3,954,520	CHF	HSBC Bank, N.A.	03/14/13	4,272	4,347	75
3,916,637	HKD	Barclays Bank plc	03/14/13	505	505	— (h)
7,716,911	HKD	Citibank, N.A.	03/14/13	995	995	— (h)
12,161,171	HKD	Deutsche Bank AG	03/14/13	1,569	1,568	(1)
15,710,045	HKD	Societe Generale	03/14/13	2,027	2,026	(1)
5,807,202	HKD	State Street Corp.	03/14/13	749	749	— (h)
100,791,144	JPY	Barclays Bank plc	03/14/13	1,217	1,102	(115)
119,807,293	JPY	Societe Generale	03/14/13	1,343	1,311	(32)
179,045,543	JPY	Westpac Banking Corp.	03/14/13	2,087	1,958	(129)
22,463,059	SEK	Deutsche Bank AG	03/14/13	3,355	3,530	175
1,228,845	SGD	Societe Generale	03/14/13	1,003	993	(10)
1,261,254	SGD	Westpac Banking Corp.	03/14/13	1,019	1,019	— (h)
				$26,966	$26,863	$(103)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,441,266	AUD	Credit Suisse International	03/14/13	$1,501	$1,498	$3
1,782,968	AUD	HSBC Bank, N.A.	03/14/13	1,868	1,855	13
389,363	AUD	Westpac Banking Corp.	03/14/13	408	405	3
557,891	CAD	Credit Suisse International	03/14/13	566	559	7
457,984	CAD	TD Bank Financial Group	03/14/13	466	459	7
645,825	EUR	Credit Suisse International	03/14/13	844	877	(33)
413,270	EUR	HSBC Bank, N.A.	03/14/13	548	561	(13)
1,746,536	EUR	Royal Bank of Canada	03/14/13	2,281	2,372	(91)
314,387	EUR	Societe Generale	03/14/13	416	427	(11)
644,067	EUR	Union Bank of Switzerland AG	03/14/13	844	875	(31)
352,638	EUR	Westpac Banking Corp.	03/14/13	471	479	(8)
348,446	GBP	Credit Suisse International	03/14/13	562	553	9
3,704,798	HKD	Barclays Bank plc	03/14/13	478	478	— (h)
15,248,211	HKD	Credit Suisse International	03/14/13	1,968	1,967	1
9,435,111	HKD	Goldman Sachs International	03/14/13	1,217	1,216	1
38,954,337	JPY	Barclays Bank plc	03/14/13	438	426	12
87,211,516	JPY	Credit Suisse International	03/14/13	957	954	3
91,693,145	JPY	Goldman Sachs International	03/14/13	1,010	1,003	7
51,096,109	JPY	Merrill Lynch International	03/14/13	564	558	6
91,263,010	JPY	Morgan Stanley	03/14/13	1,089	998	91
110,497,168	JPY	Royal Bank of Canada	03/14/13	1,326	1,209	117
39,719,935	JPY	State Street Corp.	03/14/13	453	434	19
54,746,132	JPY	Westpac Banking Corp.	03/14/13	613	599	14
1,386,228	SGD	Royal Bank of Canada	03/14/13	1,135	1,120	15
1,820,111	SGD	Westpac Banking Corp.	03/14/13	1,489	1,471	18
				$23,512	$23,353	$159

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $199,905,000 and 89.5%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,526
Aggregate gross unrealized depreciation	(330)

Net unrealized appreciation/depreciation	$41,196

Federal income tax cost of investments	$182,077

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$33,457	$—	(a)	$33,457
Belgium	—	1,090	—		1,090
Canada	17,859	—	—		17,859
China	—	3,125	—		3,125
Finland	—	1,081	—		1,081
France	—	17,700	—		17,700
Germany	—	2,781	—		2,781
Hong Kong	—	47,345	—		47,345
Italy	—	496	—		496
Japan	—	44,001	—		44,001
Netherlands	—	7,096	—		7,096
Singapore	—	20,965	—		20,965
United Kingdom	—	20,768	—		20,768

Total Common Stocks	17,859	199,905	—	(a)	217,764

Warrant
Netherlands	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	5,509	—	—		5,509

Total Investments in Securities	$23,368	$199,905	$—	(a)	$223,273

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$596	$—		$596

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(540)	$—		$(540)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/13
Investments in Securities
Common Stocks - Australia	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Warrant - Netherlands	—	(a)	—	—	—	—	—	—	—	—	(a)

	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
	Belgium — 1.4%
620	Anheuser-Busch InBev N.V. (m)	54,553

	Canada — 4.3%
770	Canadian National Railway Co. (m)	73,904
2,600	Suncor Energy, Inc. (m)	88,370

		162,274

	China — 3.6%
119,000	Industrial & Commercial Bank of China Ltd., Class H (m)	89,620
9,200	Sands China Ltd. (m)	46,427

		136,047

	France — 8.5%
1,450	Accor S.A. (m)	56,601
471	LVMH Moet Hennessy Louis Vuitton S.A. (m)	88,678
488	Pernod-Ricard S.A. (m)	61,085
200	PPR (m)	43,013
525	Schneider Electric S.A. (m)	39,941
318	Technip S.A. (m)	34,433

		323,751

	Germany — 10.6%
533	Allianz SE (m)	76,265
604	Bayer AG (m)	59,604
325	Fresenius SE & Co. KGaA (m)	39,528
823	Henkel AG & Co. KGaA (m)	61,050
380	Linde AG (m)	69,264
1,165	SAP AG (m)	95,538

		401,249

	Hong Kong — 2.2%
5,000	Cheung Kong Holdings Ltd. (m)	82,003

	India — 2.1%
1,965	HDFC Bank Ltd., ADR (m)	79,032

	Indonesia — 1.1%
55,000	Astra International Tbk PT (m)	41,526

	Israel — 0.9%
900	Teva Pharmaceutical Industries Ltd., ADR (m)	34,191

	Japan — 5.1%
800	Astellas Pharma, Inc. (m)	40,724
1,300	FamilyMart Co., Ltd. (m)	52,222
400	FANUC Corp. (m)	62,420
1,300	Japan Tobacco, Inc. (m)	40,562

		195,928

	Netherlands — 7.2%
1,130	Akzo Nobel N.V. (m)	77,340
420	Gemalto N.V. (m)	37,385
500	Koninklijke Vopak N.V. (m)	34,125
3,540	Royal Dutch Shell plc, Class A (m)	125,201

		274,051

	Norway — 1.6%
2,700	Telenor ASA (m)	59,482

	Russia — 1.2%
3,000	Sberbank of Russia, ADR (m)	44,190

	South Africa — 1.2%
1,450	Tiger Brands Ltd. (m)	47,695

	South Korea — 3.5%
143	Hyundai Mobis (a) (m)	37,449
145	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	96,407

		133,856

	Sweden — 4.2%
2,273	Atlas Copco AB, Class A (m)	64,752
2,400	Elekta AB, Class B (m)	35,583
1,900	Getinge AB, Class B (m)	58,632

		158,967

	Switzerland — 10.1%
840	Cie Financiere Richemont S.A., Class A	69,001
530	Holcim Ltd. (a) (m)	41,255
1,518	Novartis AG (m)	103,188
474	Roche Holding AG (m)	104,772
155	Syngenta AG (m)	66,656

		384,872

	Taiwan — 1.0%
2,095	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	37,165

	Thailand — 1.0%
5,800	Kasikornbank PCL (m)	38,908

	United Kingdom — 24.4%
3,961	BG Group plc (m)	70,303
14,400	HSBC Holdings plc (m)	163,069
2,100	Imperial Tobacco Group plc (m)	78,087
1,572	Intertek Group plc (m)	77,506
9,476	Meggitt plc (m)	65,345
2,670	Persimmon plc (m)	35,692
7,656	Prudential plc (m)	116,217

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
2,383	Rio Tinto plc (m)	134,626
3,933	Standard Chartered plc (m)	104,573
5,218	WPP plc (m)	81,933

		927,351

	United States — 0.9%
16,500	Samsonite International S.A. (m)	35,933

	Total Common Stocks (Cost $3,021,446)	3,653,024

Preferred Stock — 2.3%
	Germany — 2.3%
342	Volkswagen AG (m) (Cost $58,679)	84,671

	Total Investments — 98.4% (Cost $3,080,125)	3,737,695
	Other Assets in Excess of Liabilities — 1.6%	62,681

	NET ASSETS — 100.0%	$3,800,376

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.9%
Pharmaceuticals	9.2
Oil, Gas & Consumable Fuels	7.6
Chemicals	5.7
Textiles, Apparel & Luxury Goods	5.2
Insurance	5.1
Metals & Mining	3.6
Semiconductors & Semiconductor Equipment	3.6
Machinery	3.4
Automobiles	3.4
Tobacco	3.2
Beverages	3.1
Hotels, Restaurants & Leisure	2.8
Software	2.5
Health Care Equipment & Supplies	2.5
Real Estate Management & Development	2.2
Media	2.2
Professional Services	2.1
Road & Rail	2.0
Aerospace & Defense	1.7
Household Products	1.6
Diversified Telecommunication Services	1.6
Food & Staples Retailing	1.4
Food Products	1.3
Multiline Retail	1.1
Construction Materials	1.1
Electrical Equipment	1.1
Health Care Providers & Services	1.0
Auto Components	1.0
Computers & Peripherals	1.0
Household Durables	1.0
Others (each less than 1.0%)	1.8

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $3,284,436 and 87.9%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$686,192
Aggregate gross unrealized depreciation	(28,622)

Net unrealized appreciation/depreciation	$657,570

Federal income tax cost of investments	$3,080,125

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$54,553	$—	$54,553
Canada	162,274	—	—	162,274
China	—	136,047	—	136,047
France	—	323,751	—	323,751
Germany	—	401,249	—	401,249
Hong Kong	—	82,003	—	82,003
India	79,032	—	—	79,032
Indonesia	—	41,526	—	41,526
Israel	34,191	—	—	34,191
Japan	—	195,928	—	195,928
Netherlands	—	274,051	—	274,051
Norway	—	59,482	—	59,482
Russia	44,190	—	—	44,190
South Africa	—	47,695	—	47,695
South Korea	—	133,856	—	133,856
Sweden	—	158,967	—	158,967
Switzerland	—	384,872	—	384,872
Taiwan	37,165	—	—	37,165
Thailand	—	38,908	—	38,908
United Kingdom	—	927,351	—	927,351
United States	—	35,933	—	35,933

Total Common Stocks	356,852	3,296,172	—	3,653,024

Preferred Stock
Germany	—	84,671	—	84,671

Total Preferred Stock	—	84,671	—	84,671

Total Investments in Securities	$356,852	$3,380,843	$—	$3,737,695

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.6%
	Australia — 2.3%
1,538	Australia & New Zealand Banking Group Ltd. (m)	42,715
3,337	Goodman Group (m)	15,650

		58,365

	Belgium — 1.7%
274	Solvay S.A. (m)	43,102

	Canada — 0.6%
754	First Quantum Minerals Ltd. (m)	15,211

	China — 2.7%
33,973	China Construction Bank Corp., Class H (m)	29,306
5,435	China Shenhua Energy Co., Ltd., Class H (m)	23,371
12,874	PetroChina Co., Ltd., Class H (m)	18,257

		70,934

	Denmark — 0.5%
709	Danske Bank A/S (a) (m)	13,580

	Finland — 0.9%
949	Ruukki Group OYJ (a) (m)	580
1,791	UPM-Kymmene OYJ (m)	21,893

		22,473

	France — 14.8%
1,122	AXA S.A. (m)	20,767
880	BNP Paribas S.A. (m)	55,225
687	Cie de St-Gobain (m)	28,279
652	European Aeronautic Defence and Space Co. N.V. (m)	30,582
682	GDF Suez (m)	13,990
299	Lafarge S.A. (m)	18,290
423	Renault S.A. (m)	25,503
882	Sanofi (m)	85,963
462	Schneider Electric S.A. (m)	35,184
595	Societe Generale S.A. (a) (m)	26,877
350	Sodexo (m)	31,188
866	Suez Environnement Co. (m)	11,453

		383,301

	Germany — 6.2%
422	Allianz SE (m)	60,355
396	BASF SE (m)	40,103
387	Bayer AG (m)	38,170
336	Deutsche Boerse AG (m)	22,093

		160,721

	Hong Kong — 3.1%
3,844	China Overseas Land & Investment Ltd. (m)	11,922
3,823	Hutchison Whampoa Ltd. (m)	42,730
1,975	Sino Land Co., Ltd. (m)	3,693
2,495	Wharf Holdings Ltd. (m)	22,039

		80,384

	Ireland — 0.5%
704	Experian plc (m)	12,041

	Italy — 4.2%
3,276	Eni S.p.A. (m)	81,834
13,207	Intesa Sanpaolo S.p.A. (m)	26,921

		108,755

	Japan — 21.1%
644	Bridgestone Corp. (m)	16,879
928	Canon, Inc. (m)	33,808
10	Dai-ichi Life Insurance Co., Ltd. (The) (m)	15,031
985	Daiwa House Industry Co., Ltd. (m)	18,101
7,177	Hitachi Ltd. (m)	42,589
1,435	Honda Motor Co., Ltd. (m)	54,253
417	Japan Airlines Co., Ltd. (a) (m)	17,194
799	Japan Tobacco, Inc. (m)	24,917
887	Kirin Holdings Co., Ltd. (m)	11,084
2,104	Marubeni Corp. (m)	15,455
3,055	Mitsubishi Heavy Industries Ltd. (m)	16,336
5,237	Mitsubishi UFJ Financial Group, Inc. (m)	29,783
1,170	Mitsui Fudosan Co., Ltd. (m)	26,745
412	Nippon Telegraph & Telephone Corp. (m)	17,268
3,486	Nissan Motor Co., Ltd. (m)	35,692
230	ORIX Corp. (m)	24,552
389	Otsuka Holdings Co., Ltd. (m)	12,548
674	Seven & I Holdings Co., Ltd. (m)	20,466
1,871	Sumitomo Corp. (m)	24,199
1,838	Sumitomo Mitsui Financial Group, Inc. (m)	73,801
1,043	Yamato Holdings Co., Ltd. (m)	17,527

		548,228

	Luxembourg — 0.4%
572	ArcelorMittal (m)	9,810

	Netherlands — 6.2%
343	ASML Holding N.V. (m)	25,763
2,619	ING Groep N.V., CVA (a) (m)	26,486
2,371	Royal Dutch Shell plc, Class A (m)	84,051

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Netherlands — Continued
581	Unilever N.V., CVA (m)	23,534

		159,834

	Norway — 1.2%
1,422	Telenor ASA (m)	31,322

	Russia — 0.8%
1,395	Sberbank of Russia, ADR (m)	20,582

	South Africa — 0.3%
2,364	African Bank Investments Ltd. (m)	8,152

	South Korea — 1.1%
22	Samsung Electronics Co., Ltd. (m)	29,090

	Spain — 1.9%
4,350	Iberdrola S.A. (m)	23,407
1,170	Repsol S.A. (m)	26,101

		49,508

	Sweden — 2.0%
1,421	Nordea Bank AB (m)	15,673
3,194	Telefonaktiebolaget LM Ericsson, Class B (m)	37,151

		52,824

	Switzerland — 4.4%
1,492	Credit Suisse Group AG (a) (m)	44,051
111	Roche Holding AG (m)	24,508
419	Swiss Re AG (a) (m)	31,120
54	Zurich Insurance Group AG (a) (m)	15,407

		115,086

	United Kingdom — 17.7%
11,476	Barclays plc (m)	55,098
218	British American Tobacco plc (m)	11,315
4,398	Centrica plc (m)	24,420
8,997	HSBC Holdings plc (m)	102,316
1,103	InterContinental Hotels Group plc (m)	32,379
6,568	Kingfisher plc (m)	28,069
1,208	Pearson plc (m)	22,861
2,411	Prudential plc (m)	36,595
567	Rio Tinto plc (m)	32,054
490	SABMiller plc (m)	24,456
896	Tullow Oil plc (m)	16,156
27,253	Vodafone Group plc (m)	74,378

		460,097

	Total Common Stocks (Cost $2,037,213)	2,453,400

Preferred Stock — 1.7%
	Germany — 1.7%
181	Volkswagen AG (m) (Cost $22,377)	44,908

Short-Term Investment — 3.7%
	Investment Company — 3.7%
95,572	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $95,572)	95,572

	Total Investments — 100.0% (Cost $2,155,162)	2,593,880
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,024)

	NET ASSETS — 100.0%	$2,592,856

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	19.0%
Oil, Gas & Consumable Fuels	9.6
Insurance	6.9
Pharmaceuticals	6.2
Automobiles	6.2
Chemicals	3.2
Real Estate Management & Development	3.2
Diversified Financial Services	3.1
Wireless Telecommunication Services	2.9
Hotels, Restaurants & Leisure	2.5
Metals & Mining	2.2
Semiconductors & Semiconductor Equipment	2.1
Multi-Utilities	1.9
Diversified Telecommunication Services	1.9
Capital Markets	1.7
Industrial Conglomerates	1.6
Electronic Equipment, Instruments & Components	1.6
Trading Companies & Distributors	1.5
Communications Equipment	1.4
Tobacco	1.4
Beverages	1.4
Electrical Equipment	1.4
Office Electronics	1.3
Aerospace & Defense	1.2
Building Products	1.1
Specialty Retail	1.1
Others (each less than 1.0%)	8.7
Short-Term Investment	3.7

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
126	TOPIX Index	03/07/13	$12,918	$172
528	Euro STOXX 50	03/15/13	19,436	(252)
189	FTSE 100 Index	03/15/13	18,764	63

				$(17)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
18,347,030	GBP
27,350,137	for CHF	Credit Suisse International	02/28/13	$30,061	#	$29,095	#	$(966)
1,007,445,770	JPY
11,384,610	for CHF	Societe Generale	02/28/13	12,513	#	11,019	#	(1,494)
405,446,216	JPY
3,668,194	for EUR	Morgan Stanley	02/28/13	4,982	#	4,435	#	(547)
490,568,618	JPY
4,586,155	for EUR	Westpac Banking Corp.	02/28/13	6,227	#	5,365	#	(862)
557,676,915	JPY
3,895,763	for GBP	Union Bank of Switzerland AG	02/28/13	6,178	#	6,099	#	(79)
760,792,254	JPY
66,346,233	for HKD	Australia and New Zealand Banking Group Limited	02/28/13	8,556	#	8,321	#	(235)
98,729,962	NOK
16,201,175	for CHF	Union Bank of Switzerland AG	02/28/13	17,806	#	18,056	#	250
9,114,195	AUD
73,705,483	for HKD	BNP Paribas	02/28/13	9,505	#	9,488	#	(17)
143,765,663	AUD	Citibank, N.A.	02/28/13	147,835		149,662		1,827
3,233,500	AUD	Goldman Sachs International	02/28/13	3,375		3,366		(9)
75,954,826	CHF	Citibank, N.A.	02/28/13	80,837		83,481		2,644
6,568,746	CHF	Goldman Sachs International	02/28/13	7,084		7,220		136
14,114,276	DKK	Goldman Sachs International	02/28/13	2,424		2,569		145
7,508,511	EUR	Barclays Bank plc	02/28/13	10,037		10,196		159
2,241,112	EUR	BNP Paribas	02/28/13	2,873		3,043		170
4,318,044	EUR	Credit Suisse International	02/28/13	5,736		5,864		128
6,869,255	EUR	Goldman Sachs International	02/28/13	9,081		9,328		247
5,958,914	EUR	Royal Bank of Canada	02/28/13	7,912		8,092		180
5,502,250	EUR	Royal Bank of Scotland	02/28/13	7,252		7,472		220
3,529,478	EUR	State Street Bank & Trust	02/28/13	4,554		4,793		239
5,726,653	EUR	Union Bank of Switzerland AG	02/28/13	7,769		7,777		8
5,304,270	EUR	Westpac Banking Corp.	02/28/13	6,765		7,203		438
5,834,556	GBP	Citibank, N.A.	02/28/13	9,380		9,252		(128)
9,218,478	GBP	Credit Suisse International	02/28/13	14,717		14,619		(98)
18,267,908	GBP	Goldman Sachs International	02/28/13	29,137		28,969		(168)
4,681,593	GBP	Morgan Stanley	02/28/13	7,514		7,424		(90)
2,027,267	GBP	Royal Bank of Scotland	02/28/13	3,252		3,215		(37)
3,593,466	GBP	Union Bank of Switzerland AG	02/28/13	5,764		5,698		(66)
86,329,428	HKD	Barclays Bank plc	02/28/13	11,136		11,132		(4)
100,606,666	HKD	Union Bank of Switzerland AG	02/28/13	12,979		12,974		(5)
406,745,937	JPY	Credit Suisse International	02/28/13	4,841		4,449		(392)
375,232,828	JPY	Royal Bank of Canada	02/28/13	4,571		4,104		(467)
872,219,384	JPY	Union Bank of Switzerland AG	02/28/13	10,134		9,539		(595)
37,651,776	SEK	Goldman Sachs International	02/28/13	5,717		5,919		202

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
79,268,968	SEK	Royal Bank of Canada	02/28/13	$11,905	$12,462	$557
25,015,000	SEK	Royal Bank of Scotland	02/28/13	3,753	3,933	180
51,831,415	SGD	Royal Bank of Canada	02/28/13	42,322	41,878	(444)
				$576,484	$577,511	$1,027

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,883,065	CAD	Citibank, N.A.	02/28/13	$11,892	$11,908	$(16)
8,489,940	CHF	Barclays Bank plc	02/28/13	9,258	9,331	(73)
9,967,182	EUR	Barclays Bank plc	02/28/13	13,217	13,535	(318)
2,707,445	EUR	BNP Paribas	02/28/13	3,513	3,677	(164)
5,713,561	EUR	Citibank, N.A.	02/28/13	7,676	7,759	(83)
35,309,766	EUR	Goldman Sachs International	02/28/13	45,188	47,949	(2,761)
4,073,522	EUR	Merrill Lynch International	02/28/13	5,483	5,532	(49)
3,836,202	EUR	Royal Bank of Canada	02/28/13	5,159	5,210	(51)
4,064,251	EUR	Societe Generale	02/28/13	5,304	5,519	(215)
6,122,512	EUR	Westpac Banking Corp.	02/28/13	8,182	8,314	(132)
8,106,139	GBP	Barclays Bank plc	02/28/13	13,187	12,855	332
43,938,366	GBP	Goldman Sachs International	02/28/13	69,875	69,677	198
82,500,500	HKD	Credit Suisse International	02/28/13	10,645	10,639	6
512,454,334	HKD	HSBC Bank, N.A.	02/28/13	66,122	66,083	39
2,532,390,099	JPY	Barclays Bank plc	02/28/13	29,981	27,697	2,284
869,704,749	JPY	BNP Paribas	02/28/13	10,726	9,512	1,214
937,186,034	JPY	Credit Suisse International	02/28/13	10,280	10,250	30
2,423,519,604	JPY	HSBC Bank, N.A.	02/28/13	29,766	26,506	3,260
692,248,346	JPY	Merrill Lynch International	02/28/13	7,646	7,571	75
1,801,093,960	JPY	Royal Bank of Canada	02/28/13	20,506	19,699	807
455,177,315	JPY	Societe Generale	02/28/13	5,547	4,978	569
65,099,719	NOK	HSBC Bank, N.A.	02/28/13	11,318	11,906	(588)
34,863,034	SEK	Barclays Bank plc	02/28/13	5,257	5,481	(224)
				$405,728	$401,588	$4,140

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 01/31/13 of the currency being sold, and the value at 01/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,483,097,000 and 95.7%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$479,788
Aggregate gross unrealized depreciation	(41,070)

Net unrealized appreciation/depreciation	$438,718

Federal income tax cost of investments	$2,155,162

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$58,365	$—	$58,365
Belgium	—	43,102	—	43,102
Canada	15,211	—	—	15,211
China	—	70,934	—	70,934
Denmark	—	13,580	—	13,580
Finland	—	22,473	—	22,473
France	—	383,301	—	383,301
Germany	—	160,721	—	160,721
Hong Kong	—	80,384	—	80,384
Ireland	—	12,041	—	12,041
Italy	—	108,755	—	108,755
Japan	—	548,228	—	548,228
Luxembourg	—	9,810	—	9,810
Netherlands	—	159,834	—	159,834
Norway	—	31,322	—	31,322
Russia	—	20,582	—	20,582
South Africa	—	8,152	—	8,152
South Korea	—	29,090	—	29,090
Spain	—	49,508	—	49,508
Sweden	—	52,824	—	52,824
Switzerland	—	115,086	—	115,086
United Kingdom	—	460,097	—	460,097

Total Common Stocks	15,211	2,438,189	—	2,453,400

Preferred Stock
Germany	—	44,908	—	44,908

Total Preferred Stock	—	44,908	—	44,908

Short-Term Investment
Investment Company	95,572	—	—	95,572

Total Investments in Securities	$110,783	$2,483,097	$—	$2,593,880

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$16,544	$—	$16,544
Futures Contracts	235	—	—	235

Total Appreciation in Other Financial Instruments	$235	$16,544	$—	$16,779

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,377)	$—	$(11,377)
Futures Contracts	(252)	—	—	(252)

Total Depreciation in Other Financial Instruments	$(252)	$(11,377)	$—	$(11,629)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 89.1%
	Australia — 1.9%
922	Goodman Group (m)	4,326

	Belgium — 5.2%
74	Solvay S.A. (m)	11,587

	Canada — 1.9%
205	First Quantum Minerals Ltd. (m)	4,140

	China — 2.9%
1,478	China Shenhua Energy Co., Ltd., Class H (m)	6,356

	Denmark — 1.7%
196	Danske Bank A/S (a) (m)	3,760

	Finland — 2.7%
89	Ruukki Group OYJ (a) (m)	54
478	UPM-Kymmene OYJ (m)	5,844

		5,898

	France — 18.0%
186	Cie de St-Gobain (m)	7,656
184	European Aeronautic Defence and Space Co. N.V. (m)	8,624
81	Lafarge S.A. (m)	4,966
115	Renault S.A. (m)	6,905
95	Sodexo (m)	8,489
233	Suez Environnement Co. (m)	3,083

		39,723

	Germany — 2.7%
92	Deutsche Boerse AG (m)	6,039

	Hong Kong — 2.0%
1,074	China Overseas Land & Investment Ltd. (m)	3,331
552	Sino Land Co., Ltd. (m)	1,032

		4,363

	Japan — 23.7%
176	Bridgestone Corp. (m)	4,616
3	Dai-ichi Life Insurance Co., Ltd. (The) (m)	4,170
266	Daiwa House Industry Co., Ltd. (m)	4,888
112	Japan Airlines Co., Ltd. (a) (m)	4,633
213	Japan Tobacco, Inc. (m)	6,643
237	Kirin Holdings Co., Ltd. (m)	2,962
576	Marubeni Corp. (m)	4,231
867	Mitsubishi Heavy Industries Ltd. (m)	4,636
325	Mitsui Fudosan Co., Ltd. (m)	7,429
107	Otsuka Holdings Co., Ltd. (m)	3,464
278	Yamato Holdings Co., Ltd. (m)	4,677

		52,349

	Netherlands — 2.9%
157	Unilever N.V., CVA, (m)	6,375

	Norway — 3.9%
392	Telenor ASA (m)	8,627

	South Africa — 1.0%
639	African Bank Investments Ltd. (m)	2,203

	South Korea — 3.6%
6	Samsung Electronics Co., Ltd. (m)	7,927

	Spain — 2.9%
1,185	Iberdrola S.A. (m)	6,375

	Sweden — 1.9%
388	Nordea Bank AB (m)	4,274

	Switzerland — 3.8%
114	Swiss Re AG (a) (m)	8,507

	United Kingdom — 6.4%
1,772	Kingfisher plc (m)	7,573
133	SABMiller plc (m)	6,641

		14,214

	Total Common Stocks (Cost $165,673)	197,043

Preferred Stock — 5.4%
	Germany — 5.4%
48	Volkswagen AG (m) (Cost $5,344)	11,936

	Total Investments — 94.5% (Cost $171,017)	208,979
	Other Assets in Excess of Liabilities — 5.5%	12,133

	NET ASSETS — 100.0%	$221,112

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Automobiles	9.0%
Real Estate Management & Development	8.0
Insurance	6.1
Chemicals	5.5
Beverages	4.6
Diversified Telecommunication Services	4.1
Aerospace & Defense	4.1
Hotels, Restaurants & Leisure	4.1
Diversified Financial Services	3.9
Commercial Banks	3.8
Semiconductors & Semiconductor Equipment	3.8
Building Products	3.7
Specialty Retail	3.6
Tobacco	3.2
Food Products	3.1
Electric Utilities	3.1
Oil, Gas & Consumable Fuels	3.0
Paper & Forest Products	2.8
Construction Materials	2.4
Air Freight & Logistics	2.2
Machinery	2.2
Airlines	2.2
Auto Components	2.2
Real Estate Investment Trusts (REITs)	2.1
Trading Companies & Distributors	2.0
Metals & Mining	2.0
Pharmaceuticals	1.7
Multi-Utilities	1.5

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $204,838,000 and 98.0%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,334
Aggregate gross unrealized depreciation	(3,372)

Net unrealized appreciation/depreciation	$37,962

Federal income tax cost of investments	$171,017

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,140	$204,839	$—	$208,979

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a common stock held in Canada. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.5%
	Austria — 1.2%
52	Voestalpine AG (m)	1,910

	Belgium — 1.4%
49	Delhaize Group S.A. (m)	2,310

	Denmark — 2.0%
9	Novo Nordisk A/S, Class B (m)	1,610
66	Pandora A/S (m)	1,639

		3,249

	France — 12.5%
127	AXA S.A. (m)	2,345
49	Cie Generale des Etablissements Michelin (m)	4,541
457	Credit Agricole S.A. (a) (m)	4,520
110	European Aeronautic Defence and Space Co. N.V. (m)	5,138
37	Teleperformance (m)	1,477
18	Wendel S.A. (m)	1,936

		19,957

	Germany — 10.2%
17	Allianz SE (m)	2,478
22	BASF SE (m)	2,261
8	Bayerische Motoren Werke AG (m)	784
13	Continental AG (m)	1,505
63	Deutsche Bank AG (m)	3,256
159	Deutsche Lufthansa AG (m)	3,152
14	Hannover Rueckversicherung AG (m)	1,148
12	Merck KGaA (m)	1,732

		16,316

	Ireland — 3.5%
6,276	Bank of Ireland (a) (m)	1,211
278	Ryanair Holdings plc (m)	2,069
169	Smurfit Kappa Group plc (m)	2,344

		5,624

	Italy — 4.4%
73	Azimut Holding S.p.A. (m)	1,277
122	Banca Generali S.p.A. (m)	2,338
454	Enel S.p.A. (m)	1,979
1,523	Telecom Italia S.p.A. (m)	1,511

		7,105

	Luxembourg — 1.2%
109	ArcelorMittal (m)	1,873

	Netherlands — 4.6%
735	Aegon N.V. (m)	4,909
80	Koninklijke Philips Electronics N.V. (m)	2,507

		7,416

	Norway — 4.5%
305	Borregaard ASA (a) (m)	1,352
21	Fred Olsen Energy ASA (m)	981
3,919	Marine Harvest ASA (a) (m)	3,923
25	TGS Nopec Geophysical Co. ASA (m)	937

		7,193

	Spain — 1.3%
19	Grifols S.A. (a) (m)	643
1	Grifols S.A., Class B (a) (m)	39
26	Viscofan S.A. (m)	1,343

		2,025

	Sweden — 5.4%
230	BillerudKorsnas AB (m)	2,453
108	NCC AB, Class B (m)	2,510
136	Swedbank AB, Class A (m)	3,208
31	Trelleborg AB, Class B (m)	403

		8,574

	Switzerland — 7.8%
70	Credit Suisse Group AG (a) (m)	2,065
33	EFG Financial Products Holding AG (a) (m)	1,743
458	Ferrexpo plc (m)	1,848
249	STMicroelectronics N.V. (m)	2,155
11	Syngenta AG (m)	4,664

		12,475

	United Kingdom — 34.5%
145	ARM Holdings plc (m)	1,983
553	Ashtead Group plc (m)	3,979
73	Babcock International Group plc (m)	1,206
1,145	Barclays plc (m)	5,496
318	Barratt Developments plc (a) (m)	1,097
91	Berkeley Group Holdings plc (a) (m)	2,638
125	Diageo plc (m)	3,720
352	easyJet plc (m)	5,199
26	InterContinental Hotels Group plc (m)	769
2,525	ITV plc (m)	4,589
180	Lancashire Holdings Ltd. (m)	2,338
6,444	Lloyds Banking Group plc (a) (m)	5,274
127	Micro Focus International plc (m)	1,226
18	Next plc (m)	1,162
260	Old Mutual plc (m)	772
109	Persimmon plc (m)	1,458

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
214	Prudential plc (m)	3,250
75	Rio Tinto plc (m)	4,265
178	Tate & Lyle plc (m)	2,298
1,696	Taylor Wimpey plc (m)	1,914
18	Whitbread plc (m)	751

		55,384

	Total Common Stocks (Cost $125,694)	151,411

Preferred Stocks — 3.5%
	Germany — 3.5%
34	ProSiebenSat.1 Media AG (m)	1,169
18	Volkswagen AG (m)	4,432

	Total Preferred Stocks (Cost $4,182)	5,601

Short-Term Investment — 4.2%
	Investment Company — 4.2%
6,750	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $6,750)	6,750

	Total Investments — 102.2% (Cost $136,626)	163,762
	Liabilities in Excess of Other Assets — (2.2)%	(3,451)

	NET ASSETS — 100.0%	$160,311

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except for number of contracts)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	12.0%
Insurance	10.5
Capital Markets	6.5
Airlines	6.4
Metals & Mining	6.0
Chemicals	5.1
Food Products	4.6
Household Durables	4.3
Auto Components	3.7
Media	3.5
Automobiles	3.2
Aerospace & Defense	3.1
Semiconductors & Semiconductor Equipment	2.5
Trading Companies & Distributors	2.4
Beverages	2.3
Pharmaceuticals	2.0
Construction & Engineering	1.5
Industrial Conglomerates	1.5
Paper & Forest Products	1.5
Containers & Packaging	1.4
Food & Staples Retailing	1.4
Electric Utilities	1.2
Diversified Financial Services	1.2
Energy Equipment & Services	1.2
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	5.9
Short-Term Investment	4.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
54	Dow Jones Euro STOXX 50 Index	03/15/13	$1,988	$(3)
8	FTSE 100 Index	03/15/13	794	13

				$10

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $157,012,000 and 95.9% respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,230
Aggregate gross unrealized depreciation	(94)

Net unrealized appreciation/depreciation	$27,136

Federal income tax cost of investments	$136,626

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except for number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,750	$157,012	$—	$163,762
Appreciation in Other Financial Instruments
Futures Contracts	$13	$—	$—	$13
Depreciation in Other Financial Instruments
Futures Contracts	$(3)	$—	$—	$(3)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Australia — 6.0%
141	Australia & New Zealand Banking Group Ltd. (m)	3,908

165	BHP Billiton Ltd. (m)	6,474
34	Commonwealth Bank of Australia (m)	2,281
33	Flight Centre Ltd. (m)	1,038
42	Macquarie Group Ltd. (m)	1,683
124	Suncorp Group Ltd. (m)	1,376
45	Wesfarmers Ltd. (m)	1,757
131	Westfield Group (m)	1,524
142	Westpac Banking Corp. (m)	4,151

		24,192

	Austria — 0.6%
8	ams AG (m)	971
24	Andritz AG (m)	1,557

		2,528

	Belgium — 1.6%
33	Anheuser-Busch InBev N.V. (m)	2,945
18	Delhaize Group S.A. (m)	871
11	Solvay S.A. (m)	1,746
18	Umicore S.A. (m)	932

		6,494

	Bermuda — 0.3%
22	Signet Jewelers Ltd. (m)	1,356

	Brazil — 0.6%
42	Cielo S.A. (m)	1,191
62	Petroleo Brasileiro S.A., ADR (m)	1,142

		2,333

	China — 1.8%
2,341	China Construction Bank Corp., Class H (m)	2,019
880	China Minsheng Banking Corp., Ltd., Class H (m)	1,264
261	China Shenhua Energy Co., Ltd., Class H (m)	1,120
2,491	Industrial & Commercial Bank of China Ltd., Class H (m)	1,876
216	Sands China Ltd. (m)	1,092

		7,371

	Denmark — 1.2%
14	Carlsberg A/S, Class B (m)	1,507
42	H Lundbeck A/S (m)	668
14	Novo Nordisk A/S, Class B (m)	2,556

		4,731

	Finland — 0.5%
17	Metso OYJ (m)	763
111	UPM-Kymmene OYJ (m)	1,358

		2,121

	France — 9.3%
37	Accor S.A. (m)	1,443
201	AXA S.A. (m)	3,725
51	BNP Paribas S.A. (m)	3,216
35	Cap Gemini S.A. (m)	1,692
10	Cie Generale des Etablissements Michelin, Class B (m)	940
24	Lafarge S.A. (m)	1,448
7	LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,339
10	Pernod-Ricard S.A. (m)	1,263
10	PPR (m)	2,065
60	Rexel S.A. (m)	1,266
64	Sanofi (m)	6,255
25	Schneider Electric S.A. (m)	1,939
44	Societe Generale S.A. (a) (m)	1,992
94	Total S.A. (m)	5,090
29	Vinci S.A. (m)	1,479
44	Vivendi S.A. (m)	943
12	Zodiac Aerospace (m)	1,267

		37,362

	Germany — 8.7%
28	Allianz SE (m)	4,034
56	BASF SE (m)	5,667
54	Bayer AG (m)	5,346
20	Bayerische Motoren Werke AG (m)	2,021
14	Bilfinger Berger SE (m)	1,422
12	Continental AG (m)	1,356
57	Deutsche Bank AG (m)	2,964
71	Deutsche Post AG (m)	1,672
54	Freenet AG (m)	1,153
10	Fresenius SE & Co. KGaA (m)	1,242
8	Linde AG (m)	1,382
47	SAP AG (m)	3,854
16	Siemens AG (m)	1,758
28	Suedzucker AG (m)	1,202

		35,073

	Hong Kong — 2.4%
95	Cheung Kong Holdings Ltd. (m)	1,558
468	China Overseas Land & Investment Ltd. (m)	1,451

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Hong Kong — Continued
337	Hang Lung Properties Ltd. (m)	1,273
132	Hutchison Whampoa Ltd. (m)	1,475
16	Jardine Matheson Holdings Ltd. (m)	1,012
90	Swire Pacific Ltd., Class A (m)	1,155
173	Wharf Holdings Ltd. (m)	1,524

		9,448

	India — 1.0%
30	Axis Bank Ltd. (m)	859
19	HDFC Bank Ltd., ADR (m)	749
26	ICICI Bank Ltd., ADR (m)	1,191
143	Yes Bank Ltd. (m)	1,406

		4,205

	Indonesia — 0.3%
1,226	Bank Rakyat Indonesia Persero Tbk PT (m)	1,001

	Ireland — 0.8%
119	Glanbia plc (m)	1,327
24	Kerry Group plc, Class A (m)	1,247
20	Ryanair Holdings plc, ADR (m)	795

		3,369

	Israel — 0.3%
32	Teva Pharmaceutical Industries Ltd., ADR (m)	1,221

	Italy — 1.8%
124	Eni S.p.A. (m)	3,095
88	Pirelli & C. S.p.A. (m)	1,082
72	Prada S.p.A. (m)	643
247	Snam S.p.A. (m)	1,247
8	Tod’s S.p.A. (m)	1,129

		7,196

	Japan — 16.3%
114	Anritsu Corp. (m)	1,463
159	Asahi Glass Co., Ltd. (m)	1,055
51	Asahi Group Holdings Ltd. (m)	1,080
30	Astellas Pharma, Inc. (m)	1,537
61	Bridgestone Corp. (m)	1,587
29	Canon, Inc. (m)	1,071
61	Century Tokyo Leasing Corp. (m)	1,365
141	Chiba Bank Ltd. (The) (m)	879
66	Daihatsu Motor Co., Ltd. (m)	1,373
14	Daito Trust Construction Co., Ltd. (m)	1,370
85	Daiwa House Industry Co., Ltd. (m)	1,562
29	Dena Co., Ltd. (m)	914
24	FamilyMart Co., Ltd. (m)	976
225	Fukuoka Financial Group, Inc. (m)	947
262	Hitachi Ltd. (m)	1,555
83	Honda Motor Co., Ltd. (m)	3,141
263	Isuzu Motors Ltd. (m)	1,649
129	ITOCHU Corp. (m)	1,453
21	Itochu Techno-Solutions Corp. (m)	924
57	Japan Tobacco, Inc. (m)	1,763
209	JX Holdings, Inc. (m)	1,235
62	Komatsu Ltd. (m)	1,652
118	Kubota Corp. (m)	1,348
32	Makita Corp. (m)	1,549
204	Marubeni Corp. (m)	1,498
80	Medipal Holdings Corp. (m)	1,012
77	Mitsubishi Corp. (m)	1,620
617	Mitsubishi UFJ Financial Group, Inc. (m)	3,511
57	Mitsui & Co., Ltd. (m)	860
55	Mitsui Fudosan Co., Ltd. (m)	1,257
18	Murata Manufacturing Co., Ltd. (m)	1,092
26	Nippon Telegraph & Telephone Corp. (m)	1,068
181	Nissan Motor Co., Ltd. (m)	1,852
1	NTT DOCOMO, Inc. (m)	1,076
12	ORIX Corp. (m)	1,308
144	Sekisui Chemical Co., Ltd. (m)	1,387
39	Seven & I Holdings Co., Ltd. (m)	1,173
23	Shin-Etsu Chemical Co., Ltd. (m)	1,413
38	Softbank Corp. (m)	1,365
75	Sony Corp. (m)	1,117
32	Sugi Holdings Co., Ltd. (m)	1,094
109	Sumitomo Corp. (m)	1,415
76	Sumitomo Mitsui Financial Group, Inc. (m)	3,053
38	Toyoda Gosei Co., Ltd. (m)	851
68	Toyota Motor Corp. (m)	3,224

		65,694

	Netherlands — 6.0%
195	Aegon N.V. (m)	1,301
22	Akzo Nobel N.V. (m)	1,490
12	ASML Holding N.V. (m)	918
13	Fugro N.V., CVA (m)	805
13	Gemalto N.V. (m)	1,120
208	ING Groep N.V., CVA (a) (m)	2,104
20	Koninklijke DSM N.V. (m)	1,227
56	Koninklijke Philips Electronics N.V. (m)	1,731

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Netherlands — Continued
16	Nutreco N.V. (m)	1,436
226	Royal Dutch Shell plc, Class B (m)	8,215
90	Unilever N.V., CVA (m)	3,632

		23,979

	Norway — 1.1%
119	DnB ASA (m)	1,665
63	Petroleum Geo-Services ASA (m)	1,124
71	Telenor ASA (m)	1,562

		4,351

	Singapore — 0.3%
128	Keppel Corp., Ltd. (m)	1,189

	South Africa — 0.2%
29	Tiger Brands Ltd. (m)	952

	South Korea — 0.7%
6	Hyundai Motor Co. (m)	1,121
1	Samsung Electronics Co., Ltd. (m)	1,487

		2,608

	Spain — 1.8%
50	Amadeus IT Holding S.A., Class A (m)	1,249
224	Banco Bilbao Vizcaya Argentaria S.A. (m)	2,230
56	Endesa S.A. (m)	1,336
72	Ferrovial S.A. (m)	1,159
71	Gas Natural SDG S.A. (m)	1,412

		7,386

	Sweden — 1.0%
38	Electrolux AB, Series B, (m)	1,012
59	NCC AB, Class B (m)	1,370
42	Svenska Handelsbanken AB, Class A (m)	1,716

		4,098

	Switzerland — 11.2%
18	Actelion Ltd. (a) (m)	881
21	Adecco S.A. (a) (m)	1,212
28	Cie Financiere Richemont S.A., Class A	2,270
119	Credit Suisse Group AG (a) (m)	3,525
235	Ferrexpo plc (m)	949
2	Galenica AG (m)	991
73	GAM Holding AG (a) (m)	1,201
191	Glencore International plc (m)	1,189
18	Holcim Ltd. (a) (m)	1,417
123	Nestle S.A. (m)	8,621
97	Novartis AG (m)	6,607
90	OC Oerlikon Corp. AG (a) (m)	1,108
32	Roche Holding AG (m)	7,119
3	Swatch Group AG (The) (m)	1,462
83	UBS AG (a) (m)	1,438
129	Xstrata plc (m)	2,418
9	Zurich Insurance Group AG (a) (m)	2,655

		45,063

	Taiwan — 0.3%
56	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	1,000

	United Kingdom — 21.0%
222	Aberdeen Asset Management plc (m)	1,419
106	ARM Holdings plc (m)	1,448
56	Associated British Foods plc (m)	1,565
47	AstraZeneca plc (m)	2,260
376	Aviva plc (m)	2,192
747	Barclays plc (m)	3,585
158	BG Group plc (m)	2,802
19	BHP Billiton plc (m)	652
412	BP plc (m)	3,051
86	British American Tobacco plc (m)	4,492
135	British Land Co. plc (m)	1,207
381	BT Group plc (m)	1,503
152	BTG plc (a) (m)	803
63	Burberry Group plc (m)	1,344
23	Carnival plc (m)	935
233	Centrica plc (m)	1,291
114	Daily Mail & General Trust plc, Class A (m)	1,081
74	Diageo plc (m)	2,196
106	easyJet plc (m)	1,564
151	Eurasian Natural Resources Corp. plc (m)	788
164	GlaxoSmithKline plc (m)	3,748
650	HSBC Holdings plc (m)	7,389
48	Imperial Tobacco Group plc (m)	1,791
179	Inchcape plc (m)	1,347
49	InterContinental Hotels Group plc (m)	1,434
691	ITV plc (m)	1,257
171	J Sainsbury plc (m)	898
543	Legal & General Group plc (m)	1,312
197	Meggitt plc (m)	1,358
94	Persimmon plc (m)	1,255
39	Petrofac Ltd. (m)	1,000
196	Prudential plc (m)	2,982
67	Resolution Ltd. (m)	278
104	Rio Tinto plc (m)	5,903

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
30	Spectris plc (m)	1,067
182	Standard Chartered plc (m)	4,841
1,244	Taylor Wimpey plc (m)	1,403
66	Travis Perkins plc (m)	1,270
2,282	Vodafone Group plc (m)	6,228
93	WPP plc (m)	1,455

		84,394

	Total Common Stocks (Cost $309,972)	390,715

Preferred Stocks — 1.7%
	Germany — 1.4%
16	Henkel AG & Co. KGaA (m)	1,441
16	Volkswagen AG (m)	3,947

		5,388

	Italy — 0.3%
1,459	Telecom Italia S.p.A. (m)	1,246

	Total Preferred Stocks (Cost $4,742)	6,634

Short-Term Investment — 0.3%
	Investment Company — 0.3%
1,211	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $1,211)	1,211

	Total Investments — 99.1% (Cost $315,925)	398,560
	Other Assets in Excess of Liabilities — 0.9%	3,636

	NET ASSETS — 100.0%	$402,196

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.0%
Pharmaceuticals	9 .8
Oil, Gas & Consumable Fuels	6 .5
Food Products	5 .0
Insurance	5 .0
Metals & Mining	4 .8
Automobiles	4 .6
Chemicals	3 .2
Capital Markets	3 .1
Real Estate Management & Development	2 .8
Wireless Telecommunication Services	2 .5
Trading Companies & Distributors	2 .4
Beverages	2 .3
Textiles, Apparel & Luxury Goods	2 .1
Tobacco	2 .0
Machinery	2 .0
Industrial Conglomerates	1 .8
Food & Staples Retailing	1 .7
Diversified Telecommunication Services	1 .6
Household Durables	1 .5
Hotels, Restaurants & Leisure	1 .5
Semiconductors & Semiconductor Equipment	1 .5
Auto Components	1 .5
Electronic Equipment, Instruments & Components	1 .3
IT Services	1 .3
Diversified Financial Services	1 .2
Construction & Engineering	1 .0
Software	1 .0
Media	1 .0
Others (each less than 1.0%)	9 .7
Short-Term Investment	0 .3

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $390,060,000 and 97.9% respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,481
Aggregate gross unrealized depreciation	(1,846)

Net unrealized appreciation/depreciation	$82,635

Federal income tax cost of investments	$315,925

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$24,192	$—	$24,192
Austria	—	2,528	—	2,528
Belgium	—	6,494	—	6,494
Bermuda	—	1,356	—	1,356
Brazil	2,333	–	—	2,333
China	—	7,371	—	7,371
Denmark	—	4,731	—	4,731
Finland	—	2,121	—	2,121
France	—	37,362	—	37,362
Germany	—	35,073	—	35,073
Hong Kong	—	9,448	—	9,448
India	1,940	2,265	—	4,205
Indonesia	—	1,001	—	1,001
Ireland	795	2,574	—	3,369
Israel	1,221	—	—	1,221
Italy	—	7,196	—	7,196
Japan	—	65,694	—	65,694
Netherlands	—	23,979	—	23,979
Norway	—	4,351	—	4,351
Singapore	—	1,189	—	1,189
South Africa	—	952	—	952
South Korea	—	2,608	—	2,608
Spain	—	7,386	—	7,386
Sweden	—	4,098	—	4,098
Switzerland	—	45,063	—	45,063
Taiwan	1,000	–	—	1,000
United Kingdom	—	84,394	—	84,394

Total Common Stocks	7,289	383,426	—	390,715

Preferred Stocks
Germany	—	5,388	—	5,388
Italy	—	1,246	—	1,246

Total Preferred Stocks	—	6,634	—	6,634

Short-Term Investment
Investment Company	1,211	—	—	1,211

Total Investments in Securities	$8,500	$390,060	$—	$398,560

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 76.9%
	Bermuda — 0.7%
52	Wilson Sons Ltd., BDR (m)	829

	Brazil — 38.4%
70	Anhanguera Educacional Participacoes SA (m)	1,364
119	Arezzo Industria e Comercio S.A. (m)	2,238
277	Banco Bradesco S.A., ADR (m)	5,087
300	Banco Santander Brasil S.A. (m)	2,208
405	BM&FBovespa S.A. (m)	2,838
100	BR Malls Participacoes S.A. (m)	1,288
92	BR Properties S.A. (m)	1,190
140	Brasil Brokers Participacoes S.A. (m)	444
69	BRF—Brasil Foods S.A. (m)	1,525
76	BRF—Brasil Foods S.A., ADR (m)	1,689
139	CCR S.A. (m)	1,435
63	Cia Energetica de Minas Gerais, ADR (m)	696
22	Cia Hering (m)	424
41	Cielo S.A. (m)	1,154
279	Embraer S.A. (m)	2,305
99	Iochpe-Maxion S.A. (m)	1,301
122	Localiza Rent A Car S.A. (m)	2,245
77	Lojas Renner S.A. (m)	3,081
82	Mills Estruturas e Servicos de Engenharia S.A. (m)	1,379
339	MRV Engenharia e Participacoes S.A. (m)	1,940
93	Multiplus S.A. (m)	2,007
346	Odontoprev S.A. (m)	1,764
92	Raia Drogasil S.A. (m)	1,030
119	Souza Cruz S.A. (m)	1,967
55	Ultrapar Participacoes S.A., ADR (m)	1,325
71	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (m)	1,514
99	WEG S.A. (m)	1,257

		46,695

	Chile — 2.8%
3,704	CFR Pharmaceuticals S.A. (m)	974
203	S.A.C.I. Falabella (m)	2,364

		3,338

	Colombia — 1.7%
90	Pacific Rubiales Energy Corp. (m)	2,105

	Luxembourg — 1.0%
29	Tenaris S.A., ADR (m)	1,225

	Mexico — 22.6%
1,047	Alfa S.A.B. de C.V., Class A (m)	2,525
126	America Movil S.A.B. de C.V., ADR (m)	3,173
157	Cemex S.A.B. de C.V., ADR (a) (m)	1,707
1,877	Compartamos S.A.B. de C.V. (m)	2,915
325	Fibra Uno Administracion S.A. de C.V. (m)	1,017
41	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	4,371
16	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	1,943
325	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	2,238
900	Mexichem S.A.B. de C.V. (m)	5,091
749	Wal-Mart de Mexico S.A.B. de C.V. (m)	2,425

		27,405

	Panama — 2.3%
26	Copa Holdings S.A., Class A (m)	2,797

	Peru — 4.1%
22	Credicorp Ltd. (m)	3,393
42	Intercorp Financial Services, Inc. (m)	1,619

		5,012

	United Kingdom — 1.2%
83	Antofagasta plc (m)	1,496

	United States — 2.1%
48	First Cash Financial Services, Inc. (a) (m)	2,557

	Total Common Stocks (Cost $77,691)	93,459

Preferred Stocks — 19.2%
	Brazil — 18.7%
192	Alpargatas S.A. (m)	1,391
21	Banco Bradesco S.A. (m)	379
291	Banco do Estado do Rio Grande do Sul S.A. (m)	2,489
29	Cia Brasileira de Distribuicao Grupo Pao de Acucar (m)	1,368
83	Cia de Bebidas das Americas, ADR (m)	3,920
224	Gerdau S.A. (m)	1,963
412	Itau Unibanco Holding S.A., ADR (m)	7,106
255	Marcopolo S.A. (m)	1,722
66	Telefonica Brasil S.A. (m)	1,657
131	Usinas Siderurgicas de Minas Gerais S.A., Class A (m)	682

		22,677

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Chile — 0.5%
10	Sociedad Quimica y Minera de Chile S.A., Class B (m)	593

	Total Preferred Stocks (Cost $20,964)	23,270

Short Term Investment — 3.2%
	Investment Company — 3.2%
3,851	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $3,851)	3,851

	Total Investments — 99.3% (Cost $102,506)	120,580
	Other Assets in Excess of Liabilities — 0.7%	868

	NET ASSETS — 100.0%	$121,448

Percentages indicated are based on net assets.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	19.0%
Beverages	6.9
Chemicals	4.7
Consumer Finance	4.5
Multiline Retail	4.5
Food & Staples Retailing	4.0
Diversified Financial Services	3.7
Machinery	3.5
Transportation Infrastructure	3.5
Metals & Mining	3.4
Textiles, Apparel & Luxury Goods	3.0
Commercial Services & Supplies	2.9
Oil, Gas & Consumable Fuels	2.8
Food Products	2.7
Wireless Telecommunication Services	2.6
Real Estate Management & Development	2.4
Airlines	2.3
Industrial Conglomerates	2.1
Aerospace & Defense	1.9
Road & Rail	1.9
Tobacco	1.6
Household Durables	1.6
Health Care Providers & Services	1.5
Construction Materials	1.4
Diversified Telecommunication Services	1.4
Trading Companies & Distributors	1.1
Diversified Consumer Services	1.1
Energy Equipment & Services	1.0
IT Services	1.0
Others (each less than 1.0%)	2.8
Short-Term Investment	3.2

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,496,000 and 1.2% respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,478
Aggregate gross unrealized depreciation	(1,404)

Net unrealized appreciation/depreciation	$18,074

Federal income tax cost of investments	$102,506

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Bermuda	$829	$—	$—	$829
Brazil	46,695	—	—	46,695
Chile	3,338	—	—	3,338
Colombia	2,105	—	—	2,105
Luxembourg	1,225	—	—	1,225
Mexico	27,405	—	—	27,405
Panama	2,797	—	—	2,797
Peru	5,012	—	—	5,012
United Kingdom	—	1,496	—	1,496
United States	2,557	—	—	2,557

Total Common Stocks	91,963	1,496	—	93,459

Preferred Stocks
Brazil	22,677	—	—	22,677
Chile	593	—	—	593

Total Preferred Stocks	23,270	—	—	23,270

Short-Term Investment
Investment Company	3,851	—	—	3,851

Total Investments in Securities	$119,084	$1,496	$—	$120,580

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.0% (j)
Common Stocks — 88.1%
	Consumer Discretionary — 9.8%
	Hotels, Restaurants & Leisure — 0.7%
600	Penn National Gaming, Inc. (a)	29,196

	Internet & Catalog Retail — 1.1%
1,730	HomeAway, Inc. (a)	41,468

	Specialty Retail — 6.3%
1,875	Home Depot, Inc. (The)	125,475
680	Ross Stores, Inc.	40,596
440	Tractor Supply Co.	45,615
970	Urban Outfitters, Inc. (a)	41,506

		253,192

	Textiles, Apparel & Luxury Goods — 1.7%
1,229	Michael Kors Holdings Ltd., (Hong Kong) (a)	68,984

	Total Consumer Discretionary	392,840

	Energy — 7.2%
	Energy Equipment & Services — 2.7%
860	Cameron International Corp. (a)	54,447
882	Oceaneering International, Inc.	55,751

		110,198

	Oil, Gas & Consumable Fuels — 4.5%
813	Cabot Oil & Gas Corp.	42,910
810	Concho Resources, Inc. (a)	73,888
950	Range Resources Corp.	63,812

		180,610

	Total Energy	290,808

	Health Care — 30.0%
	Biotechnology — 7.3%
3,672	Aegerion Pharmaceuticals, Inc. (a)	103,955
8,574	Halozyme Therapeutics, Inc. (a)	57,360
810	Onyx Pharmaceuticals, Inc. (a)	62,791
6,116	Synta Pharmaceuticals Corp. (a)	68,499

		292,605

	Health Care Equipment & Supplies — 5.9%
4,591	Novadaq Technologies, Inc., (Canada) (a)	43,110
7,655	Syneron Medical Ltd., (Israel) (a)	78,234
1,926	Tornier N.V., (Netherlands) (a)	33,204
37,427	Unilife Corp. (a)	83,088

		237,636

	Health Care Providers & Services — 6.7%
4,199	Acadia Healthcare Co., Inc. (a)	107,369
2,538	Brookdale Senior Living, Inc. (a)	68,551
1,242	Humana, Inc.	92,355

		268,275

	Health Care Technology — 1.3%
1,944	Vocera Communications, Inc. (a)	51,049

	Life Sciences Tools & Services — 2.4%
5,819	Fluidigm Corp. (a)	96,014

	Pharmaceuticals — 6.4%
1,323	Actavis, Inc. (a)	114,294
5,230	Nektar Therapeutics (a)	44,821
1,485	Valeant Pharmaceuticals International, Inc., (Canada) (a)	98,485

		257,600

	Total Health Care	1,203,179

	Industrials — 20.2%
	Building Products — 3.1%
3,797	Fortune Brands Home & Security, Inc. (a)	124,313

	Construction & Engineering — 2.4%
1,501	Fluor Corp.	97,310

	Electrical Equipment — 1.5%
1,650	Generac Holdings, Inc.	61,347

	Machinery — 2.6%
1,487	Pall Corp.	101,562

	Road & Rail — 7.9%
1,471	Canadian Pacific Railway Ltd., (Canada)	169,945
2,160	J.B. Hunt Transport Services, Inc.	145,303

		315,248

	Trading Companies & Distributors — 2.7%
1,384	MSC Industrial Direct Co., Inc., Class A	109,502

	Total Industrials	809,282

	Information Technology — 13.6%
	Communications Equipment — 3.4%
783	F5 Networks, Inc. (a)	82,121
972	Palo Alto Networks, Inc. (a)	53,810

		135,931

	Computers & Peripherals — 1.9%
163	Apple, Inc.	74,215

	Internet Software & Services — 4.2%
1,148	Demandware, Inc. (a)	36,495
756	LinkedIn Corp., Class A (a)	93,585
740	OpenTable, Inc. (a)	38,991

		169,071

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — 1.3%
810	Teradata Corp. (a)	53,994

	Software — 2.8%
1,593	Imperva, Inc. (a)	54,640
1,755	Splunk, Inc. (a)	57,845

		112,485

	Total Information Technology	545,696

	Materials — 7.3%
	Chemicals — 7.3%
1,001	PPG Industries, Inc.	138,008
950	Sherwin-Williams Co. (The)	154,033

	Total Materials	292,041

	Total Common Stocks (Cost $3,089,912)	3,533,846

Short-Term Investment — 11.9%
	Investment Company — 11.9%
475,846	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $475,846)	475,846

	Total Investments — 100.0% (Cost $3,565,758)	4,009,692
	Liabilities in Excess of Other Assets — 0.0%	(919)

	NET ASSETS — 100.0%	$4,008,773

Short Positions — 36.7%
Common Stocks — 36.7%
	Consumer Discretionary — 7.4%
	Auto Components — 0.8%
980	Johnson Controls, Inc.	30,468

	Hotels, Restaurants & Leisure — 3.7%
791	Bally Technologies, Inc. (a)	38,095
1,748	Dunkin’ Brands Group, Inc.	63,819
1,620	International Game Technology	24,899
1,470	Pinnacle Entertainment, Inc. (a)	22,859

		149,672

	Multiline Retail — 0.7%
1,380	J.C. Penney Co., Inc.	28,055

	Specialty Retail — 2.2%
750	Abercrombie & Fitch Co., Class A	37,500
510	Dick’s Sporting Goods, Inc.	24,271
527	Hibbett Sports, Inc. (a)	27,752

		89,523

	Total Consumer Discretionary	297,718

	Energy — 5.3%
	Energy Equipment & Services — 0.9%
2,852	Weatherford International Ltd., (Switzerland) (a)	38,074

	Oil, Gas & Consumable Fuels — 4.4%
1,512	Berry Petroleum Co., Class A	55,672
2,012	Bill Barrett Corp. (a)	32,132
2,851	Comstock Resources, Inc. (a)	41,596
512	Occidental Petroleum Corp.	45,194

		174,594

	Total Energy	212,668

	Health Care — 14.6%
	Biotechnology — 1.0%
1,426	Genomic Health, Inc. (a)	39,999

	Health Care Equipment & Supplies — 5.9%
3,193	ABIOMED, Inc. (a)	44,542
450	HeartWare International, Inc. (a)	40,671
1,008	St. Jude Medical, Inc.	41,026
1,495	Zimmer Holdings, Inc.	111,527

		237,766

	Health Care Providers & Services — 3.4%
900	Community Health Systems, Inc.	34,497
3,238	Health Management Associates, Inc., Class A (a)	33,805
1,172	Universal Health Services, Inc., Class B	66,382

		134,684

	Life Sciences Tools & Services — 2.4%
9,951	Affymetrix, Inc. (a)	37,714
1,659	QIAGEN N.V., (Netherlands) (a)	34,839
5,640	Sequenom, Inc. (a)	23,406

		95,959

	Pharmaceuticals — 1.9%
1,566	Hospira, Inc. (a)	53,432
2,046	Vivus, Inc. (a)	24,777

		78,209

	Total Health Care	586,617

	Industrials — 6.4%
	Air Freight & Logistics — 1.3%
822	C.H. Robinson Worldwide, Inc.	54,376

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — 5.1%
1,845	Donaldson Co., Inc.	69,390
2,865	Harsco Corp.	73,029
1,473	Kennametal, Inc.	60,408

		202,827

	Total Industrials	257,203

	Information Technology — 2.4%
	Communications Equipment — 1.4%
2,387	Juniper Networks, Inc. (a)	53,421

	Semiconductors & Semiconductor Equipment — 1.0%
1,953	Intel Corp.	41,091

	Total Information Technology	94,512

	Materials — 0.6%
	Metals & Mining — 0.6%
649	Cliffs Natural Resources, Inc.	24,214

	Total Short Positions (Proceeds $1,466,233)	$1,472,932

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(8)	E-mini S&P 500	03/15/13	$(597,320)	$(20,796)

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,691
Aggregate gross unrealized depreciation	(91,757)

Net unrealized appreciation/depreciation	$443,934

Federal income tax cost of investments	$3,565,758

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,009,692	$—	$—	$4,009,692
Total Liabilities (a)	$(1,472,932)	$—	$—	$(1,472,932)
Depreciation in Other Financial Instruments
Futures Contracts	$(20,796)	$—	$—	$(20,796)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 104.8% (j)
Common Stocks — 104.8%
	Consumer Discretionary — 16.1%
	Auto Components — 2.0%
1	BorgWarner, Inc. (a)	94
22	Johnson Controls, Inc.	679
5	Lear Corp.	242
4	TRW Automotive Holdings Corp. (a)	240

		1,255

	Automobiles — 1.4%
32	General Motors Co. (a)	894

	Hotels, Restaurants & Leisure — 0.6%
3	Carnival Corp.	125
6	Royal Caribbean Cruises Ltd.	213

		338

	Household Durables — 0.7%
4	Lennar Corp., Class A	181
10	PulteGroup, Inc. (a)	199
1	Ryland Group, Inc. (The)	29

		409

	Internet & Catalog Retail — 1.4%
2	Amazon.com, Inc. (a)	528
5	Expedia, Inc.	342

		870

	Media — 5.8%
26	CBS Corp. (Non-Voting), Class B	1,068
7	DISH Network Corp., Class A	271
3	Time Warner Cable, Inc.	248
40	Time Warner, Inc.	2,043

		3,630

	Multiline Retail — 0.7%
7	Target Corp.	436

	Specialty Retail — 2.4%
1	AutoZone, Inc. (a)	307
6	Home Depot, Inc. (The)	426
7	Lowe’s Cos., Inc.	272
5	Ross Stores, Inc.	319
4	TJX Cos., Inc.	193

		1,517

	Textiles, Apparel & Luxury Goods — 1.1%
4	Coach, Inc.	182
2	Lululemon Athletica, Inc., (Canada) (a)	167
2	V.F. Corp.	344

		693

	Total Consumer Discretionary	10,042

	Consumer Staples — 11.4%
	Beverages — 3.3%
3	Beam, Inc.	192
10	Coca-Cola Co. (The)	372
30	Coca-Cola Enterprises, Inc.	1,051
1	Constellation Brands, Inc., Class A (a)	18
4	Dr. Pepper Snapple Group, Inc.	166
3	PepsiCo, Inc.	241

		2,040

	Food Products — 6.2%
15	Archer-Daniels-Midland Co.	417
23	Campbell Soup Co.	850
24	ConAgra Foods, Inc.	793
27	General Mills, Inc.	1,129
16	Mondelez International, Inc., Class A	442
13	Tyson Foods, Inc., Class A	284

		3,915

	Household Products — 1.4%
2	Colgate-Palmolive Co.	215
6	Energizer Holdings, Inc.	500
2	Kimberly-Clark Corp.	190

		905

	Tobacco — 0.5%
3	Philip Morris International, Inc.	299

	Total Consumer Staples	7,159

	Energy — 4.8%
	Energy Equipment & Services — 1.5%
3	Baker Hughes, Inc.	114
2	Ensco plc, (United Kingdom), Class A	128
5	Halliburton Co.	221
2	National Oilwell Varco, Inc.	133
4	Schlumberger Ltd.	349

		945

	Oil, Gas & Consumable Fuels — 3.3%
2	Anadarko Petroleum Corp.	164
14	Cheniere Energy, Inc. (a)	294
1	EOG Resources, Inc.	176
5	Marathon Petroleum Corp.	349
8	Occidental Petroleum Corp.	663
2	Peabody Energy Corp.	53

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Oil, Gas & Consumable Fuels — Continued
9		Williams Cos., Inc. (The)	327

			2,026

		Total Energy	2,971

		Financials — 22.6%
		Capital Markets — 2.2%
1		Ameriprise Financial, Inc.	48
2		Goldman Sachs Group, Inc. (The)	275
13		Invesco Ltd.	360
14		Morgan Stanley	308
5		State Street Corp.	257
8		TD Ameritrade Holding Corp.	148

			1,396

		Commercial Banks — 2.2%
4		CIT Group, Inc. (a)	154
6		Comerica, Inc.	206
5		East West Bancorp, Inc.	106
19		Regions Financial Corp.	149
5		SunTrust Banks, Inc.	141
16		Wells Fargo & Co.	541
3		Zions Bancorp	63

			1,360

		Consumer Finance — 0.4%
4		American Express Co.	216

		Diversified Financial Services — 2.0%
50		Bank of America Corp.	571
10		Citigroup, Inc.	413
3		CME Group, Inc.	150
1		IntercontinentalExchange, Inc. (a)	137

			1,271

		Insurance — 6.1%
15		ACE Ltd., (Switzerland)	1,301
2		Aflac, Inc. (m)	93
2		Assurant, Inc.	66
14		Axis Capital Holdings Ltd., (Bermuda)	539
5		Everest Re Group Ltd., (Bermuda)	549
11		Hartford Financial Services Group, Inc.	262
19		MetLife, Inc.	711
5		Prudential Financial, Inc.	262

			3,783

		Real Estate Investment Trusts (REITs) — 9.7%
14		American Campus Communities, Inc.	632
11		Apartment Investment & Management Co., Class A	305
3		AvalonBay Communities, Inc.	439
1		Boston Properties, Inc.	124
6		CBL & Associates Properties, Inc.	122
4		CubeSmart	63
4		Digital Realty Trust, Inc.	262
11		Duke Realty Corp.	165
2		Equity Residential	136
3		Extra Space Storage, Inc.	102
5		HCP, Inc.	251
13		Highwoods Properties, Inc.	483
12		Kimco Realty Corp.	249
16		LaSalle Hotel Properties	437
15		Liberty Property Trust	604
8		National Retail Properties, Inc.	252
6		Post Properties, Inc.	277
2		Public Storage	374
3		Simon Property Group, Inc. (m)	500
13		Sunstone Hotel Investors, Inc. (a)	152
2		Ventas, Inc.	164

			6,093

		Total Financials	14,119

		Health Care — 12.7%
		Biotechnology — 3.5%
2		Alexion Pharmaceuticals, Inc. (a) (m)	156
5		Biogen Idec, Inc. (a)	831
7		Celgene Corp. (a)	723
5		Dendreon Corp. (a)	30
3		Onyx Pharmaceuticals, Inc. (a)	215
6		Vertex Pharmaceuticals, Inc. (a)	260

			2,215

		Health Care Equipment & Supplies — 2.3%
—	(h)	Abbott Laboratories (m)	2
54		Boston Scientific Corp. (a)	406
11		CareFusion Corp. (a)	354
11		Covidien plc, (Ireland)	709

			1,471

		Health Care Providers & Services — 2.3%
5		DaVita HealthCare Partners, Inc. (a)	593
5		Humana, Inc.	401
8		UnitedHealth Group, Inc.	462

			1,456

		Health Care Technology — 0.3%
2		Cerner Corp. (a)	160

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Life Sciences Tools & Services — 0.6%
2	Mettler-Toledo International, Inc. (a)	361

	Pharmaceuticals — 3.7%
4	Allergan, Inc. (m)	367
38	Merck & Co., Inc.	1,646
3	Mylan, Inc. (a)	71
10	Warner Chilcott plc, (Ireland), Class A	145
3	Zoetis, Inc. (a)	73

		2,302

	Total Health Care	7,965

	Industrials — 11.1%
	Aerospace & Defense — 1.8%
13	United Technologies Corp.	1,130

	Building Products — 0.5%
16	Masco Corp.	286

	Commercial Services & Supplies — 0.9%
19	Tyco International Ltd., (Switzerland)	564

	Construction & Engineering — 1.1%
11	Fluor Corp.	716

	Electrical Equipment — 1.7%
18	Emerson Electric Co.	1,049

	Machinery — 2.6%
2	Deere & Co.	160
20	PACCAR, Inc.	943
5	Pentair Ltd., (Switzerland)	248
4	SPX Corp.	284

		1,635

	Road & Rail — 2.1%
29	CSX Corp.	645
2	Norfolk Southern Corp.	137
4	Union Pacific Corp.	514

		1,296

	Trading Companies & Distributors — 0.4%
1	W.W. Grainger, Inc.	268

	Total Industrials	6,944

	Information Technology — 14.9%
	Communications Equipment — 2.3%
24	Cisco Systems, Inc.	498
8	Juniper Networks, Inc. (a)	175
11	QUALCOMM, Inc.	758

		1,431

	Computers & Peripherals — 0.8%
1	Apple, Inc.	499

	Internet Software & Services — 2.2%
7	eBay, Inc. (a)	364
1	Facebook, Inc., Class A (a)	29
1	Google, Inc., Class A (a)	997

		1,390

	IT Services — 1.6%
4	Cognizant Technology Solutions Corp., Class A (a)	327
4	Fidelity National Information Services, Inc.	151
6	Genpact Ltd.	96
2	Jack Henry & Associates, Inc.	63
2	Visa, Inc., Class A	363

		1,000

	Semiconductors & Semiconductor Equipment — 5.2%
8	Altera Corp.	263
3	ASML Holding N.V., (Netherlands), Reg. S	192
4	Avago Technologies Ltd., (Singapore)	140
19	Broadcom Corp., Class A	605
16	Freescale Semiconductor Ltd. (a)	237
3	KLA-Tencor Corp.	175
21	Lam Research Corp. (a)	852
39	LSI Corp. (a)	274
1	Maxim Integrated Products, Inc.	35
13	Xilinx, Inc.	461

		3,234

	Software — 2.8%
6	Adobe Systems, Inc. (a) (m)	234
4	Citrix Systems, Inc. (a)	288
5	MICROS Systems, Inc. (a)	210
15	Microsoft Corp.	412
10	Oracle Corp.	368
3	Splunk, Inc. (a)	103
55	Zynga, Inc., Class A (a)	148

		1,763

	Total Information Technology	9,317

	Materials — 4.9%
	Chemicals — 3.2%
10	Air Products & Chemicals, Inc. (m)	894
12	Axiall Corp.	693
9	Dow Chemical Co. (The)	293

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Chemicals — Continued
3		E.I. du Pont de Nemours & Co.	126

			2,006

		Containers & Packaging — 0.2%
2		Rock-Tenn Co., Class A	129

		Metals & Mining — 1.5%
52		Alcoa, Inc. (m)	457
7		Freeport-McMoRan Copper & Gold, Inc.	241
7		Walter Energy, Inc.	246

			944

		Total Materials	3,079

		Telecommunication Services — 0.3%
		Wireless Telecommunication Services — 0.3%
34		Sprint Nextel Corp. (a)	189

		Utilities — 6.0%
		Electric Utilities — 3.4%
9		Edison International	420
8		Exelon Corp.	258
9		NextEra Energy, Inc.	645
43		NV Energy, Inc.	813

			2,136

		Gas Utilities — 0.3%
4		AGL Resources, Inc. (m)	177

		Multi-Utilities — 2.3%
16		NiSource, Inc.	423
6		PG&E Corp.	271
10		Sempra Energy	728

			1,422

		Total Utilities	3,735

		Total Common Stocks (Cost $55,040)	65,520

Short-Term Investment — 0.0% (g)
		Investment Company — 0.0% (g)
16		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $16)	16

		Total Investments — 104.8% (Cost $55,056)	65,536
		Liabilities in Excess of Other Assets — (4.8)%	(2,987)

		NET ASSETS — 100.0%	$62,549

Short Positions — 79.5%
Common Stocks — 79.5%
		Consumer Discretionary — 10.1%
		Auto Components — 0.8%
3		Autoliv, Inc., (Sweden)	216
14		Gentex Corp.	259

			475

		Automobiles — 0.7%
35		Ford Motor Co.	450

		Hotels, Restaurants & Leisure — 0.5%
2		Choice Hotels International, Inc.	79
6		Hyatt Hotels Corp., Class A (a)	247

			326

		Household Durables — 0.4%
7		Toll Brothers, Inc. (a)	266

		Internet & Catalog Retail — 1.0%
3		Netflix, Inc. (a)	456
—	(h)	priceline.com, Inc. (a)	144

			600

		Leisure Equipment & Products — 0.5%
8		Hasbro, Inc.	298

		Media — 5.5%
3		Discovery Communications, Inc., Class A (a)	193
14		Gannett Co., Inc.	272
10		Interpublic Group of Cos., Inc. (The)	127
24		News Corp., Class B	679
16		Omnicom Group, Inc.	864
13		Scripps Networks Interactive, Inc., Class A	820
1		Washington Post Co. (The), Class B	498

			3,453

		Specialty Retail — 0.7%
2		Bed Bath & Beyond, Inc. (a)	110
3		CarMax, Inc. (a)	129
2		O’Reilly Automotive, Inc. (a)	189

			428

		Total Consumer Discretionary	6,296

		Consumer Staples — 7.3%
		Beverages — 0.6%
6		Brown-Forman Corp., Class B	358

		Food & Staples Retailing — 0.1%
5		Safeway, Inc.	95

		Food Products — 3.8%
11		H.J. Heinz Co.	680

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Food Products — Continued
17	Hershey Co. (The)	1,344
5	Mead Johnson Nutrition Co.	358

		2,382

	Household Products — 0.9%
10	Church & Dwight Co., Inc.	565

	Personal Products — 0.6%
6	Estee Lauder Cos., Inc. (The), Class A	364

	Tobacco — 1.3%
25	Altria Group, Inc.	834

	Total Consumer Staples	4,598

	Energy — 4.2%
	Energy Equipment & Services — 0.9%
2	Diamond Offshore Drilling, Inc.	180
11	Nabors Industries Ltd., (Bermuda) (a)	190
4	Tenaris S.A., (Luxembourg), ADR	181

		551

	Oil, Gas & Consumable Fuels — 3.3%
8	Chesapeake Energy Corp.	162
8	CONSOL Energy, Inc.	261
3	Devon Energy Corp.	196
5	Encana Corp., (Canada)	95
6	Exxon Mobil Corp.	537
5	Southwestern Energy Co. (a)	155
3	Spectra Energy Corp.	87
9	TransCanada Corp., (Canada)	411
10	WPX Energy, Inc. (a)	145

		2,049

	Total Energy	2,600

	Financials — 19.4%
	Capital Markets — 1.2%
1	BlackRock, Inc.	198
5	Federated Investors, Inc., Class B	118
3	Franklin Resources, Inc.	422

		738

	Commercial Banks — 2.1%
6	Bank of Hawaii Corp.	286
5	Commerce Bancshares, Inc.	198
8	Trustmark Corp.	188
8	UMB Financial Corp.	337
28	Valley National Bancorp	271

		1,280

	Insurance — 7.2%
7	Allstate Corp. (The)	323
8	American International Group, Inc. (a)	285
12	Aon plc, (United Kingdom)	714
6	Arch Capital Group Ltd., (Bermuda) (a)	296
6	Chubb Corp. (The)	517
6	Lincoln National Corp.	181
3	Principal Financial Group, Inc.	79
13	Progressive Corp. (The)	289
1	RenaissanceRe Holdings Ltd., (Bermuda)	108
7	Torchmark Corp.	408
6	Travelers Cos., Inc. (The)	509
15	W.R. Berkley Corp.	621
7	XL Group plc, (Ireland)	189

		4,519

	Real Estate Investment Trusts (REITs) — 8.2%
14	Corporate Office Properties Trust	368
57	DCT Industrial Trust, Inc.	405
9	Douglas Emmett, Inc.	210
9	EastGroup Properties, Inc.	485
10	Excel Trust, Inc.	123
7	Health Care REIT, Inc.	456
3	Home Properties, Inc.	178
9	Mack-Cali Realty Corp.	248
5	Mid-America Apartment Communities, Inc.	344
7	Pennsylvania Real Estate Investment Trust	121
11	Realty Income Corp.	479
17	Senior Housing Properties Trust	404
12	Tanger Factory Outlet Centers	433
4	Vornado Realty Trust	342
19	Weingarten Realty Investors	559

		5,155

	Real Estate Management & Development — 0.4%
15	Brookfield Office Properties, Inc.	240

	Thrifts & Mortgage Finance — 0.3%
14	New York Community Bancorp, Inc.	190

	Total Financials	12,122

	Health Care — 7.4%
	Biotechnology — 0.9%
5	Amgen, Inc.	393
1	Medivation, Inc. (a)	59
2	United Therapeutics Corp. (a)	89

		541

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Health Care Equipment & Supplies — 2.8%
2	Becton, Dickinson & Co.	197
2	Edwards Lifesciences Corp. (a)	183
9	Medtronic, Inc.	428
6	Varian Medical Systems, Inc. (a)	430
7	Zimmer Holdings, Inc.	505

		1,743

	Health Care Providers & Services — 0.6%
6	Tenet Healthcare Corp. (a)	228
2	WellPoint, Inc.	138

		366

	Health Care Technology — 0.2%
7	Quality Systems, Inc.	127

	Life Sciences Tools & Services — 0.2%
3	Agilent Technologies, Inc.	145

	Pharmaceuticals — 2.7%
5	AbbVie, Inc.	184
19	Eli Lilly & Co.	1,044
6	Forest Laboratories, Inc. (a)	214
8	Hospira, Inc. (a)	262

		1,704

	Total Health Care	4,626

	Industrials — 11.9%
	Aerospace & Defense — 2.9%
4	Boeing Co. (The)	319
10	Lockheed Martin Corp.	897
6	Raytheon Co.	320
10	Textron, Inc.	274

		1,810

	Air Freight & Logistics — 0.8%
3	FedEx Corp.	272
3	United Parcel Service, Inc., Class B	252

		524

	Electrical Equipment — 1.1%
8	Rockwell Automation, Inc.	702

	Industrial Conglomerates — 1.8%
6	Danaher Corp.	365
35	General Electric Co.	769

		1,134

	Machinery — 3.3%
4	Caterpillar, Inc.	403
1	Cummins, Inc.	142
12	Dover Corp.	796
10	Illinois Tool Works, Inc.	630
1	Parker Hannifin Corp.	97

		2,068

	Road & Rail — 1.5%
22	Heartland Express, Inc.	308
18	Knight Transportation, Inc.	288
13	Werner Enterprises, Inc.	307

		903

	Trading Companies & Distributors — 0.5%
6	Fastenal Co.	304

	Total Industrials	7,445

	Information Technology — 9.1%
	Communications Equipment — 0.3%
4	JDS Uniphase Corp. (a)	59
3	Motorola Solutions, Inc.	155

		214

	Computers & Peripherals — 0.5%
5	Seagate Technology plc, (Ireland)	175
3	Western Digital Corp.	117

		292

	Internet Software & Services — 0.3%
6	AOL, Inc. (a)	188

	IT Services — 1.0%
4	Automatic Data Processing, Inc.	211
1	Fiserv, Inc. (a)	101
7	Paychex, Inc.	219
10	SAIC, Inc.	121

		652

	Semiconductors & Semiconductor Equipment — 6.3%
4	Analog Devices, Inc.	184
14	Atmel Corp. (a)	93
16	Cypress Semiconductor Corp. (a)	169
30	Intel Corp.	628
8	Linear Technology Corp.	304
12	Marvell Technology Group Ltd., (Bermuda)	107
2	Maxim Integrated Products, Inc.	57
24	Microchip Technology, Inc.	799
18	NVIDIA Corp.	215
47	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	836
17	Texas Instruments, Inc.	560

		3,952

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Software — 0.7%
22		Electronic Arts, Inc. (a)	341
—	(h)	Salesforce.com, Inc. (a)	72

			413

		Total Information Technology	5,711

		Materials — 5.2%
		Chemicals — 2.8%
4		Cabot Corp.	138
2		Celanese Corp., Class A,	74
3		OM Group, Inc. (a)	92
9		Praxair, Inc.	989
2		Sigma-Aldrich Corp.	159
5		Valspar Corp.	323

			1,775

		Construction Materials — 0.2%
2		Vulcan Materials Co.	112

		Metals & Mining — 2.2%
14		Cliffs Natural Resources, Inc.	519
16		Nucor Corp.	758
3		Vale S.A., (Brazil), ADR	67

			1,344

		Total Materials	3,231

		Telecommunication Services — 0.3%
		Wireless Telecommunication Services — 0.3%
3		Crown Castle International Corp. (a)	187

		Utilities — 4.6%
		Electric Utilities — 1.9%
5		Duke Energy Corp.	321
5		Entergy Corp.	311
3		FirstEnergy Corp.	124
6		PPL Corp.	190
6		Southern Co. (The)	263

			1,209

		Gas Utilities — 0.3%
3		National Fuel Gas Co.	180

		Multi-Utilities — 2.4%
9		Consolidated Edison, Inc.	490
4		Dominion Resources, Inc.	191
14		Public Service Enterprise Group, Inc.	449
9		Wisconsin Energy Corp.	351

			1,481

		Total Utilities	2,870

		Total Short Positions (Proceeds $44,725)	$49,686

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,982
Aggregate gross unrealized depreciation	(502)

Net unrealized appreciation/depreciation	$10,480

Federal income tax cost of investments	$55,056

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$65,536	$—	$—	$65,536
Total Liabilities (a)	$(49,686)	$—	$—	$(49,686)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings. There were no transfers between Levels 1 and 2 during the year ended January 31, 2013.

There were no transfers between Levels 1 and 2 during the year ended January 31, 2013.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.6% (j)
Common Stocks — 97.0%
	Consumer Discretionary — 14.1%
	Auto Components — 1.9%
12	BorgWarner, Inc. (a)	920
261	Johnson Controls, Inc.	8,112
59	Lear Corp.	2,881
45	TRW Automotive Holdings Corp. (a)	2,594

		14,507

	Automobiles — 1.1%
303	General Motors Co. (a)	8,506

	Hotels, Restaurants & Leisure — 0.5%
32	Carnival Corp.	1,235
63	Royal Caribbean Cruises Ltd.	2,266

		3,501

	Household Durables — 0.6%
52	Lennar Corp., Class A	2,152
88	PulteGroup, Inc. (a)	1,821
6	Ryland Group, Inc. (The)	238

		4,211

	Internet & Catalog Retail — 1.1%
17	Amazon.com, Inc. (a)	4,580
57	Expedia, Inc.	3,732

		8,312

	Media — 5.6%
285	CBS Corp. (Non-Voting), Class B	11,894
28	Comcast Corp., Class A	1,062
79	DISH Network Corp., Class A	2,944
36	Time Warner Cable, Inc.	3,190
461	Time Warner, Inc.	23,295

		42,385

	Multiline Retail — 0.3%
44	Target Corp.	2,652

	Specialty Retail — 2.3%
10	AutoZone, Inc. (a)	3,734
64	Home Depot, Inc. (The)	4,303
69	Lowe’s Cos., Inc.	2,620
73	Ross Stores, Inc.	4,334
48	TJX Cos., Inc.	2,187

		17,178

	Textiles, Apparel & Luxury Goods — 0.7%
32	Coach, Inc.	1,617
26	Lululemon Athletica, Inc., (Canada) (a)	1,773
14	V.F. Corp.	2,051

		5,441

	Total Consumer Discretionary	106,693

	Consumer Staples — 9.0%
	Beverages — 2.6%
24	Beam, Inc.	1,466
84	Coca-Cola Co. (The)	3,125
306	Coca-Cola Enterprises, Inc.	10,681
5	Constellation Brands, Inc., Class A (a)	155
36	Dr. Pepper Snapple Group, Inc.	1,636
33	PepsiCo, Inc.	2,426

		19,489

	Food Products — 5.0%
231	Archer-Daniels-Midland Co.	6,588
250	Campbell Soup Co.	9,192
221	ConAgra Foods, Inc.	7,208
167	General Mills, Inc.	6,996
161	Mondelez International, Inc., Class A	4,482
152	Tyson Foods, Inc., Class A	3,362

		37,828

	Household Products — 1.1%
17	Colgate-Palmolive Co.	1,868
45	Energizer Holdings, Inc.	3,942
26	Kimberly-Clark Corp.	2,309

		8,119

	Tobacco — 0.3%
30	Philip Morris International, Inc.	2,618

	Total Consumer Staples	68,054

	Energy — 4.8%
	Energy Equipment & Services — 1.5%
19	Baker Hughes, Inc.	841
19	Ensco plc, (United Kingdom), Class A	1,220
89	Halliburton Co.	3,612
19	National Oilwell Varco, Inc.	1,372
58	Schlumberger Ltd.	4,511

		11,556

	Oil, Gas & Consumable Fuels — 3.3%
24	Anadarko Petroleum Corp.	1,904
136	Cheniere Energy, Inc. (a)	2,877
14	Chevron Corp.	1,566
15	EOG Resources, Inc.	1,825
47	Marathon Petroleum Corp.	3,510
98	Occidental Petroleum Corp.	8,653

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
15	Peabody Energy Corp.	385
116	Williams Cos., Inc. (The)	4,062

		24,782

	Total Energy	36,338

	Financials — 21.2%
	Capital Markets — 2.4%
7	Ameriprise Financial, Inc.	477
17	Goldman Sachs Group, Inc. (The)	2,536
179	Invesco Ltd.	4,889
177	Morgan Stanley	4,049
65	State Street Corp.	3,634
116	TD Ameritrade Holding Corp.	2,257

		17,842

	Commercial Banks — 2.4%
35	CIT Group, Inc. (a)	1,495
40	Comerica, Inc.	1,371
63	East West Bancorp, Inc.	1,470
212	Regions Financial Corp.	1,649
66	SunTrust Banks, Inc.	1,875
27	SVB Financial Group (a)	1,819
207	Wells Fargo & Co.	7,220
36	Zions Bancorp	830

		17,729

	Consumer Finance — 0.3%
42	American Express Co.	2,482

	Diversified Financial Services — 1.8%
497	Bank of America Corp.	5,624
115	Citigroup, Inc.	4,867
28	CME Group, Inc.	1,602
12	IntercontinentalExchange, Inc. (a)	1,637

		13,730

	Insurance — 6.0%
160	ACE Ltd., (Switzerland)	13,665
14	Aflac, Inc.	759
24	Assurant, Inc.	914
185	Axis Capital Holdings Ltd., (Bermuda)	7,076
67	Everest Re Group Ltd., (Bermuda)	7,713
136	Hartford Financial Services Group, Inc.	3,368
230	MetLife, Inc.	8,603
59	Prudential Financial, Inc.	3,397

		45,495

	Real Estate Investment Trusts (REITs) — 8.3%
21	Alexandria Real Estate Equities, Inc.	1,507
133	American Campus Communities, Inc.	6,212
111	Apartment Investment & Management Co., Class A	3,036
35	AvalonBay Communities, Inc.	4,569
39	Boston Properties, Inc.	4,116
35	CBL & Associates Properties, Inc.	754
51	CubeSmart	779
44	Digital Realty Trust, Inc.	2,981
89	Duke Realty Corp.	1,365
25	Equity Residential	1,396
36	Extra Space Storage, Inc.	1,414
55	HCP, Inc.	2,561
70	Highwoods Properties, Inc.	2,506
117	Kimco Realty Corp.	2,436
100	LaSalle Hotel Properties	2,722
190	Liberty Property Trust	7,431
49	National Retail Properties, Inc.	1,575
79	Post Properties, Inc.	3,847
23	Public Storage	3,587
36	Simon Property Group, Inc.	5,793
32	Ventas, Inc.	2,115

		62,702

	Total Financials	159,980

	Health Care — 10.7%
	Biotechnology — 3.5%
20	Alexion Pharmaceuticals, Inc. (a)	1,899
59	Biogen Idec, Inc. (a)	9,255
88	Celgene Corp. (a)	8,742
65	Dendreon Corp. (a)	384
36	Onyx Pharmaceuticals, Inc. (a)	2,822
68	Vertex Pharmaceuticals, Inc. (a)	3,045

		26,147

	Health Care Equipment & Supplies — 2.4%
1	Abbott Laboratories	31
559	Boston Scientific Corp. (a)	4,174
161	CareFusion Corp. (a)	4,988
149	Covidien plc, (Ireland)	9,286

		18,479

	Health Care Providers & Services — 1.8%
59	DaVita HealthCare Partners, Inc. (a)	6,775
37	Humana, Inc.	2,751
81	UnitedHealth Group, Inc.	4,477

		14,003

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Health Care Technology — 0.2%
16	Cerner Corp. (a)	1,354

	Life Sciences Tools & Services — 0.5%
18	Mettler-Toledo International, Inc. (a)	3,911

	Pharmaceuticals — 2.3%
24	Allergan, Inc.	2,562
297	Merck & Co., Inc.	12,860
32	Mylan, Inc. (a)	908
34	Zoetis, Inc. (a)	894

		17,224

	Total Health Care	81,118

	Industrials — 12.1%
	Aerospace & Defense — 2.4%
208	United Technologies Corp.	18,201

	Building Products — 0.4%
150	Masco Corp.	2,753

	Commercial Services & Supplies — 1.0%
257	Tyco International Ltd., (Switzerland)	7,781

	Construction & Engineering — 1.3%
157	Fluor Corp.	10,204

	Electrical Equipment — 1.6%
206	Emerson Electric Co.	11,771

	Machinery — 2.7%
21	Deere & Co.	1,975
254	PACCAR, Inc.	11,951
65	Pentair Ltd., (Switzerland)	3,283
45	SPX Corp.	3,373

		20,582

	Road & Rail — 2.3%
460	CSX Corp.	10,126
18	Norfolk Southern Corp.	1,206
45	Union Pacific Corp.	5,955

		17,287

	Trading Companies & Distributors — 0.4%
13	W.W. Grainger, Inc.	2,875

	Total Industrials	91,454

	Information Technology — 13.3%
	Communications Equipment — 2.3%
297	Cisco Systems, Inc.	6,099
101	Juniper Networks, Inc. (a)	2,255
133	QUALCOMM, Inc.	8,788

		17,142

	Computers & Peripherals — 0.6%
10	Apple, Inc.	4,644

	Internet Software & Services — 2.0%
66	eBay, Inc. (a)	3,680
11	Facebook, Inc., Class A (a)	328
15	Google, Inc., Class A (a)	10,958

		14,966

	IT Services — 1.3%
52	Cognizant Technology Solutions Corp., Class A (a)	4,081
10	Fidelity National Information Services, Inc.	367
91	Genpact Ltd.	1,521
19	Jack Henry & Associates, Inc.	792
20	Visa, Inc., Class A	3,206

		9,967

	Semiconductors & Semiconductor Equipment — 4.8%
85	Altera Corp.	2,843
28	ASML Holding N.V., (Netherlands)	2,134
36	Avago Technologies Ltd., (Singapore)	1,284
225	Broadcom Corp., Class A	7,308
200	Freescale Semiconductor Ltd. (a)	2,893
43	KLA-Tencor Corp.	2,378
235	Lam Research Corp. (a)	9,676
460	LSI Corp. (a)	3,237
10	Maxim Integrated Products, Inc.	303
115	Xilinx, Inc.	4,198

		36,254

	Software — 2.3%
63	Adobe Systems, Inc. (a)	2,380
48	Citrix Systems, Inc. (a)	3,541
47	MICROS Systems, Inc. (a)	2,168
136	Microsoft Corp.	3,733
84	Oracle Corp.	2,997
27	Splunk, Inc. (a)	874
647	Zynga, Inc., Class A (a)	1,752

		17,445

	Total Information Technology	100,418

	Materials — 6.2%
	Chemicals — 3.9%
199	Air Products & Chemicals, Inc.	17,373
132	Axiall Corp.	7,413
102	Dow Chemical Co. (The)	3,268
33	E.I. du Pont de Nemours & Co.	1,579

		29,633

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Containers & Packaging — 0.7%
86	Crown Holdings, Inc. (a)	3,264
20	Rock Tenn Co., Class A	1,547

		4,811

	Metals & Mining — 1.6%
848	Alcoa, Inc.	7,495
65	Freeport-McMoRan Copper & Gold, Inc.	2,277
69	Walter Energy, Inc.	2,584

		12,356

	Total Materials	46,800

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
51	Verizon Communications, Inc.	2,206

	Wireless Telecommunication Services — 0.3%
387	Sprint Nextel Corp. (a)	2,178

	Total Telecommunication Services	4,384

	Utilities — 5.0%
	Electric Utilities — 3.0%
91	Edison International	4,390
77	Exelon Corp.	2,427
95	NextEra Energy, Inc.	6,816
487	NV Energy, Inc.	9,224

		22,857

	Gas Utilities — 0.2%
28	AGL Resources, Inc.	1,183

	Multi-Utilities — 1.8%
160	NiSource, Inc.	4,311
66	PG&E Corp.	2,810
89	Sempra Energy	6,650

		13,771

	Total Utilities	37,811

	Total Common Stocks (Cost $587,330)	733,050

Short-Term Investments — 3.6%
	Investment Company — 3.4%
26,003	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m)	26,003

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.2%
1,035	U.S. Treasury Bill, 0.155%, 05/30/13 (k) (n)	1,035

	Total Short-Term Investments (Cost $27,038)	27,038

	Total Investments — 100.6% (Cost $614,368)	760,088
	Liabilities in Excess of Other Assets — (0.6)%	(4,647)

	NET ASSETS — 100.0%	$755,441

SHARES
Short Positions — 97.1%
Common Stocks — 97.1%
	Consumer Discretionary — 13.1%
	Auto Components — 0.7%
34	Autoliv, Inc., (Sweden)	2,244
164	Gentex Corp.	3,135

		5,379

	Automobiles — 0.8%
497	Ford Motor Co.	6,430

	Hotels, Restaurants & Leisure — 2.4%
199	Choice Hotels International, Inc.	7,175
138	Hyatt Hotels Corp., Class A (a)	5,518
60	McDonald’s Corp.	5,746

		18,439

	Household Durables — 0.4%
79	Toll Brothers, Inc. (a)	2,970

	Internet & Catalog Retail — 1.0%
36	Netflix, Inc. (a)	5,949
3	priceline.com, Inc. (a)	1,851

		7,800

	Leisure Equipment & Products — 0.7%
60	Hasbro, Inc.	2,238
74	Mattel, Inc.	2,781

		5,019

	Media — 6.4%
36	Discovery Communications, Inc., Class A (a)	2,484
198	Gannett Co., Inc.	3,877
136	Interpublic Group of Cos., Inc. (The)	1,646
289	News Corp., Class B	8,161
222	Omnicom Group, Inc.	12,075
124	Scripps Networks Interactive, Inc., Class A	7,647
72	Walt Disney Co. (The)	3,874
22	Washington Post Co. (The), Class B	8,307

		48,071

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Specialty Retail — 0.7%
26	Bed Bath & Beyond, Inc. (a)	1,497
38	CarMax, Inc. (a)	1,510
23	O’Reilly Automotive, Inc. (a)	2,112

		5,119

	Total Consumer Discretionary	99,227

	Consumer Staples — 9.7%
	Beverages — 0.5%
56	Brown-Forman Corp., Class B	3,594

	Food & Staples Retailing — 1.9%
19	CVS Caremark Corp.	993
66	Safeway, Inc.	1,267
33	Walgreen Co.	1,307
151	Wal-Mart Stores, Inc.	10,590

		14,157

	Food Products — 3.8%
137	H.J. Heinz Co.	8,319
200	Hershey Co. (The)	15,926
61	Mead Johnson Nutrition Co.	4,628

		28,873

	Household Products — 1.0%
125	Church & Dwight Co., Inc.	7,195

	Personal Products — 0.6%
80	Estee Lauder Cos., Inc. (The), Class A	4,873

	Tobacco — 1.9%
392	Altria Group, Inc.	13,209
39	Lorillard, Inc.	1,524

		14,733

	Total Consumer Staples	73,425

	Energy — 5.0%
	Energy Equipment & Services — 1.3%
62	Diamond Offshore Drilling, Inc.	4,656
118	Nabors Industries Ltd., (Bermuda) (a)	1,960
65	Tenaris S.A., (Luxembourg), ADR	2,745

		9,361

	Oil, Gas & Consumable Fuels — 3.7%
78	Chesapeake Energy Corp.	1,582
98	CONSOL Energy, Inc.	3,062
35	Devon Energy Corp.	1,990
70	Encana Corp., (Canada)	1,354
108	Exxon Mobil Corp.	9,708
44	Southwestern Energy Co. (a)	1,506
46	Spectra Energy Corp.	1,269
53	Tesoro Corp.	2,581
57	TransCanada Corp., (Canada)	2,700
40	Ultra Petroleum Corp. (a)	732
96	WPX Energy, Inc. (a)	1,440

		27,924

	Total Energy	37,285

	Financials — 21.7%
	Capital Markets — 2.4%
59	Bank of New York Mellon Corp. (The)	1,594
11	BlackRock, Inc.	2,575
65	Federated Investors, Inc., Class B	1,539
41	Franklin Resources, Inc.	5,544
59	Northern Trust Corp.	3,042
56	T. Rowe Price Group, Inc.	4,016

		18,310

	Commercial Banks — 4.5%
111	Bank of Hawaii Corp.	5,319
33	BankUnited, Inc.	882
42	BB&T Corp.	1,275
90	Commerce Bancshares, Inc.	3,380
92	Cullen/Frost Bankers, Inc.	5,441
81	First Horizon National Corp.	829
8	M&T Bank Corp.	801
36	Prosperity Bancshares, Inc.	1,629
67	Trustmark Corp.	1,550
83	U.S. Bancorp	2,754
111	UMB Financial Corp.	4,925
524	Valley National Bancorp	5,132

		33,917

	Insurance — 6.5%
93	Allstate Corp. (The)	4,100
91	American International Group, Inc. (a)	3,434
119	Aon plc, (United Kingdom)	6,848
57	Arch Capital Group Ltd., (Bermuda) (a)	2,665
75	Chubb Corp. (The)	6,007
69	Lincoln National Corp.	1,985
22	Principal Financial Group, Inc.	685
141	Progressive Corp. (The)	3,176
10	RenaissanceRe Holdings Ltd., (Bermuda)	831
114	Torchmark Corp.	6,351
90	Travelers Cos., Inc. (The)	7,038
107	W.R. Berkley Corp.	4,397

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Insurance — Continued
69	XL Group plc, (Ireland)	1,918

		49,435

	Real Estate Investment Trusts (REITs) — 7.7%
145	Corporate Office Properties Trust	3,839
606	DCT Industrial Trust, Inc.	4,278
77	Douglas Emmett, Inc.	1,791
74	EastGroup Properties, Inc.	4,141
60	Excel Trust, Inc.	756
97	Health Care REIT, Inc.	6,102
123	Mack-Cali Realty Corp.	3,345
71	Mid-America Apartment Communities, Inc.	4,667
41	Pennsylvania Real Estate Investment Trust	749
121	Realty Income Corp.	5,268
217	Senior Housing Properties Trust	5,235
108	Tanger Factory Outlet Centers	3,822
77	Vornado Realty Trust	6,520
258	Weingarten Realty Investors	7,447

		57,960

	Real Estate Management & Development — 0.4%
181	Brookfield Office Properties, Inc.	2,980

	Thrifts & Mortgage Finance — 0.2%
117	New York Community Bancorp, Inc.	1,558

	Total Financials	164,160

	Health Care — 10.3%
	Biotechnology — 0.9%
60	Amgen, Inc.	5,085
15	Medivation, Inc. (a)	799
18	United Therapeutics Corp. (a)	954

		6,838

	Health Care Equipment & Supplies — 3.3%
21	Becton, Dickinson and Co.	1,765
26	Edwards Lifesciences Corp. (a)	2,347
113	Medtronic, Inc.	5,271
80	Varian Medical Systems, Inc. (a)	5,673
134	Zimmer Holdings, Inc.	9,959

		25,015

	Health Care Providers & Services — 1.0%
51	Express Scripts Holding Co. (a)	2,735
68	Tenet Healthcare Corp. (a)	2,646
27	WellPoint, Inc.	1,763

		7,144

	Health Care Technology — 0.2%
84	Quality Systems, Inc.	1,534

	Life Sciences Tools & Services — 0.2%
36	Agilent Technologies, Inc.	1,621

	Pharmaceuticals — 4.7%
61	AbbVie, Inc.	2,238
128	Bristol-Myers Squibb Co.	4,630
305	Eli Lilly & Co.	16,377
62	Forest Laboratories, Inc. (a)	2,233
98	Hospira, Inc. (a)	3,337
69	Johnson & Johnson	5,089
57	Pfizer, Inc.	1,544

		35,448

	Total Health Care	77,600

	Industrials — 12.0%
	Aerospace & Defense — 2.9%
62	Boeing Co. (The)	4,595
109	Lockheed Martin Corp.	9,460
94	Raytheon Co.	4,933
103	Textron, Inc.	2,957

		21,945

	Air Freight & Logistics — 0.5%
12	FedEx Corp.	1,238
34	United Parcel Service, Inc., Class B	2,656

		3,894

	Electrical Equipment — 1.1%
95	Rockwell Automation, Inc.	8,509

	Industrial Conglomerates — 2.1%
81	Danaher Corp.	4,854
485	General Electric Co.	10,808

		15,662

	Machinery — 3.1%
51	Caterpillar, Inc.	5,038
16	Cummins, Inc.	1,826
128	Dover Corp.	8,876
118	Illinois Tool Works, Inc.	7,416

		23,156

	Road & Rail — 1.8%
395	Heartland Express, Inc.	5,469
236	Knight Transportation, Inc.	3,762
189	Werner Enterprises, Inc.	4,472

		13,703

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Trading Companies & Distributors — 0.5%
75	Fastenal Co.	3,716

	Total Industrials	90,585

	Information Technology — 11.4%
	Communications Equipment — 0.4%
60	JDS Uniphase Corp. (a)	867
32	Motorola Solutions, Inc.	1,882

		2,749

	Computers & Peripherals — 0.8%
78	Dell, Inc.	1,036
58	EMC Corp. (a)	1,415
54	Seagate Technology plc, (Ireland)	1,828
32	Western Digital Corp.	1,504

		5,783

	Internet Software & Services — 0.3%
84	AOL, Inc. (a)	2,584

	IT Services — 2.7%
25	Automatic Data Processing, Inc.	1,494
11	Fiserv, Inc. (a)	859
76	International Business Machines Corp.	15,413
43	Paychex, Inc.	1,403
114	SAIC, Inc.	1,379

		20,548

	Office Electronics — 0.2%
177	Xerox Corp.	1,415

	Semiconductors & Semiconductor Equipment — 5.8%
43	Analog Devices, Inc.	1,876
113	Atmel Corp. (a)	756
165	Cypress Semiconductor Corp. (a)	1,696
306	Intel Corp.	6,428
103	Linear Technology Corp.	3,788
142	Marvell Technology Group Ltd., (Bermuda)	1,312
23	Maxim Integrated Products, Inc.	711
206	Microchip Technology, Inc.	6,887
207	NVIDIA Corp.	2,532
623	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	11,059
212	Texas Instruments, Inc.	7,000

		44,045

	Software — 1.2%
396	Electronic Arts, Inc. (a)	6,233
24	Intuit, Inc.	1,510
6	Salesforce.com, Inc. (a)	981

		8,724

	Total Information Technology	85,848

	Materials — 6.5%
	Chemicals — 3.7%
53	Cabot Corp.	1,969
21	Celanese Corp., Series A	966
45	Ecolab, Inc.	3,265
28	OM Group, Inc. (a)	773
113	Praxair, Inc.	12,461
10	Sherwin-Williams Co. (The)	1,540
22	Sigma-Aldrich Corp.	1,662
82	Valspar Corp.	5,435

		28,071

	Construction Materials — 0.2%
21	Vulcan Materials Co.	1,213

	Metals & Mining — 2.4%
175	Cliffs Natural Resources, Inc.	6,526
234	Nucor Corp.	10,778
36	Vale S.A., (Brazil), ADR	724

		18,028

	Paper & Forest Products — 0.2%
41	International Paper Co.	1,715

	Total Materials	49,027

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.5%
322	AT&T, Inc.	11,188

	Wireless Telecommunication Services — 0.3%
36	Crown Castle International Corp. (a)	2,525

	Total Telecommunication Services	13,713

	Utilities — 5.6%
	Electric Utilities — 2.3%
67	Duke Energy Corp.	4,571
76	Entergy Corp.	4,903
28	FirstEnergy Corp.	1,134
76	PPL Corp.	2,311
110	Southern Co. (The)	4,843

		17,762

	Gas Utilities — 0.3%
38	National Fuel Gas Co.	2,067

	Multi-Utilities — 3.0%
168	Consolidated Edison, Inc.	9,567

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Multi-Utilities — Continued
40	Dominion Resources, Inc.	2,137
43	MDU Resources Group, Inc.	1,005
151	Public Service Enterprise Group, Inc.	4,696
134	Wisconsin Energy Corp.	5,296

		22,701

	Total Utilities	42,530

	Total Short Positions (Proceeds $666,739)	$733,400

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
12	E-mini S&P 500	03/15/13	$896	$(1)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,058
Aggregate gross unrealized depreciation	(6,338)

Net unrealized appreciation/depreciation	$145,720

Federal income tax cost of investments	$614,368

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$759,053	$1,035	$—	$760,088
Total Liabilities (b)	$(733,400)	$—	$—	$(733,400)
Depreciation in Other Financial Instruments
Futures Contracts	$(1)	$—	$—	$(1)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures contracts collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.6%
	Consumer Discretionary — 5.0%
	Automobiles — 3.1%
12	Sollers OJSC (a)	311

	Media — 1.9%
18	CTC Media, Inc. (m)	187

	Total Consumer Discretionary	498

Consumer Staples — 14.4%
	Food & Staples Retailing — 6.4%
21	DIXY Group OJSC (a) (m)	297
2	Magnit OJSC (m)	345

		642

	Food Products — 6.0%
18	Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	220
9	Kernel Holding S.A., (Ukraine) (a) (m)	208
24	Ros Agro plc, (Cyprus), GDR (a) (e) (m)	164

		592

	Personal Products — 2.0%
6	Oriflame Cosmetics S.A., (Luxembourg), SDR (m)	197

	Total Consumer Staples	1,431

Energy — 23.7%
	Energy Equipment & Services — 1.9%
5	Eurasia Drilling Co., Ltd., (Cyprus), Reg. S, GDR (m)	188

	Oil, Gas & Consumable Fuels — 21.8%
37	Alliance Oil Co., Ltd., SDR (a) (m)	324
33	Dragon Oil plc, (Ireland) (m)	300
5	Gazprom OAO, ADR (m)	45
3	KazMunaiGas Exploration Production JSC, (Kazakhstan), Reg. S, GDR (m)	63
12	Lukoil OAO, ADR (m)	836
2	NovaTek OAO, Reg. S, GDR (m)	203
4	Tatneft OAO, ADR (m)	206
18	Zhaikmunai LP, (Kazakhstan), Reg. S, GDR (m)	182

		2,159

	Total Energy	2,347

Financials — 21.1%
	Commercial Banks — 18.3%
33	Bank St. Petersburg OJSC (m)	58
7	Halyk Savings Bank of Kazakhstan JSC, (Kazakhstan), Reg. S, GDR (a) (m)	60
151	Sberbank of Russia (m)	549
78	Sberbank of Russia, ADR (m)	1,146

		1,813

	Real Estate Management & Development — 2.8%
54	Etalon Group Ltd., (United Kingdom), Reg. S, GDR (a) (m)	266
45	HALS-Development JSC, Reg. S, GDR (a) (m)	16

		282

	Total Financials	2,095

Health Care — 1.1%
	Pharmaceuticals — 1.1%
4	Veropharm (a) (m)	108

Industrials — 2.9%
	Construction & Engineering — 2.9%
45	Mostotrest (m)	286

Materials — 15.8%
	Chemicals — 3.2%
8	Uralkali OJSC, Reg. S, GDR (m)	316

	Construction Materials — 0.1%
24	Steppe Cement Ltd., (Malaysia) (a) (m)	11

	Metals & Mining — 12.5%
39	Magnitogorsk Iron & Steel Works, Reg. S, GDR (m)	175
49	Mechel OAO, ADR (m)	99
27	MMC Norilsk Nickel OJSC, ADR (m)	544
10	Novolipetsk Steel OJSC, Reg. S, GDR (m)	219
4	Polymetal International plc (m)	70
11	Severstal OAO, Reg. S, GDR (m)	131

		1,238

	Total Materials	1,565

Telecommunication Services — 10.6%
	Wireless Telecommunication Services — 10.6%
12	KCell JSC, (Kazakhstan), GDR (a) (e) (m)	153
19	Mobile Telesystems OJSC (m)	163
20	Mobile Telesystems OJSC, ADR (m)	397
15	Sistema JSFC, Reg. S, GDR (m)	336

	Total Telecommunication Services	1,049

Utilities — 2.0%
	Electric Utilities — 2.0%
2,361	IDGC Holding JSC (a) (m)	173

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electric Utilities — Continued
135	Lenenergo OAO (a) (m)	28

	Total Utilities	201

	Total Common Stocks (Cost $7,116)	9,580

Preferred Stocks — 2.2%
Materials — 0.8%
	Metals & Mining — 0.8%
19	Mechel OAO, (Russia) (m)	76

Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
49	Rostelecom OJSC, (Russia) (m)	146

	Total Preferred Stocks (Cost $494)	222

Short-Term Investment — 0.0% (g)
Investment Company — 0.0% (g)
— (h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $ — (h))	—	(h)

	Total Investments — 98.8% (Cost $7,610)	9,802
	Other Assets in Excess of Liabilities — 1.2%	119

	NET ASSETS — 100.0%	$9,921

Percentages indicated are based on net assets.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
SDR	—	Swedish Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $8,607,000 and 87.8%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,591
Aggregate gross unrealized depreciation	(1,399)

Net unrealized appreciation/depreciation	$2,192

Federal income tax cost of investments	$7,610

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$187		$311	$—	$498
Consumer Staples	164		1,267	—	1,431
Energy	—		2,347	—	2,347
Financials	58		2,037	—	2,095
Health Care	108		—	—	108
Industrials	—		286	—	286
Materials	99		1,466	—	1,565
Telecommunication Services	550		499	—	1,049
Utilities	28		173	—	201

Total Common Stocks	1,194		8,386	—	9,580

Preferred Stocks
Materials	—		76	—	76
Telecommunication Services	—		146	—	146

Total Preferred Stocks	—		222	—	222

Short-Term Investment Investment Company	—	(a)	—	—	—	(a)

Total Investments in Securities	$1,194		$8,608	$—	$9,802

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 35.0%
		Australia — 0.2%
18		Telstra Corp., Ltd.	85

		Denmark — 0.2%
1		Carlsberg A/S, Class B	54
—	(h)	Novo Nordisk A/S, Class B	35

			89

		France — 1.8%
7		AXA S.A.	134
2		Lafarge S.A.	142
—	(h)	L’Oreal S.A.	58
—	(h)	LVMH Moet Hennessy Louis Vuitton S.A.	54
4		Sanofi	370

			758

		Germany — 1.7%
3		Bayer AG	272
—	(h)	Bayerische Motoren Werke AG	49
11		Deutsche Wohnen AG	202
4		GSW Immobilien AG	151
—	(h)	Muenchener Rueckversicherungs AG	49

			723

		Ireland — 0.2%
5		Smurfit Kappa Group plc	74

		Japan — 7.1%
15		Anritsu Corp.	192
7		Bridgestone Corp.	191
2		East Japan Railway Co.	108
32		Isuzu Motors Ltd.	201
5		Japan Tobacco, Inc.	150
37		Marubeni Corp.	272
28		Mitsubishi UFJ Financial Group, Inc.	158
79		Mizuho Financial Group, Inc.	157
2		ORIX Corp.	263
9		Shionogi & Co., Ltd.	154
4		Sumitomo Mitsui Financial Group, Inc.	157
15		T&D Holdings, Inc.	185
11		Tokio Marine Holdings, Inc.	322
7		Toyota Motor Corp.	315
3		West Japan Railway Co.	126

			2,951

		Netherlands — 2.8%
36		Aegon N.V.	244
2		Gemalto N.V.	186
24		ING Groep N.V., CVA (a)	239
3		Nutreco N.V.	243
7		Royal Dutch Shell plc, Class A	253

			1,165

		Norway — 0.9%
5		Cermaq ASA (a)	81
278		Marine Harvest ASA (a)	279

			360

		Singapore — 1.1%
120		CapitaMall Trust	205
52		Singapore Telecommunications Ltd.	147
79		Suntec Real Estate Investment Trust (m)	108

			460

		Switzerland — 2.9%
3		Nestle S.A.	178
2		Novartis AG	155
2		Roche Holding AG	464
2		Swiss Re AG (a)	157
—	(h)	Syngenta AG	151
—	(h)	Zurich Insurance Group AG (a)	118

			1,223

		United Kingdom — 4.8%
60		Barratt Developments plc (a)	208
7		Berkeley Group Holdings plc (a)	202
3		British American Tobacco plc	161
3		GlaxoSmithKline plc	72
9		HSBC Holdings plc	101
5		InterContinental Hotels Group plc	154
19		Legal & General Group plc	47
22		Persimmon plc	298
6		Prudential plc	98
16		Standard Life plc	87
59		Vodafone Group plc	162
2		Weir Group plc (The)	61
57		William Hill plc	345

			1,996

		United States — 11.3%
3		Actavis, Inc. (a) (m)	220
2		Altria Group, Inc. (m)	70
3		AmerisourceBergen Corp. (m)	133
2		Amgen, Inc. (m)	158
—	(h)	Apple, Inc. (m)	40
4		Ares Capital Corp. (m)	80
1		Berkshire Hathaway, Inc., Class B (a) (m)	63
4		CBS Corp. (Non-Voting), Class B (m)	165
—	(h)	CF Industries Holdings, Inc. (m)	71

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES			SECURITY DESCRIPTION	VALUE
	Common Stocks — Continued
			United States — Continued
	4		Comcast Corp., Class A (m)	168
	2		DTE Energy Co. (m)	117
	3		eBay, Inc. (a) (m)	167
	3		Eli Lilly & Co. (m)	138
	10		Fifth Third Bancorp (m)	165
	1		Flowserve Corp. (m)	111
	2		General Mills, Inc. (m)	104
	5		HollyFrontier Corp. (m)	265
	3		Johnson & Johnson (m)	235
	7		Merck & Co., Inc. (m)	316
	6		Mylan, Inc. (a) (m)	173
	5		Oracle Corp. (m)	163
	17		Pfizer, Inc. (m)	455
	1		Philip Morris International, Inc. (m)	80
	2		Reynolds American, Inc. (m)	73
	—	(h)	Simon Property Group, Inc. (m)	45
	1		Time Warner Cable, Inc. (m)	99
	7		Time Warner, Inc. (m)	331
	1		Visa, Inc., Class A (m)	167
	10		Wells Fargo & Co. (m)	351

				4,723

			Total Common Stocks (Cost $13,000)	14,607

PRINCIPAL AMOUNT
	Convertible Bonds — 9.3%
			France — 0.8%
EUR	1		AXA S.A., 3.75%, 01/01/17	331

			Netherlands — 0.3%
EUR	100		Wereldhave NV, 2.875%, 11/18/15	137

			Singapore — 0.5%
SGD	250		CapitaLand Ltd., 3.125%, 03/05/18	218

			United Arab Emirates — 1.0%
EUR	300		Aabar Investments PJSC, 4.000%, 05/27/16	417

			United Kingdom — 2.7%
GBP	700		British Land Co. Jersey Ltd., 1.500%, 09/10/17	1,137

			United States — 4.0%
			Ares Capital Corp.,
	325		4.750%, 01/15/18 (e) (m)	333
	274		5.125%, 06/01/16 (m)	290
	1,025		Microsoft Corp., Zero Coupon, 06/15/13 (e) (m)	1,024

				1,647

			Total Convertible Bonds (Cost $3,797)	3,887

	Corporate Bonds — 3.9%
			Cayman Islands — 1.8%
	700		Hutchison Whampoa International 10 Ltd., VAR, 6.000%, 10/28/15 (e) (m) (x)	740

			France — 2.1%
EUR	289		AXA S.A., Series CS, 2.500%, 01/01/14 (m)	905

			Total Corporate Bonds (Cost $1,644)	1,645

	Foreign Government Securities — 22.7%
			Australia — 4.8%
AUD	1,000		Australia Government Bond, 4.000%, 08/20/20	1,998

			Finland — 5.8%
	2,350		Finland Government Bond, 1.250%, 10/19/15 (e) (m)	2,399

			Germany — 4.9%
EUR	1,300		Bundesrepublik Deutschland, 4.000%, 01/04/18	2,043

			Italy — 3.0%
EUR	870		Italy Buoni Poliennali Del Tesoro, 4.750%, 09/15/16	1,269

			United Kingdom — 4.2%
GBP	1,100		United Kingdom Gilt, 1.000%, 09/07/17	1,745

			Total Foreign Government Securities (Cost $8,813)	9,454

SHARES
	Preferred Stocks — 6.6%
			Germany — 0.9%
	1		Volkswagen AG	363

			United States — 5.7%
	1		Bank of America Corp., Series L, 7.250%, 12/31/49 (a) (m) @	1,134
	1		Wells Fargo & Co., Series L, 7.500%, 03/15/13 (a) (m) @	1,271

				2,405

			Total Preferred Stocks (Cost $2,620)	2,768

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Supranational — 11.1%
1,600	European Investment Bank, 1.000%, 12/15/17 (m)	1,589
3,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14 (m)	3,040

	Total Supranational (Cost $4,584)	4,629

U.S. Treasury Obligations — 6.6%
	U.S. Treasury Notes,
1,800	1.000%, 06/30/19 (m)	1,774
1,000	1.625%, 08/15/22 (m)	973

	Total U.S. Treasury Obligations (Cost $2,801)	2,747

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
951	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $951)	951

	Total Investments — 97.5% (Cost $38,210)	40,688
	Other Assets in Excess of Liabilities — 2.5%	1,057

	NET ASSETS — 100.0%	$41,745

Percentages indicated are based on net assets.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Governments	12.4%
Supranational	11.4
Foreign Government Securities	10.8
Commercial Banks	8.6
Pharmaceuticals	7.5
U.S. Treasury Notes	6.8
Insurance	6.7
Real Estate Management & Development	4.2
Software	2.9
Capital Markets	2.8
Automobiles	2.3
Food Products	2.2
Media	1.9
Industrial Conglomerates	1.8
Household Durables	1.7
Tobacco	1.3
Oil, Gas & Consumable Fuels	1.3
Diversified Financial Services	1.2
Hotels, Restaurants & Leisure	1.2
Real Estate Investment Trusts (REITs)	1.2
Others (each less than 1.0%)	7.5
Short-Term Investment	2.3

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
32	Euro-Bobl	03/07/13	4,904	(21)
17	10 Year Australian Government Bond	03/15/13	2,156	(40)
47	Euro STOXX 50	03/15/13	1,730	(7)
	Short Futures Outstanding
(48)	E-mini S&P 500	03/15/13	(3,584)	(77)
(50)	10 Year U.S. Treasury Note	03/19/13	(6,564)	97
(24)	2 Year U.S. Treasury Note	03/28/13	(5,290)	– (h)

				$(48)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
82,024	AUD
65,463	for EUR	Morgan Stanley	03/04/13	88	#	85	#	(3)

100,000	AUD	Credit Suisse International	03/04/13	105		104		(1)
111,178	AUD	Goldman Sachs International	03/04/13	116		116		– (h)
86,212	AUD	Morgan Stanley	03/04/13	91		90		(1)

887,511	EUR	Citibank, N.A.	03/04/13	1,188		1,205		17
1,434,252	EUR	Credit Suisse International	03/04/13	1,915		1,948		33
165,741	EUR	Deutsche Bank AG	03/04/13	214		225		11
58,598	EUR	Goldman Sachs International	03/04/13	80		80		– (h)
98,950	EUR	Societe Generale	03/04/13	130		134		4
37,296	EUR	State Street Corp.	03/04/13	50		51		1

86,260	GBP	Goldman Sachs International	03/04/13	136		137		1
80,242	GBP	Morgan Stanley	03/04/13	129		127		(2)
58,723	GBP	Royal Bank of Canada	03/04/13	94		93		(1)

11,795,769	JPY	Westpac Banking Corp.	03/04/13	134		129		(5)

99,869	NZD	Goldman Sachs International	03/04/13	84		84		– (h)
183,353	NZD	Societe Generale	03/04/13	149		153		4

433,245	SGD	Royal Bank of Canada	03/04/13	354		350		(4)
272,188	SGD	Royal Bank of Scotland	03/04/13	221		220		(1)

				5,278		5,331		53

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
2,432,498	AUD	Credit Suisse International	03/04/13	2,526		2,531		(5)

1,005,732	CHF	Credit Suisse International	03/04/13	1,086		1,105		(19)
85,249	CHF	Westpac Banking Corp.	03/04/13	92		94		(2)

787,105	EUR	Barclays Bank plc	03/04/13	1,031		1,069		(38)
7,215,001	EUR	Credit Suisse International	03/04/13	9,432		9,798		(366)
124,620	EUR	Deutsche Bank AG	03/04/13	167		169		(2)
62,757	EUR	Merrill Lynch International	03/04/13	83		86		(3)
109,474	EUR	Morgan Stanley	03/04/13	146		149		(3)
127,773	EUR	Royal Bank of Canada	03/04/13	169		173		(4)
86,587	EUR	State Street Corp.	03/04/13	117		118		(1)
73,068	EUR	Union Bank of Switzerland AG	03/04/13	96		99		(3)

1,304,800	GBP	Barclays Bank plc	03/04/13	2,104		2,069		35
103,269	GBP	Citibank, N.A.	03/04/13	167		164		3
41,787	GBP	Credit Suisse International	03/04/13	67		67		– (h)
66,604	GBP	Goldman Sachs International	03/04/13	107		106		1
147,328	GBP	Union Bank of Switzerland AG	03/04/13	235		234		1
1,883,434	GBP	Westpac Banking Corp.	03/04/13	3,016		2,986		30

16,781,831	JPY	Citibank, N.A.	03/04/13	188		183		5
41,489,033	JPY	Deutsche Bank AG	03/04/13	467		454		13
31,184,609	JPY	Morgan Stanley	03/04/13	353		341		12
65,481,860	JPY	Royal Bank of Canada	03/04/13	775		717		58
17,346,959	JPY	State Street Corp.	03/04/13	191		189		2
10,492,656	JPY	Union Bank of Switzerland AG	03/04/13	124		115		9
80,112,535	JPY	Westpac Banking Corp.	03/04/13	977		876		101

557,801	NOK	Morgan Stanley	03/04/13	100		101		(1)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
325,625	NOK	State Street Corp.	03/04/13	59	60	(1)

182,199	NZD	Westpac Banking Corp.	03/04/13	150	153	(3)

1,443,366	SGD	Deutsche Bank AG	03/04/13	1,183	1,166	17

				25,208	25,372	(164)

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 01/31/13 of the currency being sold, and the value at 01/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2013.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2013.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2013.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $10,246,000 and 25.2%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,692
Aggregate gross unrealized depreciation	(214)

Net unrealized appreciation/depreciation	2,478

Federal income tax cost of investments	38,210

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	—	85	—	85
Denmark	—	89	—	89
France	—	758	—	758
Germany	—	723	—	723
Ireland	—	74	—	74
Japan	—	2,951	—	2,951
Netherlands	—	1,165	—	1,165
Norway	—	360	—	360
Singapore	—	460	—	460
Switzerland	—	1,223	—	1,223
United Kingdom	—	1,996	—	1,996
United States	4,723	—	—	4,723

Total Common Stocks	4,723	9,884	—	14,607

Preferred Stocks
Germany	—	363	—	363
United States	2,405	—	—	2,405

Total Preferred Stocks	2,405	363	—	2,768

Debt Securities
Convertible Bonds
France	—	331	—	331
Netherlands	—	137	—	137
Singapore	—	218	—	218
United Arab Emirates	—	417	—	417
United Kingdom	—	1,137	—	1,137
United States	—	1,647	—	1,647

Total Convertible Bonds	—	3,887	—	3,887

Corporate Bonds
Cayman Islands	—	740	—	740
France	—	905	—	905

Total Corporate Bonds	—	1,645	—	1,645

Foreign Government Securities	—	9,454	—	9,454
Supranational	—	4,629	—	4,629
U.S. Treasury Obligations	—	2,747	—	2,747
Short-Term Investment
Investment Company	951	—	—	951

Total Investments in Securities	8,079	32,609	—	40,688

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	—	358	—	358
Futures Contracts	97	—	—	97

Total Appreciation in Other Financial Instruments	97	358	—	455

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	—	(469)	—	(469)
Futures Contracts	(145)	—	—	(145)

Total Depreciation in Other Financial Instruments	(145)	(469)	—	(614)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 16.4%
	Auto Components — 0.8%
260	Johnson Controls, Inc.	8,098

	Automobiles — 1.4%
479	General Motors Co. (a)	13,459

	Hotels, Restaurants & Leisure — 1.6%
123	Royal Caribbean Cruises Ltd.	4,463
176	Yum! Brands, Inc.	11,459

		15,922

	Household Durables — 0.6%
56	Lennar Corp., Class A	2,323
4	NVR, Inc. (a)	3,768

		6,091

	Internet & Catalog Retail — 1.2%
44	Amazon.com, Inc. (a)	11,805

	Media — 6.2%
222	CBS Corp. (Non-Voting), Class B	9,275
386	Comcast Corp., Class A	14,697
145	DISH Network Corp., Class A	5,414
57	Time Warner Cable, Inc.	5,102
518	Time Warner, Inc.	26,163

		60,651

	Multiline Retail — 0.8%
137	Target Corp.	8,259

	Specialty Retail — 3.2%
18	AutoZone, Inc. (a)	6,546
172	Home Depot, Inc. (The)	11,511
364	Lowe’s Cos., Inc.	13,886

		31,943

	Textiles, Apparel & Luxury Goods — 0.6%
25	Lululemon Athletica, Inc., (Canada) (a)	1,721
27	V.F. Corp.	4,033

		5,754

	Total Consumer Discretionary	161,982

Consumer Staples — 6.6%
	Beverages — 0.8%
108	PepsiCo, Inc.	7,901

	Food & Staples Retailing — 0.6%
40	Costco Wholesale Corp.	4,070
60	Walgreen Co.	2,386

		6,456

	Food Products — 2.2%
246	General Mills, Inc.	10,304
394	Mondelez International, Inc., Class A	10,959

		21,263

	Household Products — 1.4%
186	Procter & Gamble Co. (The)	13,959

	Tobacco — 1.6%
174	Philip Morris International, Inc.	15,366

	Total Consumer Staples	64,945

Energy — 11.5%
	Energy Equipment & Services — 3.5%
141	Cameron International Corp. (a)	8,905
69	Ensco plc, (United Kingdom), Class A	4,384
89	Halliburton Co.	3,616
229	Schlumberger Ltd.	17,845

		34,750

	Oil, Gas & Consumable Fuels — 8.0%
123	Anadarko Petroleum Corp.	9,879
274	Cheniere Energy, Inc. (a)	5,811
58	EOG Resources, Inc.	7,231
156	Exxon Mobil Corp.	14,048
196	Occidental Petroleum Corp.	17,328
132	Phillips 66	8,024
47	Pioneer Natural Resources Co.	5,506
309	Williams Cos., Inc. (The)	10,826

		78,653

	Total Energy	113,403

Financials — 14.8%
	Capital Markets — 3.0%
55	Goldman Sachs Group, Inc. (The)	8,105
271	Invesco Ltd.	7,384
344	Morgan Stanley	7,870
314	TD Ameritrade Holding Corp.	6,089

		29,448

	Commercial Banks — 2.8%
779	Wells Fargo & Co.	27,119

	Consumer Finance — 0.5%
85	American Express Co.	4,976

	Diversified Financial Services — 4.2%
1,406	Bank of America Corp.	15,913
341	Citigroup, Inc.	14,365
183	CME Group, Inc.	10,577
7	IntercontinentalExchange, Inc. (a)	985

		41,840

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — 4.3%
155	ACE Ltd., (Switzerland)	13,257
121	American International Group, Inc. (a)	4,590
126	Hartford Financial Services Group, Inc.	3,136
343	MetLife, Inc.	12,825
146	Prudential Financial, Inc.	8,462

		42,270

	Total Financials	145,653

	Health Care — 14.2%
	Biotechnology — 3.1%
36	Alexion Pharmaceuticals, Inc. (a)	3,402
59	Biogen Idec, Inc. (a)	9,186
107	Celgene Corp. (a)	10,556
41	Onyx Pharmaceuticals, Inc. (a)	3,201
88	Vertex Pharmaceuticals, Inc. (a)	3,948

		30,293

	Health Care Equipment & Supplies — 1.5%
228	CareFusion Corp. (a)	7,064
124	Covidien plc, (Ireland)	7,752

		14,816

	Health Care Providers & Services — 2.9%
165	Cardinal Health, Inc.	7,241
52	DaVita HealthCare Partners, Inc. (a)	6,049
91	Humana, Inc.	6,791
154	UnitedHealth Group, Inc.	8,493

		28,574

	Health Care Technology — 0.5%
55	Cerner Corp. (a)	4,526

	Life Sciences Tools & Services — 0.4%
21	Mettler-Toledo International, Inc. (a)	4,526

	Pharmaceuticals — 5.8%
26	AbbVie, Inc.	952
69	Allergan, Inc.	7,294
165	Johnson & Johnson	12,166
373	Merck & Co., Inc.	16,130
735	Pfizer, Inc.	20,053
44	Zoetis, Inc. (a)	1,147

		57,742

	Total Health Care	140,477

	Industrials — 10.3%
	Aerospace & Defense — 3.5%
144	Honeywell International, Inc.	9,830
278	United Technologies Corp.	24,367

		34,197

	Building Products — 0.8%
434	Masco Corp.	7,981

	Commercial Services & Supplies — 0.5%
160	Tyco International Ltd., (Switzerland)	4,843

	Construction & Engineering — 1.1%
165	Fluor Corp.	10,711

	Electrical Equipment — 1.5%
257	Emerson Electric Co.	14,712

	Industrial Conglomerates — 0.5%
46	3M Co.	4,671

	Machinery — 1.9%
249	PACCAR, Inc.	11,733
76	Pentair Ltd., (Switzerland)	3,846
47	SPX Corp.	3,523

		19,102

	Road & Rail — 0.5%
245	CSX Corp.	5,387

	Total Industrials	101,604

	Information Technology — 19.9%
	Communications Equipment — 4.2%
848	Cisco Systems, Inc.	17,453
230	Juniper Networks, Inc. (a)	5,148
277	QUALCOMM, Inc.	18,298

		40,899

	Computers & Peripherals — 4.2%
82	Apple, Inc.	37,411
117	NetApp, Inc. (a)	4,222

		41,633

	Internet Software & Services — 2.6%
60	Baidu, Inc., (China), ADR (a)	6,479
25	Google, Inc., Class A (a)	18,875

		25,354

	IT Services — 2.1%
125	Cognizant Technology Solutions Corp., Class A (a)	9,806
21	MasterCard, Inc., Class A	10,628

		20,434

	Semiconductors & Semiconductor Equipment — 1.5%
113	ASML Holding N.V., (Netherlands), Reg. S	8,521
203	Broadcom Corp., Class A	6,578

		15,099

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 5.3%
108	Adobe Systems, Inc. (a)	4,080
76	Citrix Systems, Inc. (a)	5,525
966	Microsoft Corp.	26,541
461	Oracle Corp.	16,357

		52,503

	Total Information Technology	195,922

Materials — 2.4%
	Chemicals — 1.6%
87	Axiall Corp.	4,881
85	LyondellBasell Industries N.V., (Netherlands), Class A	5,394
40	PPG Industries, Inc.	5,539

		15,814

	Metals & Mining — 0.8%
97	Freeport-McMoRan Copper & Gold, Inc.	3,414
123	Walter Energy, Inc.	4,601

		8,015

	Total Materials	23,829

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
225	Verizon Communications, Inc.	9,829

Utilities — 0.8%
	Electric Utilities — 0.2%
57	Exelon Corp.	1,807

	Multi-Utilities — 0.6%
161	NiSource, Inc.	4,350
30	Sempra Energy	2,256

		6,606

	Total Utilities	8,413

	Total Common Stocks (Cost $720,664)	966,057

Short-Term Investment — 1.9%
	Investment Company — 1.9%
18,623	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $18,623)	18,623

	Total Investments — 99.8% (Cost $739,287)	984,680
	Other Assets in Excess of Liabilities — 0.2%	1,636

	NET ASSETS — 100.0%	$986,316

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,007
Aggregate gross unrealized depreciation	(2,614)

Net unrealized appreciation/depreciation	$245,393

Federal income tax cost of investments	$739,287

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$984,680	$—	$—	$984,680

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.2% (t)
	Alabama — 0.3%
	Education — 0.3%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,445

	Arizona — 3.6%
	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	192

	General Obligation — 0.7%
	City of Goodyear,
1,175	GO, AGM, 6.000%, 07/01/15	1,325
1,225	GO, AGM, 6.000%, 07/01/16	1,439
1,300	GO, AGM, 6.000%, 07/01/17	1,584
1,375	GO, AGM, 6.000%, 07/01/18	1,725
1,400	GO, AGM, 6.000%, 07/01/19	1,738
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	4,081
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/15 (p)	805
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	305
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,336
1,500	Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2004, Series B, GO, AGM, 5.000%, 07/01/15	1,651

		23,989

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
5,000	Series D, Rev., 5.000%, 01/01/17	5,762
2,500	Series D, Rev., 5.000%, 01/01/23	2,811
3,215	Series D, Rev., 5.000%, 01/01/24	3,586
2,500	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.100%, 02/02/15	2,490
2,250	Scottsdale IDA, Series A, Rev., 5.000%, 09/01/14	2,365

		17,014

	Other Revenue — 1.4%
	Arizona State Transportation Board,
16,705	Series A, Rev., 5.250%, 07/01/25	20,149
17,135	Series A, Rev., 5.250%, 07/01/26	20,550
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/24	3,662
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,334
1,000	Series C, Rev., 5.000%, 07/01/24	1,207

		46,902

	Prerefunded — 0.4%
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	12,963

	Special Tax — 0.3%
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 01/01/14 (p)	9,545
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,185

		11,730

	Transportation — 0.2%
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	5,839

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/22	1,785

	Total Arizona	120,414

	Arkansas — 0.3%
	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,384

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,138

	Total Arkansas	8,522

	California — 8.1%
	Certificate of Participation/Lease — 0.3%
	Los Angeles Unified School District, Headquarters Building Projects,
2,315	Series A, COP, 5.000%, 10/01/18	2,705
5,865	Series A, COP, 5.000%, 10/01/19	6,892

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Certificate of Participation/Lease –– Continued
1,125	Series B, COP, 5.000%, 10/01/31	1,254

		10,851

	Education — 0.8%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,326
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/17	1,153
2,025	Series E, Rev., 5.250%, 10/01/18	2,319
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/28	6,482
5,000	Series O, Rev., 5.750%, 05/15/29	6,119
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,540

		24,939

	General Obligation — 4.3%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	461
2,500	GO, Zero Coupon, 05/01/16	2,388
2,000	GO, Zero Coupon, 05/01/17	1,849
1,490	GO, Zero Coupon, 05/01/19	1,291
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	1,817
13,815	City of Los Angeles, Series A, GO, 5.000%, 09/01/20	17,146
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,682
1,000	GO, 5.000%, 08/01/22	1,251
1,000	GO, 5.000%, 08/01/24	1,224
	Evergreen Elementary School District,
3,000	Series A, GO, AGM, 6.000%, 08/01/13	3,085
1,090	Series A, GO, AGM, 6.000%, 08/01/16	1,285
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, AGC, Zero Coupon, 08/01/14	5,584
5,845	GO, AGC, Zero Coupon, 08/01/15	5,730
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16 (p)	289
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,173
5,000	Series A-2, GO, 5.000%, 07/01/21	6,280
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	3,087
5,000	Series D, GO, 5.250%, 07/01/24	6,036
6,240	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	6,365
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/14 (p)	1,617
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,922
1,220	Series F-1, GO, AGM, 5.250%, 07/01/28	1,572
2,860	San Francisco City & County, Clean & Safe Neighborhood Park, GO, 4.000%, 06/15/24	3,187
	State Center Community College District,
1,705	GO, 5.000%, 08/01/22	2,134
1,795	GO, 5.000%, 08/01/24	2,190
1,000	State of California, GO, 5.000%, 08/01/16	1,150
6,060	State of California, Economic Recovery, Unrefunded Balance, Series A, GO, 5.250%, 07/01/14	6,472
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,950
940	GO, 5.000%, 04/01/16	1,069
3,810	GO, 5.000%, 04/01/17	4,464
5,000	GO, 5.000%, 04/01/20	6,024
1,000	GO, 5.000%, 09/01/25	1,161
2,000	GO, 5.000%, 09/01/26	2,317
10,000	GO, 5.500%, 04/01/18	12,248
5,000	GO, 5.500%, 04/01/21	6,175
5,000	GO, 5.625%, 04/01/26	5,954
6,600	GO, 6.500%, 04/01/33	8,206

		141,835

	Hospital — 0.2%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/24	1,845
2,000	Series C, Rev., 6.250%, 10/01/28	2,414
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,035

		5,294

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/24	215

	Other Revenue — 0.4%
	California State University, Unrefunded Balance, Systemwide,
1,040	Series A, Rev., AGM, 4.750%, 11/01/22	1,093
870	Series A, Rev., AGM, 4.750%, 11/01/24	913
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	3,050
2,545	Metropolitan Water District Southern Water works, Series A, Rev., 5.000%, 10/01/25	3,155
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,650

		11,861

	Prerefunded — 1.7%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	437
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	3,052
6,230	California State University, Systemwide, Series A, Rev., AGM, 4.750%, 05/01/14 (p)	6,578
13,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	13,284
	Golden State Tobacco Securitization Corp., Asset-Backed,
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,051
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,384
4,765	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	4,841
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	3,954
18,945	GO, 5.125%, 02/01/14 (p)	19,866
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	1,895

		57,342

	Utility — 0.2%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,474
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,759

		8,233

	Water & Sewer — 0.2%
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,259
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,857
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,473

		6,589

	Total California	267,159

	Colorado — 1.8%
	Certificate of Participation/Lease — 0.2%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	6,872

	General Obligation — 1.2%
5,000	Adams 12 Five Star Schools, GO, 4.000%, 12/15/23	5,787
1,850	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, AGM, 5.000%, 12/15/13 (p)	1,927
460	Denver City & County, Better Denver & Zoo, Series A, GO, 4.000%, 08/01/14	486
	Douglas County School District No. Re-1 Douglas & Elbert Counties,
4,675	GO, 5.250%, 12/15/20	5,911
6,950	GO, 5.250%, 12/15/23	9,008
2,345	GO, 5.250%, 12/15/25	3,110
10,000	Jefferson County School District R-1, GO, 5.000%, 12/15/22	12,619

		38,848

	Prerefunded — 0.4%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,697
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,430
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,821

		11,948

	Transportation — 0.0% (g)
1,000	Denver City & County, Airport System, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,081

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.0% (g)
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,465

	Total Colorado	60,214

	Connecticut — 1.2%
	Certificate of Participation/Lease — 0.1%
3,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., COP, AMBAC, 5.000%, 07/01/15 (p)	3,333

	Education — 0.1%
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,140

	General Obligation — 0.9%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	362
200	GO, 5.000%, 06/01/20	239
	City of Hartford,
1,025	GO, AGC, 5.000%, 11/15/14	1,110
1,325	GO, AGC, 5.000%, 11/15/15	1,488
250	GO, AGC, 5.000%, 11/15/16	290
270	GO, AGC, 5.000%, 11/15/17	323
595	GO, AGC, 5.000%, 11/15/18	727
	State of Connecticut,
3,000	GO, 5.000%, 03/15/14	3,160
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,332
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	6,262
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	10,882
250	Series F, GO, 4.000%, 09/15/14	265
650	Town of Trumbull, GO, 5.000%, 09/15/15	725

		30,165

	Transportation — 0.0% (g)
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,099

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	309
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,612
2,000	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 06/01/13	2,032

		3,953

	Total Connecticut	39,690

	Delaware — 0.6%
	General Obligation — 0.2%
2,035	New Castle County, Series B, GO, 5.000%, 07/15/19	2,528
	State of Delaware,
1,000	Series C, GO, 5.000%, 03/01/21	1,268
1,000	Series C, GO, 5.000%, 03/01/19	1,232

		5,028

	Other Revenue — 0.4%
7,000	Delaware Transportation Authority, Transportation System Senior Revenue, Rev., 5.000%, 07/01/22	8,897
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,124
1,000	Series B, Rev., 5.000%, 11/01/18	1,224
1,000	Series B, Rev., 5.000%, 11/01/21	1,213
	Wilmington Parking Authority,
1,500	Rev., AGM, 5.250%, 09/15/14	1,611
500	Rev., AGM, 5.250%, 09/15/15	556

		14,625

	Total Delaware	19,653

	District of Columbia — 1.0%
	Other Revenue — 1.0%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	6,115
5,000	Series C, Rev., 5.000%, 10/01/29	5,996
	District of Columbia, Income Tax,
3,395	Series A, Rev., 5.000%, 12/01/17	4,063
5,000	Series A, Rev., 5.000%, 12/01/18	6,112
6,000	Series A, Rev., 5.000%, 12/01/19	7,439
2,000	Series A, Rev., 5.000%, 12/01/20	2,511

	Total District of Columbia	32,236

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — 3.9%
	Certificate of Participation/Lease — 0.3%
	Miami-Dade County, School Board,
2,500	Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/18	2,870
3,405	Series D, COP, AGM-CR, FGIC, 5.000%, 08/01/13 (p)	3,484
3,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	3,251

		9,605

	General Obligation — 1.9%
	Florida State Board of Education, Public Education, Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	6,154
15,000	Series B, GO, 4.750%, 06/01/21	16,496
32,375	Series D, GO, 5.000%, 06/01/25	39,141
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	144

		61,935

	Other Revenue — 0.7%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	1,994
2,355	Rev., AGC, 5.000%, 09/01/18	2,817
1,070	Rev., AGC, 5.000%, 09/01/20	1,258
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,633
	Lee County, Non-Ad Valorem,
2,000	Rev., 5.000%, 10/01/23	2,425
1,500	Rev., 5.000%, 10/01/24	1,835
4,500	Orlando Utilities Commission Utility System, Series A, Rev., 5.000%, 10/01/25	5,765
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,906

		22,633

	Prerefunded — 0.2%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,492

	Special Tax — 0.1%
5,000	Florida State Department of Environmental Protection, Florida Forever, Series C, Rev., AMBAC, 5.000%, 07/01/13 (p)	5,148

	Utility — 0.0% (g)
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/19	113

	Water & Sewer — 0.7%
	Miami-Dade County, Water & Sewer Systems,
6,000	Series B, Rev., AGM, 5.000%, 10/01/14	6,444
15,180	Series B, Rev., AGM, 5.000%, 10/01/15	16,876

		23,320

	Total Florida	128,246

	Georgia — 4.4%
	Education — 0.0% (g)
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,294

	General Obligation — 2.2%
1,660	City of Marietta, School, Series A, GO, 5.000%, 02/01/16	1,877
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/26	5,704
3,090	Henry County School District, GO, 5.000%, 08/01/20	3,840
	State of Georgia,
3,425	Series A, GO, 5.000%, 09/01/15 (p)	3,827
3,140	Series B, GO, 5.000%, 07/01/19	3,896
3,300	Series B, GO, 5.000%, 07/01/20	4,155
1,000	Series B, GO, 5.750%, 08/01/17	1,224
14,960	Series C, GO, 5.000%, 07/01/17	17,767
8,040	Series C, GO, 5.500%, 07/01/15	8,621
3,935	Series E, GO, 5.000%, 08/01/16	4,540
14,790	Series F, GO, 5.000%, 12/01/19	18,512

		73,963

	Other Revenue — 0.4%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	7,248
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	6,073
1,000	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	1,204

		14,525

	Prerefunded — 0.3%
6,440	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/14 (p)	6,733
1,960	State of Georgia, Series C, GO, 5.500%, 07/01/14 (p)	2,104

		8,837

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — 0.4%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	11,947

	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	8,412
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,267
5,000	Series A, Rev., 5.000%, 06/01/15	5,504

		16,183

	Utility — 0.2%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,735

	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	8,352
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	4,024

		12,376

	Total Georgia	145,860

	Hawaii — 1.6%
	General Obligation — 1.1%
	State of Hawaii,
5,515	Series CY, GO, AGM, 5.750%, 02/01/14	5,820
2,750	Series D, GO, 5.000%, 06/01/16 (p)	3,156
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	10,615
7,500	Series DQ, GO, 5.000%, 06/01/15	8,290
7,250	Series DR, GO, 5.000%, 06/01/16	8,295

		36,176

	Transportation — 0.1%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,631
2,575	Rev., 5.000%, 01/01/19	3,126

		4,757

	Water & Sewer — 0.4%
	City & County of Honolulu, Wastewater System, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	4,406
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	3,228
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,791

		13,425

	Total Hawaii	54,358

	Idaho — 0.6%
	General Obligation — 0.1%
1,000	Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.000%, 07/30/17	1,171

	Hospital — 0.3%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	9,753

	Other Revenue — 0.2%
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,373

	Total Idaho	18,297

	Illinois — 0.9%
	General Obligation — 0.2%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM- CR, FGIC, 6.250%, 12/30/21	190
3,970	State of Illinois, Series A, GO, AGM, 5.000%, 06/01/14	4,193
	Village of Schaumburg,
1,000	Series A, GO, 4.000%, 12/01/19	1,165
625	Series A, GO, 4.000%, 12/01/20	732

		6,280

	Hospital — 0.1%
2,225	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,328

	Other Revenue — 0.1%
4,850	City of Chicago, Second Lien Water Revenue, Rev., 4.000%, 11/01/37	5,041

	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,315

	Transportation — 0.4%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,531
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	713
5,000	Illinois State Toll Highway Authority, Series A, Rev., AGM, 5.500%, 01/01/15	5,435

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	990

		12,669

	Water & Sewer — 0.0% (g)
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/30	1,273

	Total Illinois	30,906

	Indiana — 1.5%
	Certificate of Participation/Lease — 0.2%
5,205	Indianapolis Local Public Improvement Bond Bank, Series E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,645

	Education — 0.2%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,508
2,920	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/13 (p)	2,984

		7,492

	Other Revenue — 0.7%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,345
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	179
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	12,097
1,700	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	1,850
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	2,115
	South Bend Community School Corp., First Mortgage,
1,350	Rev., AGM, 5.000%, 07/05/14	1,438
855	Rev., AGM, 5.000%, 01/05/16	961
1,030	Rev., AGM, 5.000%, 07/05/17	1,210

		22,195

	Prerefunded — 0.4%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	3,998
10,000	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	10,479

		14,477

	Total Indiana	49,809

	Iowa — 0.4%
	General Obligation — 0.1%
	City of Des Moines, Capital Loan Notes,
3,150	Series C, GO, 5.000%, 06/01/14	3,351
1,070	Series C, GO, 5.000%, 06/01/15	1,184

		4,535

	Other Revenue — 0.3%
	Iowa Finance Authority, State Revolving Fund,
1,000	Rev., 5.000%, 08/01/19	1,235
1,000	Rev., 5.000%, 08/01/20	1,252
5,940	Rev., 5.000%, 08/01/26	7,184

		9,671

	Total Iowa	14,206

	Kansas — 3.4%
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,627
6,105	Rev., 5.000%, 06/01/17	7,169

		13,796

	Other Revenue — 2.0%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	1,946
	Kansas State Department of Transportation,
5,000	Series A, Rev., 5.000%, 09/01/13	5,140
7,000	Series A, Rev., 5.000%, 09/01/16	8,100
4,800	Series A, Rev., 5.000%, 09/01/18	5,866
8,000	Series B, Rev., 5.000%, 09/01/20	10,087
26,000	Series B, Rev., 5.000%, 09/01/21	33,127

		64,266

	Prerefunded — 0.9%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	20,537

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,782

		29,319

	Utility — 0.1%
3,755	Wyandotte County-Kansas City Unified Government, Utility System, Series 2004, Rev., AMBAC, 5.650%, 09/01/15	4,229

	Total Kansas	111,610

	Kentucky — 1.3%
	Other Revenue — 1.0%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	7,095
1,000	Rev., AGM, 5.000%, 11/01/24	1,176
5,185	Kentucky Turnpike Authority, Revitalization, Series A, Rev., 5.000%, 07/01/28	6,198
	Louisville & Jefferson County Metro Government Board of Water Works,
13,225	Series A, Rev., 5.000%, 11/15/14	14,325
3,955	Series A, Rev., 5.000%, 11/15/18	4,844

		33,638

	Prerefunded — 0.3%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., NATL-RE, 5.000%, 10/01/13 (p)	5,160
4,030	Rev., NATL-RE, 5.125%, 10/01/13 (p)	4,162

		9,322

	Total Kentucky	42,960

	Louisiana — 0.4%
	Other Revenue — 0.2%
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.850%, 06/01/13	5,004

	Prerefunded — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,909
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,910

		6,819

	Total Louisiana	11,823

	Maryland — 3.4%
	Education — 0.4%
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,433
4,340	Series A, Rev., 5.000%, 04/01/17	5,101
4,560	Series A, Rev., 5.000%, 04/01/18	5,503

		13,037

	General Obligation — 1.9%
5,325	Baltimore County Consolidated Public Improvement, GO, 5.000%, 08/01/20	6,714
4,060	Hardford County, Public Improvement, GO, 5.000%, 12/01/15	4,584
5	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14 (p)	5
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17	5,907
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	6,982
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	24,570
	State of Maryland, State & Local Facilities Loan, Second Series,
6,700	GO, 5.000%, 08/01/13 (p)	6,861
8,000	GO, 5.000%, 08/01/15	8,913

		64,536

	Other Revenue — 0.6%
	Baltimore Board of School Commissioners,
4,625	Rev., 5.000%, 05/01/15	5,098
4,725	Rev., 5.000%, 05/01/17	5,561
4,605	Maryland State Transportation Authority, Transportation Facilities Project, Rev., 5.000%, 07/01/22	5,844
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,567

		18,070

	Prerefunded — 0.0% (g)
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,019

	Transportation — 0.5%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/18	4,507

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
9,880	Rev., 5.250%, 12/15/17	11,990

		16,497

	Water & Sewer — 0.0% (g)
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,181

	Total Maryland	114,340

	Massachusetts — 3.6%
	Certificate of Participation/Lease — 0.4%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/27	13,070

	Education — 0.3%
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	10,674

	General Obligation — 0.8%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	11,220
	Commonwealth of Massachusetts, Consolidated Lien,
10,000	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	10,906
2,455	Series D, GO, 5.250%, 10/01/13 (p)	2,536

		24,662

	Other Revenue — 0.6%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,935
1,770	Rev., AGM, 5.000%, 04/01/17	2,003
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,426
10,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A, Rev., 5.000%, 08/15/23	12,515

		18,879

	Prerefunded — 1.4%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22	263
	Commonwealth of Massachusetts, Consolidated Lien,
5,000	Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	5,912
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,819
	Commonwealth of Massachusetts, Special Obligation,
14,900	Rev., FGIC, 5.000%, 01/01/14 (p)	15,548
4,160	Rev., FGIC, 5.250%, 01/01/14 (p)	4,350
2,500	Commonwealth of Massachusetts, Water Pollution Abatement, Series 10, Rev., 5.000%, 08/01/14 (p)	2,677
11,695	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/14 (p)	12,480

		47,049

	Special Tax — 0.1%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/15 (p)	4,290

	Total Massachusetts	118,624

	Michigan — 1.8%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	3,888
4,170	Series A, Rev., 5.000%, 04/01/21	4,977

		8,865

	General Obligation — 0.4%
	Ann Arbor School District,
3,425	GO, Q-SBLF, 5.000%, 05/01/20	4,211
2,000	GO, Q-SBLF, 5.000%, 05/01/21	2,479
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,138
2,000	Huron Valley School District, GO, Q-
	SBLF, 5.000%, 05/01/24	2,334
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,132

		13,294

	Other Revenue — 0.5%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	12,554
3,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/21	3,766
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., AGM, 5.000%, 09/01/16	1,551

		17,871

	Prerefunded — 0.4%
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, Q-SBLF, 5.000%, 05/01/13 (p)	8,095

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued

	Prerefunded — Continued
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,063

		13,158

	Transportation — 0.0% (g)
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,484

	Water & Sewer — 0.2%
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/13	5,996

	Total Michigan	60,668

	Minnesota — 1.7%
	General Obligation — 1.4%
	Olmsted County, Crossover,
2,085	Series A, GO, 4.000%, 02/01/23	2,432
775	Series A, GO, 5.000%, 02/01/21	979
3,350	Ramsey County, Capital Improvement,
	Series B, GO, 5.000%, 02/01/20	4,168
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,769
4,900	GO, 5.000%, 11/01/19	5,660
10,000	GO, AGM, 5.000%, 08/01/13 (p)	10,237
6,760	Series C, GO, 5.000%, 08/01/16	7,800
1,270	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/21	1,621
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	10,427

		49,093

	Other Revenue — 0.3%
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	8,685

	Total Minnesota	57,778

	Mississippi — 0.7%
	General Obligation — 0.2%
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,210

	Prerefunded — 0.5%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,329

	Total Mississippi	21,539

	Missouri — 3.5%
	General Obligation — 0.1%
1,000	Cass County Reorganized School District No. R-2, GO, 5.000%, 03/01/20	1,122
2,260	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,662

		3,784

	Other Revenue — 2.0%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
3,440	Series A, Rev., 5.000%, 09/01/19	4,016
7,640	Series A, Rev., 5.000%, 09/01/20	8,961
8,120	Series A, Rev., 5.000%, 09/01/21	9,556
1,455	Missouri State Board Public Buildings, Series A, Rev., 5.000%, 10/15/15	1,503
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	13,199
20,915	Series A, Rev., 5.000%, 01/01/21	25,645
2,355	Series B, Rev., 5.000%, 07/01/25	2,907

		65,787

	Prerefunded — 0.0% (g)
1,575	Hazelwood School District, GO, 5.250%, 03/01/13 (p)	1,582

	Transportation — 1.4%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,260
4,060	Series A, Rev., 5.000%, 05/01/20	4,923
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,036
7,000	Series A, Rev., 5.000%, 05/01/17	7,979
6,000	Series B, Rev., 5.000%, 05/01/22	6,820
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,716
	Missouri State Highways & Transit Commission, Senior Lien,
5,000	Rev., 5.000%, 02/01/16	5,669
7,000	Rev., 5.000%, 02/01/21	8,111

		46,514

	Total Missouri	117,667

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nebraska — 0.7%
	Education — 0.3%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	4,128
3,715	Rev., AMBAC, 5.000%, 07/15/19	4,224

		8,352

	General Obligation — 0.1%
1,960	Omaha City Convention Center/Arena Project, GO, 5.250%, 04/01/27	2,653

	Other Revenue — 0.2%
	Omaha Public Power District Electric,
5,000	Series A, Rev., 4.000%, 02/01/32	5,384
2,500	Series A, Rev., 5.000%, 02/01/37	2,898

		8,282

	Utility — 0.1%
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	289
600	Series B, Rev., AGM, 5.000%, 01/01/18	703
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,798

		3,790

	Total Nebraska	23,077

	Nevada — 1.3%
	Education — 0.4%
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 07/01/21	6,419
6,075	Series B, Rev., AMBAC, 5.000%, 07/01/22	6,725

		13,144

	General Obligation — 0.2%
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	5,453

	Prerefunded — 0.5%
3,795	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	4,290
12,140	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	13,193

		17,483

	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,675

	Total Nevada	41,755

	New Hampshire — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,210
1,035	Series E, Rev., 5.000%, 01/15/24	1,211
1,195	Series E, Rev., 5.000%, 01/15/26	1,383
1,250	Series E, Rev., 5.000%, 01/15/27	1,442

	Total New Hampshire	5,246

	New Jersey — 2.6%
	Education — 0.2%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,103

	General Obligation — 0.5%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	1,030
2,500	State of New Jersey, GO, 5.250%, 08/01/20	3,136
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,693
	Township of Maplewood, General Improvement,
775	GO, 4.000%, 10/15/17	884
1,495	GO, 5.000%, 10/15/20	1,856
1,505	GO, 5.000%, 10/15/21	1,884
	Township of Woodbridge,
1,720	GO, 4.000%, 07/15/16	1,885
1,100	GO, 5.000%, 07/15/22	1,303
1,200	GO, 5.000%, 07/15/23	1,405

		15,076

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14 (p)	5,352

	Other Revenue — 1.0%
6,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	6,867
	New Jersey Economic Development Authority, School Facilities Construction,
1,500	Series NN, Rev., 5.000%, 03/01/23 (w)	1,830
3,500	Series NN, Rev., 5.000%, 03/01/24	4,211
5,000	Series NN, Rev., 5.000%, 03/01/25 (w)	5,958

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	Series NN, Rev., 5.000%, 03/01/29 (w)	5,841
7,510	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/15 (p)	8,387
60	New Jersey Environmental Infrastructure Trust, Unrefunded Balance, Series A, Rev., 5.000%, 09/01/15 (p)	67

		33,161

	Prerefunded — 0.5%
2,670	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	2,771
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series C, Rev., AGM-CR, 5.500%, 06/15/13 (p)	5,097
1,500	Series D, Rev., 5.000%, 06/15/14 (p)	1,598
8,120	Tobacco Settlement Financing Corp., Rev., 6.750%, 06/01/13 (p)	8,297

		17,763

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	6,169

	Total New Jersey	85,624

	New Mexico — 1.2%
	General Obligation — 0.2%
4,200	New Mexico Finance Authority, Senior Lien, Series C, GO, 5.000%, 06/01/22	5,173

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,900
1,690	Series B, Rev., 5.000%, 06/01/23	1,970
1,820	Series B, Rev., 5.000%, 06/01/25	2,108
1,965	Series B, Rev., 5.000%, 06/01/27	2,260
	New Mexico Finance Authority, State Transportation, Sub Lien,
1,195	Series A-2, Rev., 4.000%, 12/15/18	1,385
3,000	Series A-2, Rev., 5.000%, 12/15/19	3,694
2,245	Series A-2, Rev., 5.000%, 12/15/20	2,790
1,385	Series A-2, Rev., 5.000%, 12/15/21	1,698

		17,805

	Special Tax — 0.5%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	7,475
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/13 (p)	10,905

		18,380

	Total New Mexico	41,358

	New York — 12.0%
	Certificate of Participation/Lease — 0.5%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	17,537

	Education — 1.8%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,650
6,750	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,723
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	5,930
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	11,827
4,000	Series A, Rev., 5.000%, 03/15/23	4,779
8,000	Series C, Rev., 5.000%, 03/15/14	8,437
6,500	Series C, Rev., 5.000%, 12/15/21	7,482
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	412
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	546
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	748
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,550

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	5,178

		58,262

	General Obligation — 1.4%
1,385	Bethlehem Central School District, Series A, GO, 4.000%, 01/15/21	1,583
	Briarcliff Manor, Public Improvement,
285	Series A, GO, AGM, 5.000%, 09/01/13	293
100	Series A, GO, AGM, 5.000%, 09/01/14	107
	New York City,
7,920	Series E, GO, 5.000%, 08/01/21	9,889
5,000	Series E, GO, 5.000%, 08/01/23	5,997
7,500	Series I, GO, 5.000%, 08/01/24	9,230
11,000	Sub Series D-1, GO, 5.000%, 10/01/21	13,775
2,090	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	2,099
1,000	Starpoint Central School District, GO, 5.000%, 06/15/19	1,205
1,000	Taconic Hills Central School District at Craryville, GO, 5.000%, 06/15/19	1,207

		45,385

	Hospital — 0.2%
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., AGM, 5.000%, 02/15/14	3,771
2,220	Series D, Rev., AGM, 5.000%, 08/15/14	2,374
510	Series D, Rev., AGM, 5.000%, 02/15/18	590

		6,735

	Other Revenue — 4.7%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,689
1,235	New York City Municipal Water Finance Authority, Fiscal Year 2010, Series BB, Rev., 2.500%, 06/15/13	1,246
8,980	New York City Municipal Water Finance Authority, Fiscal Year 2013, Series BB, Rev., 5.000%, 06/15/47	10,239
	New York City Municipal Water Finance Authority, Second Generation Resolution,
17,835	Series FF, Rev., 5.000%, 06/15/24	21,485
6,585	Series HH, Rev., 5.000%, 06/15/26	7,979
4,790	New York City Transitional Finance Authority, Building Aid Revenue, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,763
400	New York City Transitional Finance Authority, Building Aid Revenue, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	460
395	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/18	443
1,675	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured, Series B, Rev., 5.000%, 11/01/17	1,981
10,000	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	11,502
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,974
	New York State Thruway Authority,
7,425	Series B, Rev., 5.000%, 04/01/23	8,533
6,100	Series G, Rev., AGM, 5.000%, 01/01/25	6,668
5,000	New York State Thruway Authority, Highway & Bridge, Series B, Rev., AMBAC, 5.000%, 04/01/21	5,558
10,000	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	12,031
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	6,125
	Triborough Bridge & Tunnel Authority, General Purpose,
24,250	Series A, Rev., 5.000%, 01/01/26	29,262
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,910
1,250	Series B, Rev., 5.000%, 11/15/31	1,495
12,000	Series B, Rev., 5.000%, 11/15/20 (w)	14,921

		157,264

	Prerefunded — 0.5%
3,290	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 05/01/17 (p)	3,879
5,000	New York State Thruway Authority, Series A, Rev., NATL-RE, 5.250%, 04/01/13 (p)	5,042
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,408

		15,329

	Special Tax — 1.1%
3,750	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/21	4,560

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
7,875	New York Local Government Assistance Corp., Sub Series A-5/6, Rev., 5.500%, 04/01/19	9,935
5,805	New York Local Government Assistance Corp., Senior Lien, Rev., 5.500%, 04/01/19	7,324
	New York State Environmental Facilities Corp.,
1,000	Series A, Rev., 5.000%, 12/15/19	1,182
2,430	Series A, Rev., 5.250%, 12/15/18	3,002
5,000	New York State Thruway Authority, Series A, Rev., 5.250%, 03/15/19	6,150
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/27	5,378

		37,531

	Transportation — 1.0%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/28	1,273
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,548
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	8,205
7,000	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/16	7,255
2,535	New York State Thruway Authority, Series B, Rev., AMBAC, 5.000%, 04/01/18	2,836
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,657

		31,774

	Water & Sewer — 0.8%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,799
	New York City Municipal Water Finance Authority,
380	Series AA, Rev., 5.000%, 06/15/17	448
2,500	Series CC, Rev., 5.000%, 06/15/29	2,921
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/17	2,854
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Sub Series C, Rev., 5.000%, 06/15/21	11,954
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,568
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,090

		27,634

	Total New York	397,451

	North Carolina — 1.2%
	Certificate of Participation/Lease— 0.0% (g)
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/17	1,159

	General Obligation — 0.9%
	Durham County,
1,000	GO, 5.000%, 04/01/16	1,141
1,175	GO, 5.000%, 04/01/17	1,384
1,240	New Hanover County, GO, 5.000%, 12/01/16	1,447
10,000	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/15	11,034
	Wake County, Hammond Road Detention Center, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,417
3,905	GO, 5.000%, 06/01/20	4,757
5,950	GO, 5.000%, 06/01/21	7,270

		28,450

	Other Revenue — 0.2%
	City of High Point, Combined Water & Sewer System Revenue,
1,000	Rev., AGM, 5.000%, 11/01/25	1,180
1,170	Rev., AGM, 5.000%, 11/01/26	1,381
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/22	4,997

		7,558

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,959

	Total North Carolina	40,126

	Ohio — 2.3%
	Certificate of Participation/Lease—0.1%
2,105	Ohio State Building Authority, Adult Correctional Facilities, Series B, Rev., COP, 5.000%, 10/01/13	2,170

	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	3,151

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 1.1%
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/14 (p)	8,298
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,962
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/14 (p)	244
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14 (p)	3,159
3,165	Series B, GO, 5.000%, 09/15/15	3,534
5,035	Series B, GO, 5.000%, 09/15/16	5,811
1,560	Series C, GO, 5.000%, 09/15/22	1,973
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	6,043

		36,024

	Other Revenue — 0.5%
550	City of Cleveland, Parking Facility, Rev., AGM, 5.250%, 09/15/18 (p)	673
1,165	City of Cleveland, Parking Facility, Unrefunded Balance, Rev., AGM, 5.250%, 09/15/18	1,365
1,725	JobsOhio Beverage System, Statewide Senior Lien Liquor Profits, Series A, Rev., 5.000%, 01/01/23 (w)	2,140
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/22	2,675
6,850	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	8,829
2,000	Ohio State University, Series A, Rev., 5.000%, 06/01/24 (w)	2,500

		18,182

	Prerefunded — 0.2%
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	7,005

	Water & Sewer — 0.3%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,547
4,650	Series A, Rev., 5.000%, 12/01/18	5,670

		10,217

	Total Ohio	76,749

	Oklahoma — 0.8%
	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,206
3,500	Rev., 5.500%, 09/01/15	3,935
5,210	Rev., 5.500%, 09/01/18	6,447

		11,588

	Other Revenue — 0.5%
2,195	Oklahoma Development Finance Authority, Department of Corrections Project, Rev., 5.000%, 04/01/23 (w)	2,721
	Oklahoma Turnpike Authority, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,693
2,500	Series A, Rev., 5.000%, 01/01/24	3,034
5,500	Tulsa County Industrial Authority, Broken Arrow Public Schools Project, Rev., 5.000%, 09/01/19	6,601

		16,049

	Total Oklahoma	27,637

	Oregon — 1.3%
	Certificate of Participation/Lease — 0.5%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	4,141
3,350	Series A, COP, 5.000%, 05/01/21	3,996
6,965	Series A, COP, 5.000%, 05/01/22	8,226

		16,363

	General Obligation — 0.4%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,817
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	132
4,950	Portland Community College District, GO, AGM, 5.000%, 06/15/14	5,272
2,245	Washington & Multnomah Counties School District No. 48J Beaverton, Series B, GO, 4.000%, 06/15/18	2,580
2,500	Washington County School District No. 1 West Union, GO, 5.000%, 06/15/21	3,138

		12,939

	Other Revenue — 0.1%
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/14 (p)	2,940

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — 0.1%
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,497

	Water & Sewer — 0.2%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	7,916

	Total Oregon	41,655

	Pennsylvania — 3.7%
	Education — 0.1%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/22	1,460
2,000	Series A, Rev., 5.000%, 03/01/23	2,314

		3,774

	General Obligation — 2.2%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/15	9,945
865	Central Bucks School District, GO, NATL- RE, FGIC, 5.000%, 05/15/15 (p)	956
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/22	5,351
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,631
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,032
14,865	GO, 5.000%, 05/15/18	17,936
9,660	GO, 5.000%, 07/01/22	12,221
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/22	4,490
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,399
1,315	Haverford Township School District, GO, AGM, 5.250%, 03/15/16	1,477
1,060	Marple Newtown School District, GO, AGM, 5.000%, 03/01/17	1,194
	Red Lion Area School District,
1,860	GO, AGM, 5.000%, 05/01/20	2,195
1,200	GO, AGM, 5.000%, 05/01/21	1,400
2,365	GO, AGM, 5.000%, 05/01/22	2,752
2,050	Seneca Valley School District, GO, AGM, 5.000%, 07/01/13	2,090

		72,069

	Hospital — 0.2%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	5,888
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.988%, 12/01/24	2,726

		8,614

	Other Revenue — 0.8%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	2,710
20,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/18	24,266
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,393

		28,369

	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	3,040

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,381

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,922

	Total Pennsylvania	124,169

	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Health & Educational Building Corp., Brown University,
810	Series A, Rev., 5.000%, 09/01/23	991
840	Series A, Rev., 5.000%, 09/01/24	1,021
655	Series A, Rev., 5.000%, 09/01/25	793

	Total Rhode Island	2,805

	South Carolina — 1.6%
	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	3,429

	General Obligation — 0.7%
	State of South Carolina
10,000	Series A, GO, 5.000%, 06/01/19	12,377
1,175	Series A, GO, 5.000%, 06/01/20	1,477
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/21	2,613

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
4,740	Series A, GO, SCSDE, 5.250%, 03/01/22	5,642

		22,109

	Other Revenue — 0.0% (g)
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,838

	Utility — 0.7%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	15,074
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	8,161

		23,235

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,631

	Total South Carolina	53,242

	Tennessee — 1.1%
	Education — 0.3%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,978

	General Obligation — 0.5%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,865
	Metropolitan Government Nashville & Davidson County,
1,030	GO, 5.000%, 07/01/24	1,278
5,000	GO, 5.000%, 07/01/25 (w)	6,270
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,126
4,050	Series B, GO, 5.000%, 08/01/16 (p)	4,670
1,500	State of Tennessee, Series C, GO, 5.000%, 05/01/16	1,715

		17,924

	Other Revenue — 0.1%
4,000	City of Memphis, Rev., 5.000%, 12/01/15	4,512

	Utility — 0.1%
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,073

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,422

	Total Tennessee	37,909

	Texas — 8.1%
	Certificate of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State
	Preservation Board Projects, Series B,
	Rev., COP, AMBAC, 5.000%, 02/01/18	1,657

	Education — 0.8%
	Southwest Higher Education Authority, Southern Methodist University Project,
1,000	Rev., 5.000%, 10/01/14	1,076
2,000	Rev., 5.000%, 10/01/20	2,454
3,000	Rev., 5.000%, 10/01/21	3,637
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,714
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,143
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,513
2,500	Series A, Rev., 5.000%, 04/15/22	3,007
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,453
2,500	Series B, Rev., 5.250%, 08/15/17	2,995
500	Series C, Rev., 5.000%, 08/15/18	608
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,647
1,215	Series C, Rev., 5.000%, 03/01/22	1,414

		27,661

	General Obligation — 3.8%
1,075	Bexar County, GO, 5.250%, 06/15/22	1,264
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,708
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	5,228
3,225	City of Lubbock, Waterworks Systems, GO, AGM, 5.000%, 02/15/16	3,636
	City of Pflugerville, Limited Tax,
700	GO, 5.000%, 08/01/22	879
880	GO, 5.000%, 08/01/23	1,091
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,446

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
4,735	GO, 5.000%, 08/01/26	5,747
	City of San Antonio, General Improvement,
1,000	GO, 5.000%, 08/01/23	1,231
1,500	GO, 5.000%, 08/01/24	1,835
2,735	GO, 5.000%, 08/01/27	3,305
	Collin County, Tax Road,
95	GO, 5.000%, 02/15/15 (p)	104
90	GO, 5.000%, 02/15/21	98
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	811
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,453
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,395
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,329
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,332
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 4.000%, 02/15/15	1,072
1,000	GO, AGM, 5.250%, 02/15/26	1,146
1,000	GO, AGM, 5.250%, 02/15/27	1,146
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,461
1,000	Fort Bend County, Road, GO, 5.000%, 03/01/20	1,235
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	2,083
4,800	Harris County Flood Control District,
	Series A, GO, 5.250%, 10/01/19	6,014
	Harris County, Permanent Improvement,
2,000	Series B, GO, 4.000%, 10/01/15	2,187
1,500	Series B, GO, 5.000%, 10/01/15	1,680
1,605	Series B, GO, 5.000%, 10/01/19	1,989
	Harris County, Road,
2,750	Series A, GO, 5.250%, 10/01/18	3,388
2,000	Series A, GO, 5.250%, 10/01/19	2,510
	Hays County,
2,500	GO, 5.000%, 02/15/23	2,954
1,785	GO, 5.000%, 02/15/24	2,095
2,410	GO, 5.000%, 02/15/25	2,816
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/17	753
	Longview Independent School District, Capital Appreciation, School Building,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,568
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	2,186
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,786
	North East Independent School District, Capital Appreciation, School Building,
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,428
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,692
	San Jacinto Community College District,
4,920	GO, 5.000%, 02/15/18	5,853
5,000	GO, 5.000%, 02/15/34	5,727
1,330	GO, AMBAC, 5.000%, 02/15/19	1,525
390	GO, AMBAC, 5.000%, 02/15/20	447
2,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	2,914
2,000	Socorro Independent School District, GO, PSF-GTD, 5.000%, 08/15/22	2,498
8,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/16	9,287
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	3,029
4,340	Series A, GO, 5.000%, 08/01/21	5,251
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,144

		124,756

	Hospital — 0.2%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/28	5,641
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,465

		7,106

	Other Revenue — 0.5%
1,000	City of Austin, Water & Wastewater System, Rev., 5.000%, 05/15/20	1,238
905	City of El Paso, Water & Sewer Revenue, Series A, Rev., 4.000%, 03/01/20	1,050
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	116
3,315	Rev., 5.000%, 12/15/23	3,989

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Houston Airport System, Sub Lien,
1,000	Series B, Rev., 5.000%, 07/01/25	1,173
3,000	Series B, Rev., 5.000%, 07/01/26	3,505
5,000	San Antonio Electric & Gas, Rev., 5.000%, 02/01/21	6,267

		17,338

	Prerefunded — 0.3%
5,550	City of Houston, Utility System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	8,369
1,000	North Texas Tollway Authority, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	1,087
1,200	University of Texas, Financing System, Series B, Rev., 5.250%, 08/15/13 (p)	1,233

		10,689

	Special Tax — 0.3%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,222
945	Series C, GO, 5.000%, 02/15/22	1,149
325	Series C, GO, 5.000%, 02/15/23	394
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/18	5,688

		8,453

	Transportation — 1.0%
200	City of Laredo, International Toll Bridge System, Series B, Rev., AGM, 5.000%, 10/01/13	206
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/21	5,523
3,000	Rev., 5.250%, 12/01/48	3,457
10,000	Series A, Rev., 5.000%, 12/01/16	11,626
7,660	Series A, Rev., 5.000%, 12/01/21	9,177
	Dallas-Fort Worth International Airport,
1,000	Series A, Rev., 5.000%, 11/01/19	1,208
2,000	Series A, Rev., 5.000%, 11/01/21	2,265
600	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	635

		34,097

	Utility — 0.1%
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,001

	Water & Sewer — 1.0%
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,629
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,236
2,230	Rev., 5.000%, 06/01/17	2,618
2,130	Rev., 5.000%, 06/01/18	2,557
2,695	Rev., 5.000%, 06/01/21	3,155
2,955	Rev., 5.000%, 06/01/23	3,428
3,405	Rev., 5.000%, 06/01/26	3,986
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,794
3,820	Sub Series A-1, Rev., 5.000%, 07/15/20	4,694

		31,097

	Total Texas	266,855

	Utah — 1.0%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,221
1,050	Rev., 5.000%, 12/01/20	1,266
1,100	Rev., 5.000%, 12/01/21	1,309
1,150	Rev., 5.000%, 12/01/22	1,356

		5,152

	General Obligation — 0.0% (g)
1,365	Central Utah Water Conservancy District, Series C, GO, 5.000%, 04/01/18	1,639

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,263
1,375	Series A, Rev., 5.000%, 12/01/16	1,593
1,000	Series A, Rev., 5.000%, 12/01/17	1,189

		4,045

	Other Revenue — 0.0% (g)
795	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., AMBAC, 5.000%, 07/01/15	845

	Prerefunded — 0.3%
7,525	Utah Transit Authority, Series B, Rev., AGM, 4.750%, 12/15/15 (p)	8,446
1,315	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., AMBAC, 5.000%, 07/01/14 (p)	1,401

		9,847

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.1%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,898

	Water & Sewer — 0.3%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,702

	Total Utah	32,128

	Vermont — 0.2%
	Other Revenue — 0.2%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,919
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,731

	Total Vermont	7,650

	Virginia — 4.2%
	Education — 1.0%
	Virginia College Building Authority, Public Higher Education Financing Program,
9,080	Series B, Rev., 5.000%, 09/01/17	10,775
10,050	Series B, Rev., 5.000%, 09/01/19	12,348
5,135	Virginia Public School Authority, Series A, Rev., 5.000%, 08/01/14	5,498
	Virginia Public School Authority, School Financing, 1997 Resolution,
1,900	Series A, Rev., 5.000%, 08/01/14	2,034
3,000	Series B, Rev., 5.000%, 08/01/13	3,073

		33,728

	General Obligation — 1.6%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	5,864
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	4,041
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	250
	Commonwealth of Virginia,
4,000	Series A, GO, 5.000%, 06/01/13	4,064
2,725	Series A, GO, 5.000%, 06/01/14	2,898
17,575	Series D, GO, 5.000%, 06/01/20	21,615
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/18 (p)	7,856
6,260	Prince William County, Public Improvement, Series A, GO, 5.000%, 08/01/18	7,640

		54,228

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,336

	Other Revenue — 0.9%
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	5,704
4,910	Series B-1, Rev., 5.000%, 08/01/18	5,937
5,620	Series C, Rev., 5.000%, 08/01/15 (p)	6,257
5,225	Series D, Rev., 5.000%, 08/01/17	6,178
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	3,962

		28,038

	Prerefunded — 0.3%
1,500	Arlington County, Public Improvement, GO, 5.250%, 05/15/14 (p)	1,597
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	7,788

		9,385

	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,804

	Transportation — 0.3%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,641
1,005	5.000%, 04/01/16	1,136
1,935	5.000%, 04/01/17	2,253
1,655	5.000%, 04/01/18	1,974
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,077

		10,081

	Total Virginia	139,600

	Washington — 3.1%
	General Obligation — 2.7%
2,000	City of Tacoma, Series B, GO, NATL-RE, Zero Coupon, 12/01/16	1,906
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,854

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
	Snohomish County School District No. 201,
8,425	GO, 5.000%, 12/01/22	10,408
6,660	GO, 5.000%, 12/01/23	8,142
6,320	State of Washington, Series R-2012A, GO, 5.000%, 07/01/24	7,719
6,000	State of Washington, Motor Vehicle Tax Senior 520, Series C, GO, 5.000%, 06/01/23	7,368
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,748
1,000	Series C, GO, 5.000%, 01/01/18	1,194
2,000	Series D, GO, 5.000%, 02/01/24 (w)	2,499
12,400	Series R-2010A, GO, 5.000%, 01/01/22	14,848
7,750	Series R-2012C, GO, 5.000%, 07/01/25	9,520
1,800	Whitman County School District No. 267 Pullman, GO, 5.000%, 12/01/18	2,180
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,784

		89,170

	Hospital — 0.0% (g)
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,391

	Other Revenue — 0.4%
5,520	City of Seattle, Municipal Light and Power Improvement, Series A, Rev., 5.000%, 06/01/21	6,911
5,000	City of Seattle, Water System Revenue, Rev., 5.000%, 09/01/21	6,298

		13,209

	Utility — 0.0% (g)
200	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13	204

	Total Washington	103,974

	Wisconsin — 0.5%
	General Obligation — 0.5%
	State of Wisconsin,
5,000	Series 1, GO, NATL-RE, 5.000%, 05/01/14	5,294
5,000	Series B, GO, 5.000%, 05/01/23	6,146
5,000	Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,506

	Total Wisconsin	16,946

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/14 (p)	162

	Total Municipal Bonds (Cost $2,986,853)	3,222,142

SHARES
Short-Term Investment — 3.1%
	Investment Company — 3.1%
101,871	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $101,871)	101,871

	Total Investments — 100.3% (Cost $3,088,724)	3,324,013
	Liabilities in Excess of Other Assets — (0.3)%	(8,820)

	NET ASSETS — 100.0%	$3,315,193

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.855%at termination	CPI-U at termination	02/13/13	$500	$(26)
Barclays Bank plc	2.540%at termination	CPI-U at termination	03/19/13	50,000	(2,083)
Barclays Bank plc	2.950%at termination	CPI-U at termination	06/14/13	2,000	(132)
Barclays Bank plc	2.923%at termination	CPI-U at termination	06/15/13	3,000	(192)
Barclays Bank plc	2.573%at termination	CPI-U at termination	07/15/13	25,000	(1,054)
Barclays Bank plc	2.895%at termination	CPI-U at termination	08/25/13	25,000	(1,718)
Barclays Bank plc	2.993%at termination	CPI-U at termination	01/15/14	25,000	(2,066)
Barclays Bank plc	2.573%at termination	CPI-U at termination	01/15/14	50,000	(2,431)
Barclays Bank plc	3.007%at termination	CPI-U at termination	01/15/15	20,000	(1,946)
Barclays Bank plc	2.920%at termination	CPI-U at termination	01/15/15	25,000	(2,195)
Barclays Bank plc	2.610%at termination	CPI-U at termination	03/19/15	50,000	(2,753)
Barclays Bank plc	2.675%at termination	CPI-U at termination	10/12/15	50,000	(2,719)
Barclays Bank plc	2.998%at termination	CPI-U at termination	01/15/16	25,000	(2,481)
Barclays Bank plc	2.095%at termination	CPI-U at termination	05/24/16	50,000	733
Barclays Bank plc	2.943%at termination	CPI-U at termination	06/14/16	5,000	(439)
Barclays Bank plc	2.930%at termination	CPI-U at termination	06/15/16	3,000	(259)
Barclays Bank plc	2.680%at termination	CPI-U at termination	07/15/16	25,000	(1,516)
Barclays Bank plc	2.718%at termination	CPI-U at termination	01/15/17	50,000	(3,354)
Barclays Bank plc	2.812%at termination	CPI-U at termination	10/12/19	25,000	(1,597)
Barclays Bank plc	2.590%at termination	CPI-U at termination	12/31/19	80,000	255
Barclays Bank plc	2.420% at termination	CPI-U at termination	05/24/20	25,000	479
BNP Paribas S.A.	1.980%at termination	CPI-U at termination	01/31/14	100,000	1,256
BNP Paribas S.A.	1.910%at termination	CPI-U at termination	06/18/15	50,000	943
BNP Paribas S.A.	2.395%at termination	CPI-U at termination	05/31/16	100,000	(789)
BNP Paribas S.A.	2.350%at termination	CPI-U at termination	07/06/20	25,000	754
Citibank, N.A.	2.285%at termination	CPI-U at termination	06/30/18	50,000	997
Citibank, N.A.	2.420%at termination	CPI-U at termination	06/30/20	50,000	1,093
Citibank, N.A.	2.410%at termination	CPI-U at termination	07/01/20	50,000	1,153
Citibank, N.A.	2.330%at termination	CPI-U at termination	07/06/20	50,000	1,619
Credit Suisse International	1.900%at termination	CPI-U at termination	05/02/14	49,000	(32)
Credit Suisse International	1.840%at termination	CPI-U at termination	05/09/14	50,000	(8)
Credit Suisse International	1.880%at termination	CPI-U at termination	01/02/15	50,000	71
Credit Suisse International	2.250%at termination	CPI-U at termination	05/09/17	50,000	216
Deutsche Bank AG, New York	1.865%at termination	CPI-U at termination	01/03/15	50,000	86
Deutsche Bank AG, New York	1.990%at termination	CPI-U at termination	06/08/15	40,000	551
Deutsche Bank AG, New York	2.135%at termination	CPI-U at termination	08/03/16	100,000	1,225
Deutsche Bank AG, New York	2.410%at termination	CPI-U at termination	06/30/20	100,000	2,297
Morgan Stanley Capital Services	2.268%at termination	CPI-U at termination	03/01/15	240,000	(1,372)
Royal Bank of Scotland	2.140%at termination	CPI-U at termination	09/15/13	100,000	(4,544)
Royal Bank of Scotland	1.840%at termination	CPI-U at termination	05/09/14	50,000	(8)
Royal Bank of Scotland	2.430%at termination	CPI-U at termination	06/28/20	25,000	516
Royal Bank of Scotland	2.423%at termination	CPI-U at termination	06/30/20	75,000	1,611
Royal Bank of Scotland	0.036%at termination	CPI-U at termination	07/31/29	49,000	(8,397)
UBS Warburg	2.275%at termination	CPI-U at termination	07/02/18	50,000	1,055
UBS Warburg	2.220%at termination	CPI-U at termination	07/06/18	50,000	1,317
UBS Warburg	2.480%at termination	CPI-U at termination	07/01/22	50,000	1,395

					$(24,489)

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to provide inflation protection within its portfolio. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $41,590,000 of this investment is restricted as collateral for swaps to various brokers

*	Filed for bankruptcy on November 8, 2010.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,835
Aggregate gross unrealized depreciation	(2,546)

Net unrealized appreciation/depreciation	$235,289

Federal income tax cost of investments	$3,088,724

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$101,871	$3,222,142	$—	$3,324,013
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$19,622	$—	$19,622
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(44,111)	$—	$(44,111)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.8% (t)
	Alaska — 0.3%
	General Obligation — 0.3%
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.250%, 04/01/15 (p)	110

	Arizona — 1.0%
	General Obligation — 0.7%
150	City of Scottsdale, GO, 5.000%, 07/01/21	189
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	96

		285

	Transportation — 0.3%
90	Arizona State Transportation Board, Series B, Rev., 5.000%, 07/01/13	92

	Total Arizona	377

	California — 3.4%
	Education — 0.3%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	72
50	University of California, Series C, Rev., NATL-RE, 4.750%, 05/15/13 (p)	51

		123

	General Obligation — 2.2%
200	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	204
175	San Ramon Valley Unified School District, 2002 Election, GO, AGM, 5.250%, 08/01/14 (p)	188
375	State Center Community College District, GO, 5.000%, 08/01/25	454

		846

	Other Revenue — 0.3%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	91
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	32

		123

	Prerefunded — 0.6%
30	El Monte Union High School District, 2002 Election, Series B, GO, NATL-RE, 5.000%, 03/01/15 (p)	33
80	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	82
30	Pasadena Unified School District, Election 1997, Series D, GO, NATL-RE, 4.500%, 05/01/13 (p)	30
100	Redondo Beach Unified School District, Election of 2000, GO, AGM, 5.750%, 08/01/13 (p)	105

		250

	Total California	1,342

	Colorado — 2.7%
	General Obligation — 1.0%
305	Jefferson County School District R-1, GO, 5.000%, 12/15/22	385

	Other Revenue — 1.5%
500	Colorado Water Resources & Power Development Authority, Revolving Fund, Series A, Rev., 5.250%, 09/01/16	582

	Special Tax — 0.2%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	100

	Total Colorado	1,067

	Connecticut — 4.0%
	General Obligation — 4.0%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	176
250	State of Connecticut, Series E, GO, 5.000%, 12/15/16	291
100	Town of New Canaan, Series B, GO, 5.000%, 04/01/20	122
500	Town of Stratford, Series B, GO, 4.000%, 08/01/17	565
200	Town of Trumbull, GO, 5.000%, 09/15/16	231
135	Town of West Hartford, Series A, GO, 5.000%, 07/01/18	164

	Total Connecticut	1,549

	District of Columbia — 0.8%
	Education — 0.3%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	111

	General Obligation — 0.1%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	22

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.4%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	161

	Total District of Columbia	294

	Florida — 2.7%
	General Obligation — 1.5%
500	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/25	604

	Other Revenue — 0.8%
185	Florida State Department of Transportation, Series A, Rev., 4.000%, 07/01/18	212
80	Polk County, Public Facilities Authority, Rev., NATL-RE, 5.000%, 12/01/18	88

		300

	Transportation — 0.3%
125	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13 (p)	129

	Water & Sewer — 0.1%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	28

	Total Florida	1,061

	Georgia — 4.7%
	General Obligation — 1.1%
50	Augusta Georgia, GO, 4.000%, 10/01/14	53
200	Henry County School District, GO, 4.000%, 08/01/13	204
150	State of Georgia, Series D, GO, 5.250%, 10/01/15	169

		426

	Other Revenue — 3.4%
625	County of Columbia, Water & Sewerage, Rev., 4.000%, 06/01/17	707
250	DeKalb County, Water & Sewer, Series B, Rev., 5.250%, 10/01/26	326
250	Henry County, Water & Sewerage Authority, Rev., 5.000%, 02/01/26	305

		1,338

	Water & Sewer — 0.2%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	70

	Total Georgia	1,834

	Hawaii — 0.9%
	General Obligation — 0.9%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	362

	Idaho — 0.1%
	Water & Sewer — 0.1%
50	Idaho Board Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	56

	Illinois — 1.2%
	General Obligation — 0.2%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	72

	Other Revenue — 0.5%
165	Forest Preserve District of Cook County, Limited Tax Project and Refunding, Series B, GO, 5.000%, 12/15/24	197

	Prerefunded — 0.5%
150	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	184

	Total Illinois	453

	Indiana — 1.6%
	Education — 0.3%
100	Purdue University, Student Fees, Series U, Rev., 5.250%, 07/01/21	128

	Other Revenue — 1.3%
250	Indiana Finance Authority, Revolving Fund, Rev., 5.000%, 02/01/21	309
150	Indiana Transportation Finance Authority, Series B, Rev., NATL-RE, FGIC, 5.500%, 12/01/16	176

		485

	Total Indiana	613

	Iowa — 0.2%
	Water & Sewer — 0.2%
65	City of Des Moines, Sewer System, Series H, Rev., AGM, 5.000%, 06/01/14	69

	Kansas — 2.2%
	General Obligation — 2.2%
500	City of Wichita, Series B, GO, 4.000%, 09/01/17	572
265	Sedgwick County Unified School District No. 265 Goddard, Series 2, GO, AGM, 5.000%, 10/01/15	295

	Total Kansas	867

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kentucky — 0.6%
	Prerefunded — 0.6%
250	University of Kentucky, Housing & Dining Systems, Series S, Rev., AGM, 4.400%, 06/01/13 (p)	253

	Louisiana — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.6%
200	Terrebonne Parish, Series ST, Rev., 5.875%, 03/01/26	237

	Maryland — 5.9%
	General Obligation — 4.1%
500	Anne Arundel County, Consolidated General Improvements, GO, 5.000%, 04/01/20	624
500	Maryland State Refunding, State & Local Facilities Loan, Series C, GO, 5.000%, 11/01/17	600
100	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	118
50	Prince Georges County, Public Improvement, Series A, GO, 5.000%, 10/01/13	51
200	State of Maryland, Local Facilities First, Series A, GO, 5.000%, 03/01/13	201

		1,594

	Other Revenue — 0.9%
220	Charles County, Consolidated Public Improvement, GO, 5.000%, 04/01/15	241
100	Maryland State Department of Transportation, Second Issue, Rev., 4.000%, 09/01/13	102

		343

	Prerefunded — 0.6%
250	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 5.625%, 06/01/13 (p)	255

	Transportation — 0.3%
100	Maryland State Department of Transportation, Second Issue, Rev., 4.000%, 09/01/16	112

	Total Maryland	2,304

	Massachusetts — 3.9%
	Certificate of Participation/Lease — 2.0%
	Massachusetts Bay Transportation Authority,
350	Series A, Rev., COP, 5.250%, 07/01/27	458
250	Series B, Rev., COP, 5.250%, 07/01/23	321

		779

	Education — 0.2%
100	University of Massachusetts Building Authority, Senior Series 1, Rev., AMBAC, 5.250%, 11/01/13 (p)	104

	General Obligation — 1.1%
300	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/21	384
35	Commonwealth of Massachusetts, Consolidated Loan, Series A, GO, 5.000%, 05/01/13	35

		419

	Other Revenue — 0.3%
100	Massachusetts Health & Educational Facilities Authority, Harvard University, Series A, Rev., 5.000%, 12/15/15	113

	Prerefunded — 0.3%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	104

	Total Massachusetts	1,519

	Michigan — 0.2%
	Education — 0.2%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	82

	Minnesota — 1.0%
	General Obligation — 0.4%
150	State of Minnesota, Various Purpose, Series F, GO, 4.000%, 08/01/13	153

	Other Revenue — 0.6%
200	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/16	227

	Total Minnesota	380

	Mississippi — 0.3%
	Prerefunded — 0.3%
100	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	99

	Missouri — 3.3%
	General Obligation — 2.8%
350	City of Kansas, Improvement, Series A, GO, 5.000%, 02/01/23	427
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.000%, 03/01/20	205

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
200	Springfield School District No. R-12, GO, AGM, 5.000%, 03/01/15	219
250	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	262

		1,113

	Transportation — 0.3%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/22	114

	Water & Sewer — 0.2%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.500%, 07/01/14	79

	Total Missouri	1,306

	New Jersey — 1.9%
	Education — 0.3%
125	New Jersey Economic Development Authority, School Facilities Construction, Series F, Rev., 5.250%, 06/15/13 (p)	127

	Prerefunded — 1.1%
385	New Jersey Transportation Trust Fund Authority, Transportation System, Rev., AGM, 5.750%, 12/15/14 (p)	424

	Transportation — 0.5%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	99
60	Series A, Rev., 5.500%, 12/15/21	75

		174

	Total New Jersey	725

	New Mexico — 5.4%
	General Obligation — 1.0%
340	New Mexico Finance Authority, Senior Lien, Series C, GO, 5.000%, 06/01/22	419

	Other Revenue — 4.4%
300	Bernalillo County, Gross Receipts, Tax Revenue, Rev., AMBAC, 5.250%, 10/01/26	380
	New Mexico Finance Authority, State Transportation, Senior Lien,
250	Rev., 5.000%, 06/15/24	300
125	Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	133
	New Mexico Finance Authority, State Transportation, Sub Lien,
200	Series A-2, Rev., 5.000%, 12/15/20	249
500	Series A-2, Rev., 5.000%, 12/15/21	613
30	New Mexico Finance Authority, Sub Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	35

		1,710

	Total New Mexico	2,129

	New York — 10.4%
	Education — 0.3%
100	New York State Dormitory Authority, Series B, Rev., 4.000%, 03/15/14	104

	General Obligation — 2.7%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	53
195	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	209
100	Queensbury Union Free School District, GO, 4.000%, 12/15/18	116
75	Suffolk County, Public Improvement, Series B, GO, NATL-RE, 4.250%, 11/01/14	79
100	Syosset Central School District, GO, AGM, 4.250%, 12/15/13	104
350	Taconic Hills Central School District at Craryville, GO, 4.000%, 06/15/18	399
100	Town of Riverhead, Public Improvement, GO, 4.000%, 06/01/21	117

		1,077

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
280	City of New York, Series E-1, GO, 6.250%, 10/15/28	349

	Other Revenue — 5.7%
110	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	130
300	New York State Dormitory Authority, Consolidated Service Contract, Series A, Rev., 5.000%, 07/01/18	357
260	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/19	311
250	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Projects, Series K, Rev., 5.500%, 06/15/17	302

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	112
100	Triborough Bridge & Tunnel Authority, Sub Series D, Rev., 5.000%, 11/15/18	121
750	Triborough Bridge & Tunnel Authority, General Purpose, Series A, Rev., 5.000%, 01/01/26	905

		2,238

	Special Tax — 0.3%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/17	108

	Water & Sewer — 0.5%
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/17	206

	Total New York	4,082

	North Carolina — 1.7%
	Certificate of Participation/Lease — 1.0%
65	Cabarrus County, COP, 5.250%, 02/01/13 (p)	65
290	North Carolina Infrastructure Finance Corp., Capital Improvement, Series A, COP, AGM, 5.000%, 05/01/15	319

		384

	Transportation — 0.7%
300	State of North Carolina, Rev., NATL-RE, 5.000%, 03/01/13	301

	Total North Carolina	685

	North Dakota — 0.3%
	Prerefunded — 0.3%
100	North Dakota Public Finance Authority, Municipal Bond Bank, State Revolving Fund, Series A, Rev., 5.000%, 10/01/13 (p)	103

	Ohio — 1.0%
	General Obligation — 0.6%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	124
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	122

		246

	Other Revenue — 0.4%
125	Ohio State Water Development Authority, Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	155

	Total Ohio	401

	Oregon — 4.8%
	General Obligation — 4.3%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	279
300	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.250%, 06/15/26	395
1,000	Oregon State Department of Administrative Services, Series B, COP, GO, AGM, 5.000%, 05/01/13	1,012

		1,686

	Other Revenue — 0.5%
175	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/21	211

	Total Oregon	1,897

	Pennsylvania — 3.2%
	Education — 0.6%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/23	214

	General Obligation — 2.6%
500	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	613
	Commonwealth of Pennsylvania, Second Series,
200	GO, 5.000%, 01/01/16 (p)	226
100	GO, 5.000%, 03/01/16	113
75	Lower Merion School District, GO, 3.000%, 05/15/15	80

		1,032

	Total Pennsylvania	1,246

	Rhode Island — 1.6%
	Other Revenue — 1.6%
505	Rhode Island Clean Water Finance Agency, Water Pollution Control, Revolving Fund, Series A, Rev., 5.000%, 10/01/18	611

	South Carolina — 1.9%
	Education — 0.4%
150	Oconee County School District, Series B, GO, SCSDE, 3.000%, 03/01/15	158

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 1.2%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	375
100	State of South Carolina, State Highway, Series A, GO, 4.000%, 06/01/14	105

		480

	Other Revenue — 0.3%
100	South Carolina State Public Service Authority, Series A, Rev., AGM, 5.000%, 01/01/14 (p)	104

	Total South Carolina	742

	Tennessee — 1.2%
	General Obligation — 0.4%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	60
100	Series B, GO, 5.000%, 08/01/15	111

		171

	Other Revenue — 0.8%
250	City of Memphis, Rev., 5.000%, 12/01/17	300

	Total Tennessee	471

	Texas — 9.9%
	Education — 1.6%
500	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/18	607

	General Obligation — 2.5%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/23	86
240	City of Irving, Improvement, GO, 5.000%, 09/15/21	296
500	Hays County, Pass-Thru Toll, GO, 5.000%, 02/15/23	591

		973

	Other Revenue — 2.8%
550	City of Austin, Water & Wastewater System, Rev., 5.000%, 05/15/20	681
210	Harris County, Series C, Rev., 5.000%, 08/15/22	248
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.000%, 02/01/14	155

		1,084

	Prerefunded — 1.1%
100	Harris County, Series C, GO, 5.750%, 10/01/18 (p)	126
300	University of Texas, Financing System, Series D, Rev., 5.000%, 08/15/14 (p)	321

		447

	Utility — 0.1%
50	City of Garland, Electric System, Rev., NATL-RE, 5.625%, 03/01/15	55

	Water & Sewer — 1.8%
50	City of Houston, Utilities System, First Lien, Series A, Rev., AGM, 5.000%, 11/15/15	56
355	Series D, Rev., 5.000%, 11/15/24	433
25	City of San Antonio, Water Authority, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	28
70	Mesquite Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	80
100	Trinity River Authority, Rev., 5.000%, 08/01/14	107

		704

	Total Texas	3,870

	Utah — 0.2%
	Other Revenue — 0.2%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Series C, Rev., AGM, 5.500%, 05/15/14	80

	Vermont — 0.1%
	Utility — 0.1%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL-RE, 5.250%, 07/01/14	37

	Virginia — 6.8%
	General Obligation — 5.1%
550	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17	645
150	Loudoun County, Public Improvement, Series A, GO, 5.000%, 07/01/16	173
900	Newport News Virginia, Water Improvement, Series B, GO, 5.250%, 07/01/22	1,162

		1,980

	Other Revenue — 0.7%
175	Henrico County, Public Improvement, Rev., 5.000%, 07/15/20	221
50	Virginia College Building Authority, 21st Century College, Rev., 5.000%, 02/01/23	63

		284

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 1.0%
355	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	395

	Total Virginia	2,659

	Washington — 4.0%
	General Obligation — 2.3%
500	City of Seattle, GO, NATL-RE, 5.000%, 01/01/14	522
25	Snohomish County School District No. 2 Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	29
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	345

		896

	Other Revenue — 1.6%
500	City of Seattle, Municipal Light and Power Improvement, Series A, Rev., 5.000%, 06/01/21	626

	Transportation — 0.1%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	27

	Utility — 0.0% (g)
20	Energy Northwest, Project 1, Series D, Rev., 5.000%, 07/01/16	23

	Total Washington	1,572

	Wisconsin — 1.8%
	Other Revenue — 1.8%
	State of Wisconsin,
290	Series A, Rev., 5.000%, 07/01/20	360
300	Series A, Rev., 5.000%, 07/01/26	352

	Total Wisconsin	712

	Total Municipal Bonds (Cost $35,875)	38,256

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.5%
	Investment Company — 1.5%
591	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $591)	591

	Total Investments — 99.3% (Cost $36,466)	38,847
	Other Assets in Excess of Liabilities — 0.7%	266

	NET ASSETS — 100.0%	$39,113

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	$1,000	$(49)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	1,500	(82)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	500	(27)
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	5,000	73
BNP Paribas	1.980% at termination	CPI-U at termination	01/31/14	1,000	13
BNP Paribas	2.440% at termination	CPI-U at termination	04/01/15	5,000	(33)
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	8,000	(36)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	1,000	48
Credit Suisse International	1.900% at termination	CPI-U at termination	05/02/14	1,000	(1)
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/17	5,000	100
Morgan Stanley Capital Services	2.268% at termination	CPI-U at termination	03/01/15	4,000	(23)
Royal Bank of Scotland	2.740% at termination	CPI-U at termination	07/31/13	1,000	(67)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	21
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	03/02/16	1,000	(3)

					$(66)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	—	Filed for bankruptcy on November 8, 2010.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,395
Aggregate gross unrealized depreciation	(14)

Net unrealized appreciation/depreciation	$2,381

Federal income tax cost of investments	$36,466

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$591	$38,256	$—	$38,847
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$255	$—	$255
Depreciation in Other Financial Instruments

Inflation-Linked Swaps	$—	$(321)	$—	$(321)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 58.7%
	Brazil — 7.3%
13,370	Banco do Brasil S.A.	163,823
35,170	Banco Santander Brasil S.A.	258,739
15,930	BR Properties S.A.	206,790
14,190	BRF - Brasil Foods S.A.	311,683
8,200	Cielo S.A.	231,915
6,853	Lojas Renner S.A.	274,313
51,980	MRV Engenharia e Participacoes S.A.	297,573
20,200	Petroleo Brasileiro S.A., ADR (m)	369,256

		2,114,092

	China — 10.9%
82,000	Agile Property Holdings Ltd.	116,343
35,500	Anhui Conch Cement Co., Ltd., Class H	139,380
1,007,000	Bank of China Ltd., Class H	496,164
305,500	China Minsheng Banking Corp., Ltd., Class H	438,642
73,500	China Shenhua Energy Co., Ltd., Class H	316,059
162,000	CNOOC Ltd.	333,377
152,000	Dongfeng Motor Group Co., Ltd., Class H	248,790
612,000	Industrial & Commercial Bank of China Ltd., Class H	460,903
41,500	Ping An Insurance Group Co. of China Ltd., Class H	372,345
128,000	Uni-President China Holdings Ltd.	150,179
428,000	West China Cement Ltd.	82,770

		3,154,952

	Hong Kong — 6.1%
35,500	China Mobile Ltd.	388,164
152,000	China Overseas Land & Investment Ltd.	471,430
40,000	China Resources Enterprise Ltd.	143,420
118,000	China Unicom Hong Kong Ltd.	188,825
178,000	SJM Holdings Ltd.	485,936
76,000	Yingde Gases	85,257

		1,763,032

	Hungary — 0.6%
8,500	OTP Bank plc	182,790

	India — 4.3%
10,950	HDFC Bank Ltd., ADR (m)	440,409
6,820	Infosys Ltd., ADR (m)	359,550
16,730	Tata Motors Ltd., ADR	462,250

		1,262,209

	Indonesia — 0.7%
411,000	Perusahaan Gas Negara Persero Tbk PT	197,313

	Mexico — 1.1%
2,860	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	308,565

	Nigeria — 0.4%
134,610	Dangote Cement plc	119,834

	Poland — 1.5%
8,660	Eurocash S.A.	140,916
27,820	Powszechna Kasa Oszczednosci Bank Polski S.A.	311,025

		451,941

	Qatar — 0.7%
5,570	Qatar National Bank SAQ	199,337

	Russia — 4.3%
7,960	Lukoil OAO, ADR (m)	536,739
14,120	Mobile Telesystems OJSC, ADR (m)	277,599
29,840	Sberbank of Russia, ADR	440,241

		1,254,579

	South Africa — 3.1%
18,730	Foschini Group Ltd. (The)	245,177
13,660	Mr Price Group Ltd.	188,554
12,530	MTN Group Ltd.	245,157
6,460	Tiger Brands Ltd.	212,491

		891,379

	South Korea — 8.9%
115	Amorepacific Corp. (a)	115,611
1,450	Hyundai Motor Co.	273,052
9,850	Kangwon Land, Inc. (a)	282,562
7,760	Kia Motors Corp.	368,594
3,300	KT&G Corp.	230,016
910	Samsung Electronics Co., Ltd., Reg. S, GDR	603,938
1,160	Samsung Engineering Co., Ltd.	165,578
1,150	Samsung Fire & Marine Insurance Co., Ltd.	232,733
8,430	Shinhan Financial Group Co., Ltd.	316,722

		2,588,806

	Taiwan — 3.3%
96,000	Delta Electronics, Inc.	347,810
33,990	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	602,982

		950,792

	Thailand — 1.6%
16,050	Banpu PCL	208,960
43,900	Total Access Communication PCL	125,134

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Thailand — Continued
	44,900	Total Access Communication PCL, NVDR	130,272

			464,366

		Turkey — 2.2%
	10,940	Tupras Turkiye Petrol Rafinerileri A.S.	301,771
	32,820	Turkiye Halk Bankasi A.S.	324,062

			625,833

		United Arab Emirates — 0.9%
	29,630	Dragon Oil plc	266,921

		United Kingdom — 0.8%
	73,937	Old Mutual plc	220,410

		Total Common Stocks (Cost $14,713,206)	17,017,151

PRINCIPAL AMOUNT
Corporate Bonds — 9.2%
		Brazil — 0.8%
	200,000	Banco BTG Pactual S.A., 4.000%, 01/16/20 (e) (m)	195,500
	20,000	Embraer S.A., 5.150%, 06/15/22 (m)	22,000

			217,500

		Chile — 0.7%
	200,000	Corp. Nacional del Cobre de Chile, Reg. S., 3.750%, 11/04/20	210,506

		Indonesia — 0.8%
	200,000	Pertamina Persero PT, Reg. S., 5.250%, 05/23/21	221,250

		Ireland — 0.6%
	170,000	Vnesheconombank Via VEB Finance plc, Reg. S., 5.450%, 11/22/17	187,000

		Luxembourg — 0.8%
		Russian Agricultural Bank OJSC Via RSHB Capital S.A.,
	100,000	Reg. S., 7.750%, 05/29/18	119,250
RUB	3,300,000	Reg. S., 8.625%, 02/17/17	113,255

			232,505

		Mexico — 1.8%
	30,000	Petroleos Mexicanos, 3.500%, 01/30/23 (e)	29,400
	280,000	5.500%, 01/21/21 (m)	322,700
	120,000	5.500%, 06/27/44 (m)	122,700
MXN	400,000	7.650%, 11/24/21 (e)	35,078

			509,878

		Netherlands — 1.5%
		KazMunaiGaz Finance Sub BV,
	230,000	Reg. S., 7.000%, 05/05/20	280,600
	120,000	Reg. S., 11.750%, 01/23/15	140,850

			421,450

		United Kingdom — 0.7%
	200,000	Sinopec Group Overseas Development 2012 Ltd., Reg. S., 3.900%, 05/17/22	210,740

		United States — 0.1%
	40,000	Southern Copper Corp., 5.250%, 11/08/42	39,032

		Venezuela — 1.4%
		Petroleos de Venezuela S.A.,
	150,000	4.900%, 10/28/14	143,657
	240,000	5.375%, 04/12/27	170,400
	90,000	Reg. S., 8.500%, 11/02/17	88,425

			402,482

		Total Corporate Bonds (Cost $2,523,955)	2,652,343

Foreign Government Securities — 28.1%
		Argentina — 0.8%
		Republic of Argentina,
	265,138	8.280%, 12/31/33 (m)	167,037
	225,500	SUB, 2.500%, 12/31/38 (m)	75,768

			242,805

		Belarus — 0.4%
	100,000	Republic of Belarus, 8.750%, 08/03/15	105,000

		Brazil — 2.4%
	100,000	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	118,290
		Federal Republic of Brazil,
	50,000	7.125%, 01/20/37 (m)	72,250
	205,556	8.000%, 01/15/18 (m)	241,528
	30,000	8.250%, 01/20/34 (m)	47,670
BRL	360,000	8.500%, 01/05/24	205,187

			684,925

		Colombia — 1.0%
		Republic of Colombia,
	100,000	6.125%, 01/18/41 (m)	127,500
	110,000	11.750%, 02/25/20 (m)	171,050

			298,550

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Costa Rica — 0.5%
CRC	8,500,000	Republic of Costa Rica, Reg. S., 9.430%, 06/29/22	17,548
	70,000	Reg. S., 9.995%, 08/01/20	98,350
CRC	13,650,000	Reg. S., 11.500%, 12/21/22	31,605

			147,503

		Croatia — 0.6%
	150,000	Republic of Croatia, Reg. S., 6.750%, 11/05/19	170,250

		Dominican Republic — 0.6%
DOP	1,300,000	Government of Dominican Republic, 16.950%, 02/04/22	39,767
	132,337	Reg. S., 9.040%, 01/23/18	146,893

			186,660

		Ecuador — 0.4%
	100,000	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	104,000

		El Salvador — 0.6%
		Republic of El Salvador,
	35,000	5.875%, 01/30/25 (e) (m)	36,531
	10,000	Reg. S., 7.650%, 06/15/35	11,650
	110,000	Reg. S., 7.750%, 01/24/23	134,200

			182,381

		Ghana — 0.3%
	100,000	Standard Bank plc, CLN, 26.433% , 06/07/17 (linked to Government of Ghana, 26.433%, 06/07/17; credit rating B) (e) (i)	97,840

		Hungary — 0.8%
	190,000	Republic of Hungary, 6.250%, 01/29/20 (m)	208,525
	10,000	7.625%, 03/29/41 (m)	11,640

			220,165

		Iceland — 0.4%
	100,000	Republic of Iceland, 5.875%, 05/11/22 (e) (m)	113,110

		Indonesia — 1.5%
	100,000	Republic of Indonesia, Reg. S., 5.875%, 03/13/20	118,000
	110,000	Reg. S., 8.500%, 10/12/35	168,850
	100,000	Reg. S., 11.625%, 03/04/19	148,250

			435,100

		Iraq — 0.8%
	250,000	Republic of Iraq, Reg. S., 5.800%, 01/15/28	239,125

		Ivory Coast — 0.4%
	110,000	Republic of Ivory Coast, Reg. S., 7.100%, 12/31/32	104,775

		Lithuania — 0.9%
	230,000	Republic of Lithuania, Reg. S., 5.125%, 09/14/17	256,349

		Mexico — 1.7%
	90,000	United Mexican States, 3.625%, 03/15/22	96,525
	80,000	5.625%, 01/15/17	92,920
	20,000	5.750%, 10/12/10 ‡	22,500
	110,000	5.950%, 03/19/19	134,035
MXN	1,060,000	7.750%, 05/29/31	100,528
MXN	500,000	10.000%, 12/05/24	56,109

			502,617

		Nigeria — 0.2%
NGN	7,443,000	Republic of Nigeria, Reg. S., 16.000%, 06/29/19	57,853

		Pakistan — 0.3%
	100,000	Republic of Pakistan, Reg. S., 6.875%, 06/01/17	89,750

		Panama — 0.6%
	60,000	Republic of Panama, 6.700%, 01/26/36 (m)	79,875
	50,000	9.375%, 04/01/29 (m)	81,375

			161,250

		Peru — 1.2%
	20,000	Republic of Peru, 6.550%, 03/14/37 (m)	27,150
	230,000	7.350%, 07/21/25 (m)	323,725

			350,875

		Philippines — 1.7%
	150,000	Republic of Philippines, 6.500%, 01/20/20	189,187
	220,000	7.750%, 01/14/31	319,000

			508,187

		Poland — 0.5%
	115,000	Poland Government Bond, 5.000%, 03/23/22	131,945

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Romania — 0.4%
		Romanian Government International Bond,
	100,000	6.750%, 02/07/22 (e)	119,250

		Russia — 1.6%
		Russian Federation,
	200,000	3.250%, 04/04/17 (e)	212,000
	200,000	Reg. S., 5.625%, 04/04/42	233,500
	18,600	Reg. S., SUB, 7.500%, 03/31/30	23,180

			468,680

		Serbia — 0.5%
	144,000	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	144,720

		South Africa — 1.1%
	250,000	Republic of South Africa, 6.875%, 05/27/19	306,875

		Sri Lanka — 0.9%
	250,000	Republic of Sri Lanka, Reg. S., 6.250%, 10/04/20	271,250

		Turkey — 2.8%
		Republic of Turkey,
TRY	52,823	3.054%, 02/23/22	35,414
	220,000	6.750%, 04/03/18	262,625
	180,000	7.000%, 06/05/20	225,000
	160,000	8.000%, 02/14/34	231,000
TRY	68,048	10.500%, 01/15/20	47,020

			801,059

		Ukraine — 0.7%
	190,000	Republic of Ukraine, Reg. S., 6.580%, 11/21/16	190,238

		Uruguay — 0.7%
		Republic of Uruguay,
UYU	370,000	0.000%, 12/15/28	26,164
UYU	100,000	5.642%, 06/26/37	9,084
UYU	810,000	6.496%, 04/05/27	79,717
	60,000	PIK, 7.875%, 01/15/33	88,800

			203,765

		Venezuela — 0.4%
		Republic of Venezuela,
	57,000	7.650%, 04/21/25	51,300
	41,000	Reg. S., 5.750%, 02/26/16	39,708
	35,000	Reg. S., 8.250%, 10/13/24	33,040

			124,048

		Vietnam — 0.4%
	100,000	Republic of Vietnam, Reg. S., 6.750%, 01/29/20	115,125

		Total Foreign Government Securities (Cost $7,600,049)	8,136,025

SHARES
		Preferred Stock — 1.1%
		Brazil — 1.1%
	28,660	Cia Energetica de Minas Gerais (Cost $427,147)	310,873

PRINCIPAL AMOUNT
	U.S. Treasury Obligation — 0.1%
	25,000	U.S. Treasury Note, 0.750%, 03/31/13 (k) (Cost $25,022)	25,026

SHARES
Short-Term Investment — 1.3%
		Investment Company — 1.3%
	386,907	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $386,907)	386,907

		Total Investments — 98.5% (Cost $25,676,286)	28,528,325
		Other Assets in Excess of Liabilities — 1.5%	440,052

		NET ASSETS — 100.0%	$28,968,377

Percentages indicated are based on net assets.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	27.2%
Commercial Banks	15.6
Oil, Gas & Consumable Fuels	14.4
Automobiles	4.7
Semiconductors & Semiconductor Equipment	4.2
Wireless Telecommunication Services	4.1
Insurance	2.9
Real Estate Management & Development	2.8
Hotels, Restaurants & Leisure	2.7
Food Products	2.4
IT Services	2.1
Specialty Retail	1.5
Foreign Governments	1.3
Electronic Equipment, Instruments & Components	1.2
Construction Materials	1.2
Electric Utilities	1.1
Beverages	1.1
Household Durables	1.0
Food & Staples Retailing	1.0
Multiline Retail	1.0
Others (each less than 1.0%)	5.1
Short-Term Investment	1.4

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	30 Year U.S. Treasury Bond	03/19/13	717,343	(5,228)
3	2 Year U.S. Treasury Note	03/28/13	661,266	103
	Short Futures Outstanding
(1)	10 Year U.S. Treasury Note	03/19/13	(131,281)	2,466
(5)	5 Year U.S. Treasury Note	03/28/13	(618,672)	1,990

				(669)

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
215,841	AUD	BNP Paribas	03/19/13	225,080	224,375	(705)
21,625	AUD	Deutsche Bank AG	03/19/13	22,595	22,480	(115)
54,562,742	CLP	Deutsche Bank AG†	03/19/13	114,894	115,037	143
775,974	CNY	Deutsche Bank AG†	03/19/13	123,468	124,547	1,079
1,428,920	CNY	Union Bank of Switzerland AG†	03/19/13	227,735	229,347	1,612
4,646,784	CZK	Deutsche Bank AG	03/19/13	240,189	245,914	5,725
96,371	EUR	BNP Paribas	03/19/13	125,805	130,884	5,079
86,643	EUR	Deutsche Bank AG	03/19/13	115,536	117,672	2,136
8,000	EUR	State Street Corp.	03/28/13	10,667	10,865	198
10,069,538	JPY	Deutsche Bank AG	03/19/13	112,198	110,146	(2,052)
10,084,309	JPY	Union Bank of Switzerland AG	03/19/13	114,371	110,308	(4,063)
133,530,000	KRW	Deutsche Bank AG†	03/19/13	124,006	122,322	(1,684)
121,553,380	KRW	State Street Bank & Trust†	03/19/13	113,975	111,351	(2,624)
1,459,193	MXN	BNP Paribas	03/19/13	114,795	114,281	(514)
1,468,675	MXN	Credit Suisse International	03/19/13	113,946	115,024	1,078
4,710,092	MXN	Union Bank of Switzerland AG	03/19/13	367,753	368,886	1,133
720,000	MXN	BNP Paribas	03/27/13	55,990	56,342	352
348,299	MYR	Credit Suisse International†	03/19/13	114,874	111,773	(3,101)
348,483	MYR	Deutsche Bank AG†	03/19/13	113,623	111,832	(1,791)
4,664,000	PHP	Credit Suisse International†	03/19/13	115,274	114,632	(642)
353,054	PLN	Deutsche Bank AG	03/19/13	113,734	113,749	15
3,824,490	RUB	Citibank, N.A. †	03/19/13	123,307	126,579	3,272
3,461,370	RUB	Credit Suisse International†	03/19/13	112,611	114,561	1,950
3,474,235	RUB	Deutsche Bank AG†	03/19/13	113,966	114,987	1,021
223,715	TRY	Union Bank of Switzerland AG	03/19/13	125,873	126,545	672
				3,256,265	3,264,439	8,174

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
237,466	AUD	BNP Paribas	03/19/13	248,545	246,856	1,689
2,449,055	CZK	BNP Paribas	03/19/13	126,532	129,607	(3,075)
4,414,974	CZK	Deutsche Bank AG	03/19/13	229,961	233,647	(3,686)
96,371	EUR	Deutsche Bank AG	03/19/13	126,360	130,883	(4,523)
47,000	EUR	Citibank, N.A.	03/28/13	62,460	63,835	(1,375)
4,000	EUR	Deutsche Bank AG	03/28/13	5,341	5,433	(92)
25,223,556	HUF	BNP Paribas	03/19/13	113,413	116,453	(3,040)
427,083	ILS	Deutsche Bank AG	03/19/13	114,325	114,959	(634)
10,341,667	JPY	BNP Paribas	03/19/13	116,645	113,123	3,522
20,153,847	JPY	Union Bank of Switzerland AG	03/19/13	236,064	220,453	15,611
133,530,000	KRW	Deutsche Bank AG†	03/19/13	124,794	122,322	2,472

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,319,092	MXN	BNP Paribas	03/19/13	103,590	103,309	281
1,597,637	MXN	Credit Suisse International	03/19/13	124,237	125,123	(886)
348,700	MXN	Deutsche Bank AG	03/19/13	26,972	27,309	(337)
1,455,703	MXN	Union Bank of Switzerland AG	03/19/13	113,359	114,007	(648)
360,000	MXN	BNP Paribas	03/27/13	27,804	28,172	(368)
360,000	MXN	Citibank, N.A.	03/27/13	27,905	28,171	(266)
345,550	MYR	Credit Suisse International†	03/19/13	114,156	110,891	3,265
351,232	MYR	Deutsche Bank AG†	03/19/13	116,110	112,715	3,395
353,054	PLN	Deutsche Bank AG	03/19/13	112,347	113,749	(1,402)
3,443,649	RUB	Credit Suisse International†	03/19/13	113,418	113,974	(556)
287,365	SGD	Deutsche Bank AG	03/19/13	234,472	232,176	2,296
3,421,823	THB	Deutsche Bank AG	03/19/13	114,555	114,452	103
223,715	TRY	Deutsche Bank AG	03/19/13	124,348	126,545	(2,197)
2,057,940	ZAR	Deutsche Bank AG	03/19/13	226,382	228,777	(2,395)
				3,084,095	3,076,941	7,154

†	Non-deliverable forward.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
CNY	—	China Yuan
CRC	—	Costa Rican Colon
CZK	—	Czech Republic Koruna
DOP	—	Dominican Republic Peso
EUR	—	Euro
GDR	—	Global Depositary Receipt
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
NVDR	—	Non Voting Depositary Receipt
PHP	—	Philippine Peso
PIK	—	Payment-in-Kind
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2013.
THB	—	Thai Baht
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
‡	—	Security matures in 2110.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are $12,451,703 and 43.6%, respectively

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,287,814
Aggregate gross unrealized depreciation	(435,775)

Net unrealized appreciation/depreciation	2,852,039

Federal income tax cost of investments	25,676,286

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	2,114,092	—	—	2,114,092
China	—	3,154,952	—	3,154,952
Hong Kong	—	1,763,032	—	1,763,032
Hungary	—	182,790	—	182,790
India	1,262,209	—	—	1,262,209
Indonesia	—	197,313	—	197,313
Mexico	308,565	—	—	308,565
Nigeria	—	119,834	—	119,834
Poland	—	451,941	—	451,941
Qatar	—	199,337	—	199,337
Russia	277,599	976,980	—	1,254,579
South Africa	—	891,379	—	891,379
South Korea	—	2,588,806	—	2,588,806
Taiwan	602,982	347,810	—	950,792
Thailand	—	464,366	—	464,366
Turkey	—	625,833	—	625,833
United Arab Emirates	—	266,921	—	266,921
United Kingdom	—	220,410	—	220,410

Total Common Stocks	4,565,447	12,451,704	—	17,017,151

Preferred Stock
Brazil	310,873	—	—	310,873

Debt Securities
Corporate Bonds
Brazil	—	22,000	195,500	217,500
Chile	—	210,506	—	210,506
Indonesia	—	221,250	—	221,250
Ireland	—	187,000	—	187,000
Luxembourg	—	232,505	—	232,505
Mexico	—	509,878	—	509,878
Netherlands	—	421,450	—	421,450
United Kingdom	—	210,740	—	210,740
United States	—	39,032	—	39,032
Venezuela	—	402,482	—	402,482

Total Corporate Bonds	—	2,456,843	195,500	2,652,343

Foreign Government Securities	—	8,038,185	97,840	8,136,025
U.S. Treasury Obligation	—	25,026	—	25,026
Short-Term Investment
Investment Company	386,907	—	—	386,907

Total Investments in Securities	5,263,227	22,971,758	293,340	28,528,325

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	58,099	—	58,099
Futures Contracts	4,559	—	—	4,559

Total Appreciation in Other Financial Instruments	4,559	58,099	—	62,658

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(42,771)	—	(42,771)
Futures Contracts	(5,228)	—	—	(5,228)

Total Depreciation in Other Financial Instruments	(5,228)	(42,771)	—	(47,999)

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Balance as of 10/31/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/13
Investments in Securities
Corporate Bond - Brazil	—	—	(3,002)	8	198,494	—	—	—	195,500
Foreign Government Securities	93,960	—	3,880	—	100,000	(100,000)	—	—	97,840

	93,960	—	878	8	298,494	(100,000)	—	—	293,340

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $878.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
March 28, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
March 28, 2013